UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08274

MassMutual Select Funds

(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT	06082
(Address of principal executive offices)		(Zip code)
Eric Wietsma
100 Bright Meadow Blvd., Enfield, CT	06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	12/31/14

Date of reporting period:	3/31/14

Item 1. Schedule of Investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 112.1%

CORPORATE DEBT — 24.8%
Banks — 6.7%
Abbey National Treasury Services PLC FRN 1.819% 4/25/14	$2,100,000	$2,102,129
Banco Santander Brasil SA (a) 4.250% 1/14/16	1,400,000	1,450,750
Banco Santander Chile FRN (a) 1.837% 1/19/16	1,000,000	990,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (a) 4.125% 11/09/22	7,800,000	7,653,750
Bank of America Corp. 2.000% 1/11/18	8,100,000	8,084,829
Bank of India (b) 6.250% 2/16/21	3,700,000	3,971,532
Bank of Nova Scotia (a) 1.950% 1/30/17	1,000,000	1,024,450
Barclays Bank PLC 7.625% 11/21/22	1,200,000	1,323,000
BBVA Bancomer SA (a) 4.500% 3/10/16	500,000	528,750
BBVA Bancomer SA (a) 6.500% 3/10/21	2,400,000	2,595,000
BBVA US Senior SA FRN 2.361% 5/16/14	6,000,000	6,009,522
Dexia Credit Local SA (a) 2.750% 4/29/14	42,345,000	42,394,544
ICICI Bank Ltd. (a) 4.750% 11/25/16	6,400,000	6,739,174
ICICI Bank Ltd. (b) 5.500% 3/25/15	2,200,000	2,274,829
JP Morgan Chase Bank NA 6.000% 10/01/17	11,700,000	13,327,680
Korea Development Bank 3.500% 8/22/17	900,000	952,464
National Australia Bank Ltd. FRN (a) 0.962% 4/11/14	6,800,000	6,801,020

		108,223,423

Building Materials — 0.0%
Corporacion GEO SAB de CV (a) (c) 9.250% 6/30/20	3,000,000	382,500

Chemicals — 0.4%
Braskem Finance Ltd. (a) 5.750% 4/15/21	2,000,000	1,997,500

	Principal Amount	Value
Braskem Finance Ltd. (a) 7.000% 5/07/20	$3,580,000	$3,884,300

		5,881,800

Diversified Financial — 12.9%
Ally Financial, Inc. FRN 3.635% 6/20/14	21,600,000	21,675,600
BM&F Bovespa SA (a) 5.500% 7/16/20	3,300,000	3,506,250
Citigroup, Inc. 5.000% 9/15/14	11,700,000	11,926,570
Credit Agricole Home Loan FRN (a) 0.987% 7/21/14	5,400,000	5,410,384
Federal Home Loan Mortgage Corp. 0.875% 3/07/18	100,000	97,906
Federal Home Loan Mortgage Corp. 1.000% 3/08/17	800,000	801,876
Federal Home Loan Mortgage Corp. 1.000% 6/29/17	16,500,000	16,455,887
Federal Home Loan Mortgage Corp. 1.000% 7/28/17	15,600,000	15,555,960
Federal Home Loan Mortgage Corp. 1.000% 9/29/17	25,100,000	24,930,379
Federal Home Loan Mortgage Corp. 1.250% 8/01/19	13,200,000	12,696,724
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	20,300,000	19,474,687
Federal Home Loan Mortgage Corp. 3.750% 3/27/19	4,800,000	5,238,594
Federal Home Loan Mortgage Corp. 5.500% 8/23/17	3,500,000	4,003,908
Federal National Mortgage Association 0.875% 8/28/17	10,600,000	10,496,592
Federal National Mortgage Association 0.875% 12/20/17	1,400,000	1,377,370
Federal National Mortgage Association 0.875% 2/08/18	700,000	686,293
Federal National Mortgage Association 0.875% 5/21/18	100,000	97,440
Federal National Mortgage Association 1.125% 4/27/17	1,200,000	1,205,550
Federal National Mortgage Association (d) 1.250% 1/30/17	11,200,000	11,320,201
Federal National Mortgage Association 1.875% 9/18/18	300,000	302,496

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association 5.000% 2/13/17	$4,700,000	$5,243,835
Federal National Mortgage Association 5.000% 5/11/17	4,800,000	5,379,145
Federal National Mortgage Association 5.375% 6/12/17	8,100,000	9,193,562
Ford Motor Credit Co. LLC 8.700% 10/01/14	300,000	311,794
JP Morgan Chase & Co. 6.300% 4/23/19	6,900,000	8,114,559
JPMorgan Chase & Co 3.700% 1/20/15	100,000	102,517
Macquarie Bank Ltd. (a) 6.625% 4/07/21	2,100,000	2,375,957
SLM Corp. 6.250% 1/25/16	100,000	107,500
SLM Corp. 8.450% 6/15/18	10,000,000	11,775,000

		209,864,536

Electric — 0.4%
Majapahit Holding BV (a) 7.750% 1/20/20	5,300,000	6,081,750

Insurance — 1.6%
American International Group, Inc. 5.050% 10/01/15	12,500,000	13,283,750
Cincinnati Financial Corp. 6.920% 5/15/28	10,927,000	13,138,461

		26,422,211

Iron & Steel — 0.6%
CSN Islands XI Corp. (a) 6.875% 9/21/19	1,900,000	1,985,500
Gerdau Holdings, Inc. (b) 7.000% 1/20/20	7,000,000	7,770,000
GTL Trade Finance, Inc. (a) 7.250% 10/20/17	400,000	449,500

		10,205,000

Oil & Gas — 0.5%
Petrobras International Finance Co. 7.875% 3/15/19	2,300,000	2,623,284
Ras Laffan LNG 3 (b) 5.500% 9/30/14	1,800,000	1,836,000
Reliance Holdings USA, Inc. (a) 4.500% 10/19/20	4,300,000	4,353,049

		8,812,333

Retail — 0.0%
CVS Pass-Through Trust 6.943% 1/10/30	85,171	100,688

	Principal Amount	Value
Savings & Loans — 0.8%
SSIF Nevada LP FRN (a) 0.942% 4/14/14	$12,500,000	$12,502,512

Telecommunications — 0.3%
Verizon Communications, Inc. FRN 1.984% 9/14/18	700,000	735,136
Verizon Communications, Inc. 2.500% 9/15/16	900,000	931,923
Verizon Communications, Inc. 3.650% 9/14/18	2,300,000	2,448,424

		4,115,483

Transportation — 0.6%
Asciano Finance (a) 5.000% 4/07/18	1,700,000	1,825,491
DP World Sukuk Ltd. (a) 6.250% 7/02/17	7,000,000	7,761,600

		9,587,091

TOTAL CORPORATE DEBT (Cost $391,543,952)		402,179,327

MUNICIPAL OBLIGATIONS — 2.9%
Bay Area Toll Authority BAB 6.918% 4/01/40	6,300,000	8,193,780
Denver Public Schools BAB 6.220% 12/15/26	4,300,000	4,896,582
Irvine Ranch Water District BAB 6.622% 5/01/40	6,700,000	8,364,146
Metropolitan Government of Nashville & Davidson County Convention Center Authority BAB 6.731% 7/01/43	100,000	118,894
New York City Municipal Water Finance Authority BAB 6.124% 6/15/42	10,000,000	10,834,600
New York Liberty Development Corp. 5.000% 12/15/41	200,000	209,616
New York State Dormitory Authority 5.051% 9/15/27	600,000	662,136
New York State Thruway Authority 5.000% 3/15/30	3,800,000	4,210,286
San Diego County Regional Airport Authority BAB 6.628% 7/01/40	5,000,000	5,355,350
State of California 7.950% 3/01/36	700,000	823,781

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State of California BAB 5.700% 11/01/21	$3,500,000	$4,087,720

		47,756,891

TOTAL MUNICIPAL OBLIGATIONS (Cost $42,562,870)		47,756,891

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.2%
Commercial MBS — 4.8%
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.680% 2/24/51	6,449,036	7,223,888
BCRR Trust, Series 2009-1, Class 2A2 VRN (a) 5.858% 7/17/40	31,036,000	34,378,670
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3 VRN 5.978% 2/15/41	2,800,000	3,130,035
European Loan Conduit, Series 25A, Class A FRN EUR (a) (e) 0.438% 5/15/19	1,467,441	1,988,280
European Loan Conduit, Series 25X, Class A FRN EUR (b) (e) 0.438% 5/15/19	34,528	46,854
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	2,500,000	2,791,571
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 5.819% 8/15/45	21,892,178	24,265,247
Titan Europe PLC, Series 2007-3X, Class A1 FRN GBP (b) (e) 0.802% 10/23/16	2,360,215	3,875,811

		77,700,356

Home Equity ABS — 1.5%
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A3 FRN 0.304% 5/25/36	2,729,609	2,505,812
Countrywide Asset-Backed Certificates, Series 2004-5, Class M1 FRN 1.009% 8/25/34	2,800,000	2,572,323
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3 FRN 0.504% 4/25/36	990,626	952,454

	Principal Amount	Value
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4 FRN 0.514% 10/25/35	$2,656,617	$2,410,227
Home Equity Asset Trust, Series 2003-4, Class M1 FRN 1.354% 10/25/33	6,547,471	6,311,131
IXIS Real Estate Capital Trust, Series 2005-HE2, Class M4 FRN 1.084% 9/25/35	2,700,000	2,340,703
Lehman XS Trust, Series 2005-4, Class 1A3 FRN 0.554% 10/25/35	1,628,175	1,514,054
Morgan Stanley Home Equity Loan Trust 2007-2, Series 2007-2, Class A2 FRN 0.324% 4/25/37	6,990,892	4,078,667
Soundview Home Loan Trust 2006-3, Series 2006-3, Class A3 FRN 0.314% 11/25/36	1,937,504	1,535,952

		24,221,323

Other ABS — 0.5%
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.484% 5/21/21	3,655,435	3,559,355
Penta CLO 1 SA, Series 2007-1X, Class A1 FRN EUR (b) (e) 0.551% 6/04/24	968,307	1,307,286
RAAC Series 2007-SP1 Trust, Series 2007-SP1, Class M1 FRN 0.724% 3/25/37	4,600,000	3,942,121

		8,808,762

Student Loans ABS — 0.6%
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.255% 8/15/23	10,202,907	10,272,735

WL Collateral CMO — 2.8%
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B FRN EUR (a) (e) 1.688% 5/16/47	1,273,406	1,775,888
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 5.639% 9/25/36	250,107	231,680
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2 VRN 2.657% 3/25/36	36,135	33,268
Granite Master Issuer PLC, Series 2005-2, Class A6 FRN 0.417% 12/20/54	1,272,319	1,263,203
Granite Master Issuer PLC, Series 2006-3, Class A5 FRN EUR (e) 0.454% 12/20/54	3,027,236	4,140,444

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Granite Master Issuer PLC, Series 2006-4, Class A7 FRN EUR (b) (e) 0.454% 12/20/54	$1,545,722	$2,114,770
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.650% 9/25/35	3,729,770	3,794,365
Holmes Master Issuer PLC, Series 2011-1A, Class A3 FRN EUR (a) (e) 1.632% 10/15/54	452,889	625,629
Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A3 FRN 4.796% 7/25/36	8,884,556	7,942,306
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1 FRN 0.414% 1/25/36	3,361,677	3,002,327
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2 FRN 2.858% 8/25/35	2,979,551	2,957,179
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 1APT FRN 0.434% 12/25/35	2,881,347	2,551,378
RALI Trust, Series 2006-QA7, Class 2A1 FRN 0.339% 8/25/36	1,955,308	1,498,790
STARM Mortgage Loan Trust 2007-1, Series 2007-1, Class 3A1 FRN 6.004% 2/25/37	3,073,179	2,942,498
TBW Mortgage-Backed Trust, Series 2006-4, Class A3 FRN 0.354% 9/25/36	135,007	119,205
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 Trust, Series 2005-7, Class 4CB 7.000% 8/25/35	7,278,047	4,941,589
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class IIA1 FRN 2.616% 2/25/34	1,806,374	1,844,363
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 1A1 5.000% 3/25/36	3,475,135	3,499,678

		45,278,560

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $150,284,534)		166,281,736

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 10.5%
Autonomous Community of Valencia Spain EUR (e) 4.375% 7/16/15	$300,000	$427,066
Banco Nacional de Desenvolvimento Economico e Social (a) 3.375% 9/26/16	500,000	509,375
Italy Buoni Poliennali del Tesoro EUR (e) 2.250% 5/15/16	3,700,000	5,242,678
Italy Buoni Poliennali Del Tesoro EUR (e) 3.000% 4/15/15	300,000	423,174
Italy Buoni Poliennali del Tesoro EUR (e) 3.000% 6/15/15	8,500,000	12,032,164
Italy Buoni Poliennali del Tesoro EUR (e) 3.000% 11/01/15	3,700,000	5,279,272
Italy Buoni Poliennali del Tesoro EUR (e) 3.750% 8/01/15	4,600,000	6,591,474
Italy Buoni Poliennali Del Tesoro EUR (e) 3.750% 4/15/16	3,100,000	4,520,337
Italy Buoni Poliennali del Tesoro EUR (e) 3.750% 8/01/16	14,700,000	21,554,670
Italy Buoni Poliennali del Tesoro EUR (e) 4.500% 7/15/15	14,600,000	21,085,376
Italy Buoni Poliennali del Tesoro EUR (e) 4.750% 9/15/16	200,000	300,438
Italy Certificati di Credito del Tesoro EUR (e) 0.000% 6/30/15	3,400,000	4,642,977
Italy Certificati di Credito del Tesoro EUR (e) 0.000% 12/31/15	400,000	543,259
Korea Housing Finance Corp. (a) 4.125% 12/15/15	400,000	420,804
Province of Ontario Canada 1.000% 7/22/16	100,000	100,521
Province of Ontario Canada 1.600% 9/21/16	2,100,000	2,137,905
Province of Ontario Canada 1.650% 9/27/19	1,800,000	1,744,344
Province of Ontario Canada 3.000% 7/16/18	400,000	420,172
Province of Ontario Canada CAD (e) 3.150% 6/02/22	1,000,000	915,179

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Province of Ontario Canada CAD (e) 4.000% 6/02/21	$7,900,000	$7,714,630
Province of Ontario Canada CAD (e) 4.200% 6/02/20	3,100,000	3,073,360
Province of Ontario Canada CAD (e) 4.400% 6/02/19	900,000	899,406
Province of Ontario Canada 4.400% 4/14/20	1,000,000	1,104,497
Province of Ontario Canada CAD (e) 5.500% 6/02/18	300,000	309,748
Province of Quebec Canada 3.500% 7/29/20	1,400,000	1,471,652
Province of Quebec Canada CAD (e) 3.500% 12/01/22	3,800,000	3,530,030
Province of Quebec Canada CAD (e) 4.250% 12/01/21	7,600,000	7,489,454
Spain Government Bond EUR (e) 3.000% 4/30/15	3,400,000	4,801,502
Spain Government Bond EUR (e) 3.150% 1/31/16	1,700,000	2,444,851
Spain Government Bond EUR (e) 3.300% 7/30/16	19,000,000	27,606,819
Spain Government Bond EUR (e) 3.750% 10/31/15	7,600,000	10,967,468
Spain Government Bond EUR (e) 4.000% 7/30/15	6,600,000	9,488,465

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $171,609,126)		169,793,067

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 30.5%
Pass-Through Securities — 30.5%
Federal Home Loan Mortgage Corp. Pool #A95282 4.500% 12/01/40	199,154	212,503
Pool #C03701 4.500% 9/01/41	826,557	881,962
Federal Home Loan Mortgage Corp. TBA (f) Pool #7190 4.500% 7/01/39	1,000,000	1,062,422
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	2,200,000	2,078,329
Pool #470529 2.475% 4/01/19	2,800,000	2,854,659
Pool #AM0414 2.870% 9/01/27	1,500,000	1,363,234
Pool #AB1826 3.000% 11/01/20	1,608,768	1,673,056

	Principal Amount	Value
Pool #MA0605 3.000% 12/01/20	$1,889,215	$1,964,709
Pool #MA0658 3.000% 2/01/21	106,626	110,887
Pool #AL0579 3.000% 8/01/21	407,311	423,588
Pool #MA0865 3.000% 10/01/21	63,366	65,898
Pool #MA0921 3.000% 12/01/21	760,146	790,522
Pool #AK0282 3.000% 12/01/21	320,983	333,809
Pool #AB4551 3.000% 3/01/22	714,179	742,718
Pool #MA1014 3.000% 3/01/22	513,154	533,660
Pool #MA1030 3.000% 4/01/22	478,632	497,759
Pool #AB5079 3.000% 5/01/22	1,584,159	1,647,463
Pool #AB1768 3.000% 11/01/25	17,356	17,849
Pool #AB6842 3.000% 11/01/27	502,270	516,534
Pool #AU7545 3.000% 10/01/28	53,085	54,625
Pool #930587 4.000% 2/01/24	55,535	59,006
Pool #992772 4.000% 3/01/24	67,276	71,480
Pool #AA2380 4.000% 3/01/24	25,176	26,765
Pool #AA3048 4.000% 3/01/24	46,790	49,714
Pool #AA2191 4.000% 3/01/24	3,932	4,178
Pool #AA4527 4.000% 3/01/24	53,830	57,194
Pool #AA5023 4.000% 3/01/24	66,796	70,971
Pool #930848 4.000% 4/01/24	3,617,269	3,843,348
Pool #934835 4.000% 4/01/24	12,600	13,388
Pool #935207 4.000% 4/01/24	47,102	50,075
Pool #AA3174 4.000% 4/01/24	824,949	876,508
Pool #AA4004 4.000% 4/01/24	19,087	20,292
Pool #994720 4.000% 4/01/24	55,590	59,064

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AA4340 4.000% 4/01/24	$3,126,010	$3,323,340
Pool #AA5292 4.000% 4/01/24	56,751	60,333
Pool #AA4617 4.000% 4/01/24	22,616	24,044
Pool #AA5022 4.000% 4/01/24	3,482	3,700
Pool #AA5105 4.000% 4/01/24	2,512	2,668
Pool #AA5196 4.000% 4/01/24	791,306	841,258
Pool #AA5712 4.000% 4/01/24	22,277	23,684
Pool #AA5465 4.000% 5/01/24	51,455	54,671
Pool #AA6326 4.000% 5/01/24	16,670	17,712
Pool #993382 4.000% 6/01/24	1,372,309	1,458,079
Pool #AC4097 4.000% 8/01/24	60,579	64,412
Pool #AD3975 4.000% 6/01/25	78,705	83,686
Pool #AD9130 4.000% 8/01/25	85,366	90,808
Pool #AI2022 4.000% 4/01/26	327,280	348,349
Pool #AE4338 4.000% 9/01/30	98,725	104,120
Pool #MA0534 4.000% 10/01/30	312,374	329,445
Pool #AC0903 4.000% 8/01/39	68,682	71,426
Pool #AH0248 4.000% 11/01/40	725,920	755,099
Pool #889907 4.500% 10/01/20	138,971	147,738
Pool #AA6704 4.500% 3/01/23	104,674	110,983
Pool #995282 4.500% 4/01/23	58,289	62,203
Pool #983629 4.500% 5/01/23	6,700	7,150
Pool #257277 4.500% 7/01/23	14,277	15,236
Pool #255217 4.500% 4/01/24	170,962	183,964
Pool #931412 4.500% 6/01/24	224,562	239,641
Pool #AA7525 4.500% 6/01/24	456,644	487,307

	Principal Amount	Value
Pool #932561 4.500% 2/01/25	$159,627	$170,346
Pool #AD3832 4.500% 4/01/25	937,830	1,000,217
Pool #AD7877 4.500% 6/01/25	349,139	372,365
Pool #AE0791 4.500% 12/01/25	208,492	222,362
Pool #930997 4.500% 4/01/29	5,270,357	5,684,368
Pool #MA0096 4.500% 6/01/29	135,136	145,752
Pool #AB1129 4.500% 6/01/30	114,879	123,975
Pool #AD6404 4.500% 6/01/30	34,225	36,935
Pool #812104 4.500% 2/01/35	61,558	66,124
Pool #815715 4.500% 4/01/35	48,316	51,900
Pool #829583 4.500% 7/01/35	2,894	3,107
Pool #832199 4.500% 7/01/35	100,618	108,003
Pool #745044 4.500% 8/01/35	45,520	48,897
Pool #835760 4.500% 9/01/35	1,302,418	1,398,013
Pool #AA1258 4.500% 10/01/35	854,099	917,455
Pool #745147 4.500% 12/01/35	153,296	164,548
Pool #AA4986 4.500% 3/01/39	379,670	407,359
Pool #AA7407 4.500% 6/01/39	319,638	341,850
Pool #AC2749 4.500% 8/01/39	19,534	20,922
Pool #931778 4.500% 8/01/39	20,118	21,547
Pool #AC8913 4.500% 1/01/40	32,036	34,213
Pool #932473 4.500% 2/01/40	87,566	93,514
Pool #AD1540 4.500% 3/01/40	267,107	285,251
Pool #AD1079 4.500% 3/01/40	377,617	403,268
Pool #AD1654 4.500% 3/01/40	816,227	876,009
Pool #AD7793 4.500% 7/01/40	19,730	21,064

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AB1226 4.500% 7/01/40	$57,346	$61,223
Pool #AE2100 4.500% 8/01/40	332,532	355,017
Pool #AB1389 4.500% 8/01/40	40,454	43,190
Pool #AD9137 4.500% 8/01/40	80,177	85,598
Pool #AE2830 4.500% 9/01/40	20,095	21,453
Pool #AE3151 4.500% 9/01/40	161,925	172,874
Pool #AE6437 4.500% 10/01/40	494,754	528,207
Pool #AE1611 4.500% 10/01/40	2,404,990	2,567,609
Pool #AE3204 4.500% 10/01/40	327,908	350,080
Pool #AE7731 4.500% 11/01/40	582,451	621,835
Pool #AE8864 4.500% 11/01/40	407,828	435,404
Pool #AH2396 4.500% 1/01/41	64,764	69,123
Pool #AH4660 4.500% 2/01/41	20,988	22,401
Pool #AE0984 4.500% 2/01/41	26,452	28,233
Pool #AH4232 4.500% 3/01/41	491,695	524,788
Pool #AH4709 4.500% 4/01/41	108,178	115,442
Pool #AH9142 4.500% 4/01/41	115,685	123,453
Pool #AH9873 4.500% 4/01/41	841,148	897,761
Pool #AI1116 4.500% 4/01/41	514,260	548,872
Pool #AI0290 4.500% 5/01/41	149,264	159,287
Pool #AL0160 4.500% 5/01/41	1,884,855	2,012,304
Pool #AI1586 4.500% 6/01/41	448,995	479,144
Pool #AE5634 4.500% 6/01/41	14,426	15,394
Pool #AE4559 4.500% 6/01/41	42,014	44,835
Pool #AI0756 4.500% 6/01/41	587,427	626,871
Pool #MA0755 4.500% 6/01/41	1,574,457	1,680,180

	Principal Amount	Value
Pool #AI7784 4.500% 7/01/41	$19,387	$20,688
Pool #AH3853 4.500% 7/01/41	409,088	436,557
Pool #AI5094 4.500% 8/01/41	1,717,623	1,832,958
Pool #AI0814 4.500% 8/01/41	596,628	636,691
Pool #AI6643 4.500% 8/01/41	468,463	499,920
Pool #MA0843 4.500% 9/01/41	2,915,927	3,111,727
Pool #AJ1677 4.500% 9/01/41	18,373	19,607
Pool #MA0967 4.500% 12/01/41	23,032	24,575
Pool #AL4023 4.500% 1/01/42	27,148	28,984
Pool #AJ9736 4.500% 1/01/42	961,808	1,026,242
Pool #MA1066 4.500% 4/01/42	29,077	31,021
Pool #MA1111 4.500% 7/01/42	25,022	26,694
Pool #MA1159 4.500% 8/01/42	642,614	685,564
Pool #AV1590 4.500% 11/01/43	26,808	28,620
Pool #256713 5.000% 5/01/27	247,430	269,524
Pool #257101 5.000% 2/01/28	59,416	64,721
Pool #257163 5.000% 4/01/28	70,344	76,625
Pool #730728 5.000% 8/01/33	433,154	473,999
Pool #808338 5.000% 8/01/33	56,083	61,372
Pool #725231 5.000% 2/01/34	64,953	71,078
Pool #725205 5.000% 3/01/34	327,619	358,513
Pool #773682 5.000% 4/01/34	120,294	131,637
Pool #807167 5.000% 1/01/35	1,364,289	1,492,084
Pool #735288 5.000% 3/01/35	1,354,218	1,481,494
Pool #815971 5.000% 3/01/35	529,477	579,074
Pool #828296 5.000% 4/01/35	165,263	180,744

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #824421 5.000% 5/01/35	$69,307	$75,800
Pool #833958 5.000% 7/01/35	87,126	95,261
Pool #826716 5.000% 8/01/35	1,455,509	1,591,395
Pool #828547 5.000% 8/01/35	39,315	42,986
Pool #833215 5.000% 9/01/35	2,176,709	2,379,926
Pool #888343 5.000% 11/01/35	20,275	22,168
Pool #889659 5.000% 12/01/36	36,735	40,176
Pool #AA0974 5.000% 2/01/37	20,772	22,683
Pool #310068 5.000% 7/01/37	610,753	667,964
Pool #889479 5.000% 7/01/37	547,898	599,050
Pool #AL0527 5.000% 2/01/38	38,194	41,760
Pool #991101 5.000% 12/01/38	39,797	43,556
Pool #AL2629 5.000% 6/01/39	35,685	39,016
Pool #AA9701 5.000% 7/01/39	82,107	89,618
Pool #AD7136 5.000% 7/01/40	189,881	207,252
Pool #AD9548 5.000% 7/01/40	2,440,789	2,664,083
Pool #AE5002 5.000% 11/01/40	76,939	84,291
Pool #AB2350 5.000% 2/01/41	190,360	207,775
Pool #AH8146 5.000% 4/01/41	115,236	126,355
Pool #AH8434 5.000% 4/01/41	357,032	389,695
Pool #AL0933 5.000% 10/01/41	255,416	278,783
Pool #AJ6307 5.000% 12/01/41	173,760	189,711
Pool #AQ1351 5.000% 11/01/42	295,651	324,361
Pool #256714 5.500% 5/01/27	84,203	92,791
Pool #257204 5.500% 5/01/28	51,417	56,635
Pool #257239 5.500% 6/01/28	64,576	71,129

	Principal Amount	Value
Pool #257325 5.500% 8/01/28	$210,301	$231,643
Pool #AD0836 5.500% 11/01/28	258,503	285,117
Pool #257499 5.500% 12/01/28	1,350,238	1,487,267
Pool #257537 5.500% 1/01/29	63,227	69,643
Pool #AD0912 5.500% 4/01/29	860,113	948,813
Pool #730155 5.500% 8/01/33	160,124	177,726
Pool #736576 5.500% 10/01/33	2,968	3,294
Pool #555876 5.500% 10/01/33	4,941	5,484
Pool #755913 5.500% 11/01/33	4,445	4,934
Pool #737880 5.500% 12/01/33	2,222	2,466
Pool #782202 5.500% 12/01/33	418,785	464,819
Pool #725383 5.500% 1/01/34	343,352	381,094
Pool #255028 5.500% 1/01/34	13,938	15,470
Pool #725206 5.500% 2/01/34	171,717	190,593
Pool #773025 5.500% 3/01/34	59,158	65,661
Pool #780921 5.500% 6/01/34	163,563	181,542
Pool #735141 5.500% 1/01/35	179,879	199,314
Pool #735358 5.500% 2/01/35	98,471	109,110
Pool #799075 5.500% 3/01/35	358,935	397,268
Pool #827962 5.500% 4/01/35	8,877	9,819
Pool #835319 5.500% 11/01/35	694,401	767,042
Pool #190367 5.500% 1/01/36	335,685	370,276
Pool #845341 5.500% 1/01/36	3,877	4,276
Pool #850314 5.500% 1/01/36	20,344	22,440
Pool #850439 5.500% 2/01/36	20,485	22,609
Pool #745418 5.500% 4/01/36	47,576	52,479

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #831483 5.500% 5/01/36	$72,007	$79,416
Pool #891588 5.500% 5/01/36	2,580	2,845
Pool #885272 5.500% 6/01/36	98,501	108,636
Pool #887653 5.500% 7/01/36	2,928	3,230
Pool #995112 5.500% 7/01/36	25,942	28,745
Pool #887673 5.500% 8/01/36	999	1,102
Pool #903778 5.500% 11/01/36	66,446	73,272
Pool #AD2612 5.500% 11/01/36	58,542	64,667
Pool #258903 5.500% 12/01/36	76,839	84,733
Pool #888572 5.500% 12/01/36	328,600	362,359
Pool #888538 5.500% 1/01/37	109,513	120,798
Pool #889584 5.500% 1/01/37	45,782	50,571
Pool #888129 5.500% 2/01/37	1,858,325	2,049,239
Pool #888816 5.500% 3/01/37	1,938,999	2,138,807
Pool #918527 5.500% 4/01/37	194,014	213,946
Pool #256673 5.500% 4/01/37	3,272,282	3,608,458
Pool #190379 5.500% 5/01/37	12,352,836	13,621,897
Pool #918298 5.500% 5/01/37	392,685	433,027
Pool #AD0490 5.500% 8/01/37	92,240	101,889
Pool #AE0188 5.500% 8/01/37	183,138	202,582
Pool #256895 5.500% 9/01/37	504,620	556,462
Pool #968512 5.500% 1/01/38	34,084	37,580
Pool #962371 5.500% 3/01/38	310,917	342,810
Pool #889996 5.500% 6/01/38	2,941,699	3,243,912
Pool #995018 5.500% 6/01/38	9,186,376	10,130,133
Pool #984277 5.500% 6/01/38	364,506	401,954

	Principal Amount	Value
Pool #982514 5.500% 7/01/38	$242,492	$267,328
Pool #964072 5.500% 7/01/38	450,208	496,320
Pool #929826 5.500% 8/01/38	31,759	35,031
Pool #AD0963 5.500% 9/01/38	351,459	387,841
Pool #889982 5.500% 11/01/38	3,850,860	4,245,874
Pool #995903 5.500% 3/01/39	2,006,148	2,211,934
Pool #AA3642 5.500% 4/01/39	38,722	43,033
Pool #AC2754 5.500% 8/01/39	557,782	614,911
Pool #AD0242 5.500% 9/01/39	744,128	821,622
Pool #AC6150 5.500% 11/01/39	1,653,007	1,822,828
Pool #190399 5.500% 11/01/39	873,498	962,963
Pool #932511 5.500% 2/01/40	231,225	255,161
Pool #AL0414 5.500% 9/01/40	651,151	718,046
Pool #890365 5.500% 7/01/41	380,567	419,604
Pool #357829 6.000% 6/01/35	616,341	685,173
Pool #896019 6.000% 8/01/36	11,406	12,680
Pool #AE0394 6.000% 1/01/39	18,123	20,146
Pool #AL0013 6.000% 4/01/40	1,202,099	1,336,349
Pool #AL0152 6.000% 6/01/40	558,888	621,304
Pool #AL3365 6.000% 5/01/41	4,320,929	4,803,489
Federal National Mortgage Association TBA Pool #5650 3.000% 5/01/27 (f)	123,000,000	126,324,838
Pool #4555 3.500% 6/01/26 (f)	98,000,000	102,708,596
Pool #19687 4.500% 12/01/39 (f)	4,000,000	4,253,906
Pool #20567 4.500% 12/01/39 (f)	50,100,000	53,450,437
Pool #29986 5.000% 4/01/37 (f)	14,000,000	15,228,828

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #29647 5.000% 4/01/37 (f)	$23,000,000	$25,082,579
Pool #45577 5.500% 11/01/34 (f)	13,000,000	14,348,750
Government National Mortgage Association Pool #670848 5.000% 1/15/38	15,618	17,093
Pool #676882 5.000% 3/15/38	646,847	707,944
Pool #782487 5.000% 12/15/38	828,292	907,174
Pool #701354 5.000% 2/15/39	426,531	466,619
Pool #716783 5.000% 4/15/39	2,933,487	3,208,272
Pool #782632 5.000% 4/15/39	69,941	76,711
Pool #721292 5.000% 6/15/40	16,015	17,630
Pool #743991 5.000% 11/15/40	88,353	97,927
Pool #760376 5.000% 9/15/41	71,932	78,827
Pool #760389 5.000% 10/15/41	1,596,948	1,745,040

		495,680,177

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $494,913,994)		495,680,177

U.S. TREASURY OBLIGATIONS — 33.2%
U.S. Treasury Bonds & Notes — 33.2%
U.S. Treasury Inflation Index (d) (g) 0.125% 4/15/17	617,850	635,275
U.S. Treasury Inflation Index 0.125% 1/15/22	4,133,480	4,049,521
U.S. Treasury Inflation Index 0.375% 7/15/23	603,018	596,422
U.S. Treasury Inflation Index 0.625% 7/15/21	103,773	106,846
U.S. Treasury Inflation Index 1.125% 1/15/21	427,676	454,005
U.S. Treasury Inflation Index 1.250% 7/15/20	1,608,690	1,733,614
U.S. Treasury Inflation Index 1.750% 1/15/28	19,760,811	21,894,366
U.S. Treasury Inflation Index 2.000% 1/15/26	9,309,439	10,600,397
U.S. Treasury Inflation Index 2.375% 1/15/25	9,306,075	10,958,629

	Principal Amount	Value
U.S. Treasury Inflation Index 2.375% 1/15/27	$70,051,316	$83,158,548
U.S. Treasury Inflation Index 2.500% 1/15/29	762,559	926,033
U.S. Treasury Note FRN (d) 0.090% 1/31/16	48,700,000	48,677,369
U.S. Treasury Note 0.500% 7/31/17	2,400,000	2,353,992
U.S. Treasury Note 0.625% 10/15/16	6,700,000	6,689,008
U.S. Treasury Note 0.625% 11/15/16	8,600,000	8,576,232
U.S. Treasury Note 0.625% 12/15/16	20,400,000	20,321,707
U.S. Treasury Note 0.625% 2/15/17	11,700,000	11,625,504
U.S. Treasury Note 0.625% 5/31/17	3,600,000	3,558,375
U.S. Treasury Note 0.625% 8/31/17	2,400,000	2,359,219
U.S. Treasury Note 0.750% 1/15/17	24,000,000	23,964,374
U.S. Treasury Note 0.750% 3/15/17	24,900,000	24,806,625
U.S. Treasury Note 0.750% 2/28/18	69,400,000	67,800,545
U.S. Treasury Note (d) 0.750% 3/31/18	61,100,000	59,588,013
U.S. Treasury Note 0.875% 9/15/16	2,700,000	2,715,082
U.S. Treasury Note (d) 0.875% 1/31/17	7,700,000	7,709,475
U.S. Treasury Note 0.875% 2/28/17	4,100,000	4,100,401
U.S. Treasury Note 0.875% 4/30/17	5,500,000	5,487,646
U.S. Treasury Note 1.000% 3/31/17	1,200,000	1,203,012
U.S. Treasury Note 1.250% 11/30/18	14,100,000	13,853,388
U.S. Treasury Note 1.500% 7/31/16	1,900,000	1,940,227
U.S. Treasury Note 1.500% 8/31/18	1,800,000	1,796,730
U.S. Treasury Note 1.500% 1/31/19	11,800,000	11,696,289
U.S. Treasury Note 1.500% 2/28/19	32,400,000	32,076,632
U.S. Treasury Note 1.625% 3/31/19	39,800,000	39,597,892
U.S. Treasury Note 3.000% 2/28/17	500,000	530,586

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 3.125% 1/31/17	$200,000	$212,867
U.S. Treasury Note 3.250% 3/31/17	1,300,000	1,390,314

		539,745,160

TOTAL U.S. TREASURY OBLIGATIONS (Cost $554,854,063)		539,745,160

TOTAL BONDS & NOTES (Cost $1,805,768,539)		1,821,436,358

TOTAL LONG-TERM INVESTMENTS (Cost $1,805,768,539)		1,821,436,358

SHORT-TERM INVESTMENTS — 5.9%
Commercial Paper — 0.1%
Credit Suisse New York 0.465% 3/17/15	1,000,000	1,000,000

Repurchase Agreements — 5.8%
Bank America Securities LLC, dated 3/31/14, 0.080%, due 4/01/14 (h)	11,200,000	11,200,000
Morgan Stanley & Co., dated 3/31/14, 0.080%, due 4/14/14 (i)	11,000,000	11,000,000
Royal Bank Of Scotland PLC, dated 3/31/14, 0.080%, due 4/01/14 (j)	65,100,000	65,100,000
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (k)	6,962,187	6,962,187

		94,262,187

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	42,610	42,610

U.S. Treasury Bills — 0.0%
U.S. Treasury Bill 0.000% 9/11/14	210,000	209,927
U.S. Treasury Bill 0.000% 9/18/14	80,000	79,970

		289,897

TOTAL SHORT-TERM INVESTMENTS (Cost $95,594,694)		95,594,694

TOTAL INVESTMENTS — 118.0% (Cost $1,901,363,233) (l)		1,917,031,052

	Principal Amount	Value

Other Assets/(Liabilities) — (18.0)%		$(292,850,895)

NET ASSETS — 100.0%		$1,624,180,157

FORWARD SALE COMMITMENTS — (0.1)%

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — (0.1)%
Pass-Through Securities — (0.1)%
Federal National Mortgage Association TBA (f) Pool #11192 4.000% 9/01/41	$(1,000,000)	(1,039,453)

TOTAL FORWARD SALE COMMITMENTS (Proceed $(1,039,375))		(1,039,453)

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
MBS	Mortgage-Backed Security
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $207,713,602 or 12.79% of net assets.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2014, these securities amounted to a value of $23,197,082 or 1.43% of net assets.
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2014, these securities amounted to a value of $382,500 or 0.02% of net assets.
(d)	All or a portion of this security is held as collateral for open swap agreements and written options outstanding. (Note 2).
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	Maturity value of $11,200,025. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 03/31/17, and an aggregate market value, including accrued interest, of $11,428,500.
(i)	Maturity value of $ 11,000,024. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 11/30/20, and an aggregate market value, including accrued interest, of $ 11,237,671.
(j)	Maturity value of $65,100,145. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 7/31/18, and an aggregate market value, including accrued interest, of $66,427,313.
(k)	Maturity value of $6,962,189. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 11/15/28, and an aggregate market value, including accrued interest, of $7,101,571.
(l)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

PREFERRED STOCK — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
Citigroup Capital XIII VRN 7.875%	6,050	$167,827

TOTAL PREFERRED STOCK (Cost $162,660)		167,827

TOTAL EQUITIES (Cost $162,660)		167,827

	Principal Amount
BONDS & NOTES — 97.8%

BANK LOANS — 3.3%
Airlines — 0.3%
American Airlines, Inc., Exit Term Loan 3.750% 6/27/19	$496,250	497,580

Apparel — 0.2%
Gymboree Corp., Initial Term Loan 5.000% 2/23/18	400,000	359,056

Coal — 0.2%
Peabody Energy, Corp., Term Loan B 4.250% 9/24/20	278,600	279,012

Foods — 0.5%
Supervalu, Inc., Refi Term Loan B 4.500% 3/21/19	394,064	394,391
Wendy’s International, Inc., New Term Loan B 3.250% 5/15/19	496,250	494,081

		888,472

Machinery – Diversified — 0.1%
Gardner Denver, Inc., USD Term Loan 4.250% 7/30/20	139,300	139,237

Media — 0.6%
Charter Communications Operating LLC, Term Loan E 3.000% 7/01/20	992,500	983,320

Mining — 0.1%
FMG Resources (August 2006) Pty. Ltd., New Term Loans B 4.250% 6/28/19	148,623	149,695

Retail — 0.1%
Michaels Stores, Inc., New Term Loan 3.750% 1/28/20	129,025	129,106

	Principal Amount	Value
Software — 0.4%
First Data Corp., Extended 2021 Term Loan 4.155% 3/24/21	$100,000	$100,146
Kronos, Inc., Refi Term Loan 4.500% 10/30/19	493,642	496,974
SunGard Data Systems, Inc., Term Loan E 4.000% 3/09/20	87,388	87,606

		684,726

Specialty Stores — 0.2%
Party City Holdings, Inc., Term Loan 4.000% 7/27/19	396,995	396,920

Telecommunications — 0.6%
Telesat LLC, USD Term Loan B2 3.500% 3/28/19	744,361	741,570
Virgin Media Investment Holdings Ltd., USD Term Loan B 3.500% 6/08/20	400,000	398,932

		1,140,502

TOTAL BANK LOANS (Cost $5,685,311)		5,647,626

CORPORATE DEBT — 37.0%
Advertising — 0.1%
WPP Finance 2010 5.125% 9/07/42	60,000	59,018
WPP Finance 2010 5.625% 11/15/43	40,000	42,139

		101,157

Aerospace & Defense — 0.3%
The Boeing Co. 4.875% 2/15/20	10,000	11,201
The Boeing Co. 6.000% 3/15/19	130,000	152,970
The Goldman Sachs Group, Inc. 2.375% 1/22/18	70,000	70,465
Raytheon Co. 3.125% 10/15/20	120,000	121,228
United Technologies Corp. 4.500% 6/01/42	100,000	101,827

		457,691

Agriculture — 1.1%
Altria Group, Inc. 2.850% 8/09/22	210,000	197,064
Altria Group, Inc. 4.750% 5/05/21	290,000	316,485
Altria Group, Inc. 5.375% 1/31/44	110,000	114,993
Altria Group, Inc. 9.250% 8/06/19	180,000	237,518

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Altria Group, Inc. 9.950% 11/10/38	$30,000	$48,135
Lorillard Tobacco Co. 3.750% 5/20/23	170,000	160,235
Lorillard Tobacco Co. 8.125% 6/23/19	10,000	12,361
Philip Morris International, Inc. 2.500% 8/22/22	110,000	103,409
Philip Morris International, Inc. 2.900% 11/15/21	280,000	276,326
Philip Morris International, Inc. 4.500% 3/20/42	120,000	117,454
Reynolds American, Inc. 3.250% 11/01/22	90,000	84,672
Reynolds American, Inc. 6.750% 6/15/17	175,000	201,761

		1,870,413

Airlines — 0.2%
Continental Airlines, Inc. (a) 6.750% 9/15/15	20,000	20,400
Delta Air Lines, Inc., Series 2007-1 Class A 6.821% 2/10/24	227,711	267,561
United Air Lines, Inc. 9.750% 7/15/18	126,205	145,135

		433,096

Auto Manufacturers — 0.4%
Chrysler Group LLC/CG Co-Issuer, Inc. (a) 8.000% 6/15/19	200,000	219,000
Daimler Finance NA LLC (a) 2.625% 9/15/16	260,000	269,493
Ford Motor Co. 4.750% 1/15/43	240,000	232,086

		720,579

Banks — 6.0%
Bank of America Corp. 2.600% 1/15/19	260,000	261,026
Bank of America Corp. 3.875% 3/22/17	70,000	74,666
Bank of America Corp. 4.000% 4/01/24	270,000	269,682
Bank of America Corp. 4.125% 1/22/24	290,000	293,268
Bank of America Corp. 4.500% 4/01/15	20,000	20,750
Bank of America Corp. 4.875% 4/01/44	190,000	190,865
Bank of America Corp. 5.000% 5/13/21	220,000	242,582

	Principal Amount	Value
Bank of America Corp. 5.000% 1/21/44	$390,000	$398,146
Bank of America Corp. 5.625% 7/01/20	190,000	216,210
Bank of America Corp. 5.650% 5/01/18	90,000	101,739
Bank of America Corp. 5.750% 12/01/17	30,000	33,964
Bank of America Corp. 7.625% 6/01/19	40,000	49,231
The Bank of Tokyo-Mitsubishi UFJ Ltd (a) 3.850% 1/22/15	110,000	112,731
Barclays Bank PLC (a) 6.050% 12/04/17	130,000	145,697
BBVA US Senior SAU 4.664% 10/09/15	260,000	273,052
BNP Paribas SA 2.375% 9/14/17	130,000	133,150
CIT Group, Inc. 5.000% 8/01/23	150,000	153,375
Commonwealth Bank of Australia 1.250% 9/18/15	300,000	303,133
Commonwealth Bank of Australia (a) 3.750% 10/15/14	200,000	203,680
Commonwealth Bank of Australia (a) 5.000% 10/15/19	70,000	78,049
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.625% 12/01/23	250,000	257,264
Credit Agricole SA VRN (a) 8.375% 10/29/49	480,000	544,800
ING Bank NV (a) 5.800% 9/25/23	210,000	223,954
Intesa Sanpaolo SPA (a) 3.625% 8/12/15	140,000	143,639
JP Morgan Chase & Co. 3.375% 5/01/23	140,000	132,527
M&T Bank Corp. 6.875% 12/29/49	440,000	440,074
Nordea Bank AB (a) 4.875% 5/13/21	390,000	409,071
Rabobank Nederland VRN (a) 11.000% 12/29/49	210,000	278,775
Royal Bank of Scotland Group PLC 2.550% 9/18/15	50,000	51,060
Royal Bank of Scotland Group PLC 4.700% 7/03/18	30,000	30,833
Royal Bank of Scotland Group PLC 5.000% 10/01/14	120,000	121,647
Royal Bank of Scotland Group PLC 6.000% 12/19/23	170,000	174,072
Royal Bank of Scotland Group PLC 6.100% 6/10/23	210,000	217,984

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Royal Bank of Scotland Group PLC VRN 7.640% 3/29/49	$110,000	$111,650
Royal Bank of Scotland Group PLC VRN 7.648% 8/29/49	30,000	32,250
Santander US Debt SA Unipersonal (a) 3.724% 1/20/15	100,000	101,907
Standard Chartered PLC (a) 5.700% 3/26/44	270,000	267,462
State Street Corp. 4.956% 3/15/18	310,000	337,713
Sumitomo Mitsui Banking Corp. (a) 3.100% 1/14/16	200,000	207,753
UBS AG 3.875% 1/15/15	310,000	318,320
Wachovia Bank NA 6.000% 11/15/17	250,000	288,034
Wachovia Capital Trust III VRN 5.570% 3/29/49	310,000	297,988
Wells Fargo & Co. 1.500% 1/16/18	110,000	108,950
Wells Fargo & Co. 3.450% 2/13/23	120,000	116,470
Wells Fargo & Co. STEP 3.676% 6/15/16	170,000	180,258
Wells Fargo & Co. 4.480% 1/16/24	1,191,000	1,230,489
Wells Fargo & Co. 4.600% 4/01/21	40,000	44,026
Wells Fargo & Co. 5.375% 11/02/43	110,000	115,873

		10,339,839

Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc. 2.500% 7/15/22	240,000	226,605
Anheuser-Busch InBev Worldwide, Inc. 5.000% 4/15/20	100,000	112,954
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	260,000	298,476
Diageo Capital PLC 4.828% 7/15/20	300,000	333,512
Diageo Investment Corp. 2.875% 5/11/22	150,000	145,554
Heineken NV (a) 1.400% 10/01/17	80,000	79,651
Molson Coors Brewing Co. 3.500% 5/01/22	30,000	29,927
PepsiCo, Inc. 0.700% 8/13/15	280,000	280,644
PepsiCo, Inc. 4.000% 3/05/42	50,000	46,301

	Principal Amount	Value
Pernod Ricard SA (a) 2.950% 1/15/17	$180,000	$186,543
Pernod Ricard SA (a) 4.450% 1/15/22	250,000	261,459

		2,001,626

Chemicals — 0.1%
Eagle Spinco, Inc. (a) 4.625% 2/15/21	40,000	39,550
Ecolab, Inc. 4.350% 12/08/21	50,000	53,800
Hexion US Finance Corp. 6.625% 4/15/20	100,000	103,500
Potash Corp. of Saskatchewan, Inc. 4.875% 3/30/20	50,000	55,160

		252,010

Coal — 0.3%
Arch Coal, Inc. 7.000% 6/15/19	250,000	193,125
CONSOL Energy, Inc. 6.375% 3/01/21	110,000	116,462
Peabody Energy Corp. 6.500% 9/15/20	170,000	175,525

		485,112

Commercial Services — 0.1%
Catholic Health Initiatives 4.350% 11/01/42	20,000	18,300
Service Corp. International 7.500% 4/01/27	135,000	143,100
Service Corp. International 7.625% 10/01/18	10,000	11,537

		172,937

Diversified Financial — 6.9%
Ally Financial, Inc. 3.500% 1/27/19	80,000	80,000
Ally Financial, Inc. 7.500% 9/15/20	370,000	439,838
American Express Co. VRN 6.800% 9/01/66	180,000	197,226
American Honda Finance Corp. (a) 1.000% 8/11/15	260,000	261,507
Boeing Capital Corp. 4.700% 10/27/19	150,000	167,365
Citigroup, Inc. 3.500% 5/15/23	140,000	132,083
Citigroup, Inc. 3.953% 6/15/16	240,000	254,300
Citigroup, Inc. VRN 5.350% 12/31/49	100,000	92,750
Citigroup, Inc. 5.375% 8/09/20	150,000	168,777

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 5.500% 10/15/14	$36,000	$36,949
Citigroup, Inc. 5.500% 9/13/25	170,000	181,084
Citigroup, Inc. VRN 5.900% 12/29/49	60,000	58,763
Citigroup, Inc. VRN 5.950% 12/31/49	100,000	97,750
Citigroup, Inc. 6.000% 8/15/17	30,000	34,004
Citigroup, Inc. 6.010% 1/15/15	196,000	204,287
Citigroup, Inc. 6.375% 8/12/14	11,000	11,231
Citigroup, Inc. 6.675% 9/13/43	20,000	23,420
Countrywide Financial Corp. 6.250% 5/15/16	360,000	394,853
Federal National Mortgage Association 0.010% 10/09/19	1,460,000	1,256,866
Ford Motor Credit Co. LLC 8.125% 1/15/20	520,000	655,717
General Electric Capital Corp. 1.625% 7/02/15	100,000	101,359
General Electric Capital Corp. 5.875% 1/14/38	300,000	353,672
General Electric Capital Corp. VRN 6.375% 11/15/67	920,000	1,012,000
General Electric Capital Corp. 6.875% 1/10/39	280,000	368,743
General Motors Financial Co., Inc. 2.750% 5/15/16	50,000	50,655
General Motors Financial Co., Inc. 3.250% 5/15/18	40,000	40,350
General Motors Financial Co., Inc. 4.250% 5/15/23	40,000	39,500
The Goldman Sachs Group, Inc. 4.000% 3/03/24	100,000	99,557
The Goldman Sachs Group, Inc. 5.250% 7/27/21	70,000	77,489
The Goldman Sachs Group, Inc. 5.375% 3/15/20	90,000	100,416
The Goldman Sachs Group, Inc. 6.000% 5/01/14	50,000	50,220
The Goldman Sachs Group, Inc. 6.000% 6/15/20	240,000	275,594
The Goldman Sachs Group, Inc. 6.250% 2/01/41	470,000	558,099
The Goldman Sachs Group, Inc. 6.750% 10/01/37	60,000	68,731
HSBC Finance Corp. 6.676% 1/15/21	260,000	303,405

	Principal Amount	Value
Hyundai Capital America (a) 2.125% 10/02/17	$70,000	$70,509
International Lease Finance Corp. (a) 6.750% 9/01/16	680,000	756,500
John Deere Capital Corp. 1.700% 1/15/20	40,000	38,304
John Deere Capital Corp. 2.250% 4/17/19	100,000	100,087
JP Morgan Chase & Co. 1.100% 10/15/15	430,000	431,765
JP Morgan Chase & Co. 4.350% 8/15/21	40,000	42,876
JP Morgan Chase & Co. 5.125% 9/15/14	820,000	837,235
JP Morgan Chase & Co. 5.150% 10/01/15	600,000	636,750
Merrill Lynch & Co., Inc. 6.875% 4/25/18	110,000	129,724
Morgan Stanley 4.750% 3/22/17	40,000	43,653
SLM Corp. 3.875% 9/10/15	260,000	267,800
SLM Corp. 5.000% 4/15/15	20,000	20,750
Toyota Motor Credit Corp. 1.250% 10/05/17	290,000	287,348

		11,911,861

Electric — 1.3%
AES Corp. 4.875% 5/15/23	230,000	219,650
AES Corp. 5.500% 3/15/24	10,000	9,925
AES Corp. 7.375% 7/01/21	20,000	22,800
Calpine Corp. (a) 5.875% 1/15/24	10,000	10,150
Calpine Corp. (a) 7.500% 2/15/21	184,000	201,020
Exelon Corp. 5.625% 6/15/35	290,000	311,287
FirstEnergy Corp. 2.750% 3/15/18	70,000	69,788
FirstEnergy Corp. 4.250% 3/15/23	310,000	300,681
FirstEnergy Corp. Series C 7.375% 11/15/31	630,000	723,653
Midamerican Energy Holdings Co, Series A 6.500% 9/15/37	40,000	49,468
Pacific Gas & Electric Co. 5.800% 3/01/37	110,000	126,756
Pacific Gas & Electric Co. 6.050% 3/01/34	50,000	59,052

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pacific Gas & Electric Co. 8.250% 10/15/18	$50,000	$62,245

		2,166,475

Electronics — 0.1%
Thermo Fisher Scientific, Inc. 3.600% 8/15/21	90,000	91,666
Thermo Fisher Scientific, Inc. 5.300% 2/01/44	20,000	21,553

		113,219

Engineering & Construction — 0.0%
ABB Finance USA, Inc. 4.375% 5/08/42	20,000	19,928

Environmental Controls — 0.1%
Waste Management, Inc. 4.600% 3/01/21	30,000	32,537
Waste Management, Inc. 7.375% 5/15/29	50,000	63,572

		96,109

Foods — 0.7%
Hawk Acquisition Sub, Inc. (a) 4.250% 10/15/20	110,000	108,212
Kraft Foods Group, Inc. 3.500% 6/06/22	170,000	171,025
Kraft Foods Group, Inc. 5.375% 2/10/20	136,000	155,082
Kraft Foods, Inc. 5.375% 2/10/20	234,000	264,537
The Kroger Co. 6.400% 8/15/17	30,000	34,436
The Kroger Co. 6.900% 4/15/38	40,000	49,548
Mondelez International, Inc. 4.000% 2/01/24	280,000	284,128
WM Wrigley Jr. Co. (a) 2.400% 10/21/18	40,000	40,116
WM Wrigley Jr. Co. (a) 2.900% 10/21/19	130,000	131,172
WM Wrigley Jr. Co. (a) 3.375% 10/21/20	40,000	40,383

		1,278,639

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	130,000	130,626

Health Care – Products — 0.1%
Mallinckrodt International Finance SA (a) 3.500% 4/15/18	10,000	9,851
Medtronic, Inc. 3.125% 3/15/22	180,000	180,377

		190,228

	Principal Amount	Value
Health Care – Services — 0.8%
Fresenius Medical Care US Finance II, Inc. (a) 5.875% 1/31/22	$50,000	$53,125
Fresenius Medical Care US Finance, Inc. (a) 5.750% 2/15/21	100,000	106,375
HCA, Inc. 5.875% 3/15/22	190,000	204,725
Humana, Inc. 3.150% 12/01/22	50,000	47,568
Humana, Inc. 4.625% 12/01/42	30,000	28,932
Roche Holdings, Inc. (a) 6.000% 3/01/19	124,000	145,682
Tenet Healthcare Corp. 4.500% 4/01/21	230,000	224,825
Tenet Healthcare Corp. (a) 6.000% 10/01/20	30,000	32,100
UnitedHealth Group, Inc. 5.700% 10/15/40	120,000	140,189
UnitedHealth Group, Inc. 5.800% 3/15/36	70,000	81,465
UnitedHealth Group, Inc. 6.000% 2/15/18	110,000	126,594
WellPoint, Inc. 1.250% 9/10/15	60,000	60,402
WellPoint, Inc. 3.125% 5/15/22	50,000	47,848
WellPoint, Inc. 3.700% 8/15/21	70,000	71,476
WellPoint, Inc. 5.875% 6/15/17	20,000	22,550
WellPoint, Inc. 7.000% 2/15/19	50,000	59,461

		1,453,317

Home Builders — 0.1%
NVR, Inc. 3.950% 9/15/22	100,000	99,328
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (a) 5.250% 4/15/21	120,000	121,200
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (a) 7.750% 4/15/20	30,000	33,075

		253,603

Household Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 6.875% 2/15/21	150,000	162,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 0.7%
American International Group, Inc. 6.250% 3/15/37	$320,000	$336,000
ING US, Inc. 2.900% 2/15/18	40,000	40,984
MetLife Capital Trust IV (a) 7.875% 12/15/37	200,000	236,000
MetLife, Inc. 6.400% 12/15/37	200,000	211,000
Teachers Insurance & Annuity Association of America (a) 6.850% 12/16/39	260,000	341,181

		1,165,165

Investment Companies — 0.3%
Temasek Financial I Ltd. (a) 2.375% 1/23/23	250,000	230,196
Xstrata Finance Canada Ltd. (a) 2.050% 10/23/15	240,000	242,759
Xstrata Finance Canada Ltd. (a) 5.800% 11/15/16	60,000	66,057

		539,012

Iron & Steel — 0.3%
ArcelorMittal 5.000% 2/25/17	70,000	74,288
Cliffs Natural Resources, Inc. 3.950% 1/15/18	230,000	231,182
Cliffs Natural Resources, Inc. 4.800% 10/01/20	70,000	68,732
Cliffs Natural Resources, Inc. 4.875% 4/01/21	10,000	9,740
Steel Dynamics, Inc. 6.375% 8/15/22	100,000	108,750
Steel Dynamics, Inc. 7.625% 3/15/20	40,000	43,300

		535,992

Lodging — 0.2%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. (a) 5.625% 10/15/21	250,000	261,250

Manufacturing — 0.4%
Eaton Corp. 1.500% 11/02/17	110,000	109,470
Eaton Corp. 2.750% 11/02/22	470,000	444,918
General Electric Co. 0.850% 10/09/15	120,000	120,543
General Electric Co. 4.500% 3/11/44	60,000	60,931

		735,862

	Principal Amount	Value
Media — 1.8%
21st Century Fox America Co. 6.200% 12/15/34	$20,000	$23,310
21st Century Fox America Co. 6.650% 11/15/37	30,000	36,642
CCO Holdings LLC/CCO Holdings Capital Corp. 7.000% 1/15/19	220,000	232,650
Comcast Corp. 6.500% 1/15/15	735,000	768,711
Comcast Corp. 6.950% 8/15/37	160,000	207,834
COX Communications, Inc. (a) 6.950% 6/01/38	10,000	11,333
CSC Holdings LLC 6.750% 11/15/21	70,000	78,225
DISH DBS Corp. 5.000% 3/15/23	100,000	100,750
DISH DBS Corp. 7.875% 9/01/19	40,000	47,300
Time Warner Cable, Inc. 4.125% 2/15/21	40,000	41,875
Time Warner Cable, Inc. 5.500% 9/01/41	20,000	20,852
Time Warner Cable, Inc. 5.875% 11/15/40	50,000	54,178
Time Warner Cable, Inc. 6.750% 6/15/39	120,000	142,227
Time Warner Cable, Inc. 8.250% 4/01/19	230,000	286,570
Time Warner Entertainment Co. LP 8.375% 7/15/33	20,000	27,562
Time Warner, Inc. 4.750% 3/29/21	200,000	218,825
Time Warner, Inc. 6.250% 3/29/41	20,000	23,430
Time Warner, Inc. 7.700% 5/01/32	180,000	241,388
United Business Media Ltd. (a) 5.750% 11/03/20	110,000	117,874
Univision Communications, Inc. (a) 5.125% 5/15/23	80,000	81,800
Univision Communications, Inc. (a) 6.750% 9/15/22	181,000	200,231
Viacom, Inc. 4.250% 9/01/23	140,000	144,024

		3,107,591

Mining — 2.3%
Barrick Gold Corp. 3.850% 4/01/22	50,000	47,759
Barrick Gold Corp. 4.100% 5/01/23	250,000	237,159

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Barrick Gold Corp. 6.950% 4/01/19	$140,000	$164,186
Barrick NA Finance LLC 4.400% 5/30/21	200,000	201,525
BHP Billiton Finance USA Ltd. 3.250% 11/21/21	40,000	40,447
BHP Billiton Finance USA Ltd. 5.000% 9/30/43	130,000	137,564
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	410,000	492,278
FMG Resources Property Ltd. (a) 6.000% 4/01/17	80,000	84,200
FMG Resources Property Ltd. (a) 6.875% 4/01/22	80,000	86,200
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	40,000	39,885
Freeport-McMoRan Copper & Gold, Inc. 3.100% 3/15/20	150,000	145,923
Freeport-McMoRan Copper & Gold, Inc. 3.550% 3/01/22	190,000	181,454
Rio Tinto Finance USA Ltd. 1.875% 11/02/15	20,000	20,327
Rio Tinto Finance USA Ltd. 2.500% 5/20/16	100,000	103,239
Rio Tinto Finance USA Ltd. 3.500% 11/02/20	260,000	266,276
Rio Tinto Finance USA Ltd. 3.750% 9/20/21	80,000	82,394
Rio Tinto Finance USA Ltd. 4.125% 5/20/21	60,000	63,220
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	120,000	156,098
Rio Tinto Finance USA PLC 2.250% 12/14/18	10,000	9,999
Southern Copper Corp. 5.250% 11/08/42	400,000	342,462
Vale Overseas Ltd. 4.375% 1/11/22	502,000	498,400
Vale Overseas Ltd. 6.875% 11/21/36	361,000	384,637
Xstrata Finance Canada Ltd. (a) 2.700% 10/25/17	180,000	182,178

		3,967,810

Oil & Gas — 4.1%
Apache Corp. 4.750% 4/15/43	40,000	40,211
Apache Corp. 5.100% 9/01/40	330,000	349,524
Atwood Oceanics, Inc. 6.500% 2/01/20	60,000	64,500
BP Capital Markets PLC 3.125% 10/01/15	480,000	498,077

	Principal Amount	Value
BP Capital Markets PLC 3.245% 5/06/22	$50,000	$49,579
BP Capital Markets PLC 3.561% 11/01/21	20,000	20,558
Chesapeake Energy Corp. 6.875% 11/15/20	210,000	238,350
Concho Resources, Inc. 5.500% 10/01/22	40,000	41,700
Concho Resources, Inc. 5.500% 4/01/23	20,000	20,800
Concho Resources, Inc. 6.500% 1/15/22	98,000	106,820
Conoco, Inc. 6.950% 4/15/29	125,000	166,622
Continental Resources Inc. 4.500% 4/15/23	60,000	62,140
Continental Resources Inc., Series A 5.000% 9/15/22	20,000	21,000
Devon Energy Corp. 5.600% 7/15/41	250,000	276,883
Devon Financing Corp. LLC 7.875% 9/30/31	60,000	81,619
Hess Corp. 7.300% 8/15/31	5,000	6,320
Hess Corp. 7.875% 10/01/29	90,000	118,200
Hess Corp. 8.125% 2/15/19	180,000	225,351
Kerr-McGee Corp. 6.950% 7/01/24	260,000	315,273
Kerr-McGee Corp. 7.875% 9/15/31	150,000	194,712
Noble Energy, Inc. 5.250% 11/15/43	30,000	31,312
Noble Energy, Inc. 8.250% 3/01/19	300,000	373,563
Occidental Petroleum Corp. 2.700% 2/15/23	110,000	103,948
Occidental Petroleum Corp. 3.125% 2/15/22	170,000	168,830
Pemex Project Funding Master Trust 6.625% 6/15/35	623,000	691,530
Petrobras Global Finance BV 6.250% 3/17/24	240,000	247,263
Petrobras International Finance Co. 3.875% 1/27/16	150,000	154,041
Petrobras International Finance Co. 5.375% 1/27/21	540,000	546,113
Petrobras International Finance Co. 5.750% 1/20/20	142,000	148,223
Petrobras International Finance Co. 6.125% 10/06/16	166,000	178,652

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petroleos Mexicanos (a) 6.375% 1/23/45	$220,000	$237,325
Plains Exploration & Production Co. 6.500% 11/15/20	40,000	44,050
Plains Exploration & Production Co. 6.875% 2/15/23	10,000	11,125
QEP Resources, Inc. 5.250% 5/01/23	70,000	69,650
QEP Resources, Inc. 6.875% 3/01/21	190,000	209,000
Range Resources Corp. 5.000% 8/15/22	110,000	112,200
Range Resources Corp. 5.000% 3/15/23	80,000	81,000
Samson Investment Co. (a) 10.750% 2/15/20	140,000	152,600
Shell International Finance BV 4.375% 3/25/20	230,000	252,446
Sinopec Group Overseas Development 2012 Ltd. (a) 2.750% 5/17/17	200,000	205,127
Transocean, Inc. 5.050% 12/15/16	70,000	76,138
Transocean, Inc. 6.375% 12/15/21	70,000	78,677

		7,071,052

Oil & Gas Services — 0.4%
Baker Hughes, Inc. 3.200% 8/15/21	190,000	192,976
Cie Generale de Geophysique - Veritas 6.500% 6/01/21	230,000	233,450
Key Energy Services, Inc. 6.750% 3/01/21	190,000	199,737
Schlumberger Norge AS (a) 4.200% 1/15/21	50,000	54,057
Superior Energy Services, Inc. 7.125% 12/15/21	50,000	55,750

		735,970

Packaging & Containers — 0.3%
Ball Corp. 4.000% 11/15/23	50,000	46,750
Ball Corp. 5.000% 3/15/22	340,000	348,500
Rock Tenn Co. 3.500% 3/01/20	80,000	81,146
Rock Tenn Co. 4.000% 3/01/23	50,000	50,275

		526,671

Pharmaceuticals — 1.0%
AbbVie, Inc. 1.750% 11/06/17	310,000	310,980

	Principal Amount	Value
AbbVie, Inc. 2.900% 11/06/22	$190,000	$182,909
Express Scripts Holding Co. 3.500% 11/15/16	620,000	656,454
GlaxoSmithKline Capital PLC 2.850% 5/08/22	180,000	175,730
Pfizer, Inc. 6.200% 3/15/19	240,000	284,151
Teva Pharmaceutical Finance Co. BV 3.650% 11/10/21	10,000	10,017
Wyeth 5.950% 4/01/37	20,000	24,206
Zoetis, Inc. 3.250% 2/01/23	40,000	38,582

		1,683,029

Pipelines — 1.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	130,000	130,975
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24	90,000	89,775
Access Midstream Partners LP/ACMP Finance Corp. 5.875% 4/15/21	30,000	31,950
El Paso Natural Gas Co. 8.375% 6/15/32	289,000	385,528
Energy Transfer Equity LP 7.500% 10/15/20	60,000	68,625
Enterprise Products Operating LLC 5.700% 2/15/42	150,000	166,508
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	430,000	465,475
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 5.500% 2/15/23	80,000	82,200
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.250% 6/15/22	32,000	34,560
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II 8.375% 6/01/20	134,000	150,415
Regency Energy Partners LP/Regency Energy Finance Corp. 4.500% 11/01/23	30,000	27,900
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/01/22	100,000	103,750
Regency Energy Partners LP/Regency Energy Finance Corp. 6.500% 7/15/21	28,000	30,030
Southern Natural Gas Co. LLC 8.000% 3/01/32	5,000	6,614

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Williams Cos., Inc. 7.750% 6/15/31	$78,000	$87,510
Williams Cos., Inc. Series A 7.500% 1/15/31	240,000	264,111

		2,125,926

Retail — 0.4%
CVS Caremark Corp. 2.750% 12/01/22	120,000	113,199
CVS Caremark Corp. 5.750% 5/15/41	50,000	57,947
CVS Pass-Through Trust (a) 5.298% 1/11/27	11,648	12,786
CVS Pass-Through Trust 5.880% 1/10/28	122,780	136,537
CVS Pass-Through Trust 6.036% 12/10/28	104,021	116,837
CVS Pass-Through Trust 6.943% 1/10/30	85,171	100,688
Michaels Stores, Inc. 7.750% 11/01/18	50,000	53,437
QVC, Inc. 5.950% 3/15/43	10,000	10,200
Wal-Mart Stores, Inc. 6.200% 4/15/38	50,000	62,868

		664,499

Savings & Loans — 0.2%
The Goldman Sachs Capital II VRN 4.000% 12/31/49	390,000	300,300
ILFC E-Capital Trust II VRN (a) 6.250% 12/21/15	10,000	9,700
Vesey Street Investment Trust I STEP 4.404% 9/01/16	90,000	96,520

		406,520

Semiconductors — 0.0%
National Semiconductor Corp. 6.600% 6/15/17	30,000	34,855

Software — 0.3%
Activision Blizzard, Inc. (a) 5.625% 9/15/21	80,000	85,600
First Data Corp. (a) 6.750% 11/01/20	30,000	32,250
First Data Corp. (a) 7.375% 6/15/19	60,000	64,500
Oracle Corp. 1.200% 10/15/17	260,000	257,956

		440,306

Telecommunications — 3.0%
America Movil SAB de CV 5.000% 3/30/20	100,000	109,563

	Principal Amount	Value
America Movil SAB de CV 5.625% 11/15/17	$160,000	$181,400
AT&T Inc 2.500% 8/15/15	180,000	184,473
AT&T, Inc. 5.500% 2/01/18	30,000	33,848
AT&T, Inc. 5.800% 2/15/19	200,000	230,937
Deutsche Telekom International Finance BV 5.750% 3/23/16	315,000	344,147
Intelsat Jackson Holdings SA (a) 5.500% 8/01/23	50,000	49,000
Intelsat Jackson Holdings SA 7.250% 10/15/20	180,000	195,300
Intelsat Jackson Holdings SA 7.500% 4/01/21	65,000	71,337
Qwest Corp. 6.875% 9/15/33	100,000	98,614
Qwest Corp. 7.500% 10/01/14	55,000	56,786
Rogers Communications, Inc. 6.800% 8/15/18	120,000	142,520
Sprint Capital Corp. 6.875% 11/15/28	50,000	48,500
Sprint Capital Corp. 8.750% 3/15/32	240,000	264,000
Sprint Corp. (a) 7.875% 9/15/23	90,000	99,000
Telecom Italia Capital SA 7.175% 6/18/19	10,000	11,463
Telefonica Emisiones SAU 5.877% 7/15/19	80,000	89,992
Telefonica Emisiones SAU 6.221% 7/03/17	60,000	67,870
TW Telecom Holdings, Inc. 5.375% 10/01/22	60,000	61,200
Verizon Communications, Inc. 3.450% 3/15/21	150,000	152,054
Verizon Communications, Inc. 4.150% 3/15/24	110,000	111,754
Verizon Communications, Inc. 4.500% 9/15/20	70,000	76,023
Verizon Communications, Inc. 5.050% 3/15/34	50,000	51,294
Verizon Communications, Inc. 5.150% 9/15/23	820,000	897,342
Verizon Communications, Inc. 6.000% 4/01/41	130,000	147,339
Verizon Communications, Inc. 6.350% 4/01/19	100,000	117,963
Verizon Communications, Inc. 6.400% 9/15/33	620,000	736,093

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Verizon Communications, Inc. 6.550% 9/15/43	$450,000	$547,621

		5,177,433

TOTAL CORPORATE DEBT (Cost $60,538,148)		63,789,408

MUNICIPAL OBLIGATIONS — 0.2%
Northeast Ohio Regional Sewer District 5.000% 11/15/43	50,000	54,263
State of California 5.000% 4/01/42	70,000	74,159
State of California 5.000% 11/01/43	50,000	53,411
Tennessee Valley Authority 5.250% 9/15/39	210,000	237,473

		419,306

TOTAL MUNICIPAL OBLIGATIONS (Cost $380,908)		419,306

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.6%
Automobile ABS — 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A (a) 1.920% 9/20/19	100,000	98,550
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A (a) 2.100% 3/20/19	100,000	100,618
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A (a) 2.802% 5/20/18	125,000	129,481
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A (a) 2.970% 2/20/20	150,000	153,701
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 (a) 1.830% 8/25/19	120,000	117,978

		600,328

Commercial MBS — 1.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM VRN 5.421% 9/10/45	66,000	70,775
CD Mortgage Trust, Series 2006-CD2, Class AM VRN 5.349% 1/15/46	60,000	64,010
CD Mortgage Trust, Series 2006-CD2, Class AJ VRN 5.388% 1/15/46	170,000	155,051

	Principal Amount	Value
CD Mortgage Trust, Series 2007-CD4, Class AJ VRN 5.398% 12/11/49	$140,000	$107,177
DBUBS Mortgage Trust, Series 2011-LC3A, Class XA VRN (a) 1.428% 8/10/44	758,375	23,427
GS Mortgage Securities Corp II, Series 2011-GC5, Class XA VRN (a) 1.717% 8/10/44	811,633	55,196
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A (a) 3.551% 4/10/34	74,000	74,175
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class AM 5.593% 5/12/45	130,000	140,723
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AM VRN 5.904% 2/12/51	10,000	11,276
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B VRN 4.888% 1/15/47	30,000	31,837
Merrill Lynch Mortgage Trust, Series 2006-C2, Class AJ VRN 5.802% 8/12/43	190,000	189,284
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3 VRN 5.895% 8/12/49	10,000	11,171
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AJ VRN 5.450% 8/12/48	190,000	173,740
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA VRN (a) 1.883% 8/15/45	538,421	50,035
Morgan Stanley Capital I, Series 2007-IQ14, Class A4 VRN 5.692% 4/15/49	90,000	99,170
RBSCF Trust, Series 2013-GSP, Class A VRN (a) 3.834% 1/13/32	370,000	375,654
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ 5.632% 10/15/48	160,000	160,176
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3 5.678% 5/15/46	330,000	366,565
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class XA VRN (a) 1.113% 2/15/44	935,141	34,338

		2,193,780

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity ABS — 1.9%
ACE Securities Corp., Series 2006-SD2, Class A FRN 0.454% 12/25/45	$208,863	$205,343
Bear Stearns Asset Back Securities Trust, Series 2005-SD4, Class 2A1 FRN 0.554% 12/25/42	44,133	43,577
CWHEQ Revolving Home Equity Loan Trust, Series 2005-G, Class 2A FRN 0.385% 12/15/35	95,766	72,673
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F VRN 6.340% 12/15/28	13	13
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1A FRN 0.594% 7/25/30	45,538	45,277
GSAA Home Equity Trust, Series 2006-19, Class A3A FRN 0.394% 12/25/36	1,139,592	681,817
GSAA Trust, Series 2006-5, Class 2A3 FRN 0.424% 3/25/36	923,480	639,491
HSI Asset Securitization Corp., Series 2005-II, Class 2A4 FRN 0.544% 11/25/35	2,400,000	1,543,643
Structured Asset Securities Corp., Series 2002-AL1, Class A3 3.450% 2/25/32	72,536	68,822

		3,300,656

Manufactured Housing ABS — 0.6%
Greenpoint Manufactured Housing, Series 1999-2, Class A2 FRN 2.913% 3/18/29	200,000	174,204
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2 FRN 3.542% 6/19/29	75,000	62,794
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2 FRN 3.654% 3/13/32	200,000	177,395
Greenpoint Manufactured Housing, Series 1999-4, Class A2 FRN 3.655% 2/20/30	75,000	62,249
Greenpoint Manufactured Housing, Series 2001-2, Class IA2 FRN 3.656% 2/20/32	150,000	134,121
Origen Manufactured Housing, Series 2005-B, Class A3 5.605% 5/15/22	427,094	436,486

		1,047,249

	Principal Amount	Value
Student Loans ABS — 1.7%
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.900% 6/15/43	$400,000	$327,911
Pennsylvania Higher Education Assistance Agency, Series 2003-1, Class A3 FRN 1.655% 7/25/42	500,000	489,274
SLM Student Loan EDC Repackaging Trust, Series 2013-M1, Class M1 (a) 3.500% 10/28/29	244,417	240,648
SLM Student Loan Trust, Series 2001-4, Class B FRN 0.739% 1/25/21	565,468	563,406
SLM Student Loan Trust, Series 2003-11, Class A6 FRN (a) 0.983% 12/15/25	300,000	299,997
SLM Student Loan Trust, Series 2012-1, Class A3 FRN 1.104% 9/25/28	700,000	711,428
SunTrust Student Loan Trust, Series 2006-1A, Class A3 FRN (a) 0.355% 1/30/23	217,959	216,956

		2,849,620

WL Collateral CMO — 6.8%
Alternative Loan Trust, Series 2005-36, Class 3A1 FRN 2.625% 8/25/35	956,950	820,983
Alternative Loan Trust, Series 2004-28CB, Class 2A7 5.750% 1/25/35	746,761	758,856
Banc of America Alternative Loan Trust, Series 2005-9, Class 2CB1 6.000% 10/25/35	1,006,867	944,263
Banc of America Alternative Loan Trust, Series 2006-3, Class 4CB1 6.500% 4/25/36	905,000	804,410
Bear Stearns ALT-A Trust, Series 2004-7, Class 2A1 FRN 3.047% 8/25/34	294,902	297,873
Bear Stearns Asset Backed Securities I Trust, Series 2005-AC8, Class A3 FRN 7.496% 11/25/35	1,910,052	526,370
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 FRN 0.484% 10/25/35	166,589	128,647
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF FRN (a) 0.554% 9/25/35	221,540	199,025

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 4A1 FRN 19.101% 10/25/35	$197,067	$250,930
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF FRN (a) 0.504% 9/25/35	258,888	222,240
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 FRN 2.699% 10/25/35	280,847	251,823
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A FRN 2.687% 2/25/36	140,772	110,143
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 FRN 0.934% 12/25/34	27,153	22,324
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4 FRN 2.110% 9/25/33	811,041	799,083
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1 FRN 2.633% 1/25/36	222,943	214,147
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 FRN 2.801% 3/25/36	203,975	158,685
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (a) 5.500% 5/25/35	230,796	237,633
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (a) 6.000% 5/25/35	87,254	90,486
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (a) 6.000% 5/25/35	1,188,411	1,194,705
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Class 2A FRN 2.388% 8/25/34	320,572	312,162
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1 FRN 2.282% 3/25/46	803,481	639,953
WaMu Mortgage Pass Through Certificates, Series 2005-AR15, Class A1A1 FRN 0.414% 11/25/45	226,092	207,821
WaMu Mortgage Pass Through Certificates, Series 2005-AR13, Class A1A1 FRN 0.444% 10/25/45	170,462	160,646

	Principal Amount	Value
WaMu Mortgage Pass Through Certificates, Series 2006-AR13, Class 1A FRN 1.009% 10/25/46	$1,180,479	$972,493
WaMu Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A FRN 1.089% 8/25/46	608,999	416,195
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 FRN 2.035% 11/25/36	1,184,724	983,985

		11,725,881

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $21,283,693)		21,717,514

SOVEREIGN DEBT OBLIGATIONS — 8.5%
Brazil Notas do Tesouro Nacional Serie F BRL (b) 10.000% 1/01/21	1,970,000	789,566
Colombia Government International Bond 5.625% 2/26/44	300,000	313,200
Hungary Government International Bond 5.750% 11/22/23	400,000	413,000
Indonesia Government International Bond (a) 3.750% 4/25/22	430,000	405,813
Italy Buoni Poliennali Del Tesoro EUR (b) 3.750% 5/01/21	2,940,000	4,342,437
Mexican Bonos MXN (b) 6.500% 6/09/22	27,945,000	2,205,850
Mexican Bonos MXN (b) 8.000% 6/11/20	10,428,000	899,933
Mexico Government International Bond 4.750% 3/08/44	194,000	184,300
Mexico Government International Bond 5.550% 1/21/45	710,000	754,375
Poland Government Bond PLN (b) 2.500% 7/25/18	1,336,000	423,713
Poland Government Bond PLN (b) 3.750% 4/25/18	931,000	310,785
Poland Government Bond PLN (b) 4.000% 10/25/23	180,000	58,456
Poland Government International Bond 4.000% 1/22/24	490,000	492,572

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Republic of Brazil BRL (b) 10.000% 1/01/17	$1,085,000	$463,855
Republic of Turkey 7.000% 3/11/19	380,000	423,700
Residual Funding Corp. Principal Strip 0.010% 10/15/19	1,280,000	1,132,235
Russian Foreign Bond - Eurobond STEP (c) 7.500% 3/31/30	335,650	381,802
South Africa Government International Bond 5.875% 9/16/25	380,000	408,500
Turkey Government International Bond 5.750% 3/22/24	230,000	237,935

		14,642,027

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $14,471,793)		14,642,027

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 26.9%
Collateralized Mortgage Obligations — 5.1%
Federal Home Loan Mortgage Corp. Series 4092, Class AI 3.000% 9/15/31	1,642,291	234,302
Series 4206, Class CZ 3.000% 5/15/43	102,528	79,873
Series 4226, Class GZ 3.000% 7/15/43	102,018	79,173
Series 4063, Class S 5.795% 6/15/42 FRN	84,921	16,183
Series 4097, Class ST 5.895% 8/15/42 FRN	89,284	19,710
Series 4136, Class SQ 5.995% 11/15/42 FRN	92,083	20,901
Series R007, Class ZA 6.000% 5/15/36	448,912	488,982
Series 3621, Class SB 6.075% 1/15/40 FRN	144,891	21,275
Series 4203, Class PS 6.095% 9/15/42 FRN	568,758	117,545
Series 3349, Class AS 6.345% 7/15/37 FRN	1,411,597	228,419
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K024, Class X1 0.902% 9/25/22 VRN	337,690	19,780
Series K006, Class AX1 1.043% 1/25/20 VRN	609,841	29,592
Series K007, Class X1 1.196% 4/25/20 VRN	1,291,695	68,886

	Principal Amount	Value
Series K009, Class X1 1.487% 8/25/20 VRN	$221,678	$15,587
Series K008, Class X1 1.663% 6/25/20 VRN	576,822	44,475
Series K015, Class X1 1.664% 7/25/21 VRN	870,744	83,738
Federal National Mortgage Association Series 409, Class C2 3.000% 4/25/27	417,405	51,705
Series 409, Class C13 3.500% 11/25/41	251,946	55,303
Series 409, Class C18 4.000% 4/25/42	449,894	107,025
Series 409, Class C22 4.500% 11/25/39	349,388	74,274
Series 2011-59, Class NZ 5.500% 7/25/41	581,443	651,257
Series 2013-9, Class CB 5.500% 4/25/42	1,569,721	1,705,653
Series 2012-111, Class JS 5.946% 7/25/40 FRN	364,224	69,682
Series 2012-93, Class SG 5.946% 9/25/42 FRN	179,184	39,513
Series 2012-128, Class SQ 5.996% 11/25/42 FRN	92,326	21,251
Series 2012-128, Class SL 5.996% 11/25/42 FRN	93,667	22,211
Series 2012-124, Class SE 5.996% 11/25/42 FRN	728,934	158,862
Series 2012-133, Class CS 5.996% 12/25/42 FRN	181,509	38,532
Series 2012-134, Class SK 5.996% 12/25/42 FRN	92,142	20,228
Series 2012-46, Class BA 6.000% 5/25/42	522,243	573,597
Series 2010-142, Class SM 6.376% 12/25/40 FRN	238,806	27,242
Series 2011-87, Class SG 6.396% 4/25/40 FRN	692,903	131,092
Series 2011-96, Class SA 6.396% 10/25/41 FRN	809,111	131,103
Series 2012-74, Class SA 6.496% 3/25/42 FRN	228,268	35,817
Series 2012-28, Class B 6.500% 6/25/39	191,789	211,247
Series 2013-9, Class BC 6.500% 7/25/42	543,374	601,509
Series 2012-51, Class B 7.000% 5/25/42	437,310	483,742
Government National Mortgage Association Series 2010-H28, Class FE 0.559% 12/20/60 FRN	313,151	310,021

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2011-H08, Class FG 0.639% 3/20/61 FRN	$265,268	$263,917
Series 2011-H09, Class AF 0.659% 3/20/61 FRN	172,127	171,385
Series 2012-100, Class IO 0.825% 8/16/52 VRN	517,012	33,986
Series 2013-178, Class IO 0.948% 6/16/55 VRN	531,758	33,424
Series 2013-178, Class A 2.250% 3/16/35	217,666	219,219
Series 2013-154, Class AB 2.900% 2/16/44 VRN	633,681	648,723
Series 2013-153, Class AB 2.900% 6/16/44 VRN	207,923	212,763
Series 2012-66, Class CI 3.500% 2/20/38	254,939	38,257
Series 2010-31, Class GS 6.343% 3/20/39 FRN	90,639	13,160
Series 2010-85, Class HS 6.493% 1/20/40 FRN	223,172	37,041
Series 2013-152, Class HS 6.543% 6/20/43 FRN	284,519	59,040

		8,820,202

Pass-Through Securities — 21.8%
Federal Home Loan Mortgage Corp. Pool #1N1640 1.908% 1/01/37 FRN	161,134	168,083
Pool #1N1637 2.186% 1/01/37 FRN	465,001	488,068
Pool #1J1368 2.748% 10/01/36 FRN	111,158	118,314
Pool #G14492 4.000% 10/01/25	1,112,133	1,182,771
Pool #U90316 4.000% 10/01/42	93,464	96,359
Pool #U91254 4.000% 4/01/43	195,286	201,335
Pool #Q19135 4.000% 6/01/43	98,589	102,721
Pool #Q19236 4.000% 6/01/43	98,668	102,650
Pool #Q19615 4.000% 7/01/43	95,849	99,867
Pool #U95137 4.000% 8/01/43	97,975	101,010
Pool #G06875 5.500% 12/01/38	36,561	40,302
Pool #G06669 6.500% 9/01/39	71,497	80,093
Pool #G07509 6.500% 9/01/39	85,203	94,785
Pool #G07335 7.000% 3/01/39	185,263	203,714

	Principal Amount	Value
Federal Home Loan Mortgage Corp. TBA Pool #3402 3.000% 9/01/42 (d)	$2,400,000	$2,306,156
Federal National Mortgage Association Pool #950385 1.327% 8/01/37 FRN	31,860	32,407
Pool #AP9633 2.500% 10/01/42	186,308	172,539
Pool #AQ7306 3.000% 1/01/43	95,828	91,752
Pool #AR1202 3.000% 1/01/43	95,195	91,146
Pool #MA1543 3.500% 8/01/33	96,277	99,124
Pool #MA1608 3.500% 10/01/33	194,828	200,589
Pool #MA1652 3.500% 11/01/33	98,003	100,901
Pool #AS1348 3.500% 12/01/33	98,791	101,650
Pool #MA1213 3.500% 10/01/42	943,162	939,220
Pool #MA1372 3.500% 3/01/43	288,192	288,608
Pool #MA1403 3.500% 4/01/43	771,915	773,031
Pool #AK8441 4.000% 4/01/42	92,130	95,869
Pool #AO2711 4.000% 5/01/42	84,324	87,746
Pool #AO6086 4.000% 6/01/42	96,800	100,729
Pool #AP5333 4.000% 7/01/42	389,255	404,992
Pool #AP0692 4.000% 7/01/42	91,171	94,857
Pool #AP2958 4.000% 8/01/42	91,250	94,939
Pool #AP2530 4.000% 8/01/42	93,441	97,219
Pool #AP4903 4.000% 9/01/42	94,420	98,237
Pool #AP7399 4.000% 9/01/42	188,607	196,233
Pool #AP9766 4.000% 10/01/42	377,721	389,864
Pool #AP9229 4.000% 10/01/42	94,789	98,621
Pool #AQ3599 4.000% 11/01/42	93,916	97,713
Pool #AQ4555 4.000% 12/01/42	180,538	187,780

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AQ7003 4.000% 12/01/42	$177,921	$185,114
Pool #AQ7082 4.000% 1/01/43	192,526	200,340
Pool #AL3508 4.000% 4/01/43	96,443	100,613
Pool #AB9383 4.000% 5/01/43	286,589	298,579
Pool #AQ4078 4.000% 6/01/43	94,410	98,508
Pool #AQ4080 4.000% 6/01/43	96,252	100,278
Pool #AT8394 4.000% 6/01/43	96,361	100,543
Pool #AB9683 4.000% 6/01/43	186,882	194,554
Pool #AT9637 4.000% 7/01/43	288,718	300,797
Pool #AT9653 4.000% 7/01/43	195,907	204,409
Pool #AT9657 4.000% 7/01/43	188,370	196,104
Pool #AS0070 4.000% 8/01/43	98,861	102,039
Pool #MA1547 4.000% 8/01/43	98,131	101,285
Pool #MA0706 4.500% 4/01/31	101,464	109,625
Pool #MA0734 4.500% 5/01/31	311,949	337,234
Pool #MA0776 4.500% 6/01/31	103,195	111,559
Pool #MA0913 4.500% 11/01/31	72,968	78,928
Pool #MA0939 4.500% 12/01/31	78,953	85,402
Pool #993117 4.500% 1/01/39	27,545	29,416
Pool #AA0856 4.500% 1/01/39	35,641	38,062
Pool #AA2450 4.500% 2/01/39	8,973	9,582
Pool #AA3495 4.500% 2/01/39	64,144	68,502
Pool #935520 4.500% 8/01/39	126,381	134,966
Pool #AD5481 4.500% 5/01/40	1,882,681	2,010,571
Pool #AD6914 4.500% 6/01/40	206,914	220,970
Pool #AD8685 4.500% 8/01/40	373,598	398,859

	Principal Amount	Value
Pool #915154 5.000% 4/01/37	$194,199	$211,783
Pool #974965 5.000% 4/01/38	772,281	841,967
Pool #983077 5.000% 5/01/38	191,764	209,068
Pool #310088 5.000% 6/01/38	191,589	208,877
Pool #AE2266 5.000% 3/01/40	234,391	255,834
Pool #937948 5.500% 6/01/37	40,695	44,894
Pool #995072 5.500% 8/01/38	109,052	120,493
Pool #481473 6.000% 2/01/29	184	203
Pool #867557 6.000% 2/01/36	3,089	3,435
Pool #AE0469 6.000% 12/01/39	748,990	832,637
Pool #AL4324 6.500% 5/01/40	516,511	575,590
Pool #AE0758 7.000% 2/01/39	285,908	322,343
Federal National Mortgage Association TBA Pool #6985 3.000% 10/01/42 (d)	700,000	673,777
Pool #4555 3.500% 6/01/26 (d)	600,000	628,828
Pool #3649 3.500% 4/01/42 (d)	1,100,000	1,102,965
Pool #15846 4.000% 9/01/41 (d)	300,000	310,758
Pool #19687 4.500% 12/01/39 (d)	4,700,000	4,998,340
Pool #29986 5.000% 4/01/37 (d)	3,300,000	3,589,652
Government National Mortgage Association Pool #783298 4.500% 4/20/41	847,347	914,969
Pool #783368 4.500% 7/20/41	107,090	115,561
Pool #4747 5.000% 7/20/40	496,565	545,562
Pool #487588 6.000% 4/15/29	5,310	5,990
Pool #595077 6.000% 10/15/32	804	912
Pool #596620 6.000% 10/15/32	1,398	1,586

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #598000 6.000% 12/15/32	$72	$82
Pool #604706 6.000% 10/15/33	126,487	143,350
Pool #636251 6.000% 3/15/35	11,002	12,510
Pool #782034 6.000% 1/15/36	152,267	174,082
Pool #658029 6.000% 7/15/36	76,851	86,930
Government National Mortgage Association II TBA Pool #1235 4.000% 4/01/42 (d)	1,200,000	1,261,219
Government National Mortgage Association TBA
Pool #2280 3.500% 1/01/42 (d)	900,000	918,211
Pool #304 3.500% 7/01/42 (d)	500,000	510,273
Pool #1019 4.500% 9/01/40 (d)	1,700,000	1,833,344

		37,594,858

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $46,908,747)		46,415,060

U.S. TREASURY OBLIGATIONS — 9.3%
U.S. Treasury Bonds & Notes — 9.3%
U.S. Treasury Bond 2.750% 8/15/42	3,111,000	2,656,016
U.S. Treasury Bond 3.625% 2/15/44	930,000	940,807
U.S. Treasury Bond 3.750% 11/15/43	600,000	621,199
U.S. Treasury Inflation Index 0.375% 7/15/23	1,608,048	1,590,459
U.S. Treasury Inflation Index 0.625% 2/15/43	1,241,106	1,039,233
U.S. Treasury Inflation Index 0.750% 2/15/42	103,508	90,197
U.S. Treasury Inflation Index 2.125% 2/15/40	367,921	440,528
U.S. Treasury Note 0.250% 10/31/15	10,000	9,998
U.S. Treasury Note 1.500% 12/31/18	250,000	248,120
U.S. Treasury Note 1.500% 2/28/19	410,000	405,908
U.S. Treasury Note 1.625% 3/31/19	130,000	129,340

	Principal Amount	Value
U.S. Treasury Note 2.000% 9/30/20	$6,890,000	$6,808,451
U.S. Treasury Note 2.000% 2/28/21	140,000	137,349
U.S. Treasury Note 2.750% 2/15/24	860,000	861,999

		15,979,604

TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,305,131)		15,979,604

TOTAL BONDS & NOTES (Cost $165,573,731)		168,610,545

	Units
PURCHASED OPTIONS — 0.0%
Options on Futures — 0.0%
Eurodollar Mid-Curve 1 Year Future Put, Expires 6/13/14, Strike 99.00	94	3,525

TOTAL PURCHASED OPTIONS (Cost $6,182)		3,525

TOTAL LONG-TERM INVESTMENTS (Cost $165,742,573)		168,781,897

	Principal Amount
SHORT-TERM INVESTMENTS — 11.8%
Discount Notes — 1.7%
Federal Home Loan Bank 0.056% 5/28/14	$3,000,000	2,999,738

Repurchase Agreement — 8.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (e)	14,918,816	14,918,816

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	32,264	32,264

U.S. Treasury Bills — 1.5%
U.S. Treasury Bill 0.000% 8/21/14	$2,500,000	$2,499,251

TOTAL SHORT-TERM INVESTMENTS (Cost $20,450,069)		20,450,069

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

TOTAL INVESTMENTS — 109.7% (Cost $186,192,642) (f)		$189,231,966

Other Assets/(Liabilities) — (9.7)%		(16,705,395)

NET ASSETS — 100.0%		$172,526,571

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BRL	Brazilian Real
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MXN	Mexican Peso
PLN	Polish Zloty
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $13,843,926 or 8.02% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2014, these securities amounted to a value of $381,802 or 0.22% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Maturity value of $14,918,820. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity dates of 11/25/40, and an aggregate market value, including accrued interest, of $15,219,154.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 66.3%

COMMON STOCK — 64.7%
Basic Materials — 6.0%
Chemicals — 2.0%
Agrium, Inc.	9,467	$923,222
Akzo Nobel NV	13,547	1,109,967
Arkema	11,017	1,249,654
Asahi Kasei Corp.	69,000	468,462
CF Industries Holdings, Inc.	491	127,974
Eastman Chemical Co.	1,600	137,936
FMC Corp.	15,619	1,195,791
Hitachi Chemical Co. Ltd.	31,800	432,195
JSR Corp.	38,500	712,443
Koninklijke DSM NV	12,378	850,142
Linde AG	4,264	853,509
Nitto Denko Corp.	16,400	789,804
PPG Industries, Inc.	902	174,501
Shin-Etsu Chemical Co. Ltd.	22,788	1,300,581
Sigma-Aldrich Corp.	1,315	122,795
Syngenta AG	6,735	2,554,614
Ube Industries Ltd.	152,600	280,278

		13,283,868

Forest Products & Paper — 0.0%
International Paper Co.	2,503	114,838

Iron & Steel — 0.2%
Fortescue Metals Group Ltd.	238,683	1,169,200

Machinery – Construction & Mining — 0.8%
Rio Tinto PLC	86,526	4,825,521

Mining — 3.0%
Anglo Platinum Ltd. (a)	1	45
Antofagasta PLC	151,811	2,118,062
BHP Billiton Ltd.	3,520	119,174
BHP Billiton PLC	77,265	2,384,989
Boliden AB	40,564	616,422
Cameco Corp.	44,849	1,027,042
Eldorado Gold Corp.	96,304	535,748
First Quantum Minerals Ltd.	135,136	2,497,357
Freeport-McMoRan Copper & Gold, Inc.	134,038	4,432,637
Goldcorp, Inc.	73,471	1,798,570
Platinum Group Metals Ltd. (a)	310,967	312,233
Polyus Gold International Ltd. GDR (Russia)	39,636	135,314
Silver Wheaton Corp.	23,636	536,537
Southern Copper Corp.	59,350	1,727,678
Teck Resources Ltd. Class B	75,356	1,633,718

		19,875,526

		39,268,953

	Number of Shares	Value
Communications — 6.5%
Internet — 2.5%
Dropbox, Inc. (a)(b)	87,114	$1,663,982
eBay, Inc. (a)	23,829	1,316,314
Google, Inc. Class A (a)	5,172	5,764,246
SINA Corp. (a)	24,920	1,505,417
Symantec Corp.	4,190	83,674
TIBCO Software, Inc. (a)	42,817	870,042
Twitter, Inc. (a) (b)	71,355	2,997,124
Twitter, Inc. (a)	18,217	850,187
Uber Technologies, Inc. (a)(b)	1,009,278	1,009,278

		16,060,264

Media — 1.3%
CBS Corp. Class B	2,939	181,630
Charter Communications, Inc. Class A (a)	13,313	1,640,162
Comcast Corp. Class A	71,226	3,562,724
DISH Network Corp. Class A (a)	2,876	178,916
Grupo Televisa SAB	55,900	372,938
Liberty Media Corp. Class A (a)	13,415	1,753,743
RTL Group (a)	3,296	375,524
Time Warner Cable, Inc.	1,022	140,198
Viacom, Inc. Class B	1,325	112,612
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	49,868	392,010

		8,710,457

Telecommunications — 2.7%
Amdocs Ltd.	2,789	129,577
America Movil SAB de C.V. Sponsored ADR (Mexico)	15,088	299,949
Axiata Group	348,512	712,006
BT Group PLC	159,979	1,018,177
Cisco Systems, Inc.	101,119	2,266,077
Crown Castle International Corp.	9,615	709,395
Deutsche Telekom AG	70,804	1,145,231
Ei Towers SpA	2,316	136,848
Far EasTone Telecommunications Co. Ltd.	122,087	258,680
Harris Corp.	1,667	121,958
KDDI Corp.	26,200	1,524,656
Knowles Corp. (a)	619	19,542
Koninklijke KPN NV (a)	134,796	476,990
Motorola Solutions, Inc.	1,773	113,986
Nippon Telegraph & Telephone Corp.	8,570	465,820
Oi SA ADR (Brazil)	132,439	176,144
QUALCOMM, Inc.	21,772	1,716,940
Singapore Telecommunications Ltd.	293,228	852,620
Swisscom AG	593	364,144
Taiwan Mobile Co. Ltd.	96,000	301,110

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
TDC A/S	40,270	$372,195
Telecom Italia SpA	291,281	343,883
Telecom Italia SpA- RSP	54,481	51,030
Telekom Malaysia	201,124	362,674
Verizon Communications, Inc.	7,346	350,257
Verizon Communications, Inc.	54,093	2,573,204
Vodafone Group PLC	121,668	447,928
Vodafone Group PLC Sponsored ADR (United Kingdom)	17,313	637,292

		17,948,313

		42,719,034

Consumer, Cyclical — 6.5%
Airlines — 0.1%
Japan Airlines Co. Ltd.	16,500	811,134

Auto Manufacturers — 2.4%
Bayerische Motoren Werke AG	6,263	790,593
Daihatsu Motor Co. Ltd.	5,350	94,374
Dongfeng Motor Group Co. Ltd. Class H	97,500	138,630
Fiat Industrial SpA (a) (b)	176,277	2,031,150
Ford Motor Co.	106,568	1,662,461
Fuji Heavy Industries Ltd.	116,430	3,143,253
General Motors Co.	36,240	1,247,381
Hino Motors Ltd.	15,200	225,016
Honda Motor Co. Ltd.	43,660	1,535,126
Hyundai Motor Co.	3,647	862,025
Maruti Suzuki India Ltd.	6,514	214,352
Paccar, Inc.	10,112	681,953
Suzuki Motor Corp.	72,137	1,879,207
Toyota Motor Corp.	17,500	984,879
Yulon Motor Co. Ltd.	150,000	247,362

		15,737,762

Automotive & Parts — 1.4%
Aisin Seiki Co. Ltd.	19,040	685,788
BorgWarner, Inc.	10,597	651,398
Bridgestone Corp.	39,200	1,388,233
Cheng Shin Rubber Industry Co. Ltd.	124,211	354,565
Delphi Automotive PLC	6,661	452,015
Denso Corp.	24,970	1,195,465
Futaba Industrial Co. Ltd. (a)	21,010	91,508
The Goodyear Tire & Rubber Co.	16,017	418,524
Hyundai Wia Corp.	1,386	222,509
Johnson Controls, Inc.	18,603	880,294
Lear Corp.	1,818	152,203
Sumitomo Electric Industries Ltd.	37,400	555,643
Toyota Industries Corp.	29,821	1,430,017
TRW Automotive Holdings Corp. (a)	5,890	480,742

		8,958,904

Distribution & Wholesale — 0.9%
Fastenal Co.	25,146	1,240,201
Mitsubishi Corp.	69,020	1,279,922
Mitsui & Co. Ltd.	194,952	2,751,285

	Number of Shares	Value
Sumitomo Corp.	56,300	$715,515

		5,986,923

Entertainment — 0.1%
Delta Topco Ltd. (a) (b)	800,425	481,376
Manchester United PLC Class A (a)	19,011	327,749

		809,125

Home Builders — 0.2%
Barratt Developments PLC	80,937	557,224
MRV Engenharia e Participacoes SA	82,785	295,166
Taylor Wimpey PLC	249,672	490,538

		1,342,928

Home Furnishing — 0.0%
Electrolux AB Class B	3,926	85,682

Lodging — 0.1%
Hilton Worldwide Holdings, Inc. (a)	35,132	781,336
Wyndham Worldwide Corp.	1,700	124,491

		905,827

Retail — 1.0%
American Eagle Outfitters, Inc.	7,894	96,623
Coach, Inc.	35,352	1,755,580
CVS Caremark Corp.	6,488	485,692
Lululemon Athletica, Inc. (a)	7,462	392,427
Macy’s, Inc.	1,900	112,651
McDonald’s Corp.	16,525	1,619,946
Nitori Holdings Co. Ltd.	12,500	541,220
Ryohin Keikaku Co. Ltd.	4,700	452,102
Yamada Denki Co. Ltd.	227,000	755,563
Zhongsheng Group Holdings Ltd.	213,850	295,858

		6,507,662

Textiles — 0.1%
Guinness Peat Group PLC (a)	111,362	65,730
Kuraray Co. Ltd.	60,410	689,829

		755,559

Toys, Games & Hobbies — 0.2%
Mattel, Inc.	15,767	632,414
Nintendo Co. Ltd.	4,700	559,810

		1,192,224

		43,093,730

Consumer, Non-cyclical — 14.0%
Agriculture — 0.1%
Archer-Daniels-Midland Co.	2,845	123,445
Chaoda Modern Agriculture Holdings Ltd. (a) (b)	1,265,139	101,211
SLC Agricola SA	25,087	194,482

		419,138

Beverages — 1.1%
The Coca-Cola Co.	86,588	3,347,492
Constellation Brands, Inc. Class A (a)	1,646	139,861

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Diageo PLC	5,913	$183,521
Diageo PLC Sponsored ADR (United Kingdom)	7,390	920,720
Fomento Economico Mexicano SAB de CV Series B Sponsored ADR (Mexico)	3,030	282,517
InBev NV	6,388	671,437
Remy Cointreau SA	3,402	273,281
SABMiller PLC	10,043	501,631
Suntory Beverage & Food Ltd.	16,400	564,451

		6,884,911

Biotechnology — 0.7%
Alexion Pharmaceuticals, Inc. (a)	3,095	470,842
Amgen, Inc.	7,546	930,724
Biogen Idec, Inc. (a)	5,373	1,643,440
Celgene Corp. (a)	5,952	830,899
Mesoblast Ltd. (a)	56,372	286,054
Vertex Pharmaceuticals, Inc. (a)	6,234	440,868

		4,602,827

Commercial Services — 1.9%
Alliance Data Systems Corp. (a)	781	212,784
Benesse Holdings, Inc.	8,800	335,821
Cielo SA	23,786	758,028
MasterCard, Inc. Class A	49,763	3,717,296
McKesson Corp.	13,052	2,304,592
Qualicorp SA (a)	37,561	379,914
Visa, Inc. Class A	23,620	5,098,613

		12,807,048

Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co.	13,156	853,430
The Procter & Gamble Co.	72,397	5,835,198

		6,688,628

Foods — 1.6%
Ajinomoto Co., Inc.	26,000	372,450
Casino Guichard-Perrachon SA	4,580	545,933
Cosan Ltd. Class A	51,019	581,617
Danone SA	5,307	375,381
The Fresh Market, Inc. (a)	13,856	465,562
The Kroger Co.	2,958	129,117
Nestle SA	50,956	3,839,476
Tesco PLC	71,666	353,203
Unilever NV	61,621	2,533,692
Unilever NV NY Shares (d)	4,221	173,567
Unilever PLC	15,183	648,464
Unilever PLC Sponsored ADR (United Kingdom)	4,666	199,611

		10,218,073

Health Care – Products — 0.6%
Baxter International, Inc.	13,927	1,024,749
Becton, Dickinson & Co.	952	111,460

	Number of Shares	Value
Fresenius SE & Co. KGaA	6,453	$1,009,765
Getinge AB	14,284	402,595
Medtronic, Inc.	15,059	926,731
Mindray Medical International Ltd. ADR (Cayman Islands)	12,018	388,902
Stryker Corp.	1,408	114,710

		3,978,912

Health Care – Services — 2.2%
Aetna, Inc.	20,240	1,517,393
Al Noor Hospitals Group PLC	31,370	564,213
Bangkok Dusit Medical Services PCL	147,100	603,092
Bumrungrad Hospital PCL	79,300	235,284
Catamaran Corp. (a)	13,171	589,534
Envision Healthcare Holdings, Inc. (a)	18,955	641,248
HCA Holdings, Inc. (a)	28,521	1,497,352
HEALTHSOUTH Corp.	12,623	453,544
Humana, Inc.	13,715	1,545,955
IHH Healthcare Bhd (a)	644,400	759,446
Life Healthcare Group Holdings Ltd.	92,955	339,153
NMC Health PLC	53,175	447,135
Raffles Medical Group Ltd.	89,600	228,856
Siloam International Hospitals Tbk PT (a)	340,880	309,024
Tenet Healthcare Corp. (a)	11,178	478,530
UnitedHealth Group, Inc.	31,541	2,586,047
Universal Health Services, Inc. Class B	17,119	1,404,956
WellCare Health Plans, Inc. (a)	6,031	383,089
WellPoint, Inc.	1,280	127,424

		14,711,275

Household Products — 0.2%
Avery Dennison Corp.	7,303	370,043
Church & Dwight Co., Inc.	4,901	338,512
Hypermarcas SA	71,529	517,316
Kimberly-Clark Corp.	2,359	260,080

		1,485,951

Pharmaceuticals — 4.6%
AbbVie, Inc.	52,670	2,707,238
Allergan, Inc.	10,087	1,251,797
AmerisourceBergen Corp.	1,661	108,945
Astellas Pharma, Inc.	36,350	430,620
AstraZeneca PLC	17,312	1,121,697
Bristol-Myers Squibb Co.	24,805	1,288,620
Cardinal Health, Inc.	12,994	909,320
Cubist Pharmaceuticals, Inc. (a)	6,693	489,593
Express Scripts Holding Co. (a)	25,696	1,929,513
Gilead Sciences, Inc. (a)	16,518	1,170,465
Mead Johnson Nutrition Co. Class A	8,085	672,187
Novartis AG	19,460	1,652,843
Omnicare, Inc.	2,060	122,920

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Otsuka Holdings Co. Ltd.	11,800	$352,292
Perrigo Co. PLC	4,197	649,108
Pfizer, Inc. (c)	164,669	5,289,168
Roche Holding AG	15,737	4,730,330
Sanofi	29,578	3,090,901
Sanofi ADR (France)	8,188	428,069
Ship Healthcare Holdings, Inc.	7,900	304,384
Shire Ltd.	25,931	1,275,987
Sino Biopharmaceutical Ltd.	252,000	215,192
Sinopharm Group Co.	129,600	357,543

		30,548,732

		92,345,495

Diversified — 0.3%
Holding Company – Diversified — 0.3%
Keppel Corp. Ltd.	40,000	346,105
LVMH Moet Hennessy Louis Vuitton SA	4,609	839,031
Wharf Holdings Ltd.	104,000	665,818

		1,850,954

Energy — 5.2%
Oil & Gas — 4.3%
Anadarko Petroleum Corp.	4,517	382,861
Athabasca Oil Corp. (a)	78,142	562,651
BG Group PLC	96,163	1,793,471
Canadian Natural Resources Ltd.	27,586	1,058,475
Chevron Corp.	7,843	932,611
CNOOC Ltd.	604,000	913,028
Cobalt International Energy, Inc. (a)	32,248	590,783
ConocoPhillips	4,887	343,800
Diamondback Energy, Inc. (a)	10,024	674,715
Eni SpA	4,888	122,751
EOG Resources, Inc.	1,831	359,187
EP Energy Corp. (a)	46,300	906,091
EQT Corp.	345	33,455
Helmerich & Payne, Inc.	1,557	167,471
Inpex Corp.	104,900	1,358,561
KazMunaiGas Exploration Production GDR (Kazakhstan) (d)	34,824	487,425
Kunlun Energy Co. Ltd	328,000	550,877
Lundin Petroleum AB (a)	68,216	1,402,101
Marathon Oil Corp.	100,692	3,576,580
Marathon Petroleum Corp.	18,763	1,633,132
Murphy Oil Corp.	1,471	92,467
Noble Energy, Inc.	4,858	345,112
Ophir Energy PLC (a)	138,006	552,052
Petroleo Brasileiro SA Sponsored ADR (Brazil)	57,685	758,558
Phillips 66	25,507	1,965,569
Royal Dutch Shell PLC ADR (United Kingdom)	31,826	2,325,208
Royal Dutch Shell PLC Class A	3,279	119,802
RSP Permian, Inc. (a)	11,636	336,164
Statoil ASA	52,340	1,478,340

	Number of Shares	Value
Suncor Energy, Inc.	2,608	$91,176
Total SA	13,458	883,920
Total SA Sponsored ADR (France)	26,960	1,768,576
Valero Energy Corp.	3,147	167,106

		28,734,076

Oil & Gas Services — 0.9%
Dresser-Rand Group, Inc. (a)	18,612	1,087,127
National Oilwell Varco, Inc.	14,465	1,126,390
Schlumberger Ltd.	18,507	1,804,432
Technip SA	16,698	1,724,049

		5,741,998

		34,476,074

Financial — 11.3%
Banks — 4.3%
Banco Bilbao Vizcaya Argentaria SA	72,815	876,094
Banco Santander Chile Sponsored ADR (Chile)	17,161	402,254
Banco Santander SA ADS (Brazil)	11,335	63,136
Bank of America Corp.	170,259	2,928,455
Bank of Nova Scotia	8,884	514,557
BB&T Corp.	21,734	873,055
BNP Paribas	34,219	2,645,344
Capital One Financial Corp.	14,707	1,134,792
Deutsche Bank AG	28,991	1,296,788
HSBC Holdings PLC	222,374	2,251,568
Intesa Sanpaolo	328,449	1,115,366
KB Financial Group, Inc.	5,161	181,018
Lloyds Banking Group PLC (a)	905,523	1,136,562
Mitsubishi UFJ Financial Group, Inc.	102,700	563,378
National Australia Bank Ltd.	21,468	707,536
Sberbank of Russian Federation (a)	207,792	495,829
Societe Generale	20,953	1,293,452
Sumitomo Mitsui Financial Group, Inc.	37,930	1,616,822
Sumitomo Mitsui Trust Holdings, Inc.	72,000	324,671
Svenska Handelsbanken AB	20,373	1,023,914
U.S. Bancorp	24,908	1,067,557
UniCredit SpA	123,910	1,134,293
Wells Fargo & Co.	94,854	4,718,038

		28,364,479

Diversified Financial — 2.3%
American Express Co.	19,973	1,798,169
Ameriprise Financial, Inc.	1,130	124,379
Citigroup, Inc.	61,007	2,903,933
Deutsche Boerse AG	8,408	669,095
Discover Financial Services	22,006	1,280,529
Fannie Mae (a)	51,138	199,438
The Goldman Sachs Group, Inc.	7,902	1,294,743
Hana Financial Group, Inc.	13,230	482,740
JPMorgan Chase & Co.	66,555	4,040,554

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Ocwen Financial Corp. (a)	7,651	$299,766
Santander Consumer USA Holdings, Inc. (a)	10,646	256,356
UBS AG	73,235	1,512,008

		14,861,710

Insurance — 2.9%
ACE Ltd.	17,907	1,773,867
Aflac, Inc.	7,146	450,484
Allianz SE	6,785	1,146,660
Allstate Corp.	10,681	604,331
American International Group, Inc.	19,805	990,448
Aviva PLC	35,274	280,944
AXA SA	48,256	1,256,425
Axis Capital Holdings Ltd.	2,304	105,638
Berkshire Hathaway, Inc. Class B (a)	10,744	1,342,678
The Chubb Corp.	1,065	95,105
CNA Financial Corp.	2,951	126,067
ING Groep NV (a)	73,839	1,049,444
Lincoln National Corp.	3,763	190,671
Marsh & McLennan Cos., Inc.	13,132	647,408
MetLife, Inc.	25,274	1,334,467
Millea Holdings, Inc.	73,075	2,190,812
Mitsui Sumitomo Insurance Group Holdings, Inc.	14,566	333,074
NKSJ Holdings, Inc.	12,400	318,101
Prudential Financial, Inc.	11,856	1,003,610
Prudential PLC	34,753	736,214
Reinsurance Group of America, Inc. Class A	1,552	123,586
Sony Financial Holdings, Inc.	33,000	539,679
Swiss Life Holding AG	270	66,359
Torchmark Corp.	1,550	121,985
The Travelers Cos., Inc.	11,271	959,162
Unum Group	3,512	124,009
Xl Group PLC	38,149	1,192,156

		19,103,384

Investment Companies — 0.0%
RHJ International (a)	46,200	232,535
RHJ International Deposit Shares (a)	11,800	59,361

		291,896

Real Estate — 1.0%
BR Malls Participacoes SA	81,231	700,971
Capitaland Ltd.	659,500	1,518,009
Cyrela Brazil Realty SA	48,344	291,044
Daito Trust Construction Co. Ltd.	7,100	656,013
Sun Hung Kai Properties Ltd.	135,000	1,655,335
The St. Joe Co. (a)	105,745	2,035,592

		6,856,964

Real Estate Investment Trusts (REITS) — 0.8%
American Capital Agency Corp.	8,721	187,414
American Tower Corp.	11,172	914,652

	Number of Shares	Value
Equity Residential	28,169	$1,633,520
Fibra Uno Administracion SA de CV	107,660	348,325
The Link REIT	133,733	659,849
Simon Property Group, Inc.	4,745	778,180
TF Administradora Industrial S de RL de CV	192,100	386,981

		4,908,921

		74,387,354

Industrial — 10.1%
Aerospace & Defense — 1.8%
European Aeronautic Defence and Space Co.	43,533	3,121,936
General Dynamics Corp.	1,267	138,002
L-3 Communications Holdings, Inc.	1,199	141,662
Northrop Grumman Corp.	1,364	168,290
Raytheon Co.	1,708	168,734
Safran SA	73,275	5,081,806
United Technologies Corp.	27,661	3,231,911

		12,052,341

Biotechnology — 0.1%
Daikin Industries Ltd.	10,300	575,995

Building Materials — 0.3%
Compagnie de Saint-Gobain	24,484	1,482,337
HeidelbergCement AG	4,462	382,351
Rinnai Corp.	4,900	429,756
Yuanda China Holdings Ltd.	983,132	86,228

		2,380,672

Electrical Components & Equipment — 0.6%
Energizer Holdings, Inc.	971	97,819
Hitachi Ltd.	177,600	1,308,289
Mitsubishi Electric Corp.	58,000	651,232
Schneider Electric SA	18,223	1,620,141
Schneider Electric SA	1,817	161,029

		3,838,510

Electronics — 1.0%
Agilent Technologies, Inc.	21,657	1,211,059
Avnet, Inc.	2,758	128,330
Fanuc Ltd.	2,250	396,163
Hoya Corp.	36,220	1,132,422
Keyence Corp.	300	123,419
Kyocera Corp.	9,100	409,662
Mettler-Toledo, Inc. (a)	1,860	438,365
Murata Manufacturing Co. Ltd.	8,770	825,331
NEC Corp.	161,000	493,714
Omron Corp.	3,400	139,937
PerkinElmer, Inc.	12,275	553,111
Rexel Promesses	4,176	109,627
TE Connectivity Ltd.	2,500	150,525
Waters Corp. (a)	6,717	728,190

		6,839,855

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.3%
JGC Corp.	34,030	$1,182,229
Okumura Corp.	69,230	307,832
Toda Corp.	86,200	284,480

		1,774,541

Hand & Machine Tools — 0.2%
SMC Corp.	800	210,501
Stanley Black & Decker, Inc.	12,669	1,029,230

		1,239,731

Health Care – Services — 0.2%
Thermo Fisher Scientific, Inc.	13,417	1,613,260

Machinery – Diversified — 0.8%
Andritz AG	3,851	238,187
CNH Industrial NV (a)	396	4,563
CNH Industrial NV (a)	8,333	95,830
Cummins India Ltd.	66,904	670,779
Cummins, Inc.	5,333	794,564
Haitian International Holdings Ltd.	129,171	259,213
IHI Corp.	75,000	314,863
Kubota Corp.	34,220	457,153
Metso OYJ	4,565	149,201
Mitsubishi Heavy Industries Ltd.	60,000	349,245
Rockwell Automation, Inc.	15,278	1,902,875

		5,236,473

Manufacturing — 2.2%
3M Co.	9,270	1,257,568
Cheil Industries, Inc.	3,171	214,004
Colfax Corp. (a)	12,408	885,063
Danaher Corp.	7,962	597,150
Dover Corp.	1,238	101,206
Eaton Corp. PLC	18,964	1,424,576
General Electric Co.	179,621	4,650,388
Parker Hannifin Corp.	995	119,111
Siemens AG	37,172	5,002,530

		14,251,596

Metal Fabricate & Hardware — 0.3%
Jiangxi Copper Co. Ltd.	341,000	573,583
Precision Castparts Corp.	6,639	1,678,074
Valmont Industries, Inc.	691	102,848

		2,354,505

Packaging & Containers — 0.2%
Crown Holdings, Inc. (a)	14,414	644,882
Sealed Air Corp.	17,726	582,654

		1,227,536

Shipbuilding — 0.1%
Samsung Heavy Industries Co. Ltd.	11,958	360,282

Transportation — 2.0%
Asciano Group	99,103	478,154
Canadian National Railway Co.	24,139	1,357,095

	Number of Shares	Value
East Japan Railway	21,053	$1,550,019
FedEx Corp.	6,302	835,393
J.B. Hunt Transport Services, Inc.	8,583	617,289
Novorossiysk Commercial Sea Port-Reg GDR (Russia) (d)	19,686	92,524
Union Pacific Corp.	13,405	2,515,582
United Continental Holdings, Inc. (a)	62,521	2,790,312
United Parcel Service, Inc. Class B	23,463	2,284,827
West Japan Railway Co.	11,600	472,880

		12,994,075

		66,739,372

Technology — 3.0%
Computers — 0.6%
Accenture PLC Class A	1,349	107,542
Apple, Inc.	160	85,878
Atos Origin SA	18,583	1,681,578
Computer Sciences Corp.	2,624	159,592
EMC Corp.	51,371	1,408,079
Western Digital Corp.	2,190	201,086

		3,643,755

Internet — 0.0%
Check Point Software Technologies Ltd. (a)	1,836	124,169

Semiconductors — 0.7%
KLA-Tencor Corp.	1,500	103,710
Rohm Co. Ltd.	13,960	621,795
Samsung Electronics Co. Ltd.	3,224	4,076,969

		4,802,474

Software — 1.7%
Adobe Systems, Inc. (a)	2,043	134,307
CA, Inc.	2,959	91,640
Castlight Health, Inc. (a)	7,268	154,227
Citrix Systems, Inc. (a)	19,603	1,125,800
Electronic Arts, Inc. (a)	49,291	1,429,932
Fidelity National Information Services, Inc.	2,745	146,720
Intuit, Inc.	1,560	121,259
Microsoft Corp.	5,978	245,038
Oracle Corp.	94,631	3,871,354
Palantir Technologies, Inc. (a)(b)	107,092	656,474
Red Hat, Inc. (a)	6,204	328,688
Ubisoft Entertainment (a)	33,646	603,853
Veeva Systems, Inc. Class A (a)	48,012	1,281,920
VMware, Inc. Class A (a)	10,024	1,082,793

		11,274,005

		19,844,403

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 1.8%
Electric — 1.2%
The AES Corp.	65,534	$935,826
American Electric Power Co., Inc.	16,379	829,760
Calpine Corp. (a)	33,913	709,121
CenterPoint Energy, Inc.	20,550	486,829
Chubu Electric Power Co., Inc. (a)	17,200	202,082
Dominion Resources, Inc.	19,125	1,357,684
DTE Energy Co.	1,822	135,356
Enel SpA	28,782	163,087
National Grid PLC	77,675	1,066,802
NextEra Energy, Inc.	15,247	1,457,918
PPL Corp.	14,756	489,014
RWE AG	1,748	70,924

		7,904,403

Gas — 0.5%
Beijing Enterprises Holdings Ltd.	151,922	1,361,256
Gaz De France	14,938	409,331
Sempra Energy	8,620	834,071
Tokyo Gas Co. Ltd.	224,988	1,140,766

		3,745,424

Water — 0.1%
American Water Works Co., Inc.	12,448	565,139

		12,214,966

TOTAL COMMON STOCK (Cost $352,996,482)		426,940,335

PREFERRED STOCK — 1.6%
Basic Materials — 0.0%
Iron & Steel — 0.0%
Cliffs Natural Resources, Inc. 7.000%	13,542	280,726

Communications — 0.1%
Telecommunications — 0.1%
Crown Castle International Corp. 4.500%	5,543	562,005

Consumer, Cyclical — 0.4%
Airlines — 0.0%
Continental Airlines Finance Trust II 6.000%	1,150	57,212

Auto Manufacturers — 0.3%
Volkswagen AG 1.580%	8,151	2,111,883

Automotive & Parts — 0.1%
Mobileye NV (a)(b)	16,175	662,043

		2,831,138

Consumer, Non-cyclical — 0.1%
Foods — 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 1.110%	12,518	550,317

	Number of Shares	Value
Financial — 0.7%
Banks — 0.3%
HSBC Holdings PLC 8.000%	15,000	$404,550
Royal Bank of Scotland Group PLC, Series M 6.400%	9,275	211,099
Royal Bank of Scotland Group PLC, Series Q 6.750%	5,175	122,130
Royal Bank of Scotland Group PLC, Series T 7.250%	13,724	342,002
US Bancorp, Series F 6.500% VRN	13,364	379,537
US Bancorp, Series G 6.000% VRN	6,837	187,676
Wells Fargo & Co. 7.500%	240	281,520

		1,928,514

Diversified Financial — 0.1%
Citigroup Capital XIII 7.875% VRN	24,692	684,956
RBS Capital Funding Trust VII, Series G 6.080%	12,621	280,817

		965,773

Real Estate — 0.1%
Forestar Group, Inc. 6.000%	13,600	354,676

Real Estate Investment Trusts (REITS) — 0.1%
Health Care REIT, Inc. 6.500% (a)	9,632	534,865

Savings & Loans — 0.1%
GMAC Capital Trust I 8.125% VRN	30,000	819,000

		4,602,828

Government — 0.1%
U.S. Government Agencies — 0.1%
Federal National Mortgage Association, Series S 8.250% VRN	43,210	452,841

Industrial — 0.1%
Aerospace & Defense — 0.1%
United Technologies Corp. 7.500%	4,500	299,565

Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc. 6.250%	1,807	195,048

		494,613

Technology — 0.0%
Semiconductors — 0.0%
Samsung Electronics Co. Ltd. 1.530%	148	146,870

Utilities — 0.1%
Electric — 0.1%
NextEra Energy, Inc. 5.599%	8,579	540,477
PPL Corp. 8.750%	7,075	387,002

		927,479

TOTAL PREFERRED STOCK (Cost $8,756,946)		10,848,817

TOTAL EQUITIES (Cost $361,753,428)		437,789,152

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 19.5%

BANK LOANS — 1.2%
Engineering & Construction — 0.1%
Autobahn Tank & Rast GmbH, New Term Loan A EUR (e) 3.813% 12/04/18	$315,357	$434,790
Autobahn Tank & Rast GmbH, Term Loan B EUR (e) 4.063% 12/10/19	127,160	176,715

		611,505

Entertainment — 0.3%
Delta Debtco Ltd., Term Loan 9.250% 10/30/19	1,063,000	1,106,849
Univision Communications, Inc. Term Loan C4 4.000% 3/01/20	687,073	687,835

		1,794,684

Iron & Steel — 0.1%
Constellium Holdco B.V., Term Loan B 6.000% 3/25/20	172,656	176,109
Constellium Holdco B.V., Term Loan EUR (e) 6.500% 3/25/20	172,260	242,060
Essar Steel Algoma, Inc., ABL Term Loan 9.250% 9/20/14	207,481	207,481

		625,650

Lodging — 0.2%
Hilton Worldwide Finance LLC, Term Loan B2 3.750% 10/26/20	1,633,158	1,635,052

Oil & Gas — 0.3%
Drillships Financing Holding, Inc., Term Loan B1 6.000% 3/31/21	343,486	349,569
Fieldwood Energy LLC, 2nd Lien Term Loan 8.125% 9/30/20	471,533	490,493
Obsidian Natural Gas Trust, Term Loan 7.000% 11/02/15	391,634	396,529
Sheridan Production Partners II, L.P. Term Loan A 4.250% 12/16/20	98,420	98,974
Sheridan Production Partners II, L.P. Term Loan B 4.250% 12/16/20	707,693	711,678
Sheridan Production Partners II, L.P. Term Loan M 4.250% 12/16/20	36,708	36,915

		2,084,158

	Principal Amount	Value
Oil & Gas Services — 0.1%
GNL Quintero SA, Term Loan 1.240% 6/20/23	$418,936	$398,408

Pharmaceuticals — 0.1%
Grifols Worldwide Operations USA, Inc. Term Loan B 3.150% 2/27/21	623,250	622,602
Mallinckrodt International Finance S.A. Term Loan B 3.500% 3/19/21	166,200	166,180

		788,782

TOTAL BANK LOANS (Cost $7,736,671)		7,938,239

CORPORATE DEBT — 7.2%
Agriculture — 0.1%
BAT International Finance PLC (f) 2.125% 6/07/17	336,000	342,072

Auto Manufacturers — 0.2%
Volkswagen International Finance NV EUR (e) (f) 5.500% 11/09/15	800,000	1,268,209

Banks — 1.2%
Banco Santander Chile FRN (f) 2.109% 6/07/18	460,000	460,575
Bank of America Corp. FRN 1.304% 3/22/18	264,000	266,899
Bank of America Corp. 2.000% 1/11/18	492,000	491,079
Bank of America Corp. 2.600% 1/15/19	322,000	323,270
BNP Paribas SA 2.400% 12/12/18	1,033,000	1,032,913
CIT Group, Inc. (f) 4.750% 2/15/15	395,000	405,863
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 3.950% 11/09/22	251,000	249,285
Deutsche Bank Capital Funding Trust VII VRN (f) 5.628% 12/31/49	83,000	86,113
Export-Import Bank of Korea 2.875% 9/17/18	200,000	205,171
HSBC USA, Inc. 1.625% 1/16/18	366,000	362,979
Intesa Sanpaolo SpA 3.125% 1/15/16	340,000	348,095
Intesa Sanpaolo SpA 3.875% 1/16/18	200,000	206,999

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Intesa Sanpaolo SpA 3.875% 1/15/19	$200,000	$203,432
Lloyds Bank PLC 2.300% 11/27/18	200,000	199,802
Lloyds TSB Bank PLC VRN GBP (e) 13.000% 1/29/49	565,000	1,561,265
Nordea Bank AB (f) 3.125% 3/20/17	280,000	294,059
Sumitomo Mitsui Banking Corp. 2.450% 1/10/19	439,000	443,030
UBS AG 5.875% 12/20/17	200,000	229,154
USB Capital IX VRN 3.500% 10/29/49	497,000	414,995

		7,784,978

Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	264,000	264,389

Biotechnology — 0.4%
Cubist Pharmaceuticals, Inc., Convertible 2.500% 11/01/17	218,000	556,990
Gilead Sciences, Inc., Convertible 1.625% 5/01/16	640,000	1,990,800

		2,547,790

Building Materials — 0.1%
Building Materials Corp. of America (f) 6.875% 8/15/18	114,000	119,700
Texas Industries, Inc. 9.250% 8/15/20	220,000	254,100

		373,800

Chemicals — 0.0%
Phibro Animal Health Corp. (f) 9.250% 7/01/18	54,000	57,510

Coal — 0.1%
Bumi Investment Pte Ltd. (f) 10.750% 10/06/17	251,000	153,110
Consol Energy, Inc. 8.000% 4/01/17	550,000	574,062

		727,172

Computers — 0.1%
Apple, Inc. 1.000% 5/03/18	828,000	802,622
SunGard Data Systems, Inc. 7.375% 11/15/18	140,000	148,400

		951,022

Diversified Financial — 0.8%
Ally Financial, Inc. 2.750% 1/30/17	518,000	523,180
Ally Financial, Inc. 3.500% 7/18/16	244,000	251,320

	Principal Amount	Value
Ally Financial, Inc. 3.500% 1/27/19	$112,000	$112,000
Capital One Bank USA NA 2.150% 11/21/18	360,000	357,142
Citigroup, Inc. VRN 5.950% 12/31/49	267,000	260,992
Credit Suisse Group Guernsey I Ltd. VRN (d) 7.875% 2/24/41	310,000	336,350
Ford Motor Credit Co. LLC 2.375% 1/16/18	366,000	369,086
Ford Motor Credit Co. LLC 5.000% 5/15/18	452,000	498,885
General Electric Capital Corp. 5.550% 5/04/20	245,000	282,285
General Electric Capital Corp. VRN 6.250% 12/31/49	500,000	535,000
General Electric Capital Corp. VRN 6.375% 11/15/67	103,000	113,300
Hyundai Capital America (f) 2.125% 10/02/17	223,000	224,623
JP Morgan Chase & Co. VRN 5.150% 12/31/49	664,000	622,500
JP Morgan Chase & Co. 6.125% 6/27/17	256,000	290,196
Merrill Lynch & Co., Inc. 6.875% 4/25/18	325,000	383,276
Morgan Stanley 7.300% 5/13/19	216,000	261,963

		5,422,098

Electric — 0.0%
Empresa Distribuidora Y Comercializadora Norte (f) 9.750% 10/25/22	80,000	50,200

Electrical Components & Equipment — 0.1%
Suzlon Energy Ltd., Convertible (g) 0.000% 10/11/2012	341,000	210,141
Suzlon Energy Ltd., Convertible 0.000% 7/25/14	465,000	269,700

		479,841

Engineering & Construction — 0.1%
Odebrecht Finance Ltd. (f) 5.125% 6/26/22	200,000	199,500
Odebrecht Offshore Drilling Finance Ltd. (f) 6.750% 10/01/22	483,531	501,664

		701,164

Entertainment — 0.1%
Delta Topco Ltd. (b) 10.000% 11/24/60	727,978	721,441

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Foods — 0.1%
Olam International Ltd., Convertible (d) 6.000% 10/15/16	$500,000	$537,500

Forest Products & Paper — 0.1%
International Paper Co. 7.950% 6/15/18	258,000	315,546
TFS Corp. Ltd. (Acquired 6/21/11, Cost $600,000) (f) (h) 11.000% 7/15/18	600,000	532,002

		847,548

Health Care – Services — 0.2%
Bio City Development Co. B.V. (Acquired 7/06/11, Cost $1,400,000) (b) (f) (h) 8.000% 7/06/18	1,400,000	1,011,780
Brookdale Senior Living, Inc., Convertible 2.750% 6/15/18	73,000	99,326
DaVita, Inc. 6.375% 11/01/18	101,000	106,176

		1,217,282

Holding Company – Diversified — 0.2%
Hutchison Whampoa International 11 Ltd. (f) 3.500% 1/13/17	348,000	365,597
REI Agro Ltd., Convertible (Acquired 12/02/09, Cost $614,910) (f) (h) 5.500% 11/13/14	618,000	345,308
Wharf Finance 2014 Ltd. HKD (e) 2.300% 6/07/14	2,000,000	257,848

		968,753

Internet — 0.0%
SINA Corp/China, Convertible (f) 1.000% 12/01/18	208,000	197,730

Media — 0.2%
Cablevision Systems Corp. 5.875% 9/15/22	223,000	227,460
Nara Cable Funding Ltd. EUR (e) (f) 8.875% 12/01/18	300,000	450,491
NBCUniversal Enterprise, Inc. (f) 5.250% 3/29/49	300,000	303,000
Ono Finance II PLC (f) 10.875% 7/15/19	153,000	170,595
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (f) 5.500% 1/15/23	202,000	206,040

		1,357,586

Mining — 0.1%
FMG Resources Property Ltd. (f) 6.000% 4/01/17	219,000	230,497

	Principal Amount	Value
FMG Resources Property Ltd. (f) 6.875% 4/01/22	$172,000	$185,330
FMG Resources Property Ltd. (f) 8.250% 11/01/19	102,000	112,200

		528,027

Office Equipment/Supplies — 0.0%
Xerox Corp. 6.350% 5/15/18	207,000	239,201

Oil & Gas — 0.5%
Cobalt International Energy, Inc., Convertible 2.625% 12/01/19	807,000	760,093
Essar Energy PLC, Convertible 4.250% 2/01/16	400,000	340,000
Odebrecht Drilling Norbe VIII/IX Ltd. (f) 6.350% 6/30/21	210,600	218,498
Petrobras Global Finance BV 2.000% 5/20/16	209,000	207,171
Petrobras Global Finance BV FRN 2.379% 1/15/19	1,005,000	981,131
Reliance Holdings USA, Inc. (f) 4.500% 10/19/20	323,000	326,985
YPF SA (f) 8.875% 12/19/18	537,000	560,494

		3,394,372

Packaging & Containers — 0.0%
Crown Cork & Seal Co., Inc. 7.500% 12/15/96	77,000	71,803

Pharmaceuticals — 0.4%
BioMarin Pharmaceutical, Inc., Convertible 0.750% 10/15/18	127,000	139,144
BioMarin Pharmaceutical, Inc., Convertible 1.500% 10/15/20	127,000	140,970
Capsugel FinanceCo SCA EUR (e) (f) 9.875% 8/01/19	100,000	151,541
Mylan, Inc. /PA 2.550% 3/28/19	394,000	389,780
Mylan, Inc. /PA, Convertible 3.750% 9/15/15	429,000	1,576,843

		2,398,278

Pipelines — 0.0%
Sabine Pass Liquefaction LLC 5.625% 4/15/23	252,000	250,740

Real Estate — 0.4%
CapitaLand Ltd. SGD (e) (f) 1.950% 10/17/23	500,000	390,532

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
CapitaLand Ltd., Convertible SGD (d) (e) 2.100% 11/15/16	$750,000	$596,232
CapitaLand Ltd., Convertible SGD (d) (e) 2.950% 6/20/22	1,500,000	1,185,011
Forest City Enterprises, Inc., Convertible 4.250% 8/15/18	370,000	413,475
Sun Hung Kai Properties Capital Market Ltd. (d) 4.500% 2/14/22	200,000	206,758

		2,792,008

Real Estate Investment Trusts (REITS) — 0.1%
American Tower Corp. 3.400% 2/15/19	141,000	144,488
Trust F/1401 (f) 5.250% 12/15/24	470,000	468,825

		613,313

Savings & Loans — 0.4%
Dana Gas Sukuk Ltd., Convertible (f) 7.000% 10/31/17	1,284,360	1,378,259
Dana Gas Sukuk Ltd. (f) 9.000% 10/31/17	1,080,090	1,077,390
Zeus Cayman II JPY (d) (e) 0.000% 8/18/16	28,000,000	427,060

		2,882,709

Software — 0.2%
Salesforce.com, Inc., Convertible (f) 0.250% 4/01/18	710,000	804,519
Take-Two Interactive Software, Inc., Convertible 1.750% 12/01/16	360,000	472,725

		1,277,244

Telecommunications — 0.9%
AT&T, Inc. 2.375% 11/27/18	876,000	880,353
Colombia Telecomunicaciones SA (f) 5.375% 9/27/22	216,000	211,680
Cricket Communications, Inc. 7.750% 10/15/20	269,000	307,467
Hughes Satellite Systems Corp. 7.625% 6/15/21	103,000	116,132
Intelsat Jackson Holdings SA 7.500% 4/01/21	442,000	485,095
Telecom Italia Finance SA EUR (d) (e) 6.125% 11/15/16	500,000	810,058
Verizon Communications, Inc. FRN 1.984% 9/14/18	2,810,000	2,951,048

		5,761,833

	Principal Amount	Value
Transportation — 0.1%
Inversiones Alsacia SA (Acquired 2/18/11, Cost $566,000) (f) (h) 8.000% 8/18/18	$292,660	$223,885
Viterra, Inc. (f) 5.950% 8/01/20	139,000	152,783

		376,668

TOTAL CORPORATE DEBT (Cost $44,209,520)		47,404,281

SOVEREIGN DEBT OBLIGATIONS — 5.9%
Australia Government Bond AUD (e) 5.500% 4/21/23	3,476,000	3,589,914
Brazil Notas do Tesouro Nacional Series B BRL (e) 6.000% 8/15/24	148,000	152,884
Brazil Notas do Tesouro Nacional Series F BRL (e) 10.000% 1/01/21	15,802,000	6,183,646
Brazil Notas do Tesouro Nacional Series F BRL (e) 10.000% 1/01/23	7,565,000	2,965,903
Brazilian Government International Bond 4.875% 1/22/21	710,000	754,730
Canadian Government Bond CAD (e) 1.500% 3/01/17	999,000	910,640
Canadian Government Bond CAD (e) 3.500% 6/01/20	737,000	729,260
Canadian Government Bond CAD (e) 4.000% 6/01/16	605,000	581,418
Malaysia Government Bond MYR (e) 5.094% 4/30/14	3,440,000	1,055,171
Poland Government Bond PLN (e) 5.250% 10/25/20	4,161,000	1,480,253
Queensland Treasury Corp. AUD (e) 6.000% 9/14/17	2,383,000	2,404,369
Queensland Treasury Corp. AUD (e) 6.000% 6/14/21	1,025,000	1,065,331
Republic of Germany EUR (e) 4.250% 7/04/17	3,945,192	6,135,828
United Kingdom Gilt GBP (d) (e) 1.250% 7/22/18	4,532,665	7,417,122
United Mexican States MXN (e) 10.000% 12/05/24	36,652,800	3,633,275

		39,059,744

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $39,951,211)		39,059,744

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Bonds & Notes — 5.2%
U.S. Treasury Note 0.250% 1/15/15	$1,921,000	$1,923,101
U.S. Treasury Note 0.250% 3/31/15	3,438,100	3,441,861
U.S. Treasury Note (i) 0.625% 9/30/17	2,759,600	2,708,316
U.S. Treasury Note 1.250% 10/31/18	8,195,900	8,064,957
U.S. Treasury Note 1.250% 11/30/18	3,342,300	3,283,842
U.S. Treasury Note 1.375% 7/31/18	1,828,400	1,817,544
U.S. Treasury Note 1.375% 9/30/18	1,495,900	1,482,490
U.S. Treasury Note 1.750% 5/15/22	1,032,800	974,574
U.S. Treasury Note 2.000% 11/15/21	828,900	804,292
U.S. Treasury Note (j) 2.250% 3/31/16	4,484,000	4,645,450
U.S. Treasury Note 2.750% 2/15/24	4,996,600	5,008,213

		34,154,640

TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,913,220)		34,154,640

TOTAL BONDS & NOTES (Cost $125,810,622)		128,556,904

	Number of Shares
MUTUAL FUNDS — 1.5%
Diversified Financial — 1.5%
BlackRock Liquidity Funds TempFund Portfolio	2,156,611	2,156,611
ETFS Gold Trust (a)	14,400	1,815,408
ETFS Physical Palladium Shares (a)	4,904	370,497
ETFS Platinum Trust (a)	4,140	571,817
iShares Gold Trust (a)	141,484	1,760,061
Market Vectors — Gold Miners ETF	40,854	964,154
SPDR Gold Trust (a)	19,315	2,387,527

		10,026,075

TOTAL MUTUAL FUNDS (Cost $12,005,723)		10,026,075

	Units	Value
PURCHASED OPTIONS — 0.8%
Consumer, Non-cyclical — 0.2%
Beverages — 0.0%
The Coca-Cola Co., Call, Expires 1/16/15, Strike 45.00	134,916	$29,682

Health Care – Products — 0.1%
Johnson & Johnson Co., Call, Expires 2/20/15, Strike 105.00	66,000	150,264

Health Care – Services — 0.0%
Humana, Inc., Call, Expires 1/16/15, Strike 115.00	3,313	33,792
Humana, Inc., Call, Expires 1/16/15, Strike 130.00	13,498	68,840

		102,632

Media — 0.0%
Dish Network Corp., Put, Expires 6/21/14, Strike 60.00	28	8,400
Time Warner Cable, Inc., Put, Expires 7/19/14, Strike 135.00	10	4,500

		12,900

Pharmaceuticals — 0.1%
Merck & Co., Inc., Call, Expires 1/16/15, Strike 55.00	134,916	607,122
Takeda Pharmaceutical Co. Ltd., Call, Expires 1/29/15 Strike 5,108.80	8,000	13,033
Takeda Pharmaceutical Co. Ltd., Call, Expires 10/09/14 Strike 4,906.34	8,148	19,030

		639,185

Retail — 0.0%
Coach, Inc., Call, Expires 2/20/15, Strike 60.00	13,305	17,844
Petsmart, Inc., Call, Expires 4/19/14, Strike 67.50	17	3,774

		21,618

		956,281

Energy — 0.1%
Oil & Gas — 0.1%
Anadarko Petroleum Corp., Call, Expires 7/18/14, Strike 85.00	32,709	157,963
Anadarko Petroleum Corp., Call, Expires 7/18/14, Strike 85.00	1,066	5,148
Anadarko Petroleum Corp., Call, Expires 7/19/14, Strike 85.00	20,290	97,988
Canadian Natural Resources Ltd., Call, Expires 9/20/14, Strike 34.00	201	92,460
Cimarex Energy Co., Call, Expires 6/20/14, Strike 120.00	8,054	59,197
Cimarex Energy Co., Call, Expires 6/20/14, Strike 120.00	13,100	96,285

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
Diamondback Energy Inc., Call, Expires 6/20/14, Strike 70.00	9,550	$37,723
Marathon Oil Corp., Call, Expires 7/18/14, Strike 32.00	26,566	102,943
Occidental Petroleum Corp., Put, Expires 4/17/14, Strike 95.00	13,173	14,119
QEP Resources, Inc., Call, Expires 4/17/14, Strike 35.00	33,700	109

		663,935

Financial — 0.5%
Banks — 0.0%
Bank of America Corp., Call, Expires 1/17/15, Strike 17.00	171,190	269,624

Diversified Financial — 0.4%
3-Month USD LIBOR BBA 10 Year Swaption, Call, Expires 11/28/14, Strike 2.75 (OTC — Goldman Sachs & Co. pay fixed rate; underlying swap terminates 12/02/24)	33,332,581	260,363
3-Month USD LIBOR BBA 10 Year Swaption, Call, Expires 6/16/14, Strike 2.80 (OTC — Goldman Sachs & Co. pay fixed rate; underlying swap terminates 6/18/24)	13,270,408	76,779
3-Month USD LIBOR BBA 10 Year Swaption, Call, Expires 9/15/14, Strike 2.80 (OTC — Goldman Sachs & Co. pay fixed rate; underlying swap terminates 9/17/24)	21,619,000	174,812
3-Month USD LIBOR BBA 5 Year Swaption, Call, Expires 6/04/14, Strike 1.65% (OTC — Deutsche Bank AG receive fixed rate; underlying swap terminates 6/06/19	8,612,800	10,917
6-Month JPY LIBOR BBA 10 year Swaption, Put, Expires 1/25/16, Strike 1.35% (OTC — Goldman Sachs & Co., receive fixed rate; underlying swap terminates 1/27/26)	134,187,000	19,228
6-Month JPY LIBOR BBA 10 year Swaption, Put, Expires 1/25/16, Strike 1.35% (OTC — Goldman Sachs & Co., receive fixed rate; underlying swap terminates 1/27/26)	268,830,000	38,522
6-Month JPY LIBOR BBA 5 year Swaption, Put, Expires 4/04/18, Strike 1.07% (OTC — Deutsche Bank AG, receive fixed rate; underlying swap terminates 4/06/23)	143,913,000	24,482
Citigroup, Inc., Call, Expires 1/16/15, Strike 60.00	47,933	28,760

	Units	Value
Eaton Vance Corp., Call, Expires 9/19/14, Strike 100.00	13,300	$80,465
Euro STOXX 50 Index, Call, Expires 12/16/16, Strike 3,293.01	1,131	321,865
JP Morgan Chase & Co., Call, Expires 1/16/15, Strike 65.00	41,964	89,803
JP Morgan Chase & Co., Call, Expires 1/16/15, Strike 65.00	85,595	183,173
MSCI Emerging Markets Index, Put, Expires 6/20/14, Strike 909.15	2,126	35,033
MSCI Emerging Markets Index, Put, Expires 6/20/14, Strike 928.12	1,720	35,148
Nikkei 225 Index, Put, Expires 6/13/14, Strike 14,330.81	9,491	36,460
Nikkei 225 Index, Put, Expires 6/13/14, Strike 14,636.48	12,909	63,022
S&P 500 Index, Put, Expires 4/17/14, Strike 1790.00	1,886	6,224
S&P 500 Index, Put, Expires 4/17/14, Strike 1798.35	2,730	8,588
S&P 500 Index, Put, Expires 4/17/14, Strike 1820.54	2,868	15,801
S&P 500 Index, Put, Expires 5/16/14, Strike 1809.41	1,798	28,344
S&P 500 Index, Put, Expires 5/16/14, Strike 1834.57	1,771	38,462
S&P 500 Index, Put, Expires 6/20/14, Strike 1820.00	1,506	44,551
SPDR Gold Shares, Call, Expires 03/20/15, Strike 133.44	9,065	41,386
SPDR Gold Shares, Call, Expires 12/20/14, Strike 130.00	301	138,460
SPDR Gold Shares, Call, Expires 12/31/14, Strike 130.56	10,294	46,000
STOXX Europe 600 Index, Call, Expires 12/16/16, Strike 347.97	3,569	63,132
STOXX Europe 600 Index, Call, Expires 3/17/17, Strike 355.61	4,020	59,280
STOXX Europe 600 Index, Call, Expires 9/16/16, Strike 348.12	4,260	64,392
Topix Index, Call, Expires 12/12/14, Strike 1,178.21	167,120	109,778
Topix Index, Call, Expires 4/11/14, Strike 1,244.54	196,403	4,132
Topix Index, Call, Expires 5/09/14, Strike 1,219.54	167,457	20,623
Topix Index, Call, Expires 6/13/14, Strike 1,257.27	133,191	15,753
Topix Index, Call, Expires 7/11/14, Strike 1,291.10	245,182	29,334
Topix Index, Call, Expires 9/12/14, Strike 1,246.74	193,038	57,504

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
Topix Index, Put, Expires 5/09/14, Strike 1,086.72	167,457	$23,240

		2,293,816

Insurance — 0.1%
Ace Limited, Call, Expires 1/16/15, Strike 95.00	29,852	215,999
MetLife Inc., Call, Expires 1/16/15, Strike 50.00	53,735	304,946
MetLife, Inc., Call, Expires 1/17/15, Strike 50.00	61	34,160
Prudential Financial, Inc., Call, Expires 1/16/15, Strike 87.50	41,130	225,187
Prudential Financial, Inc., Call, Expires 1/17/15, Strike 82.50	40	31,800

		812,092

Real Estate Investment Trusts (REITS) — 0.0%
Security Capital U.S. Realty, Put, Expires 5/16/14, Strike 1,130.77	2,873	50,615
Security Capital U.S. Realty, Put, Expires 6/20/14, Strike 1,126.10	2,886	76,082

		126,697

		3,502,229

Industrial — 0.0%
Manufacturing — 0.0%
Siemens AG, Call, Expires 1/16/15, Strike 150.00	16,864	68,299

Technology — 0.0%
Software — 0.0%
Oracle Corp., Call, Expires 1/16/15, Strike 42.00	67,458	177,752

TOTAL PURCHASED OPTIONS (Cost $6,058,515)		5,368,496

	Number of Shares
RIGHTS — 0.0%
Financial — 0.0%
Banks — 0.0%
Banco Bilbao Vizcaya, Expires 4/30/14, Strike 0.00 (a)	72,815	17,053

TOTAL RIGHTS (Cost $16,853)		17,053

	Number of Shares	Value
WARRANTS — 0.0%
Financial — 0.0%
Insurance — 0.0%
TFS Corp. Ltd., Expires 7/15/18, Strike 1.28 (a)	222,000	$204,651

TOTAL WARRANTS (Cost $0)		204,651

TOTAL LONG-TERM INVESTMENTS (Cost $505,645,141)		581,962,331

	Principal Amount
SHORT-TERM INVESTMENTS — 12.4%
Certificate of Deposit — 0.1%
Banco Del Estado De Chile 2.030% 4/02/15	$475,000	474,139

Sovereign Debt Obligations — 2.0%
Japan Treasury Discount Bill JPY (e) 0.000% 5/12/14	200,000,000	1,937,600
Japan Treasury Discount Bill JPY (e) 0.000% 4/07/14	270,000,000	2,615,874
Mexico Cetes MXN (e) 0.000% 4/03/14	10,260,000	785,729
Mexico Cetes MXN (e) 0.000% 4/30/14	4,788,700	365,803
Mexico Cetes MXN (e) 0.000% 5/08/14	3,365,800	256,911
Mexico Cetes MXN (e) 0.000% 5/29/14	3,431,610	261,448
Mexico Cetes MXN (e) 0.000% 5/29/14	13,169,000	1,003,247
Mexico Cetes MXN (e) 0.000% 7/24/14	6,651,830	504,193
Mexico Cetes MXN (e) 0.000% 6/26/14	6,694,000	508,609
Mexico Cetes MXN (e) 0.000% 5/29/14	3,058,000	232,954
Mexico Cetes MXN (e) 0.000% 9/04/14	9,789,910	738,929
Mexico Cetes MXN (e) 0.000% 5/15/14	5,471,888	417,372
Mexico Cetes MXN (e) 0.000% 8/07/14	10,040,330	759,639
Mexico Cetes MXN (e) 0.000% 4/30/14	8,974,360	685,476
Mexico Cetes MXN (e) 0.000% 6/26/14	13,138,000	997,971
Mexico Cetes MXN (e) 0.000% 7/10/14	10,026,000	760,543

		12,832,298

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposits — 0.0%
Brown Brothers Time Deposit 0.030% 4/01/14	$51,691	$51,691

U.S. Treasury Bills — 10.3%
U.S. Treasury Bill 0.000% 6/19/14	1,000,000	999,941
U.S. Treasury Bill 0.000% 4/24/14	4,600,000	4,599,912
U.S. Treasury Bill 0.000% 6/26/14	7,000,000	6,999,415
U.S. Treasury Bill 0.000% 6/19/14	1,000,000	999,921
U.S. Treasury Bill 0.041% 4/17/14	1,300,000	1,299,977
U.S. Treasury Bill 0.000% 5/08/14	2,800,000	2,799,885
U.S. Treasury Bill 0.000% 7/10/14	1,800,000	1,799,800
U.S. Treasury Bill 0.000% 7/17/14	4,500,000	4,499,432
U.S. Treasury Bill 0.000% 7/03/14	1,000,000	999,884
U.S. Treasury Bill 0.000% 7/10/14	1,300,000	1,299,837
U.S. Treasury Bill 0.000% 8/07/14	3,000,000	2,999,509
U.S. Treasury Bill 0.000% 6/26/14	1,000,000	999,886
U.S. Treasury Bill 0.000% 5/29/14	2,000,000	1,999,839
U.S. Treasury Bill 0.000% 7/17/14	2,000,000	1,999,703
U.S. Treasury Bill 0.053% 6/19/14	5,000,000	4,999,424
U.S. Treasury Bill 0.000% 7/24/14	2,000,000	1,999,652
U.S. Treasury Bill 0.000% 5/15/14	17,000,000	16,998,805
U.S. Treasury Bill 0.000% 8/21/14	3,000,000	2,999,278
U.S. Treasury Bill 0.000% 8/14/14	1,000,000	999,756
U.S. Treasury Bill 0.000% 8/21/14	2,000,000	1,999,467
U.S. Treasury Bill 0.000% 5/15/14	3,400,000	3,399,564

		67,692,887

TOTAL SHORT-TERM INVESTMENTS (Cost $80,982,140)		81,051,015

	Principal Amount	Value

TOTAL INVESTMENTS — 100.5% (Cost $586,627,281) (k)		$663,013,346

Other Assets/ (Liabilities) — (0.5)%		(3,554,457)

NET ASSETS — 100.0%		$659,458,889

	Number of Shares

EQUITIES SOLD SHORT — (0.1)%
Energy — (0.1)%
Oil & Gas — (0.1)%
Occidental Petroleum Corp.	(8,373)	(797,863)

Basic Materials — 0.0%
Iron & Steel — 0.0%
United States Steel Corp.	(3,382)	(93,377)

TOTAL EQUITIES SOLD SHORT (Cost $(886,151))		$(891,240)

Notes to Consolidated Portfolio of Investments

ADR	American Depositary Receipt
ADS	American Depositary Share
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
OTC	Over-the-Counter
PLN	Polish Zloty
SGD	Singapore Dollar
VRN	Variable Rate Note
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2014, these securities amounted to a value of $11,335,859 or 1.72% of net assets.
(c)	These securities are held as collateral for written options. (Note 2).
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2014, these securities amounted to a value of $12,269,607 or 1.86% of net assets.

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Notes to Consolidated Portfolio of Investments (Continued)

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $14,239,159 or 2.16% of net assets.
(g)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2014, these securities amounted to a value of $210,141 or 0.03% of net assets.
(h)	Restricted security. Certain securities are restricted as to resale. At March 31, 2014, these securities amounted to a value of $2,112,975 or 0.32% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(i)	This security is held as collateral for securities sold short. (Note 2).
(j)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(k)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.7%

COMMON STOCK — 95.7%
Basic Materials — 2.5%
Chemicals — 1.7%
Albemarle Corp.	2,000	$132,840
Ashland, Inc.	1,900	189,012
Celanese Corp. Series A	3,700	205,387
CF Industries Holdings, Inc.	900	234,576
E.I. du Pont de Nemours & Co.	62,180	4,172,278
Eastman Chemical Co.	2,400	206,904
Huntsman Corp.	5,700	139,194
LyondellBasell Industries NV Class A	13,300	1,182,902
Rockwood Holdings, Inc.	800	59,520
Westlake Chemical Corp.	3,100	205,158

		6,727,771

Forest Products & Paper — 0.1%
MeadWestvaco Corp.	2,600	97,864
Rock-Tenn Co. Class A	1,100	116,127

		213,991

Iron & Steel — 0.1%
Nucor Corp.	3,000	151,620
Steel Dynamics, Inc.	4,400	78,276

		229,896

Mining — 0.6%
Vulcan Materials Co.	39,385	2,617,133
Alcoa, Inc.	11,400	146,718

		2,763,851

		9,935,509

Communications — 9.5%
Advertising — 0.7%
Omnicom Group, Inc.	41,401	3,005,713

Internet — 1.2%
AOL, Inc. (a)	45,460	1,989,784
Liberty Interactive Corp. Class A (a)	92,828	2,679,944

		4,669,728

Media — 3.8%
Comcast Corp. Class A	60,457	3,024,059
DIRECTV (a)	38,892	2,972,127
Gannett Co., Inc.	5,500	151,800
Liberty Global PLC Series A (a)	42,795	1,780,272
Time Warner, Inc.	34,100	2,227,753
Viacom, Inc. Class B	54,219	4,608,073

		14,764,084

Telecommunications — 3.8%
Cisco Systems, Inc.	109,112	2,445,200
Corning, Inc.	34,400	716,208
Harris Corp.	2,600	190,216

	Number of Shares	Value
Juniper Networks, Inc. (a)	5,400	$139,104
Knowles Corp. (a)	49,985	1,578,026
Motorola Solutions, Inc.	46,057	2,961,004
QUALCOMM, Inc.	26,000	2,050,360
Verizon Communications, Inc.	58,349	2,775,662
Vodafone Group PLC Sponsored ADR (United Kingdom),	55,811	2,054,400

		14,910,180

		37,349,705

Consumer, Cyclical — 7.2%
Airlines — 0.3%
Alaska Air Group, Inc.	1,700	158,627
Delta Air Lines, Inc.	14,000	485,100
Southwest Airlines Co.	16,700	394,287

		1,038,014

Auto Manufacturers — 0.7%
General Motors Co.	77,314	2,661,148
Oshkosh Corp.	2,100	123,627
Paccar, Inc.	1,190	80,254

		2,865,029

Automotive & Parts — 0.5%
Delphi Automotive PLC	6,100	413,946
The Goodyear Tire & Rubber Co.	5,200	135,876
Johnson Controls, Inc.	16,200	766,584
Lear Corp.	2,100	175,812
TRW Automotive Holdings Corp. (a)	2,700	220,374
WABCO Holdings, Inc. (a)	1,400	147,784

		1,860,376

Distribution & Wholesale — 0.0%
Fossil Group, Inc. (a)	800	93,288

Home Furnishing — 0.1%
Whirlpool Corp.	1,200	179,352

Housewares — 0.1%
Newell Rubbermaid, Inc.	6,900	206,310

Leisure Time — 0.1%
Carnival Corp.	9,100	344,526
Royal Caribbean Cruises Ltd.	4,000	218,240

		562,766

Lodging — 0.0%
Hyatt Hotels Corp. Class A (a)	900	48,429
Wyndham Worldwide Corp.	1,200	87,876

		136,305

Retail — 5.4%
AutoNation, Inc. (a)	32,172	1,712,516
AutoZone, Inc. (a)	900	483,390
Bed Bath & Beyond, Inc. (a)	5,200	357,760
CVS Caremark Corp.	68,449	5,124,092
Dillard’s, Inc. Class A	500	46,200

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dollar General Corp. (a)	3,300	$183,084
Family Dollar Stores, Inc.	47,126	2,733,779
Foot Locker, Inc.	2,300	108,054
The Gap, Inc.	5,050	202,303
Kohl’s Corp.	5,200	295,360
Lowe’s Cos., Inc.	59,840	2,926,176
Macy’s, Inc.	18,700	1,108,723
Nordstrom, Inc.	4,000	249,800
Penske Auto Group, Inc.	2,200	94,072
PetSmart, Inc.	1,100	75,779
Ross Stores, Inc.	2,300	164,565
Wal-Mart Stores, Inc.	67,200	5,136,096

		21,001,749

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	3,000	166,860

		28,110,049

Consumer, Non-cyclical — 17.0%
Agriculture — 1.6%
Altria Group, Inc.	39,100	1,463,513
Archer-Daniels-Midland Co.	15,600	676,884
Bunge Ltd.	3,000	238,530
Lorillard, Inc.	8,800	475,904
Philip Morris International, Inc.	31,356	2,567,116
Reynolds American, Inc.	12,900	689,118

		6,111,065

Beverages — 0.8%
Coca-Cola Enterprises, Inc.	6,300	300,888
Dr. Pepper Snapple Group, Inc.	3,000	163,380
PepsiCo, Inc.	30,723	2,565,370

		3,029,638

Biotechnology — 0.6%
Amgen, Inc.	17,900	2,207,786

Commercial Services — 0.1%
Global Payments, Inc.	1,700	120,887
Quanta Services, Inc. (a)	4,000	147,600
Western Union Co.	5,100	83,436

		351,923

Foods — 1.2%
General Mills, Inc.	14,900	772,118
The J.M. Smucker Co.	2,110	205,176
The Kroger Co.	12,300	536,895
Mondelez International, Inc. Class A	72,650	2,510,058
Pilgrim’s Pride Corp. (a)	4,000	83,680
Sysco Corp.	11,900	429,947
Tyson Foods, Inc. Class A	6,700	294,867

		4,832,741

Health Care – Products — 1.8%
Becton, Dickinson & Co.	4,600	538,568
CareFusion Corp. (a)	4,000	160,880

	Number of Shares	Value
Covidien PLC	51,229	$3,773,528
Medtronic, Inc.	23,600	1,452,344
St. Jude Medical, Inc.	6,800	444,652
Zimmer Holdings, Inc.	7,800	737,724

		7,107,696

Health Care – Services — 2.5%
Cigna Corp.	6,700	560,991
HCA Holdings, Inc. (a)	46,409	2,436,473
Humana, Inc.	3,600	405,792
UnitedHealth Group, Inc.	69,068	5,662,885
Universal Health Services, Inc. Class B	1,700	139,519
WellPoint, Inc.	7,100	706,805

		9,912,465

Household Products — 0.3%
Kimberly-Clark Corp.	9,000	992,250
Tupperware Brands Corp.	1,200	100,512

		1,092,762

Pharmaceuticals — 8.1%
Bristol-Myers Squibb Co.	45,106	2,343,257
Cardinal Health, Inc.	8,000	559,840
Eli Lilly & Co.	57,715	3,397,105
Forest Laboratories, Inc. (a)	30,172	2,783,970
Herbalife Ltd.	1,600	91,632
Merck & Co., Inc.	154,584	8,775,734
Pfizer, Inc.	295,133	9,479,672
Sanofi ADR (France)	60,469	3,161,319
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	22,120	1,168,821
United Therapeutics Corp. (a)	408	38,364

		31,799,714

		66,445,790

Energy — 10.9%
Coal — 0.4%
CONSOL Energy, Inc.	42,096	1,681,735

Oil & Gas — 8.6%
Chesapeake Energy Corp.	10,200	261,324
Chevron Corp.	37,390	4,446,045
ConocoPhillips	36,600	2,574,810
Devon Energy Corp.	9,600	642,528
Exxon Mobil Corp.	97,074	9,482,188
Hess Corp.	39,832	3,301,276
Marathon Oil Corp.	108,743	3,862,551
Marathon Petroleum Corp.	4,500	391,680
Murphy Oil Corp.	3,900	245,154
Noble Energy, Inc.	35,713	2,537,052
Occidental Petroleum Corp.	19,000	1,810,510
Patterson-UTI Energy, Inc.	2,700	85,536
Phillips 66	14,300	1,101,958
QEP Resources, Inc.	2,000	58,880

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Rowan Cos. PLC Class A (a)	2,900	$97,672
Valero Energy Corp.	49,331	2,619,476

		33,518,640

Oil & Gas Services — 1.9%
Baker Hughes, Inc.	6,800	442,136
Halliburton Co.	13,100	771,459
National Oilwell Varco, Inc.	47,906	3,730,440
Oil States International, Inc. (a)	600	59,160
Schlumberger Ltd.	24,809	2,418,878

		7,422,073

		42,622,448

Financial — 25.6%
Banks — 9.9%
Bank of America Corp.	450,920	7,755,824
Bank of New York Mellon Corp.	27,200	959,888
BB&T Corp.	14,200	570,414
Capital One Financial Corp.	11,900	918,204
Comerica, Inc.	4,300	222,740
Commerce Bancshares, Inc.	2,400	111,408
Cullen/Frost Bankers, Inc.	1,300	100,789
Fifth Third Bancorp	109,212	2,506,416
Huntington Bancshares, Inc.	19,500	194,415
KeyCorp	21,500	306,160
Northern Trust Corp.	4,800	314,688
PNC Financial Services Group, Inc.	51,487	4,479,369
Regions Financial Corp.	33,000	366,630
State Street Corp.	63,113	4,389,509
SunTrust Banks, Inc.	12,700	505,333
U.S. Bancorp	87,192	3,737,049
Wells Fargo & Co.	228,527	11,366,933
Zions Bancorp	4,300	133,214

		38,938,983

Diversified Financial — 8.8%
American Express Co.	25,400	2,286,762
Ameriprise Financial, Inc.	33,972	3,739,298
BlackRock, Inc.	3,900	1,226,472
CIT Group, Inc.	4,700	230,394
Citigroup, Inc.	92,045	4,381,342
Discover Financial Services	64,507	3,753,662
Franklin Resources, Inc.	14,900	807,282
The Goldman Sachs Group, Inc.	10,600	1,736,810
Invesco Ltd.	10,400	384,800
JP Morgan Chase & Co.	191,028	11,597,310
Legg Mason, Inc.	51,496	2,525,364
Morgan Stanley	46,300	1,443,171
SLM Corp.	9,300	227,664

		34,340,331

Insurance — 6.2%
ACE Ltd.	8,000	792,480
Aflac, Inc.	11,000	693,440
Alleghany Corp. (a)	400	162,952

	Number of Shares	Value
The Allstate Corp.	11,000	$622,380
American Financial Group, Inc.	5,000	288,550
American International Group, Inc.	96,017	4,801,810
Arch Capital Group Ltd. (a)	3,100	178,374
Assurant, Inc.	1,800	116,928
Assured Guaranty Ltd.	2,000	50,640
Axis Capital Holdings Ltd.	2,700	123,795
The Chubb Corp.	15,000	1,339,500
Cincinnati Financial Corp.	3,200	155,712
Everest Re Group Ltd.	1,200	183,660
Genworth Financial, Inc. Class A (a)	7,700	136,521
HCC Insurance Holdings, Inc.	3,300	150,117
Lincoln National Corp.	6,300	319,221
Loews Corp.	21,700	955,885
MetLife, Inc.	59,674	3,150,787
Old Republic International Corp.	6,100	100,040
PartnerRe Ltd.	1,300	134,550
Principal Financial Group, Inc.	7,000	321,930
The Progressive Corp.	6,400	155,008
Prudential Financial, Inc.	10,900	922,685
Reinsurance Group of America, Inc. Class A	2,100	167,223
RenaissanceRe Holdings Ltd.	2,900	283,040
Torchmark Corp.	5,700	448,590
The Travelers Cos., Inc.	51,896	4,416,350
Unum Group	86,284	3,046,688

		24,218,856

Real Estate Investment Trusts (REITS) — 0.6%
Weyerhaeuser Co.	87,380	2,564,603

Savings & Loans — 0.1%
New York Community Bancorp, Inc.	10,400	167,128
People’s United Financial, Inc.	7,700	114,499

		281,627

		100,344,400

Industrial — 12.0%
Aerospace & Defense — 2.2%
General Dynamics Corp.	9,100	991,172
L-3 Communications Holdings, Inc.	2,200	259,930
Lockheed Martin Corp.	7,700	1,256,948
Northrop Grumman Corp.	31,772	3,920,029
Raytheon Co.	7,700	760,683
Rockwell Collins, Inc.	3,200	254,944
United Technologies Corp.	9,800	1,145,032

		8,588,738

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	15,100	1,008,680
Energizer Holdings, Inc.	1,400	141,036

		1,149,716

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 0.1%
Arrow Electronics, Inc. (a)	2,500	$148,400
Avnet, Inc.	4,900	227,997

		376,397

Engineering & Construction — 0.1%
Fluor Corp.	3,800	295,374
URS Corp.	1,800	84,708

		380,082

Environmental Controls — 0.1%
Republic Services, Inc.	7,500	256,200

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,400	158,872
Stanley Black & Decker, Inc.	3,700	300,588

		459,460

Machinery – Construction & Mining — 0.9%
Caterpillar, Inc.	9,800	973,826
Ingersoll-Rand PLC	4,300	246,132
Terex Corp.	50,989	2,258,813

		3,478,771

Machinery – Diversified — 0.6%
AGCO Corp.	2,400	132,384
Cummins, Inc.	3,900	581,061
Deere & Co.	20,045	1,820,086

		2,533,531

Manufacturing — 5.3%
Dover Corp.	3,600	294,300
Eaton Corp. PLC	40,568	3,047,468
General Electric Co.	384,240	9,947,973
Honeywell International, Inc.	40,418	3,749,174
Illinois Tool Works, Inc.	38,554	3,135,597
Parker Hannifin Corp.	3,400	407,014
Trinity Industries, Inc.	900	64,863

		20,646,389

Packaging & Containers — 0.9%
Ball Corp.	2,200	120,582
Bemis Co., Inc.	2,500	98,100
Crown Holdings, Inc. (a)	3,300	147,642
Owens-Illinois, Inc. (a)	3,800	128,554
Sealed Air Corp.	88,187	2,898,707
Sonoco Products Co.	2,600	106,652

		3,500,237

Transportation — 1.4%
CSX Corp.	24,100	698,177
Norfolk Southern Corp.	38,853	3,775,346
Union Pacific Corp.	4,900	919,534

		5,393,057

	Number of Shares	Value
Trucking & Leasing — 0.0%
AMERCO	300	$69,636

		46,832,214

Technology — 8.5%
Computers — 4.1%
Apple, Inc.	18,133	9,732,706
Computer Sciences Corp.	3,400	206,788
EMC Corp.	137,833	3,778,003
Hewlett-Packard Co.	45,400	1,469,144
SanDisk Corp.	4,800	389,712
Western Digital Corp.	5,600	514,192

		16,090,545

Office Equipment/Supplies — 0.1%
Xerox Corp.	29,100	328,830

Semiconductors — 1.2%
Intel Corp.	52,900	1,365,349
Lam Research Corp. (a)	2,500	137,500
Marvell Technology Group Ltd.	11,700	184,275
NVIDIA Corp.	13,700	245,367
Texas Instruments, Inc.	59,432	2,802,219

		4,734,710

Software — 3.1%
Broadridge Financial Solutions, Inc.	1,900	70,566
CA, Inc.	10,800	334,476
The Dun & Bradstreet Corp.	1,100	109,285
Microsoft Corp.	215,089	8,816,498
Oracle Corp.	69,200	2,830,972

		12,161,797

		33,315,882

Utilities — 2.5%
Electric — 2.4%
The AES Corp.	17,600	251,328
Alliant Energy Corp.	2,600	147,706
Ameren Corp.	5,700	234,840
American Electric Power Co., Inc.	7,500	379,950
Calpine Corp. (a)	95,810	2,003,387
Duke Energy Corp.	10,900	776,298
Exelon Corp.	9,100	305,396
MDU Resources Group, Inc.	3,800	130,378
NextEra Energy, Inc.	29,011	2,774,032
Northeast Utilities	37,595	1,710,572
Public Service Enterprise Group, Inc.	9,300	354,702
Wisconsin Energy Corp.	3,400	158,270

		9,226,859

Gas — 0.1%
Sempra Energy	4,200	406,392

Water — 0.0%
American Water Works Co., Inc.	3,300	149,820

		9,783,071

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $272,105,561)		$374,739,068

TOTAL EQUITIES (Cost $272,105,561)		374,739,068

MUTUAL FUNDS — 0.9%
Diversified Financial — 0.9%
iShares Russell 1000 Value Index Fund	36,200	3,493,300

TOTAL MUTUAL FUNDS (Cost $3,372,624)		3,493,300

TOTAL LONG-TERM INVESTMENTS (Cost $275,478,185)		378,232,368

	Principal Amount
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (b)	$9,320,259	9,320,259

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	46	46

TOTAL SHORT-TERM INVESTMENTS (Cost $9,320,305)		9,320,305

TOTAL INVESTMENTS — 99.0% (Cost $284,798,490) (c)		387,552,673

Other Assets/(Liabilities) — 1.0%		4,071,050

NET ASSETS — 100.0%		$391,623,723

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $9,320,262. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 4.000%, maturity dates ranging from 9/15/40 – 11/25/40, and an aggregate market value, including accrued interest, of $9,511,825.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 4.0%
Chemicals — 1.9%
The Dow Chemical Co.	368,110	$17,886,465
E.I. du Pont de Nemours & Co.	137,680	9,238,328

		27,124,793

Forest Products & Paper — 0.9%
International Paper Co.	264,200	12,121,496

Iron & Steel — 1.2%
Nucor Corp.	153,910	7,778,611
Steel Dynamics, Inc.	556,820	9,905,828

		17,684,439

		56,930,728

Communications — 9.5%
Advertising — 0.7%
The Interpublic Group of Companies, Inc.	579,030	9,924,574

Internet — 1.2%
Symantec Corp.	825,240	16,480,043

Media — 3.4%
CBS Corp. Class B	182,350	11,269,230
Comcast Corp. Class A	368,940	18,454,379
DIRECTV (a)	88,900	6,793,738
Thomson Reuters Corp.	352,130	12,042,846

		48,560,193

Telecommunications — 4.2%
Cisco Systems, Inc.	1,643,210	36,824,336
Verizon Communications, Inc.	479,760	22,822,183

		59,646,519

		134,611,329

Consumer, Cyclical — 9.8%
Auto Manufacturers — 1.2%
General Motors Co.	154,600	5,321,332
Paccar, Inc.	167,530	11,298,223

		16,619,555

Home Builders — 1.0%
PulteGroup, Inc.	714,900	13,718,931

Housewares — 0.9%
Newell Rubbermaid, Inc.	436,240	13,043,576

Retail — 6.7%
AutoZone, Inc. (a)	32,030	17,203,313
CVS Caremark Corp.	268,250	20,081,195
The Home Depot, Inc.	169,890	13,443,396
Lowe’s Cos., Inc.	350,470	17,137,983
Nordstrom, Inc.	178,910	11,172,929

	Number of Shares	Value
PVH Corp.	135,110	$16,857,675

		95,896,491

		139,278,553

Consumer, Non-cyclical — 16.5%
Agriculture — 0.8%
Philip Morris International, Inc.	135,380	11,083,560

Beverages — 2.2%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	156,620	16,492,086
Diageo PLC Sponsored ADR (United Kingdom)	115,500	14,390,145

		30,882,231

Biotechnology — 1.2%
Amgen, Inc.	138,620	17,097,391

Foods — 0.7%
Kraft Foods Group, Inc.	173,846	9,752,761

Health Care – Products — 3.5%
Baxter International, Inc.	188,930	13,901,469
Covidien PLC	279,210	20,566,609
Johnson & Johnson	155,470	15,271,818

		49,739,896

Health Care – Services — 2.0%
UnitedHealth Group, Inc.	355,560	29,152,364

Pharmaceuticals — 6.1%
AstraZeneca PLC Sponsored ADR (United Kingdom)	241,000	15,636,080
Merck & Co., Inc.	694,950	39,452,312
Pfizer, Inc.	155,535	4,995,784
Roche Holding AG	70,583	21,216,299
Zoetis, Inc.	178,848	5,175,861

		86,476,336

		234,184,539

Energy — 12.0%
Oil & Gas — 10.3%
Anadarko Petroleum Corp.	151,750	12,862,330
Chevron Corp.	357,190	42,473,463
EOG Resources, Inc.	77,640	15,230,639
Exxon Mobil Corp.	274,880	26,850,278
Marathon Oil Corp.	438,990	15,592,925
Occidental Petroleum Corp.	186,460	17,767,773
Southwestern Energy Co. (a)	337,840	15,544,018

		146,321,426

Oil & Gas Services — 1.7%
Halliburton Co.	396,730	23,363,430

		169,684,856

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 27.8%
Banks — 7.7%
BB&T Corp.	452,270	$18,167,686
PNC Financial Services Group, Inc.	385,160	33,508,920
Wells Fargo & Co.	1,162,160	57,805,838

		109,482,444

Diversified Financial — 12.0%
Ameriprise Financial, Inc.	148,820	16,380,617
BlackRock, Inc.	68,970	21,689,686
Citigroup, Inc.	591,220	28,142,072
Credit Suisse Group Sponsored ADR (Switzerland)	229,555	7,432,991
The Goldman Sachs Group, Inc.	116,170	19,034,455
IntercontinentalExchange, Inc.	87,070	17,225,058
JP Morgan Chase & Co.	875,416	53,146,505
Santander Consumer USA Holdings, Inc. (a)	306,600	7,382,928

		170,434,312

Insurance — 7.0%
ACE Ltd.	268,900	26,637,234
American International Group, Inc.	323,500	16,178,235
The Chubb Corp.	95,200	8,501,360
Marsh & McLennan Cos., Inc.	513,780	25,329,354
Principal Financial Group, Inc.	232,498	10,692,583
Unum Group	328,840	11,611,341

		98,950,107

Real Estate Investment Trusts (REITS) — 1.1%
Host Hotels & Resorts, Inc.	725,300	14,680,072

		393,546,935

Industrial — 8.8%
Aerospace & Defense — 2.7%
The Boeing Co.	50,000	6,274,500
Spirit AeroSystems Holdings, Inc. Class A (a)	478,170	13,479,612
United Technologies Corp.	163,120	19,058,941

		38,813,053

Machinery – Construction & Mining — 0.9%
Ingersoll-Rand PLC	218,410	12,501,789

Manufacturing — 5.2%
3M Co.	104,120	14,124,919
Eaton Corp. PLC	274,090	20,589,641
General Electric Co.	1,013,940	26,250,907
Illinois Tool Works, Inc.	148,650	12,089,704

		73,055,171

		124,370,013

Technology — 8.4%
Computers — 1.8%
EMC Corp.	957,380	26,241,786

Semiconductors — 5.1%
Analog Devices, Inc.	277,230	14,732,002

	Number of Shares	Value
Intel Corp.	944,760	$24,384,256
Maxim Integrated Products, Inc.	635,540	21,049,085
Xilinx, Inc.	212,230	11,517,722

		71,683,065

Software — 1.5%
Microsoft Corp.	502,370	20,592,146

		118,516,997

Utilities — 2.5%
Electric — 2.5%
Edison International	209,980	11,886,968
NextEra Energy, Inc.	82,350	7,874,307
Northeast Utilities	350,900	15,965,950

		35,727,225

TOTAL COMMON STOCK (Cost $955,587,200)		1,406,851,175

TOTAL EQUITIES (Cost $955,587,200)		1,406,851,175

TOTAL LONG-TERM INVESTMENTS (Cost $955,587,200)		1,406,851,175

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (b)	$14,985,123	14,985,123

TOTAL SHORT-TERM INVESTMENTS (Cost $14,985,123)		14,985,123

TOTAL INVESTMENTS — 100.4% (Cost $970,572,323) (c)		1,421,836,298

Other Assets/ (Liabilities) — (0.4)%		(4,975,307)

NET ASSETS — 100.0%		$1,416,860,991

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $14,985,127. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 3.500%, maturity dates ranging from 10/15/40 – 11/25/40, and an aggregate market value, including accrued interest, of $15,286,280.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.2%

COMMON STOCK — 95.2%
Basic Materials — 3.4%
Chemicals — 1.0%
BASF SE Sponsored ADR (Germany)	27,300	$3,040,674
The Dow Chemical Co.	7,427	360,878
LyondellBasell Industries NV Class A	16,145	1,435,936

		4,837,488

Iron & Steel — 1.1%
Carpenter Technology Corp.	81,400	5,375,656

Mining — 1.3%
Alcoa, Inc.	220,400	2,836,548
Cameco Corp. (a)	132,400	3,031,960

		5,868,508

		16,081,652

Communications — 6.1%
Advertising — 1.0%
Aimia, Inc.	296,500	4,766,030

Media — 0.6%
Gannett Co., Inc.	48,891	1,349,392
Pearson PLC	31,861	564,990
Reed Elsevier NV	38,316	829,148

		2,743,530

Telecommunications — 4.5%
AT&T, Inc.	99,116	3,475,998
BCE, Inc.	29,012	1,251,578
CenturyLink, Inc.	69,626	2,286,518
Cisco Systems, Inc.	189,442	4,245,395
Deutsche Telekom AG Sponsored ADR (Germany) (a)	90,998	1,475,988
Telstra Corp. Ltd. (a)	248,517	1,172,241
Verizon Communications, Inc.	79,236	3,769,256
Vodafone Group PLC Sponsored ADR (United Kingdom),	82,915	3,052,118
West Corp.	21,897	523,995

		21,253,087

		28,762,647

Consumer, Cyclical — 4.5%
Auto Manufacturers — 0.4%
Daimler AG	16,550	1,564,058
General Motors Co.	8,355	287,579

		1,851,637

Entertainment — 0.4%
National CineMedia, Inc.	44,876	673,140

	Number of Shares	Value
Regal Entertainment Group Class A (a)	55,043	$1,028,203

		1,701,343

Home Builders — 0.7%
Lennar Corp.	103,450	3,376,608

Retail — 3.0%
Cash America International, Inc. (a)	154,309	5,974,845
The Home Depot, Inc.	15,400	1,218,602
McDonald’s Corp.	22,882	2,243,122
Wal-Mart Stores, Inc.	61,600	4,708,088

		14,144,657

		21,074,245

Consumer, Non-cyclical — 26.9%
Agriculture — 4.4%
Altria Group, Inc.	47,545	1,779,609
Lorillard, Inc.	63,624	3,440,786
Philip Morris International, Inc.	190,224	15,573,639

		20,794,034

Beverages — 0.6%
The Coca-Cola Co.	69,029	2,668,661

Commercial Services — 1.7%
Donnelley (R.R.) & Sons Co.	60,904	1,090,182
MasterCard, Inc. Class A	18,000	1,344,600
Paychex, Inc.	16,217	690,844
Western Union Co. (a)	298,700	4,886,732

		8,012,358

Cosmetics & Personal Care — 1.0%
The Procter & Gamble Co.	60,412	4,869,207

Foods — 2.0%
ConAgra Foods, Inc.	94,950	2,946,298
Kraft Foods Group, Inc.	41,385	2,321,699
Sysco Corp.	18,387	664,322
Tyson Foods, Inc. Class A	75,200	3,309,552

		9,241,871

Health Care – Products — 1.7%
Boston Scientific Corp. (b)	1	10
Johnson & Johnson	78,906	7,750,937

		7,750,947

Household Products — 1.3%
Kimberly-Clark Corp.	11,688	1,288,602
Tupperware Brands Corp.	58,500	4,899,960

		6,188,562

Pharmaceuticals — 14.2%
AbbVie, Inc.	53,727	2,761,568
Actavis PLC (b)	6,800	1,399,780
Bristol-Myers Squibb Co.	21,094	1,095,833
Eli Lilly & Co.	243,552	14,335,471

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Herbalife Ltd. (a)	186,600	$10,686,582
Merck & Co., Inc.	302,193	17,155,497
Novartis AG ADR (Switzerland)	9,908	842,378
Pfizer, Inc.	534,793	17,177,551
Roche Holding AG	1,624	488,153
Sanofi	8,142	850,839

		66,793,652

		126,319,292

Energy — 13.0%
Oil & Gas — 12.8%
BP PLC Sponsored ADR (United Kingdom)	111,000	5,339,100
Chesapeake Energy Corp.	117,700	3,015,474
Chevron Corp.	50,882	6,050,378
ConocoPhillips	73,039	5,138,294
Ensco PLC Class A	307,600	16,235,128
Exxon Mobil Corp.	93,191	9,102,897
Occidental Petroleum Corp.	39,214	3,736,702
Phillips 66	14,178	1,092,557
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	81,900	5,983,614
Royal Dutch Shell PLC Class A	94,306	3,447,192
Total SA	13,006	854,233

		59,995,569

Pipelines — 0.2%
Spectra Energy Corp.	32,565	1,202,951

		61,198,520

Financial — 17.4%
Banks — 3.7%
Bank of America Corp.	641,836	11,039,579
Bank of Montreal (a)	24,705	1,655,482
National Australia Bank Ltd.	14,718	485,071
SunTrust Banks, Inc.	78,972	3,142,296
The Toronto-Dominion Bank	18,489	868,059

		17,190,487

Diversified Financial — 5.6%
BlackRock, Inc.	6,747	2,121,797
Citigroup, Inc.	191,400	9,110,640
JP Morgan Chase & Co.	251,007	15,238,635

		26,471,072

Diversified Financial Services — 1.3%
Voya Financial, Inc.	163,047	5,913,715

Insurance — 6.6%
American International Group, Inc.	151,000	7,551,510
CNO Financial Group, Inc.	1,137,100	20,581,510
XL Group PLC	84,566	2,642,687

		30,775,707

	Number of Shares	Value
Investment Companies — 0.1%
New Mountain Finance Corp.	43,277	$629,680

Real Estate Investment Trusts (REITS) — 0.1%
OMEGA Healthcare Investors, Inc.	17,242	577,952

		81,558,613

Industrial — 7.4%
Aerospace & Defense — 2.2%
Lockheed Martin Corp.	19,123	3,121,639
Northrop Grumman Corp.	59,200	7,304,096

		10,425,735

Electronics — 0.6%
TE Connectivity Ltd.	49,100	2,956,311

Engineering & Construction — 1.4%
Fluor Corp.	39,600	3,078,108
KBR, Inc.	133,000	3,548,440

		6,626,548

Environmental Controls — 0.2%
Waste Management, Inc.	20,861	877,622

Machinery – Diversified — 0.3%
Flowserve Corp.	20,400	1,598,136

Manufacturing — 1.6%
Eaton Corp. PLC	22,976	1,725,957
General Electric Co.	94,419	2,444,508
Honeywell International, Inc.	18,648	1,729,788
Leggett & Platt, Inc.	42,809	1,397,286

		7,297,539

Packaging & Containers — 0.6%
Packaging Corporation of America	37,447	2,635,145

Transportation — 0.4%
FedEx Corp.	15,400	2,041,424

Trucking & Leasing — 0.1%
Fly Leasing Ltd. ADR (Bermuda)	35,272	529,080

		34,987,540

Technology — 10.1%
Computers — 2.1%
Apple, Inc.	874	469,111
Hewlett-Packard Co.	282,600	9,144,936
Seagate Technology PLC	8,489	476,742

		10,090,789

Semiconductors — 1.4%
Analog Devices, Inc.	12,945	687,898
Intel Corp.	118,288	3,053,013
Maxim Integrated Products, Inc.	8,785	290,959
Microchip Technology, Inc. (a)	48,137	2,299,023

		6,330,893

Software — 6.6%
CA, Inc.	415,756	12,875,963
Microsoft Corp.	404,111	16,564,510

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oracle Corp.	39,800	$1,628,218

		31,068,691

		47,490,373

Utilities — 6.4%
Electric — 6.2%
Ameren Corp.	24,000	988,800
American Electric Power Co., Inc.	36,989	1,873,863
Dominion Resources, Inc.	16,256	1,154,014
Duke Energy Corp.	22,137	1,576,597
Entergy Corp.	95,700	6,397,545
Exelon Corp.	300,300	10,078,068
National Grid PLC	47,930	658,279
NextEra Energy, Inc.	15,700	1,501,234
PG&E Corp.	30,846	1,332,547
PPL Corp.	40,025	1,326,429
Public Service Enterprise Group, Inc.	16,910	644,947
SCANA Corp.	8,168	419,182
Terna Rete Elettrica Nazionale SpA	197,866	1,060,336

		29,011,841

Gas — 0.2%
Sempra Energy	13,071	1,264,750

		30,276,591

TOTAL COMMON STOCK (Cost $369,885,977)		447,749,473

TOTAL EQUITIES (Cost $369,885,977)		447,749,473

MUTUAL FUNDS — 4.6%
Diversified Financial — 4.6%
State Street Navigator Securities Lending Prime Portfolio (c)	21,489,005	21,489,005

TOTAL MUTUAL FUNDS (Cost $21,489,005)		21,489,005

STRUCTURED NOTES — 2.5%
Diversified Financial — 2.5%
Financial — 2.5%
Deutsche Bank AG Equity Linked Note (d)	5,850	3,155,121
Deutsche Bank AG Equity Linked Note (d)	33,180	1,559,858
The Goldman Sachs Group, Inc. Equity Linked Note (d)	14,900	744,583
The Goldman Sachs Group, Inc. Equity Linked Note (d)	2,940	1,583,655

	Number of Shares	Value
The Goldman Sachs Group, Inc. Equity Linked Note (d)	164,500	$2,621,637
The Goldman Sachs Group, Inc. Equity Linked Note (d)	16,480	1,089,163
JP Morgan Chase & Co. Equity Linked Note (d)	9,930	702,448

		11,456,465

TOTAL STRUCTURED NOTES (Cost $11,305,862)		11,456,465

TOTAL LONG-TERM INVESTMENTS (Cost $402,680,844)		480,694,943

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (e)	$12,388,541	12,388,541

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	113,437	113,437

TOTAL SHORT-TERM INVESTMENTS (Cost $12,501,978)		12,501,978

TOTAL INVESTMENTS — 104.9% (Cost $415,182,822) (f)		493,196,921

Other Assets/ (Liabilities) — (4.9)%		(22,972,231)

NET ASSETS — 100.0%		$470,224,690

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $20,967,712 or 4.46% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $11,456,465 or 2.44% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)	Maturity value of $12,388,544. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $12,641,614.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Basic Materials — 3.3%
Chemicals — 2.6%
Air Products & Chemicals, Inc.	39,254	$4,672,796
Airgas, Inc.	12,730	1,355,872
CF Industries Holdings, Inc.	10,298	2,684,071
The Dow Chemical Co.	227,192	11,039,259
E.I. du Pont de Nemours & Co.	173,232	11,623,867
Eastman Chemical Co.	28,018	2,415,432
Ecolab, Inc.	50,531	5,456,843
FMC Corp.	24,629	1,885,596
International Flavors & Fragrances, Inc.	15,436	1,476,762
LyondellBasell Industries NV Class A	80,672	7,174,968
Monsanto Co.	98,042	11,154,238
The Mosaic Co.	63,864	3,193,200
PPG Industries, Inc.	25,820	4,995,137
Praxair, Inc.	54,814	7,178,990
The Sherwin-Williams Co.	15,851	3,124,708
Sigma-Aldrich Corp.	21,873	2,042,501

		81,474,240

Forest Products & Paper — 0.1%
International Paper Co.	82,007	3,762,481
MeadWestvaco Corp.	33,447	1,258,945

		5,021,426

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	20,642	777,791
Cliffs Natural Resources, Inc.	29,004	593,422
Nucor Corp.	59,319	2,997,982
United States Steel Corp.	27,752	766,233

		5,135,428

Mining — 0.4%
Alcoa, Inc.	197,979	2,547,990
Freeport-McMoRan Copper & Gold, Inc.	192,688	6,372,192
Newmont Mining Corp.	94,013	2,203,664
Vulcan Materials Co.	24,235	1,610,416

		12,734,262

		104,365,356

Communications — 12.6%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	78,734	1,349,501
Omnicom Group, Inc.	48,110	3,492,786

		4,842,287

	Number of Shares	Value
Internet — 4.6%
Akamai Technologies, Inc. (a)	33,031	$1,922,735
Amazon.com, Inc. (a)	69,409	23,357,517
eBay, Inc. (a)	218,020	12,043,425
Expedia, Inc.	19,443	1,409,617
F5 Networks, Inc. (a)	14,151	1,508,921
Facebook, Inc. Class A (a)	318,805	19,204,813
Google, Inc. Class A (a)	52,683	58,715,730
Netflix, Inc. (a)	11,214	3,947,664
Priceline.com, Inc. (a)	9,715	11,579,211
Symantec Corp.	129,086	2,577,847
TripAdvisor, Inc. (a)	20,837	1,887,624
VeriSign, Inc. (a)	23,027	1,241,386
Yahoo!, Inc. (a)	174,272	6,256,365

		145,652,855

Media — 3.5%
Cablevision Systems Corp. Class A	38,007	641,178
CBS Corp. Class B	102,988	6,364,658
Comcast Corp. Class A	486,487	24,334,080
DIRECTV (a)	88,472	6,761,030
Discovery Communications, Inc. Series A (a)	41,487	3,430,975
Gannett Co., Inc.	41,332	1,140,763
Graham Holdings Co. Class B	806	567,223
The McGraw Hill Financial, Inc.	50,583	3,859,483
News Corp. Class A (a)	94,804	1,632,525
Nielsen Holdings NV	52,660	2,350,216
Scripps Networks Interactive Class A	20,719	1,572,779
Time Warner Cable, Inc.	51,768	7,101,534
Time Warner, Inc.	166,640	10,886,591
Twenty-First Century Fox Class A	362,237	11,580,717
Viacom, Inc. Class B	74,377	6,321,301
The Walt Disney Co.	303,793	24,324,706

		112,869,759

Telecommunications — 4.4%
AT&T, Inc.	971,941	34,085,971
CenturyLink, Inc.	107,542	3,531,679
Cisco Systems, Inc.	961,284	21,542,374
Corning, Inc.	259,605	5,404,976
Crown Castle International Corp.	61,950	4,570,671
Frontier Communications Corp.	187,404	1,068,203
Harris Corp.	19,785	1,447,471
Juniper Networks, Inc. (a)	93,271	2,402,661
Knowles Corp. (a)	1	16
Motorola Solutions, Inc.	41,658	2,678,193
QUALCOMM, Inc.	315,583	24,886,875
Verizon Communications, Inc.	772,981	36,770,706
Windstream Corp.	106,958	881,334

		139,271,130

		402,636,031

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 9.3%
Airlines — 0.3%
Delta Air Lines, Inc.	159,720	$5,534,298
Southwest Airlines Co.	129,680	3,061,745

		8,596,043

Apparel — 0.5%
Nike, Inc. Class B	139,202	10,281,460
Ralph Lauren Corp.	10,964	1,764,437
VF Corp.	65,656	4,062,793

		16,108,690

Auto Manufacturers — 0.8%
Ford Motor Co.	735,280	11,470,368
General Motors Co.	243,282	8,373,766
Paccar, Inc.	66,345	4,474,307

		24,318,441

Automotive & Parts — 0.4%
BorgWarner, Inc.	43,050	2,646,283
Delphi Automotive PLC	52,117	3,536,660
The Goodyear Tire & Rubber Co.	46,505	1,215,176
Johnson Controls, Inc.	123,660	5,851,591

		13,249,710

Distribution & Wholesale — 0.3%
Fastenal Co.	50,296	2,480,599
Fossil Group, Inc. (a)	9,074	1,058,119
Genuine Parts Co.	28,880	2,508,228
W.W. Grainger, Inc.	11,316	2,859,100

		8,906,046

Entertainment — 0.0%
International Game Technology	47,070	661,804

Home Builders — 0.1%
D.R. Horton, Inc.	53,096	1,149,528
Lennar Corp. Class A	32,438	1,285,194
PulteGroup, Inc.	63,703	1,222,461

		3,657,183

Home Furnishing — 0.1%
Harman International Industries, Inc.	12,569	1,337,342
Whirlpool Corp.	14,292	2,136,082

		3,473,424

Housewares — 0.0%
Newell Rubbermaid, Inc.	51,917	1,552,318

Leisure Time — 0.2%
Carnival Corp.	82,005	3,104,709
Harley-Davidson, Inc.	40,459	2,694,974

		5,799,683

Lodging — 0.3%
Marriott International, Inc. Class A	40,876	2,289,874
Starwood Hotels & Resorts Worldwide, Inc.	36,125	2,875,550

	Number of Shares	Value
Wyndham Worldwide Corp.	23,535	$1,723,468
Wynn Resorts Ltd.	15,176	3,371,348

		10,260,240

Retail — 6.1%
AutoNation, Inc. (a)	11,613	618,160
AutoZone, Inc. (a)	6,301	3,384,267
Bed Bath & Beyond, Inc. (a)	39,476	2,715,949
Best Buy Co., Inc.	50,881	1,343,767
CarMax, Inc. (a)	40,861	1,912,295
Chipotle Mexican Grill, Inc. (a)	5,775	3,280,489
Coach, Inc.	52,161	2,590,315
Costco Wholesale Corp.	82,114	9,170,492
CVS Caremark Corp.	220,387	16,498,171
Darden Restaurants, Inc.	24,949	1,266,411
Dollar General Corp. (a)	54,355	3,015,615
Dollar Tree, Inc. (a)	39,390	2,055,370
Family Dollar Stores, Inc.	17,222	999,048
GameStop Corp. Class A	20,885	858,374
The Gap, Inc.	49,765	1,993,586
The Home Depot, Inc.	263,015	20,812,377
Kohl’s Corp.	37,939	2,154,935
L Brands, Inc.	45,875	2,604,324
Lowe’s Cos., Inc.	195,703	9,569,877
Macy’s, Inc.	69,215	4,103,757
McDonald’s Corp.	184,948	18,130,453
Michael Kors Holdings Ltd. (a)	33,809	3,153,365
Nordstrom, Inc.	26,825	1,675,221
O’Reilly Automotive, Inc. (a)	19,952	2,960,677
PetSmart, Inc.	19,720	1,358,511
PVH Corp.	15,213	1,898,126
Ross Stores, Inc.	39,676	2,838,818
Staples, Inc.	119,809	1,358,634
Starbucks Corp.	141,455	10,379,968
Target Corp.	118,211	7,152,948
Tiffany & Co.	20,156	1,736,439
The TJX Cos., Inc.	132,534	8,038,187
Tractor Supply Co.	25,819	1,823,596
Urban Outfitters, Inc. (a)	20,537	748,984
Wal-Mart Stores, Inc.	302,399	23,112,356
Walgreen Co.	163,378	10,787,849
Yum! Brands, Inc.	82,975	6,255,485

		194,357,196

Textiles — 0.1%
Cintas Corp.	18,849	1,123,589
Mohawk Industries, Inc. (a)	11,403	1,550,580

		2,674,169

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	21,165	1,177,197
Mattel, Inc.	64,154	2,573,217

		3,750,414

		297,365,361

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 22.3%
Agriculture — 1.6%
Altria Group, Inc.	371,860	$13,918,720
Archer-Daniels-Midland Co.	123,141	5,343,088
Lorillard, Inc.	68,202	3,688,364
Philip Morris International, Inc.	295,747	24,212,807
Reynolds American, Inc.	57,551	3,074,374

		50,237,353

Beverages — 2.1%
Brown-Forman Corp. Class B	30,411	2,727,562
The Coca-Cola Co.	707,767	27,362,272
Coca-Cola Enterprises, Inc.	43,868	2,095,136
Constellation Brands, Inc. Class A (a)	31,441	2,671,542
Dr. Pepper Snapple Group, Inc.	36,824	2,005,435
Keurig Green Mountain, Inc.	24,091	2,543,769
Molson Coors Brewing Co. Class B	29,583	1,741,255
Monster Beverage Corp. (a)	25,457	1,767,989
PepsiCo, Inc.	283,918	23,707,153

		66,622,113

Biotechnology — 1.7%
Alexion Pharmaceuticals, Inc. (a)	37,055	5,637,177
Amgen, Inc.	140,944	17,384,033
Biogen Idec, Inc. (a)	44,122	13,495,596
Celgene Corp. (a)	75,788	10,580,005
Regeneron Pharmaceuticals, Inc. (a)	14,585	4,379,584
Vertex Pharmaceuticals, Inc. (a)	43,625	3,085,160

		54,561,555

Commercial Services — 2.1%
The ADT Corp.	33,561	1,005,152
Alliance Data Systems Corp. (a)	9,909	2,699,707
Automatic Data Processing, Inc.	89,572	6,920,333
Equifax, Inc.	22,242	1,513,123
H&R Block, Inc.	51,374	1,550,981
Iron Mountain, Inc.	31,455	867,215
MasterCard, Inc. Class A	190,427	14,224,897
McKesson Corp.	42,911	7,576,795
Moody’s Corp.	35,008	2,776,835
Paychex, Inc.	60,327	2,569,930
Quanta Services, Inc. (a)	40,357	1,489,173
Robert Half International, Inc.	26,108	1,095,231
Total System Services, Inc.	31,281	951,255
Visa, Inc. Class A	94,564	20,412,585
Western Union Co.	104,317	1,706,626

		67,359,838

Cosmetics & Personal Care — 1.8%
Avon Products, Inc.	83,208	1,218,165
Colgate-Palmolive Co.	162,551	10,544,683
The Estee Lauder Cos., Inc. Class A	47,645	3,186,498
The Procter & Gamble Co.	505,567	40,748,700

		55,698,046

	Number of Shares	Value
Foods — 1.7%
Campbell Soup Co.	33,953	$1,523,811
ConAgra Foods, Inc.	77,638	2,409,107
General Mills, Inc.	116,154	6,019,100
The Hershey Co.	28,144	2,938,234
Hormel Foods Corp.	24,731	1,218,496
The J.M. Smucker Co.	19,394	1,885,873
Kellogg Co.	48,231	3,024,566
Kraft Foods Group, Inc.	110,686	6,209,485
The Kroger Co.	96,499	4,212,181
McCormick & Co., Inc.	24,945	1,789,554
Mondelez International, Inc. Class A	317,184	10,958,707
Safeway, Inc.	42,780	1,580,293
Sysco Corp.	109,245	3,947,022
Tyson Foods, Inc. Class A	49,488	2,177,967
Whole Foods Market, Inc.	69,919	3,545,592

		53,439,988

Health Care – Products — 3.3%
Baxter International, Inc.	101,704	7,483,380
Becton, Dickinson & Co.	35,834	4,195,445
Boston Scientific Corp. (a)	249,422	3,372,186
C.R. Bard, Inc.	14,390	2,129,432
CareFusion Corp. (a)	38,930	1,565,765
Covidien PLC	84,015	6,188,545
Edwards Lifesciences Corp. (a)	20,401	1,513,142
Intuitive Surgical, Inc. (a)	7,168	3,139,512
Johnson & Johnson	527,891	51,854,733
Medtronic, Inc.	187,197	11,520,103
St. Jude Medical, Inc.	52,803	3,452,788
Stryker Corp.	54,975	4,478,813
Varian Medical Systems, Inc. (a)	19,225	1,614,708
Zimmer Holdings, Inc.	31,376	2,967,542

		105,476,094

Health Care – Services — 1.5%
Aetna, Inc.	67,383	5,051,704
Cigna Corp.	50,620	4,238,413
DaVita HealthCare Partners, Inc. (a)	33,517	2,307,645
Humana, Inc.	28,495	3,211,956
Laboratory Corporation of America Holdings (a)	15,727	1,544,549
Quest Diagnostics, Inc.	27,332	1,583,069
Tenet Healthcare Corp. (a)	18,773	803,672
Thermo Fisher Scientific, Inc.	73,306	8,814,313
UnitedHealth Group, Inc.	184,497	15,126,909
WellPoint, Inc.	52,612	5,237,525

		47,919,755

Household Products — 0.4%
Avery Dennison Corp.	17,430	883,178
Beam, Inc.	31,049	2,586,382
The Clorox Co.	24,670	2,171,207
Kimberly-Clark Corp.	71,016	7,829,514

		13,470,281

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 6.1%
Abbott Laboratories	288,231	$11,099,776
AbbVie, Inc.	295,751	15,201,601
Actavis PLC (a)	32,459	6,681,685
Allergan, Inc.	55,873	6,933,839
AmerisourceBergen Corp.	43,190	2,832,832
Bristol-Myers Squibb Co.	307,346	15,966,625
Cardinal Health, Inc.	64,288	4,498,874
DENTSPLY International, Inc.	25,795	1,187,602
Eli Lilly & Co.	183,395	10,794,630
Express Scripts Holding Co. (a)	144,719	10,866,950
Forest Laboratories, Inc. (a)	44,742	4,128,344
Gilead Sciences, Inc. (a)	287,105	20,344,260
Hospira, Inc. (a)	31,620	1,367,565
Mead Johnson Nutrition Co.	37,740	3,137,704
Merck & Co., Inc.	548,719	31,150,778
Mylan, Inc. (a)	69,323	3,385,042
Patterson Cos., Inc.	16,197	676,387
Perrigo Co. PLC	25,153	3,890,163
Pfizer, Inc.	1,191,035	38,256,044
Zoetis, Inc.	92,646	2,681,175

		195,081,876

		709,866,899

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	59,584	1,668,352

Energy — 10.0%
Coal — 0.1%
CONSOL Energy, Inc.	43,178	1,724,961
Peabody Energy Corp.	50,659	827,768

		2,552,729

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	13,665	953,680

Oil & Gas — 7.7%
Anadarko Petroleum Corp.	94,277	7,990,919
Apache Corp.	73,818	6,123,203
Cabot Oil & Gas Corp.	78,898	2,673,064
Chesapeake Energy Corp.	93,692	2,400,389
Chevron Corp.	356,353	42,373,935
ConocoPhillips	228,946	16,106,351
Denbury Resources, Inc.	67,344	1,104,442
Devon Energy Corp.	71,115	4,759,727
Diamond Offshore Drilling, Inc.	12,391	604,185
Ensco PLC Class A	43,395	2,290,388
EOG Resources, Inc.	50,851	9,975,441
EQT Corp.	28,327	2,746,869
Exxon Mobil Corp.	806,536	78,782,436
Helmerich & Payne, Inc.	20,312	2,184,759
Hess Corp.	50,961	4,223,648
Marathon Oil Corp.	130,013	4,618,062
Marathon Petroleum Corp.	54,838	4,773,100

	Number of Shares	Value
Murphy Oil Corp.	31,910	$2,005,863
Nabors Industries Ltd.	47,243	1,164,540
Newfield Exploration Co. (a)	25,440	797,798
Noble Corp. PLC	48,284	1,580,818
Noble Energy, Inc.	66,936	4,755,133
Occidental Petroleum Corp.	148,359	14,137,129
Phillips 66	109,675	8,451,555
Pioneer Natural Resources Co.	26,783	5,012,171
QEP Resources, Inc.	34,619	1,019,183
Range Resources Corp.	30,699	2,547,096
Rowan Cos. PLC Class A (a)	23,951	806,670
Southwestern Energy Co. (a)	66,058	3,039,329
Tesoro Corp.	24,189	1,223,722
Valero Energy Corp.	99,175	5,266,192

		245,538,117

Oil & Gas Services — 1.7%
Baker Hughes, Inc.	81,748	5,315,255
Cameron International Corp. (a)	40,303	2,489,516
FMC Technologies, Inc. (a)	43,281	2,263,164
Halliburton Co.	159,184	9,374,346
National Oilwell Varco, Inc.	79,515	6,191,833
Schlumberger Ltd.	243,658	23,756,655
Transocean Ltd.	63,400	2,620,956

		52,011,725

Pipelines — 0.5%
Kinder Morgan, Inc.	123,939	4,026,778
ONEOK, Inc.	39,251	2,325,622
Spectra Energy Corp.	124,916	4,614,397
The Williams Cos., Inc.	127,161	5,160,193

		16,126,990

		317,183,241

Financial — 15.7%
Banks — 4.8%
Bank of America Corp.	1,972,275	33,923,130
Bank of New York Mellon Corp.	211,846	7,476,045
BB&T Corp.	133,160	5,349,037
Capital One Financial Corp.	106,708	8,233,589
Comerica, Inc.	33,393	1,729,757
Fifth Third Bancorp	158,688	3,641,890
Huntington Bancshares, Inc.	158,945	1,584,682
KeyCorp	165,197	2,352,405
M&T Bank Corp.	24,420	2,962,146
Northern Trust Corp.	40,406	2,649,017
PNC Financial Services Group, Inc.	99,622	8,667,114
Regions Financial Corp.	264,305	2,936,429
State Street Corp.	80,516	5,599,888
SunTrust Banks, Inc.	99,500	3,959,105
U.S. Bancorp	340,479	14,592,930
Wells Fargo & Co.	893,945	44,464,824
Zions Bancorp	34,468	1,067,819

		151,189,807

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 4.8%
American Express Co.	170,461	$15,346,604
Ameriprise Financial, Inc.	35,584	3,916,731
BlackRock, Inc.	23,514	7,394,683
The Charles Schwab Corp.	219,148	5,989,315
Citigroup, Inc.	566,655	26,972,778
CME Group, Inc.	58,826	4,353,712
Discover Financial Services	87,229	5,075,855
E*TRADE Financial Corp. (a)	55,081	1,267,965
Franklin Resources, Inc.	74,734	4,049,088
The Goldman Sachs Group, Inc.	78,737	12,901,057
IntercontinentalExchange, Inc.	21,435	4,240,486
Invesco Ltd.	80,800	2,989,600
JP Morgan Chase & Co.	706,760	42,907,400
Legg Mason, Inc.	19,116	937,449
Morgan Stanley	261,768	8,159,309
The NASDAQ OMX Group, Inc.	21,833	806,511
SLM Corp.	80,240	1,964,275
T. Rowe Price Group, Inc.	48,670	4,007,974

		153,280,792

Insurance — 4.1%
ACE Ltd.	62,507	6,191,943
Aflac, Inc.	84,788	5,345,036
The Allstate Corp.	83,276	4,711,756
American International Group, Inc.	273,705	13,687,987
Aon PLC	55,807	4,703,414
Assurant, Inc.	13,750	893,200
Berkshire Hathaway, Inc. Class B (a)	335,925	41,980,547
The Chubb Corp.	45,594	4,071,544
Cincinnati Financial Corp.	28,156	1,370,071
Genworth Financial, Inc. Class A (a)	93,218	1,652,755
The Hartford Financial Services Group, Inc.	82,292	2,902,439
Lincoln National Corp.	49,748	2,520,731
Loews Corp.	57,681	2,540,848
Marsh & McLennan Cos., Inc.	102,622	5,059,265
MetLife, Inc.	210,121	11,094,389
Principal Financial Group, Inc.	51,461	2,366,691
The Progressive Corp.	100,799	2,441,352
Prudential Financial, Inc.	86,790	7,346,774
Torchmark Corp.	16,847	1,325,859
The Travelers Cos., Inc.	65,589	5,581,624
Unum Group	47,513	1,677,684
XL Group PLC	51,088	1,596,500

		131,062,409

Real Estate — 0.0%
CBRE Group, Inc. (a)	53,061	1,455,463

Real Estate Investment Trusts (REITS) — 1.9%
American Tower Corp.	73,589	6,024,731
Apartment Investment & Management Co. Class A	27,928	843,984

	Number of Shares	Value
AvalonBay Communities, Inc.	22,828	$2,997,773
Boston Properties, Inc.	28,782	3,296,402
Equity Residential	62,444	3,621,128
General Growth Properties, Inc.	96,701	2,127,422
HCP, Inc.	85,911	3,332,488
Health Care REIT, Inc.	54,342	3,238,783
Host Hotels & Resorts, Inc.	142,400	2,882,176
Kimco Realty Corp.	74,844	1,637,587
The Macerich Co.	26,244	1,635,789
Plum Creek Timber Co., Inc.	33,783	1,420,237
Prologis, Inc.	93,749	3,827,772
Public Storage	26,900	4,532,381
Simon Property Group, Inc.	58,534	9,599,576
Ventas, Inc.	54,683	3,312,149
Vornado Realty Trust	32,794	3,232,177
Weyerhaeuser Co.	109,368	3,209,951

		60,772,506

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	85,530	840,760
People’s United Financial, Inc.	57,890	860,824

		1,701,584

		499,462,561

Industrial — 10.2%
Aerospace & Defense — 2.0%
The Boeing Co.	127,625	16,015,661
General Dynamics Corp.	60,618	6,602,513
L-3 Communications Holdings, Inc.	16,207	1,914,857
Lockheed Martin Corp.	50,378	8,223,705
Northrop Grumman Corp.	40,344	4,977,643
Raytheon Co.	58,618	5,790,872
Rockwell Collins, Inc.	25,421	2,025,291
United Technologies Corp.	156,937	18,336,519

		63,887,061

Building Materials — 0.1%
Masco Corp.	66,653	1,480,363

Electrical Components & Equipment — 0.4%
AMETEK, Inc.	46,395	2,388,878
Emerson Electric Co.	130,666	8,728,489

		11,117,367

Electronics — 0.5%
Agilent Technologies, Inc.	61,777	3,454,570
Allegion PLC	16,346	852,771
Amphenol Corp. Class A	29,643	2,716,781
FLIR Systems, Inc.	26,708	961,488
Garmin Ltd.	22,313	1,233,016
Jabil Circuit, Inc.	36,678	660,204
PerkinElmer, Inc.	20,397	919,089
TE Connectivity Ltd.	76,846	4,626,897
Waters Corp. (a)	16,085	1,743,775

		17,168,591

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.1%
Fluor Corp.	29,837	$2,319,230
Jacobs Engineering Group, Inc. (a)	24,866	1,578,991

		3,898,221

Environmental Controls — 0.2%
Republic Services, Inc.	51,299	1,752,374
Stericycle, Inc. (a)	15,620	1,774,744
Waste Management, Inc.	79,892	3,361,057

		6,888,175

Hand & Machine Tools — 0.1%
Snap-on, Inc.	11,068	1,255,997
Stanley Black & Decker, Inc.	29,274	2,378,220

		3,634,217

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	119,075	11,832,483
Ingersoll-Rand PLC	47,748	2,733,095
Joy Global, Inc.	18,848	1,093,184

		15,658,762

Machinery – Diversified — 0.6%
Cummins, Inc.	32,619	4,859,905
Deere & Co.	68,920	6,257,936
Flowserve Corp.	25,967	2,034,255
Rockwell Automation, Inc.	25,826	3,216,628
Roper Industries, Inc.	18,656	2,490,763
Xylem, Inc.	34,800	1,267,416

		20,126,903

Manufacturing — 3.7%
3M Co.	117,509	15,941,271
Danaher Corp.	111,665	8,374,875
Dover Corp.	32,041	2,619,352
Eaton Corp. PLC	88,992	6,685,079
General Electric Co.	1,872,550	48,480,319
Honeywell International, Inc.	145,974	13,540,548
Illinois Tool Works, Inc.	72,740	5,915,944
Leggett & Platt, Inc.	25,868	844,332
Pall Corp.	20,689	1,851,045
Parker Hannifin Corp.	27,849	3,333,804
Pentair Ltd.	36,815	2,920,902
Textron, Inc.	53,235	2,091,603
Tyco International Ltd.	86,398	3,663,275

		116,262,349

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	27,082	6,845,246

Packaging & Containers — 0.1%
Ball Corp.	25,949	1,422,265
Bemis Co., Inc.	18,763	736,260
Owens-Illinois, Inc. (a)	31,740	1,073,764
Sealed Air Corp.	37,648	1,237,490

		4,469,779

	Number of Shares	Value
Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	27,969	$1,465,296
CSX Corp.	187,549	5,433,295
Expeditors International of Washington, Inc.	37,067	1,468,965
FedEx Corp.	51,842	6,872,175
Kansas City Southern	20,765	2,119,276
Norfolk Southern Corp.	57,729	5,609,527
Ryder System, Inc.	10,056	803,675
Union Pacific Corp.	84,913	15,934,774
United Parcel Service, Inc. Class B	132,713	12,923,592

		52,630,575

		324,067,609

Technology — 11.4%
Computers — 5.6%
Accenture PLC Class A	118,863	9,475,758
Apple, Inc.	166,460	89,345,740
Cognizant Technology Solutions Corp. Class A (a)	112,774	5,707,492
Computer Sciences Corp.	27,112	1,648,952
EMC Corp.	377,478	10,346,672
Hewlett-Packard Co.	353,437	11,437,221
International Business Machines Corp.	182,698	35,167,538
NetApp, Inc.	61,546	2,271,047
SanDisk Corp.	42,240	3,429,466
Seagate Technology PLC	61,930	3,477,989
Teradata Corp. (a)	29,485	1,450,367
Western Digital Corp.	39,191	3,598,518

		177,356,760

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	38,952	1,012,363
Xerox Corp.	207,411	2,343,744

		3,356,107

Semiconductors — 2.0%
Altera Corp.	59,971	2,173,349
Analog Devices, Inc.	58,681	3,118,308
Applied Materials, Inc.	225,133	4,597,216
Broadcom Corp. Class A	102,544	3,228,085
Intel Corp.	927,573	23,940,659
KLA-Tencor Corp.	30,894	2,136,011
Lam Research Corp. (a)	30,256	1,664,080
Linear Technology Corp.	43,955	2,140,169
LSI Corp.	105,726	1,170,387
Microchip Technology, Inc.	36,864	1,760,625
Micron Technology, Inc. (a)	197,815	4,680,303
NVIDIA Corp.	102,960	1,844,014
Texas Instruments, Inc.	203,050	9,573,807
Xilinx, Inc.	49,380	2,679,853

		64,706,866

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 3.7%
Adobe Systems, Inc. (a)	87,004	$5,719,643
Autodesk, Inc. (a)	43,096	2,119,461
CA, Inc.	59,759	1,850,736
Cerner Corp. (a)	55,208	3,105,450
Citrix Systems, Inc. (a)	33,768	1,939,296
The Dun & Bradstreet Corp.	6,948	690,284
Electronic Arts, Inc. (a)	57,527	1,668,858
Fidelity National Information Services, Inc.	54,860	2,932,267
Fiserv, Inc. (a)	48,116	2,727,696
Intuit, Inc.	52,436	4,075,850
Microsoft Corp.	1,409,671	57,782,415
Oracle Corp.	646,225	26,437,065
Red Hat, Inc. (a)	35,526	1,882,168
Salesforce.com, Inc. (a)	104,669	5,975,553

		118,906,742

		364,326,475

Utilities — 3.0%
Electric — 2.8%
The AES Corp.	122,190	1,744,873
Ameren Corp.	45,510	1,875,012
American Electric Power Co., Inc.	91,060	4,613,100
CenterPoint Energy, Inc.	80,607	1,909,580
CMS Energy Corp.	49,959	1,462,799
Consolidated Edison, Inc.	54,764	2,938,089
Dominion Resources, Inc.	108,447	7,698,652
DTE Energy Co.	33,049	2,455,210
Duke Energy Corp.	131,973	9,399,117
Edison International	60,311	3,414,206
Entergy Corp.	32,601	2,179,377
Exelon Corp.	159,518	5,353,424
FirstEnergy Corp.	77,458	2,635,896
Integrys Energy Group, Inc.	15,359	916,164
NextEra Energy, Inc.	81,113	7,756,025
Northeast Utilities	59,076	2,687,958
NRG Energy, Inc.	60,953	1,938,305
Pepco Holdings, Inc.	45,347	928,707
PG&E Corp.	85,750	3,704,400
Pinnacle West Capital Corp.	21,153	1,156,223
PPL Corp.	117,772	3,902,964
Public Service Enterprise Group, Inc.	94,590	3,607,663
SCANA Corp.	27,046	1,388,001
The Southern Co.	166,236	7,304,410
TECO Energy, Inc.	38,330	657,359
Wisconsin Energy Corp.	41,708	1,941,507
Xcel Energy, Inc.	93,606	2,841,878

		88,410,899

Gas — 0.2%
AGL Resources, Inc.	22,309	1,092,249
NiSource, Inc.	58,705	2,085,789
Sempra Energy	41,902	4,054,437

		7,232,475

		95,643,374

		Value
TOTAL COMMON STOCK (Cost $1,936,041,854)		$3,116,585,259

TOTAL EQUITIES (Cost $1,936,041,854)		3,116,585,259

TOTAL LONG-TERM INVESTMENTS (Cost $1,936,041,854)		3,116,585,259

	Principal Amount

SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (b)	$64,185,132	64,185,132

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	10,057	10,057

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (c) 0.000% 4/10/14	4,765,000	4,764,940
U.S. Treasury Bill (c) 0.000% 4/10/14	20,000	20,000
U.S. Treasury Bill (c) 0.000% 4/10/14	290,000	289,996
U.S. Treasury Bill (c) 0.000% 4/10/14	50,000	49,999
U.S. Treasury Bill (c) 0.000% 4/10/14	35,000	34,999

		5,159,934

TOTAL SHORT-TERM INVESTMENTS (Cost $69,355,123)		69,355,123

TOTAL INVESTMENTS — 100.1% (Cost $2,005,396,977) (d)		3,185,940,382

Other Assets/ (Liabilities) — (0.1)%		(2,321,492)

NET ASSETS — 100.0%		$3,183,618,890

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $64,185,150. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates of 10/15/40, and an aggregate market value, including accrued interest, of $65,471,249.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Focused Value Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.5%

COMMON STOCK — 93.5%
Consumer, Cyclical — 27.4%
Apparel — 3.8%
Ralph Lauren Corp.	205,000	$32,990,650

Auto Manufacturers — 5.5%
General Motors Co.	1,378,000	47,430,760

Entertainment — 4.8%
Gaming and Leisure Properties, Inc.	887,244	32,348,916
Penn National Gaming, Inc. (a)	742,000	9,141,440

		41,490,356

Lodging — 3.0%
Starwood Hotels & Resorts Worldwide, Inc.	320,000	25,472,000

Retail — 10.3%
CarMax, Inc. (a)	435,000	20,358,000
Family Dollar Stores, Inc.	670,000	38,866,700
Tiffany & Co.	350,000	30,152,500

		89,377,200

		236,760,966

Consumer, Non-cyclical — 3.8%
Commercial Services — 3.8%
Visa, Inc. Class A	154,000	33,242,440

Energy — 8.4%
Oil & Gas Services — 8.4%
Dresser-Rand Group, Inc. (a)	500,500	29,234,205
National Oilwell Varco, Inc.	560,000	43,607,200

		72,841,405

Financial — 32.6%
Banks — 6.9%
Wells Fargo & Co.	1,194,800	59,429,352

Diversified Financial — 13.4%
BlackRock, Inc.	71,500	22,485,320
Franklin Resources, Inc.	846,000	45,836,280
JP Morgan Chase & Co.	779,000	47,293,090

		115,614,690

Insurance — 8.9%
American International Group, Inc.	964,000	48,209,640
Aon PLC	340,500	28,697,340

		76,906,980

Real Estate — 3.4%
CBRE Group, Inc. (a)	1,091,000	29,926,130

		281,877,152

Technology — 21.3%
Computers — 4.7%
Apple, Inc.	75,000	40,255,500

	Number of Shares	Value
Semiconductors — 11.6%
Applied Materials, Inc.	2,492,000	$50,886,640
Intel Corp.	1,918,000	49,503,580

		100,390,220

Software — 5.0%
Oracle Corp.	1,055,000	43,160,050

		183,805,770

TOTAL COMMON STOCK (Cost $594,462,920)		808,527,733

TOTAL EQUITIES (Cost $594,462,920)		808,527,733

TOTAL LONG-TERM INVESTMENTS (Cost $594,462,920)		808,527,733

	Principal Amount
SHORT-TERM INVESTMENTS — 7.0%
Repurchase Agreement — 7.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (b)	$60,723,074	60,723,074

TOTAL SHORT-TERM INVESTMENTS (Cost $60,723,074)		60,723,074

TOTAL INVESTMENTS — 100.5% (Cost $655,185,994) (c)		869,250,807

Other Assets/ (Liabilities) — (0.5)%		(4,229,895)

NET ASSETS — 100.0%		$865,020,912

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $60,723,090. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates ranging from 9/15/40 – 10/15/40, and an aggregate market value, including accrued interest, of $61,937,721.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 0.4%
Chemicals — 0.4%
The Sherwin-Williams Co.	2,733	$538,756

Communications — 19.6%
Advertising — 0.7%
Omnicom Group, Inc.	11,733	851,816

Internet — 11.1%
Amazon.com, Inc. (a)	1,495	503,097
Expedia, Inc.	15,784	1,144,340
F5 Networks, Inc. (a)	10,056	1,072,271
Facebook, Inc. Class A (a)	37,738	2,273,337
Google, Inc. Class A (a)	5,006	5,579,237
HomeAway, Inc. (a)	13,183	496,604
IAC/InterActiveCorp	21,042	1,502,188
Priceline.com, Inc. (a)	1,200	1,430,268
Yahoo!, Inc. (a)	16,476	591,489

		14,592,831

Media — 4.5%
Comcast Corp. Class A	41,503	2,075,980
DIRECTV (a)	16,192	1,237,392
Discovery Communications, Inc. Series A (a)	9,094	752,074
Scripps Networks Interactive Class A	9,690	735,568
Twenty-First Century Fox Class A	32,870	1,050,854

		5,851,868

Telecommunications — 3.3%
Cisco Systems, Inc.	40,213	901,173
Knowles Corp. (a)	5,015	158,308
QUALCOMM, Inc.	41,683	3,287,122

		4,346,603

		25,643,118

Consumer, Cyclical — 10.7%
Home Builders — 0.9%
PulteGroup, Inc.	63,325	1,215,207

Lodging — 2.8%
Starwood Hotels & Resorts Worldwide, Inc.	16,937	1,348,185
Wyndham Worldwide Corp.	18,959	1,388,368
Wynn Resorts Ltd.	4,434	985,013

		3,721,566

Retail — 7.0%
Chipotle Mexican Grill, Inc. (a)	1,030	585,091
Costco Wholesale Corp.	13,659	1,525,437
CVS Caremark Corp.	19,981	1,495,778
The Home Depot, Inc.	25,715	2,034,828
Lowe’s Cos., Inc.	34,653	1,694,532

	Number of Shares	Value
O’Reilly Automotive, Inc. (a)	7,712	$1,144,384
The TJX Cos., Inc.	10,687	648,166

		9,128,216

		14,064,989

Consumer, Non-cyclical — 24.9%
Beverages — 1.3%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	8,056	848,297
Keurig Green Mountain, Inc.	8,615	909,658

		1,757,955

Biotechnology — 5.1%
Amgen, Inc.	23,841	2,940,549
Biogen Idec, Inc. (a)	5,695	1,741,929
Celgene Corp. (a)	14,083	1,965,987

		6,648,465

Commercial Services — 4.6%
Alliance Data Systems Corp. (a)	4,194	1,142,655
McKesson Corp.	7,243	1,278,897
Paychex, Inc.	17,709	754,403
Vantiv, Inc. Class A (a)	14,947	451,698
Visa, Inc. Class A	11,201	2,417,848

		6,045,501

Health Care – Products — 5.4%
Becton, Dickinson & Co.	10,907	1,276,992
C.R. Bard, Inc.	9,836	1,455,531
Johnson & Johnson	14,498	1,424,139
Medtronic, Inc.	26,516	1,631,795
Zimmer Holdings, Inc.	13,956	1,319,958

		7,108,415

Health Care – Services — 1.4%
Aetna, Inc.	16,737	1,254,773
HCA Holdings, Inc. (a)	10,578	555,345

		1,810,118

Pharmaceuticals — 7.1%
Allergan, Inc.	3,891	482,873
Bristol-Myers Squibb Co.	21,041	1,093,080
Eli Lilly & Co.	32,218	1,896,352
Express Scripts Holding Co. (a)	21,583	1,620,667
Gilead Sciences, Inc. (a)	28,864	2,045,303
Merck & Co., Inc.	24,514	1,391,660
Salix Pharmaceuticals Ltd. (a)	7,295	755,835

		9,285,770

		32,656,224

Energy — 3.3%
Oil & Gas — 2.0%
Apache Corp.	11,648	966,202
Cabot Oil & Gas Corp.	14,572	493,699

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Devon Energy Corp.	6,537	$437,521
Valero Energy Corp.	14,665	778,712

		2,676,134

Oil & Gas Services — 1.3%
National Oilwell Varco, Inc.	14,661	1,141,652
Oceaneering International, Inc.	6,868	493,534

		1,635,186

		4,311,320

Financial — 4.7%
Banks — 1.1%
Bank of America Corp.	84,150	1,447,380

Diversified Financial — 3.6%
American Express Co.	23,524	2,117,866
IntercontinentalExchange, Inc.	5,682	1,124,070
JP Morgan Chase & Co.	10,409	631,930
Waddell & Reed Financial, Inc. Class A	11,262	829,109

		4,702,975

		6,150,355

Industrial — 11.5%
Aerospace & Defense — 3.4%
The Boeing Co.	16,501	2,070,710
United Technologies Corp.	20,113	2,350,003

		4,420,713

Machinery – Diversified — 1.0%
Rockwell Automation, Inc.	10,730	1,336,421

Manufacturing — 6.2%
3M Co.	7,722	1,047,567
Danaher Corp.	23,993	1,799,475
Dover Corp.	9,827	803,357
Honeywell International, Inc.	17,537	1,626,732
Illinois Tool Works, Inc.	10,803	878,608
Parker Hannifin Corp.	9,856	1,179,862
Tyco International Ltd.	19,086	809,246

		8,144,847

Transportation — 0.9%
United Parcel Service, Inc. Class B	11,399	1,110,035

		15,012,016

Technology — 23.4%
Computers — 5.0%
Apple, Inc.	4,983	2,674,576
NetApp, Inc.	24,551	905,932
SanDisk Corp.	20,702	1,680,795
Western Digital Corp.	13,683	1,256,373

		6,517,676

Internet — 1.4%
Check Point Software Technologies Ltd. (a) (b)	27,138	1,835,343

	Number of Shares	Value
Semiconductors — 5.7%
Altera Corp.	52,433	$1,900,172
Linear Technology Corp.	16,678	812,052
Maxim Integrated Products, Inc.	35,132	1,163,572
Microchip Technology, Inc. (b)	22,344	1,067,149
Skyworks Solutions, Inc. (a)	32,449	1,217,486
Xilinx, Inc.	25,643	1,391,646

		7,552,077

Software — 11.3%
Informatica Corp. (a)	14,419	544,750
Intuit, Inc.	15,775	1,226,191
Microsoft Corp.	162,065	6,643,044
NetSuite, Inc. (a)	5,190	492,168
Oracle Corp.	106,049	4,338,464
Red Hat, Inc. (a)	10,697	566,727
Salesforce.com, Inc. (a)	17,236	984,003

		14,795,347

		30,700,443

TOTAL COMMON STOCK (Cost $102,531,184)		129,077,221

TOTAL EQUITIES (Cost $102,531,184)		129,077,221

MUTUAL FUNDS — 2.2%
Diversified Financial — 2.2%
State Street Navigator Securities Lending Prime Portfolio (c)	2,932,104	2,932,104

TOTAL MUTUAL FUNDS (Cost $2,932,104)		2,932,104

TOTAL LONG-TERM INVESTMENTS (Cost $105,463,288)		132,009,325

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (d)	$2,019,787	2,019,787

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	16	16

TOTAL SHORT-TERM INVESTMENTS (Cost $2,019,803)		2,019,803

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 102.2% (Cost $107,483,091) (e)	$134,029,128

Other Assets/(Liabilities) — (2.2)%	(2,937,430)

NET ASSETS — 100.0%	$131,091,698

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $2,873,399 or 2.19% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,019,788. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates of 10/15/40, and an aggregate market value, including accrued interest, of $2,061,232.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Basic Materials — 4.3%
Chemicals — 4.3%
Airgas, Inc.	1,000	$106,510
Ecolab, Inc.	135,700	14,654,243
FMC Corp.	45,900	3,514,104
Monsanto Co.	42,400	4,823,848
Praxair, Inc.	87,100	11,407,487
The Sherwin-Williams Co.	78,100	15,395,853

		49,902,045

Communications — 24.0%
Internet — 21.1%
Akamai Technologies, Inc. (a)	118,800	6,915,348
Amazon.com, Inc. (a)	154,100	51,857,732
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	106,700	16,258,946
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	103,800	5,233,596
eBay, Inc. (a)	170,200	9,401,848
Facebook, Inc. Class A (a)	345,721	20,826,233
Google, Inc. Class A (a)	60,500	67,427,855
LinkedIn Corp. Class A (a)	36,800	6,805,792
NAVER Corp.	4,511	3,284,070
Netflix, Inc. (a)	23,300	8,202,299
Priceline.com, Inc. (a)	32,300	38,498,047
Tencent Holdings Ltd.	148,600	10,346,424
TripAdvisor, Inc. (a)	12,900	1,168,611

		246,226,801

Media — 1.7%
Discovery Communications, Inc. Series C (a)	166,700	12,845,902
Twenty-First Century Fox Class A	88,300	2,822,951
The Walt Disney Co.	54,800	4,387,836

		20,056,689

Telecommunications — 1.2%
Juniper Networks, Inc. (a)	4,700	121,072
QUALCOMM, Inc.	140,100	11,048,286
Softbank Corp.	39,300	2,963,983

		14,133,341

		280,416,831

Consumer, Cyclical — 18.4%
Airlines — 1.1%
American Airlines Group, Inc. (a)	187,200	6,851,520
Delta Air Lines, Inc.	178,100	6,171,165

		13,022,685

Apparel — 0.4%
Nike, Inc. Class B	55,300	4,084,458

	Number of Shares	Value
Ralph Lauren Corp.	4,900	$788,557
VF Corp.	5,500	340,340

		5,213,355

Auto Manufacturers — 0.4%
Tesla Motors, Inc. (a)	23,500	4,898,575

Automotive & Parts — 0.5%
Delphi Automotive PLC	31,400	2,130,804
Johnson Controls, Inc.	25,200	1,192,464
TRW Automotive Holdings Corp. (a)	23,400	1,909,908

		5,233,176

Distribution & Wholesale — 0.6%
Fastenal Co.	64,800	3,195,936
Fossil Group, Inc. (a)	23,000	2,682,030
W.W. Grainger, Inc.	2,800	707,448

		6,585,414

Home Builders — 0.0%
Lennar Corp. Class A	3,200	126,784

Leisure Time — 0.5%
Carnival Corp.	15,500	586,830
Harley-Davidson, Inc.	86,000	5,728,460

		6,315,290

Lodging — 5.1%
Hilton Worldwide Holdings, Inc. (a)	110,200	2,450,848
Las Vegas Sands Corp.	249,100	20,122,298
Marriott International, Inc. Class A	60,790	3,405,456
MGM Resorts International (a)	108,100	2,795,466
Starwood Hotels & Resorts Worldwide, Inc.	138,900	11,056,440
Wynn Macau Ltd.	1,003,200	4,157,154
Wynn Resorts Ltd.	70,200	15,594,930

		59,582,592

Retail — 9.8%
AutoZone, Inc. (a)	4,100	2,202,110
CarMax, Inc. (a)	54,400	2,545,920
Chipotle Mexican Grill, Inc. (a)	26,200	14,882,910
Costco Wholesale Corp.	41,500	4,634,720
CVS Caremark Corp.	100,800	7,545,888
Dollar Tree, Inc. (a)	55,800	2,911,644
Hanesbrands, Inc.	1,400	107,072
The Home Depot, Inc.	145,100	11,481,763
L Brands, Inc.	74,600	4,235,042
Lowe’s Cos., Inc.	278,500	13,618,650
Michael Kors Holdings Ltd. (a)	34,300	3,199,161
O’Reilly Automotive, Inc. (a)	75,300	11,173,767
PVH Corp.	24,600	3,069,342
Ross Stores, Inc.	81,700	5,845,635
Starbucks Corp.	256,300	18,807,294
Tiffany & Co.	1,600	137,840

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tractor Supply Co.	99,600	$7,034,748
Walgreen Co.	10,500	693,315

		114,126,821

		215,104,692

Consumer, Non-cyclical — 23.3%
Beverages — 0.6%
Constellation Brands, Inc. Class A (a)	31,900	2,710,543
Keurig Green Mountain, Inc.	3,200	337,888
Monster Beverage Corp. (a)	33,600	2,333,520
PepsiCo, Inc.	22,900	1,912,150

		7,294,101

Biotechnology — 6.0%
Alexion Pharmaceuticals, Inc. (a)	102,100	15,532,473
Biogen Idec, Inc. (a)	86,400	26,427,168
Celgene Corp. (a)	127,500	17,799,000
Regeneron Pharmaceuticals, Inc. (a)	30,900	9,278,652
Vertex Pharmaceuticals, Inc. (a)	15,800	1,117,376

		70,154,669

Commercial Services — 7.8%
Alliance Data Systems Corp. (a)	16,800	4,577,160
FleetCor Technologies, Inc. (a)	6,800	782,680
MasterCard, Inc. Class A	424,200	31,687,740
McKesson Corp.	161,500	28,516,055
Visa, Inc. Class A	117,900	25,449,894

		91,013,529

Cosmetics & Personal Care — 0.3%
The Estee Lauder Cos., Inc. Class A	6,900	461,472
The Procter & Gamble Co.	33,600	2,708,160

		3,169,632

Foods — 0.6%
Whole Foods Market, Inc.	132,100	6,698,791

Health Care – Products — 1.1%
Becton, Dickinson & Co.	30,700	3,594,356
Covidien PLC	45,500	3,351,530
Henry Schein, Inc. (a)	1,500	179,055
Intuitive Surgical, Inc. (a)	4,400	1,927,156
Stryker Corp.	52,200	4,252,734

		13,304,831

Health Care – Services — 1.8%
Thermo Fisher Scientific, Inc.	128,000	15,390,720
UnitedHealth Group, Inc.	65,000	5,329,350

		20,720,070

Pharmaceuticals — 5.1%
Actavis PLC (a)	8,500	1,749,725
Allergan, Inc.	38,180	4,738,138
AmerisourceBergen Corp.	20,700	1,357,713
Cardinal Health, Inc.	65,300	4,569,694
Express Scripts Holding Co. (a)	13,800	1,036,242

	Number of Shares	Value
Gilead Sciences, Inc. (a)	511,100	$36,216,546
Perrigo Co. PLC	16,400	2,536,424
Pharmacyclics, Inc. (a)	10,200	1,022,244
Valeant Pharmaceuticals International, Inc. (a)	54,500	7,184,735

		60,411,461

		272,767,084

Energy — 4.3%
Oil & Gas — 3.6%
Concho Resources, Inc. (a)	61,900	7,582,750
Continental Resources, Inc. (a)	900	111,843
EOG Resources, Inc.	4,800	941,616
EQT Corp.	84,600	8,203,662
Pioneer Natural Resources Co.	89,000	16,655,460
Range Resources Corp.	104,353	8,658,168

		42,153,499

Oil & Gas Services — 0.7%
Schlumberger Ltd.	79,000	7,702,500

		49,855,999

Financial — 8.2%
Banks — 1.1%
Northern Trust Corp.	38,700	2,537,172
State Street Corp.	103,500	7,198,425
U.S. Bancorp	64,600	2,768,756

		12,504,353

Diversified Financial — 5.0%
American Express Co.	171,600	15,449,148
Ameriprise Financial, Inc.	58,100	6,395,067
Citigroup, Inc.	3,100	147,560
Franklin Resources, Inc.	59,400	3,218,292
The Goldman Sachs Group, Inc.	600	98,310
IntercontinentalExchange, Inc.	26,400	5,222,712
Invesco Ltd.	284,800	10,537,600
JP Morgan Chase & Co.	1,900	115,349
Morgan Stanley	281,000	8,758,770
TD Ameritrade Holding Corp.	269,800	9,159,710

		59,102,518

Insurance — 0.2%
Marsh & McLennan Cos., Inc.	55,900	2,755,870

Real Estate Investment Trusts (REITS) — 1.9%
American Tower Corp.	267,700	21,916,599

		96,279,340

Industrial — 12.7%
Aerospace & Defense — 2.5%
The Boeing Co.	147,400	18,497,226
United Technologies Corp.	95,200	11,123,168

		29,620,394

Electronics — 0.1%
Trimble Navigation Ltd. (a)	32,800	1,274,936

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 1.3%
Flowserve Corp.	62,000	$4,857,080
Roper Industries, Inc.	44,900	5,994,599
Wabtec Corp.	51,500	3,991,250

		14,842,929

Manufacturing — 3.4%
3M Co.	10,900	1,478,694
Danaher Corp.	413,600	31,020,000
Honeywell International, Inc.	74,000	6,864,240

		39,362,934

Metal Fabricate & Hardware — 2.0%
Precision Castparts Corp.	95,200	24,062,752

Transportation — 3.4%
Canadian Pacific Railway Ltd.	16,600	2,497,138
FedEx Corp.	64,700	8,576,632
J.B. Hunt Transport Services, Inc.	18,100	1,301,752
Kansas City Southern	65,000	6,633,900
Union Pacific Corp.	60,900	11,428,494
United Continental Holdings, Inc. (a)	208,900	9,323,207

		39,761,123

		148,925,068

Technology — 4.5%
Computers — 2.1%
Apple, Inc.	21,000	11,271,540
Cognizant Technology Solutions Corp. Class A (a)	205,100	10,380,111
IHS, Inc. Class A (a)	25,100	3,049,650

		24,701,301

Software — 2.4%
Autodesk, Inc. (a)	5,400	265,572
Fiserv, Inc. (a)	109,200	6,190,548
Intuit, Inc.	1,200	93,276
Microsoft Corp.	3,100	127,069
Red Hat, Inc. (a)	90,200	4,778,796
Salesforce.com, Inc. (a)	248,800	14,203,992
VMware, Inc. Class A (a)	18,800	2,030,776

		27,690,029

		52,391,330

TOTAL COMMON STOCK (Cost $786,512,557)		1,165,642,389

TOTAL EQUITIES (Cost $786,512,557)		1,165,642,389

	Number of Shares	Value
MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,604	$1,604

TOTAL MUTUAL FUNDS (Cost $1,604)		1,604

TOTAL LONG-TERM INVESTMENTS (Cost $786,514,161)		1,165,643,993

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (b)	$4,714,026	4,714,026

TOTAL SHORT-TERM INVESTMENTS (Cost $4,714,026)		4,714,026

TOTAL INVESTMENTS — 100.1% (Cost $791,228,187) (c)		1,170,358,019

Other Assets/ (Liabilities) — (0.1)%		(1,682,766)

NET ASSETS — 100.0%		$1,168,675,253

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,714,027. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates of 10/15/40, and an aggregate market value, including accrued interest, of $4,810,933.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Basic Materials — 2.6%
Chemicals — 2.6%
Monsanto Co.	141,300	$16,075,701
Syngenta AG Sponsored ADR (Switzerland)	103,075	7,811,024

		23,886,725

Communications — 30.4%
Internet — 25.9%
Amazon.com, Inc. (a)	81,000	27,258,120
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	158,000	24,076,040
eBay, Inc. (a)	314,525	17,374,361
Equinix, Inc. (a)	27,864	5,150,382
Facebook, Inc. Class A (a)	378,700	22,812,888
Google, Inc. Class A (a)	51,525	57,425,128
Liberty Interactive Corp. Class A (a)	646,850	18,674,559
LinkedIn Corp. Class A (a)	78,300	14,480,802
Priceline.com, Inc. (a)	34,900	41,596,961
VeriSign, Inc. (a) (b)	150,978	8,139,224
Yelp, Inc. (a)	49,700	3,823,421

		240,811,886

Telecommunications — 4.5%
Crown Castle International Corp.	272,475	20,103,206
QUALCOMM, Inc.	269,625	21,262,627

		41,365,833

		282,177,719

Consumer, Cyclical — 12.3%
Apparel — 2.5%
Nike, Inc. Class B	321,650	23,757,069

Lodging — 1.6%
Las Vegas Sands Corp.	180,500	14,580,790

Retail — 8.2%
Chipotle Mexican Grill, Inc. (a)	34,800	19,768,140
L Brands, Inc.	241,125	13,688,666
Sally Beauty Holdings, Inc. (a)	237,375	6,504,075
Starbucks Corp.	106,900	7,844,322
Ulta Salon Cosmetics & Fragrance, Inc. (a)	82,576	8,049,508
Walgreen Co.	310,525	20,503,966

		76,358,677

		114,696,536

Consumer, Non-cyclical — 21.5%
Biotechnology — 6.5%
Alexion Pharmaceuticals, Inc. (a)	77,400	11,774,862
Biogen Idec, Inc. (a)	55,900	17,098,133

	Number of Shares	Value
Celgene Corp. (a)	129,625	$18,095,650
Regeneron Pharmaceuticals, Inc. (a)	46,200	13,872,936

		60,841,581

Commercial Services — 8.8%
MasterCard, Inc. Class A	311,525	23,270,918
Visa, Inc. Class A	269,550	58,185,063

		81,455,981

Health Care – Products — 1.2%
Intuitive Surgical, Inc. (a)	25,600	11,212,544

Pharmaceuticals — 5.0%
Allergan, Inc.	143,225	17,774,222
BioMarin Pharmaceutical, Inc. (a)	99,300	6,773,253
Novo Nordisk A/S Sponsored ADR (Denmark)	286,075	13,059,324
Perrigo Co. PLC	58,550	9,055,343

		46,662,142

		200,172,248

Energy — 9.6%
Oil & Gas — 4.2%
EOG Resources, Inc.	122,600	24,050,442
Southwestern Energy Co. (a)	324,300	14,921,043

		38,971,485

Oil & Gas Services — 4.4%
FMC Technologies, Inc. (a)	206,400	10,792,656
National Oilwell Varco, Inc.	161,000	12,537,070
Schlumberger Ltd.	179,700	17,520,750

		40,850,476

Pipelines — 1.0%
Kinder Morgan, Inc.	273,207	8,876,495

		88,698,456

Financial — 4.8%
Diversified Financial — 3.6%
The Charles Schwab Corp.	439,500	12,011,535
CME Group, Inc.	120,725	8,934,857
IntercontinentalExchange, Inc.	63,950	12,651,229

		33,597,621

Insurance — 1.2%
The Progressive Corp.	441,300	10,688,286

		44,285,907

Technology — 16.4%
Computers — 0.9%
Teradata Corp. (a)	167,550	8,241,785

Semiconductors — 2.9%
ARM Holdings PLC Sponsored ADR (United Kingdom)	285,700	14,562,129
ASML Holding NV (b)	136,900	12,780,984

		27,343,113

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 12.6%
Adobe Systems, Inc. (a)	284,100	$18,676,734
Athenahealth, Inc. (a) (b)	59,500	9,534,280
Cerner Corp. (a)	208,800	11,745,000
Intuit, Inc.	176,950	13,754,323
Microsoft Corp.	556,825	22,824,257
Salesforce.com, Inc. (a)	439,500	25,091,055
Splunk, Inc. (a)	152,600	10,909,374
VeriFone Systems, Inc. (a)	132,650	4,486,223

		117,021,246

		152,606,144

TOTAL COMMON STOCK (Cost $616,693,016)		906,523,735

TOTAL EQUITIES (Cost $616,693,016)		906,523,735

MUTUAL FUNDS — 1.3%
Diversified Financial — 1.3%
State Street Naviagtor Securities Lending Prime Portfolio (c)	12,554,089	12,554,089

TOTAL MUTUAL FUNDS (Cost $12,554,089)		12,554,089

TOTAL LONG-TERM INVESTMENTS (Cost $629,247,105)		919,077,824

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (d)	$23,549,933	23,549,933

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	25	25

TOTAL SHORT-TERM INVESTMENTS (Cost $23,549,958)		23,549,958

TOTAL INVESTMENTS — 101.4% (Cost $652,797,063) (e)		942,627,782

Other Assets/ (Liabilities) — (1.4)%		(13,348,771)

NET ASSETS — 100.0%		$929,279,011

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $12,304,625 or 1.32% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $23,549,940. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 5/15/40 – 10/15/40, and an aggregate market value, including accrued interest, of $24,022,030.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Basic Materials — 4.6%
Chemicals — 0.9%
Eastman Chemical Co.	6,300	$543,122
Huntsman Corp.	39,625	967,643

		1,510,765

Forest Products & Paper — 0.6%
International Paper Co.	21,000	963,480

Iron & Steel — 1.6%
Gerdau SA Sponsored ADR (Brazil)	331,050	2,122,030
Reliance Steel & Aluminum Co.	7,000	494,620

		2,616,650

Mining — 1.5%
Alcoa, Inc.	111,450	1,434,362
Barrick Gold Corp.	36,875	657,481
Yamana Gold, Inc.	57,400	503,972

		2,595,815

		7,686,710

Communications — 6.9%
Internet — 1.6%
F5 Networks, Inc. (a)	12,110	1,291,289
Web.com Group, Inc. (a)	41,125	1,399,484

		2,690,773

Media — 1.3%
Gannett Co., Inc.	62,300	1,719,480
Starz Class A (a)	15,175	489,849

		2,209,329

Telecommunications — 4.0%
Amdocs Ltd.	26,300	1,221,898
CommScope Holding Co., Inc. (a)	43,550	1,074,814
Finisar Corp. (a)	61,150	1,621,087
Juniper Networks, Inc. (a)	43,225	1,113,476
Level 3 Communications, Inc. (a)	41,100	1,608,654

		6,639,929

		11,540,031

Consumer, Cyclical — 11.0%
Airlines — 0.8%
Southwest Airlines Co.	52,950	1,250,149

Auto Manufacturers — 0.5%
Oshkosh Corp.	14,975	881,578

Automotive & Parts — 2.6%
Allison Transmission Holdings, Inc.	37,550	1,124,247
Lear Corp.	13,700	1,146,964
Magna International, Inc. Class A	20,390	1,963,761

		4,234,972

	Number of Shares	Value
Distribution & Wholesale — 0.3%
MRC Global, Inc. (a)	20,275	$546,614

Home Builders — 0.8%
D.R. Horton, Inc.	59,675	1,291,964

Home Furnishing — 0.8%
Harman International Industries, Inc.	6,555	697,452
Whirlpool Corp.	3,700	553,002

		1,250,454

Housewares — 0.3%
Newell Rubbermaid, Inc.	17,600	526,240

Leisure Time — 0.8%
Royal Caribbean Cruises Ltd.	25,425	1,387,188

Lodging — 0.7%
MGM Resorts International (a)	44,725	1,156,589

Retail — 3.4%
The Gap, Inc.	22,600	905,356
Hanesbrands, Inc.	15,770	1,206,089
Macy’s, Inc.	29,675	1,759,431
Rite Aid Corp. (a)	123,800	776,226
The Wendy’s Co.	114,925	1,048,116

		5,695,218

		18,220,966

Consumer, Non-cyclical — 12.1%
Agriculture — 0.7%
Bunge Ltd.	15,300	1,216,503

Commercial Services — 2.1%
Donnelley (R.R.) & Sons Co.	55,675	996,582
Manpower, Inc.	8,070	636,158
McKesson Corp.	7,300	1,288,961
Quanta Services, Inc. (a)	16,775	618,998

		3,540,699

Foods — 2.6%
ConAgra Foods, Inc.	18,200	564,746
Ingredion, Inc.	14,900	1,014,392
The Kroger Co.	12,200	532,530
SUPERVALU, Inc. (a)	85,050	581,742
Tyson Foods, Inc. Class A	39,300	1,729,593

		4,423,003

Health Care – Products — 2.0%
C.R. Bard, Inc.	3,700	547,526
CareFusion Corp. (a)	30,600	1,230,732
The Cooper Cos., Inc.	3,375	463,590
Zimmer Holdings, Inc.	11,300	1,068,754

		3,310,602

Health Care – Services — 2.0%
Aetna, Inc.	16,875	1,265,119
Cigna Corp.	6,500	544,245

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Universal Health Services, Inc. Class B	17,865	$1,466,180

		3,275,544

Household Products — 0.7%
Avery Dennison Corp.	21,800	1,104,606

Pharmaceuticals — 2.0%
Cardinal Health, Inc.	23,600	1,651,528
Mallinckrodt PLC (a)	25,570	1,621,394

		3,272,922

		20,143,879

Energy — 7.9%
Coal — 0.4%
Peabody Energy Corp.	46,500	759,810

Energy – Alternate Sources — 0.3%
First Solar, Inc. (a)	6,150	429,209

Oil & Gas — 7.2%
Chesapeake Energy Corp.	60,700	1,555,134
Cimarex Energy Co.	25,730	3,064,700
Devon Energy Corp.	8,500	568,905
Helmerich & Payne, Inc.	19,905	2,140,982
Marathon Petroleum Corp.	6,500	565,760
Murphy Oil Corp.	14,600	917,756
PBF Energy, Inc. Class A	44,200	1,140,360
Western Refining, Inc.	10,925	421,705
Whiting Petroleum Corp. (a)	22,180	1,539,070

		11,914,372

		13,103,391

Financial — 26.6%
Banks — 8.1%
BB&T Corp.	28,500	1,144,845
Fifth Third Bancorp	84,125	1,930,669
Huntington Bancshares, Inc.	263,800	2,630,086
PNC Financial Services Group, Inc.	13,500	1,174,500
Regions Financial Corp.	268,875	2,987,201
SunTrust Banks, Inc.	37,025	1,473,225
Webster Financial Corp.	69,700	2,164,882

		13,505,408

Diversified Financial — 4.9%
Ameriprise Financial, Inc.	10,500	1,155,735
Discover Financial Services	9,200	535,348
Invesco Ltd.	78,100	2,889,700
Raymond James Financial, Inc.	46,425	2,596,550
SLM Corp.	39,400	964,512

		8,141,845

Diversified Financial Services — 1.8%
Voya Financial, Inc.	82,050	2,975,954

Insurance — 4.5%
The Allstate Corp.	28,025	1,585,654
Everest Re Group Ltd.	2,905	444,610

	Number of Shares	Value
The Hartford Financial Services Group, Inc.	15,300	$539,631
HCC Insurance Holdings, Inc.	33,675	1,531,876
Lincoln National Corp.	25,825	1,308,553
Reinsurance Group of America, Inc. Class A	6,900	549,447
Unum Group	16,200	572,022
Validus Holdings Ltd.	27,925	1,053,052

		7,584,845

Real Estate Investment Trusts (REITS) — 7.3%
BioMed Realty Trust, Inc.	115,200	2,360,448
Brandywine Realty Trust	80,575	1,165,114
CBL & Associates Properties, Inc.	147,125	2,611,469
DuPont Fabros Technology, Inc.	47,200	1,136,104
Hospitality Properties Trust	33,800	970,736
Kimco Realty Corp.	23,100	505,428
Liberty Property Trust	72,025	2,662,044
Weyerhaeuser Co.	24,900	730,815

		12,142,158

		44,350,210

Industrial — 13.9%
Aerospace & Defense — 1.4%
Alliant Techsystems, Inc.	4,870	692,271
L-3 Communications Holdings, Inc.	13,460	1,590,299

		2,282,570

Electrical Components & Equipment — 1.4%
Advanced Energy Industries, Inc. (a)	28,925	708,663
Generac Holdings, Inc.	26,625	1,570,076

		2,278,739

Electronics — 2.2%
Agilent Technologies, Inc.	46,725	2,612,862
Avnet, Inc.	24,300	1,130,679

		3,743,541

Environmental Controls — 0.6%
Republic Services, Inc.	29,500	1,007,720

Machinery – Construction & Mining — 0.3%
Terex Corp.	10,925	483,978

Manufacturing — 3.1%
ITT Corp.	35,625	1,523,325
Parker Hannifin Corp.	24,365	2,916,734
Trinity Industries, Inc.	11,000	792,770

		5,232,829

Packaging & Containers — 0.9%
Graphic Packaging Holding Co. (a)	55,225	561,086
Owens-Illinois, Inc. (a)	14,425	487,998
Sealed Air Corp.	11,750	386,222

		1,435,306

Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.	6,165	630,433

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 2.8%
CSX Corp.	38,700	$1,121,139
Swift Transportation Co. (a)	62,750	1,553,062
United Continental Holdings, Inc. (a)	46,500	2,075,295

		4,749,496

Trucking & Leasing — 0.8%
GATX Corp.	18,750	1,272,750

		23,117,362

Technology — 8.3%
Computers — 1.1%
SanDisk Corp.	8,100	657,639
Western Digital Corp.	13,145	1,206,974

		1,864,613

Office Equipment/Supplies — 1.3%
Pitney Bowes, Inc.	38,850	1,009,711
Xerox Corp.	96,500	1,090,450

		2,100,161

Semiconductors — 4.2%
Broadcom Corp. Class A	19,425	611,499
GT Advanced Technologies, Inc. (a)	60,875	1,037,919
KLA-Tencor Corp.	15,500	1,071,670
Lam Research Corp. (a)	21,975	1,208,625
Micron Technology, Inc. (a)	28,850	682,591
NXP Semiconductor NV (a)	17,125	1,007,121
ON Semiconductor Corp. (a)	139,375	1,310,125

		6,929,550

Software — 1.7%
CA, Inc.	33,100	1,025,107
Electronic Arts, Inc. (a)	21,375	620,089
TiVo, Inc. (a)	91,375	1,208,891

		2,854,087

		13,748,411

Utilities — 7.6%
Electric — 5.1%
The AES Corp.	121,175	1,730,379
Ameren Corp.	66,100	2,723,320
Cleco Corp.	8,450	427,401
CMS Energy Corp.	55,025	1,611,132
PPL Corp.	32,000	1,060,480
SCANA Corp.	19,800	1,016,136

		8,568,848

Gas — 2.5%
AGL Resources, Inc.	21,300	1,042,848
Atmos Energy Corp.	66,025	3,111,758

		4,154,606

		12,723,454

		Value
TOTAL COMMON STOCK (Cost $141,134,074)		$164,634,414

TOTAL EQUITIES (Cost $141,134,074)		164,634,414

TOTAL LONG-TERM INVESTMENTS (Cost $141,134,074)		164,634,414

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (b)	$2,117,708	2,117,708

TOTAL SHORT-TERM INVESTMENTS (Cost $2,117,708)		2,117,708

TOTAL INVESTMENTS — 100.2% (Cost $143,251,782) (c)		166,752,122

Other Assets/ (Liabilities) — (0.2)%		(291,163)

NET ASSETS — 100.0%		$166,460,959

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,117,709. Collateralized by U.S. Government Agency obligations with rates ranging from 2.500% – 4.000%, maturity date of 5/15/40, and an aggregate market value, including accrued interest, of $2,163,255.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.3%
Basic Materials — 3.5%
Chemicals — 2.4%
Innospec, Inc.	18,620	$842,184
PolyOne Corp.	55,600	2,038,296
Sensient Technologies Corp.	15,750	888,457

		3,768,937

Forest Products & Paper — 0.7%
Deltic Timber Corp.	15,860	1,034,548

Mining — 0.4%
Luxfer Holdings PLC	29,720	581,917

		5,385,402

Communications — 0.9%
Media — 0.9%
John Wiley & Sons, Inc. Class A	25,300	1,458,292

Consumer, Cyclical — 20.0%
Apparel — 0.8%
Ascena Retail Group, Inc. (a)	74,490	1,287,187

Auto Manufacturers — 1.5%
Oshkosh Corp.	39,000	2,295,930

Automotive & Parts — 1.4%
American Axle & Manufacturing Holdings, Inc. (a)	118,900	2,202,028

Distribution & Wholesale — 1.7%
ScanSource, Inc. (a)	23,710	966,657
United Stationers, Inc.	38,890	1,597,212

		2,563,869

Home Furnishing — 3.0%
Tempur Sealy International, Inc. (a)	43,100	2,183,877
Whirlpool Corp.	16,100	2,406,306

		4,590,183

Leisure Time — 1.4%
Brunswick Corp.	48,800	2,210,152

Office Furnishings — 0.9%
Herman Miller, Inc.	43,900	1,410,507

Retail — 6.7%
Advance Auto Parts, Inc.	18,080	2,287,120
Casey’s General Stores, Inc.	13,100	885,429
The Cato Corp. Class A	56,880	1,538,035
CST Brands, Inc.	28,260	882,842
Fred’s, Inc. Class A	68,100	1,226,481
The Men’s Wearhouse, Inc.	43,000	2,106,140
Stage Stores, Inc.	56,670	1,385,582

		10,311,629

Storage & Warehousing — 1.6%
Mobile Mini, Inc.	58,500	2,536,560

	Number of Shares	Value
Textiles — 1.0%
G&K Services, Inc. Class A	26,200	$1,602,654

		31,010,699

Consumer, Non-cyclical — 14.4%
Biotechnology — 1.3%
Charles River Laboratories International, Inc. (a)	32,330	1,950,792

Commercial Services — 1.7%
Corrections Corporation of America	26,308	823,967
Forrester Research, Inc.	28,960	1,038,216
FTI Consulting, Inc. (a)	5,000	166,700
MAXIMUS, Inc.	14,450	648,227

		2,677,110

Foods — 0.9%
Cranswick PLC	34,440	701,881
Post Holdings, Inc. (a)	12,730	701,678

		1,403,559

Health Care – Products — 3.4%
Haemonetics Corp. (a)	87,200	2,841,848
ICU Medical, Inc. (a)	24,890	1,490,413
Steris Corp.	17,850	852,338

		5,184,599

Health Care – Services — 4.3%
AmSurg Corp. (a)	24,830	1,168,996
Covance, Inc. (a)	17,500	1,818,250
HealthSouth Corp.	72,300	2,597,739
ICON PLC (a)	22,200	1,055,610

		6,640,595

Household Products — 2.8%
Acco Brands Corp. (a)	129,290	796,426
Helen of Troy Ltd. (a)	17,970	1,244,063
The Scotts Miracle-Gro Co. Class A	38,600	2,365,408

		4,405,897

		22,262,552

Energy — 2.7%
Oil & Gas — 2.1%
Diamondback Energy, Inc. (a)	16,490	1,109,942
Linn Co LLC	57,004	1,541,958
Whiting Petroleum Corp. (a)	8,540	592,591

		3,244,491

Oil & Gas Services — 0.6%
SEACOR Holdings, Inc. (a)	11,040	954,077

		4,198,568

Financial — 16.6%
Banks — 7.8%
City National Corp.	32,400	2,550,528
First Midwest Bancorp, Inc.	67,390	1,151,021

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hancock Holding Co.	19,960	$731,534
Hanmi Financial Corp.	36,900	859,770
International Bancshares Corp.	48,160	1,207,853
MB Financial, Inc.	30,170	934,063
Northwest Bancshares, Inc.	75,840	1,107,264
Prosperity Bancshares, Inc.	33,900	2,242,485
Webster Financial Corp.	40,800	1,267,248

		12,051,766

Diversified Financial — 0.8%
Janus Capital Group, Inc.	109,700	1,192,439

Insurance — 4.3%
Alleghany Corp. (a)	3,158	1,286,506
Assured Guaranty Ltd.	26,440	669,461
Platinum Underwriters Holdings Ltd.	11,620	698,362
Primerica, Inc.	28,620	1,348,288
ProAssurance Corp.	9,960	443,519
Reinsurance Group of America, Inc. Class A	17,010	1,354,506
White Mountains Insurance Group Ltd.	1,510	905,849

		6,706,491

Investment Companies — 1.0%
Ares Capital Corp.	48,260	850,341
Solar Capital Ltd.	33,270	724,621

		1,574,962

Real Estate Investment Trusts (REITS) — 2.3%
Campus Crest Communities, Inc.	75,750	657,510
DiamondRock Hospitality Co.	52,604	618,097
Education Realty Trust, Inc.	77,610	766,011
Mid-America Apartment Communities, Inc.	12,490	852,692
Summit Hotel Properties, Inc.	71,790	666,211

		3,560,521

Savings & Loans — 0.4%
First Niagara Financial Group, Inc.	70,870	669,722

		25,755,901

Industrial — 27.9%
Aerospace & Defense — 0.8%
Cubic Corp.	23,330	1,191,463

Building Materials — 3.4%
Comfort Systems USA, Inc.	60,900	928,116
Gibraltar Industries, Inc. (a)	56,506	1,066,268
Simpson Manufacturing Co., Inc.	35,800	1,264,814
Trex Co., Inc. (a)	28,400	2,077,744

		5,336,942

Electrical Components & Equipment — 3.0%
Belden, Inc.	40,090	2,790,264
Littelfuse, Inc.	19,100	1,788,524

		4,578,788

	Number of Shares	Value
Electronics — 5.7%
Coherent, Inc. (a)	11,180	$730,613
Faro Technologies, Inc. (a)	21,500	1,139,500
II-VI, Inc. (a)	121,000	1,867,030
Park Electrochemical Corp.	38,900	1,161,943
Plexus Corp. (a)	54,400	2,179,808
Vishay Intertechnology, Inc.	120,500	1,793,040

		8,871,934

Engineering & Construction — 0.9%
Aegion Corp. (a)	54,900	1,389,519

Environmental Controls — 0.4%
Clean Harbors, Inc. (a)	11,870	650,357

Hand & Machine Tools — 0.6%
Regal-Beloit Corp.	12,100	879,791

Machinery – Construction & Mining — 1.6%
Terex Corp.	55,800	2,471,940

Machinery – Diversified — 1.6%
Albany International Corp. Class A	39,670	1,409,872
Zebra Technologies Corp. Class A (a)	15,860	1,100,842

		2,510,714

Manufacturing — 3.8%
AptarGroup, Inc.	10,550	697,355
Barnes Group, Inc.	17,100	657,837
Carlisle Cos., Inc.	20,050	1,590,767
ESCO Technologies, Inc.	24,650	867,434
Koppers Holdings, Inc.	20,960	864,181
Matthews International Corp. Class A	29,120	1,188,387

		5,865,961

Metal Fabricate & Hardware — 1.0%
Mueller Industries, Inc.	51,680	1,549,883

Packaging & Containers — 0.5%
Greif, Inc. Class A	15,270	801,522

Transportation — 3.6%
Atlas Air Worldwide Holdings, Inc. (a)	12,590	444,049
Era Group, Inc. (a)	30,630	897,766
Forward Air Corp.	38,900	1,793,679
Heartland Express, Inc.	14,600	331,274
Scorpio Tankers, Inc.	148,400	1,479,548
UTI Worldwide, Inc.	61,890	655,415

		5,601,731

Trucking & Leasing — 1.0%
GATX Corp.	21,770	1,477,748

		43,178,293

Technology — 9.8%
Computers — 3.5%
Diebold, Inc.	31,810	1,268,901
Mentor Graphics Corp.	60,300	1,327,806
Mercury Computer Systems, Inc. (a)	68,500	904,885

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MICROS Systems, Inc. (a)	24,510	$1,297,314
MTS Systems Corp.	9,060	620,519

		5,419,425

Semiconductors — 4.7%
Brooks Automation, Inc.	116,400	1,272,252
Diodes, Inc. (a)	63,900	1,669,068
Fairchild Semiconductor International, Inc. (a)	118,700	1,636,873
Maxim Integrated Products, Inc.	38,750	1,283,400
Micrel, Inc.	57,174	633,488
Photronics, Inc. (a)	82,300	702,019

		7,197,100

Software — 1.6%
Allscripts Healthcare Solutions, Inc. (a)	56,080	1,011,123
MedAssets, Inc. (a)	26,730	660,498
Verint Systems, Inc. (a)	18,440	865,389

		2,537,010

		15,153,535

Utilities — 2.5%
Electric — 0.3%
Westar Energy, Inc.	15,530	546,035

Gas — 2.2%
Atmos Energy Corp.	15,130	713,077
The Laclede Group, Inc.	12,480	588,432
New Jersey Resources Corp.	7,160	356,568
UGI Corp.	22,680	1,034,435
WGL Holdings, Inc.	16,750	671,005

		3,363,517

		3,909,552

TOTAL COMMON STOCK (Cost $107,704,816)		152,312,794

TOTAL EQUITIES (Cost $107,704,816)		152,312,794

TOTAL LONG-TERM INVESTMENTS (Cost $107,704,816)		152,312,794

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (b)	$2,559,403	2,559,403

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	$18,339	$18,339

TOTAL SHORT-TERM INVESTMENTS (Cost $2,577,742)		2,577,742

TOTAL INVESTMENTS — 100.0% (Cost $110,282,558) (c)		154,890,536

Other Assets/(Liabilities) — (0.0)%		(12,770)

NET ASSETS — 100.0%		$154,877,766

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $2,559,404. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $2,614,156.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Basic Materials — 6.9%
Chemicals — 2.6%
American Vanguard Corp. (a)	56,900	$1,231,885
Cabot Corp.	26,395	1,558,889
Huntsman Corp.	100,325	2,449,936
Innospec, Inc.	79,000	3,573,170
Minerals Technologies, Inc.	33,500	2,162,760
OM Group, Inc.	40,745	1,353,549
The Valspar Corp.	13,425	968,211

		13,298,400

Forest Products & Paper — 1.8%
Clearwater Paper Corp. (b)	39,500	2,475,465
Deltic Timber Corp.	27,600	1,800,348
KapStone Paper and Packaging Corp. (b)	47,855	1,380,138
Potlatch Corp.	52,200	2,019,618
Wausau Paper Corp.	85,900	1,093,507

		8,769,076

Iron & Steel — 1.0%
Allegheny Technologies, Inc.	51,410	1,937,129
Carpenter Technology Corp.	37,700	2,489,708
Schnitzer Steel Industries, Inc. Class A	26,700	770,295

		5,197,132

Mining — 1.5%
AMCOL International Corp.	31,525	1,443,215
Luxfer Holdings PLC	4,700	92,026
Royal Gold, Inc.	22,500	1,408,950
Sandstorm Gold Ltd. (a) (b)	60,000	334,200
Stillwater Mining Co. (b)	169,110	2,504,519
US Silica Holdings, Inc. (a)	47,475	1,812,121

		7,595,031

		34,859,639

Communications — 2.9%
Internet — 0.8%
Digital River, Inc. (b)	19,740	344,068
Safeguard Scientifics, Inc. (b)	125,800	2,790,244
Sapient Corp. (b)	38,001	648,297

		3,782,609

Media — 0.3%
Saga Communications, Inc. Class A	32,199	1,599,969

Telecommunications — 1.8%
Anixter International, Inc.	13,765	1,397,423
Black Box Corp.	27,765	675,800
Finisar Corp. (b)	67,129	1,779,590
Ixia (b)	96,200	1,202,500

	Number of Shares	Value
Premiere Global Services, Inc. (b)	99,800	$1,203,588
SBA Communications Corp. Class A (b)	9,080	825,917
Sonus Networks, Inc. (b)	226,400	762,968
ViaSat, Inc. (b)	20,740	1,431,889

		9,279,675

		14,662,253

Consumer, Cyclical — 11.8%
Airlines — 0.9%
Alaska Air Group, Inc.	47,400	4,422,894

Apparel — 0.9%
Crocs, Inc. (b)	56,215	876,954
Deckers Outdoor Corp. (b)	27,355	2,181,014
Skechers U.S.A., Inc. Class A (b)	40,765	1,489,553

		4,547,521

Auto Manufacturers — 0.3%
Wabash National Corp. (b)	112,600	1,549,376

Automotive & Parts — 0.6%
Modine Manufacturing Co. (b)	94,200	1,380,030
Tenneco, Inc. (b)	27,155	1,576,891

		2,956,921

Distribution & Wholesale — 1.4%
Beacon Roofing Supply, Inc. (b)	108,200	4,183,012
Pool Corp.	49,400	3,029,208

		7,212,220

Entertainment — 1.0%
Ascent Media Corp. Series A (b)	21,100	1,594,105
Cinemark Holdings, Inc.	42,245	1,225,527
International Speedway Corp. Class A	15,795	536,872
Lions Gate Entertainment Corp. (a)	55,590	1,485,921
National CineMedia, Inc.	30,500	457,500

		5,299,925

Home Builders — 1.5%
KB Home	101,055	1,716,925
M/I Homes, Inc. (b)	35,300	791,426
Meritage Home Corp. (b)	70,605	2,956,937
Winnebago Industries, Inc. (b)	76,000	2,081,640

		7,546,928

Home Furnishing — 0.7%
Ethan Allen Interiors, Inc. (a)	40,200	1,023,090
La-Z-Boy, Inc.	46,525	1,260,827
Tempur Sealy International, Inc. (b)	23,900	1,211,013

		3,494,930

Leisure Time — 0.4%
Brunswick Corp.	26,600	1,204,714
Life Time Fitness, Inc. (a) (b)	15,280	734,968

		1,939,682

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 0.6%
Orient-Express Hotels Ltd. Class A (b)	197,785	$2,850,082

Retail — 2.5%
Cash America International, Inc.	13,051	505,335
Fred’s, Inc. Class A	46,900	844,669
Group 1 Automotive, Inc.	15,675	1,029,220
Haverty Furniture Cos., Inc.	68,300	2,028,510
Insight Enterprises, Inc. (b)	29,035	729,069
Kate Spade & Co. (b)	39,200	1,453,928
MarineMax, Inc. (b)	63,900	970,641
Pier 1 Imports, Inc.	58,000	1,095,040
Red Robin Gourmet Burgers, Inc. (b)	11,600	831,488
Rite Aid Corp. (b)	270,055	1,693,245
Stein Mart, Inc.	112,200	1,571,922

		12,753,067

Textiles — 1.0%
Culp, Inc.	47,400	935,676
G&K Services, Inc. Class A	40,500	2,477,385
UniFirst Corp.	15,555	1,710,117

		5,123,178

		59,696,724

Consumer, Non-cyclical — 11.7%
Agriculture — 0.4%
Alliance One International, Inc. (b)	135,400	395,368
Vector Group Ltd. (a)	83,300	1,794,282

		2,189,650

Biotechnology — 0.5%
Alkermes PLC (b)	23,155	1,020,904
Momenta Pharmaceuticals, Inc. (b)	56,700	660,555
Spectrum Pharmaceuticals, Inc. (a) (b)	128,320	1,006,029

		2,687,488

Commercial Services — 4.5%
Aaron’s, Inc.	149,600	4,523,904
American Public Education, Inc. (b)	25,600	898,048
Bridgepoint Education, Inc. (b)	58,950	877,765
Electro Rent Corp.	97,500	1,715,025
FTI Consulting, Inc. (b)	21,700	723,478
Global Payments, Inc.	11,470	815,632
Landauer, Inc.	15,500	702,615
McGrath RentCorp	83,700	2,926,152
Navigant Consulting, Inc. (b)	87,800	1,638,348
On Assignment, Inc. (b)	66,700	2,573,953
PHH Corp. (a) (b)	35,860	926,622
Rent-A-Center, Inc.	27,620	734,692
TrueBlue, Inc. (b)	55,830	1,633,586
United Rentals, Inc. (b)	21,850	2,074,439

		22,764,259

	Number of Shares	Value
Foods — 1.4%
Hillshire Brands Co.	45,215	$1,684,711
Pinnacle Foods, Inc.	47,555	1,419,992
Spartan Stores, Inc.	62,800	1,457,588
United Natural Foods, Inc. (b)	12,140	860,969
WhiteWave Foods Co. Class A (b)	56,980	1,626,209

		7,049,469

Health Care – Products — 2.5%
Alere, Inc. (b)	28,160	967,296
Bruker Corp. (b)	43,045	980,996
Cantel Medical Corp.	24,577	828,736
Cynosure Inc. Class A (b)	38,875	1,139,038
Merit Medical Systems, Inc. (b)	67,956	971,771
Quidel Corp. (a) (b)	47,700	1,302,210
Tornier BV (b)	47,000	997,340
West Pharmaceutical Services, Inc.	72,100	3,176,005
Wright Medical Group, Inc. (b)	67,090	2,084,486

		12,447,878

Health Care – Services — 1.5%
Centene Corp. (b)	10,345	643,976
Covance, Inc. (b)	8,855	920,035
Healthways, Inc. (a) (b)	27,300	467,922
Magellan Health Services, Inc. (b)	18,710	1,110,438
MEDNAX, Inc. (b)	14,714	911,974
National Healthcare Corp.	29,800	1,661,946
Triple-S Management Corp. Class B (b)	40,839	659,141
Universal Health Services, Inc. Class B	16,665	1,367,697

		7,743,129

Household Products — 0.4%
CSS Industries, Inc.	40,300	1,088,100
Helen of Troy Ltd. (b)	2,529	175,083
The Scotts Miracle-Gro Co. Class A	9,870	604,833

		1,868,016

Pharmaceuticals — 0.5%
Cubist Pharmaceuticals, Inc. (b)	12,545	917,667
Impax Laboratories, Inc. (b)	20,120	531,571
The Medicines Co. (b)	43,265	1,229,591

		2,678,829

		59,428,718

Energy — 5.1%
Coal — 0.2%
Cloud Peak Energy, Inc. (b)	49,100	1,037,974

Oil & Gas — 3.1%
Atwood Oceanics, Inc. (b)	21,400	1,078,346
Bill Barrett Corp. (b)	110,560	2,830,336
EPL Oil & Gas, Inc. (a) (b)	33,000	1,273,800
Hercules Offshore, Inc. (b)	72,400	332,316
Northern Oil and Gas, Inc. (a) (b)	88,800	1,298,256

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oasis Petroleum, Inc. (b)	57,400	$2,395,302
PDC Energy, Inc. (b)	49,765	3,098,369
Precision Drilling Corp.	185,750	2,223,427
SM Energy Co.	16,530	1,178,424
Swift Energy Co. (a) (b)	30,693	330,257

		16,038,833

Oil & Gas Services — 1.8%
C&J Energy Services, Inc. (a) (b)	32,000	933,120
CARBO Ceramics, Inc. (a)	13,600	1,876,664
Core Laboratories NV	7,255	1,439,682
Exterran Holdings, Inc.	63,445	2,783,967
Newpark Resources, Inc. (b)	63,379	725,689
TETRA Technologies, Inc. (b)	95,800	1,226,240

		8,985,362

		26,062,169

Financial — 25.8%
Banks — 9.7%
Capital Bank Financial Corp. Class A (b)	71,450	1,794,109
City Holding Co. (a)	22,915	1,027,967
Columbia Banking System, Inc.	50,400	1,437,408
East West Bancorp, Inc.	175,910	6,420,715
F.N.B. Corp.	238,610	3,197,374
FirstMerit Corp.	66,627	1,387,840
Glacier Bancorp, Inc.	89,000	2,587,230
Home Bancshares, Inc.	132,400	4,557,208
Independent Bank Corp.	31,665	1,246,651
PacWest Bancorp (a)	48,600	2,090,286
Popular, Inc. (b)	64,995	2,014,195
Sandy Spring Bancorp, Inc.	61,300	1,531,274
Signature Bank (b)	18,300	2,298,297
Susquehanna Bancshares, Inc.	174,920	1,992,339
SVB Financial Group (b)	41,500	5,344,370
Synovus Financial Corp.	405,815	1,375,713
Talmer Bancorp, Inc. (b)	37,700	551,928
Trustmark Corp.	29,332	743,566
United Bankshares, Inc.	23,841	730,011
Webster Financial Corp.	67,445	2,094,842
Wintrust Financial Corp.	96,760	4,708,342

		49,131,665

Diversified Financial — 0.7%
Eaton Vance Corp.	15,682	598,425
JMP Group, Inc.	48,100	341,991
Piper Jaffray Cos., Inc. (b)	22,900	1,048,820
Raymond James Financial, Inc.	17,968	1,004,950
Stifel Financial Corp. (b)	15,679	780,187

		3,774,373

Insurance — 5.7%
American Equity Investment Life Holding Co.	102,375	2,418,097

	Number of Shares	Value
Argo Group International Holdings Ltd.	40,390	$1,853,901
Assured Guaranty Ltd.	42,100	1,065,972
CNO Financial Group, Inc.	125,735	2,275,804
Employers Holdings, Inc.	52,530	1,062,682
Fidelity & Guaranty Life	86,045	2,030,662
The Hanover Insurance Group, Inc.	49,375	3,033,600
Horace Mann Educators Corp.	18,318	531,222
Maiden Holdings Ltd.	135,165	1,686,859
Markel Corp. (b)	1,310	780,891
Meadowbrook Insurance Group, Inc.	141,700	826,111
National Interstate Corp.	49,500	1,327,095
ProAssurance Corp.	98,500	4,386,205
Protective Life Corp.	19,840	1,043,386
Radian Group, Inc.	185,310	2,785,209
Reinsurance Group of America, Inc. Class A	10,855	864,384
State Auto Financial Corp. Class A	10,855	231,320
United Fire Group, Inc.	20,774	630,491

		28,833,891

Real Estate — 0.2%
Terreno Realty Corp.	53,000	1,002,230

Real Estate Investment Trusts (REITS) — 8.2%
Acadia Realty Trust	76,400	2,015,432
Associated Estates Realty Corp.	47,960	812,442
CBL & Associates Properties, Inc.	92,400	1,640,100
Cedar Realty Trust, Inc.	103,600	632,996
Colony Financial, Inc.	102,415	2,248,009
FelCor Lodging Trust, Inc.	171,985	1,554,744
First Potomac Realty Trust	279,799	3,615,003
Kilroy Realty Corp.	36,800	2,155,744
LaSalle Hotel Properties	128,145	4,012,220
Lexington Realty Trust (a)	233,645	2,549,067
Medical Properties Trust, Inc.	51,938	664,287
MFA Financial, Inc.	199,040	1,542,560
New Residential Investment Corp.	266,480	1,724,126
NorthStar Realty Finance Corp.	206,225	3,328,472
Pebblebrook Hotel Trust	66,300	2,238,951
PS Business Parks, Inc.	8,100	677,322
Saul Centers, Inc.	33,200	1,572,352
Starwood Property Trust, Inc.	170,405	4,019,854
Starwood Waypoint Residential Trust (b)	34,082	981,221
Sun Communities, Inc.	52,645	2,373,763
Washington Real Estate Investment Trust	44,100	1,053,108

		41,411,773

Savings & Loans — 1.3%
Astoria Financial Corp.	40,232	556,006
Flushing Financial Corp.	86,115	1,814,443
Investors Bancorp, Inc.	83,950	2,320,378

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WSFS Financial Corp.	25,615	$1,829,680

		6,520,507

		130,674,439

Industrial — 23.0%
Aerospace & Defense — 1.9%
Curtiss-Wright Corp.	32,315	2,053,295
Esterline Technologies Corp. (b)	22,210	2,366,253
Kaman Corp.	41,600	1,692,288
Kratos Defense & Security Solutions, Inc. (b)	104,700	789,438
Moog, Inc. Class A (b)	11,398	746,683
Teledyne Technologies, Inc. (b)	8,484	825,748
Triumph Group, Inc.	15,335	990,334

		9,464,039

Building Materials — 2.3%
Comfort Systems USA, Inc.	61,300	934,212
Drew Industries, Inc.	60,500	3,279,100
Gibraltar Industries, Inc. (b)	80,900	1,526,583
Louisiana-Pacific Corp. (b)	65,350	1,102,455
Quanex Building Products Corp.	45,600	943,008
Texas Industries, Inc. (a) (b)	9,520	853,182
Universal Forest Products, Inc.	33,700	1,864,958
USG Corp. (b)	33,990	1,112,153

		11,615,651

Electrical Components & Equipment — 2.2%
Advanced Energy Industries, Inc. (b)	125,945	3,085,653
Belden, Inc.	44,800	3,118,080
EnerSys	18,470	1,279,786
Littelfuse, Inc.	41,160	3,854,222

		11,337,741

Electronics — 2.2%
Analogic Corp.	15,900	1,305,549
Checkpoint Systems, Inc. (b)	38,508	516,777
Coherent, Inc. (b)	10,036	655,853
CTS Corp.	37,110	774,857
Electro Scientific Industries, Inc.	90,000	886,500
Fabrinet (b)	68,100	1,414,437
Itron, Inc. (b)	12,190	433,233
Methode Electronics, Inc.	35,900	1,100,694
Newport Corp. (b)	43,200	893,376
Sanmina Corp. (b)	65,752	1,147,372
Woodward, Inc.	45,970	1,909,134

		11,037,782

Engineering & Construction — 0.8%
Aegion Corp. (b)	68,100	1,723,611
Granite Construction, Inc.	24,300	970,299
Tutor Perini Corp. (b)	33,100	948,977
URS Corp.	10,315	485,424

		4,128,311

	Number of Shares	Value
Environmental Controls — 0.9%
MSA Safety, Inc.	40,400	$2,302,800
US Ecology, Inc.	37,500	1,392,000
Waste Connections, Inc.	17,650	774,129

		4,468,929

Hand & Machine Tools — 0.8%
Franklin Electric Co., Inc.	66,338	2,820,692
Snap-on, Inc.	10,560	1,198,349

		4,019,041

Machinery – Construction & Mining — 0.5%
Astec Industries, Inc.	25,000	1,097,750
Terex Corp.	35,235	1,560,910

		2,658,660

Machinery – Diversified — 1.5%
Cognex Corp. (b)	33,900	1,147,854
IDEX Corp.	26,100	1,902,429
The Manitowoc Co., Inc.	44,405	1,396,537
Nordson Corp.	40,300	2,840,747
Proto Labs, Inc. (b)	6,500	439,855

		7,727,422

Manufacturing — 2.8%
AptarGroup, Inc.	52,300	3,457,030
Barnes Group, Inc.	45,055	1,733,266
ESCO Technologies, Inc.	34,900	1,228,131
Hexcel Corp. (b)	31,719	1,381,045
Matthews International Corp. Class A	49,500	2,020,095
Myers Industries, Inc.	86,800	1,729,056
Trinity Industries, Inc.	36,580	2,636,321

		14,184,944

Metal Fabricate & Hardware — 0.9%
Circor International, Inc.	28,800	2,111,904
RBC Bearings, Inc. (b)	12,000	764,400
Sun Hydraulics Corp.	26,300	1,139,053
The Timken Co.	12,813	753,148

		4,768,505

Packaging & Containers — 0.3%
Berry Plastics Group, Inc. (b)	53,425	1,236,789

Transportation — 5.5%
Bristow Group, Inc.	17,612	1,330,058
CAI International, Inc. (b)	23,367	576,464
Diana Shipping, Inc. (b)	120,625	1,446,294
GasLog Ltd.	95,400	2,221,866
Genesee & Wyoming, Inc. Class A (b)	47,600	4,632,432
Hub Group, Inc. Class A (b)	37,900	1,515,621
Kirby Corp. (b)	40,700	4,120,875
Landstar System, Inc.	79,700	4,719,834
Swift Transportation Co. (b)	83,475	2,066,006
Teekay Corp.	65,280	3,671,347

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Teekay Tankers Ltd. Class A (a)	164,100	$580,914
Universal Truckload Services, Inc.	31,800	919,020

		27,800,731

Trucking & Leasing — 0.4%
GATX Corp.	17,030	1,155,996
TAL International Group, Inc. (a)	14,703	630,318

		1,786,314

		116,234,859

Technology — 5.5%
Computers — 0.5%
j2 Global, Inc. (a)	13,735	687,437
Quantum Corp. (a) (b)	718,195	876,198
Unisys Corp. (b)	37,405	1,139,356

		2,702,991

Semiconductors — 3.4%
Atmel Corp. (b)	103,680	866,765
ATMI, Inc. (b)	34,800	1,183,548
Brooks Automation, Inc.	200,750	2,194,198
Cabot Microelectronics Corp. (b)	64,830	2,852,520
Cypress Semiconductor Corp. (a)	108,305	1,112,292
Entegris, Inc. (b)	163,290	1,977,442
Fairchild Semiconductor International, Inc. (b)	68,460	944,063
Lattice Semiconductor Corp. (b)	106,580	835,587
MKS Instruments, Inc.	35,110	1,049,438
Monolithic Power Systems, Inc. (b)	18,060	700,186
Teradyne, Inc. (a) (b)	84,900	1,688,661
Tessera Technologies, Inc.	26,470	625,486
Veeco Instruments, Inc. (b)	26,225	1,099,614

		17,129,800

Software — 1.6%
Accelrys, Inc. (b)	19,110	238,111
CSG Systems International, Inc.	24,375	634,725
EPIQ Systems, Inc.	44,131	601,505
Progress Software Corp. (b)	75,750	1,651,350
Seachange International, Inc. (b)	110,175	1,150,227
SYNNEX Corp. (b)	42,600	2,581,986
Verint Systems, Inc. (b)	20,535	963,708

		7,821,612

		27,654,403

Utilities — 4.9%
Electric — 3.5%
Black Hills Corp.	24,600	1,418,190
Cleco Corp.	112,255	5,677,858
El Paso Electric Co.	47,700	1,704,321
Great Plains Energy, Inc.	130,875	3,538,860
IDACORP, Inc.	62,090	3,444,132
NorthWestern Corp.	31,500	1,494,045
Pike Corp. (b)	60,300	648,828

		17,926,234

	Number of Shares	Value
Gas — 1.4%
Atmos Energy Corp.	54,880	$2,586,494
PNM Resources, Inc.	43,300	1,170,399
South Jersey Industries, Inc.	12,187	683,569
Southwest Gas Corp.	36,000	1,924,200
WGL Holdings, Inc.	16,416	657,625

		7,022,287

		24,948,521

TOTAL COMMON STOCK (Cost $344,384,692)		494,221,725

TOTAL EQUITIES (Cost $344,384,692)		494,221,725

MUTUAL FUNDS — 5.4%
Diversified Financial — 5.4%
iShares Russell 2000 Value Index Fund (a)	12,000	1,210,080
State Street Navigator Securities Lending Prime Portfolio (c)	25,958,510	25,958,510
T. Rowe Price Reserve Investment Fund	179,926	179,926

		27,348,516

TOTAL MUTUAL FUNDS (Cost $26,900,957)		27,348,516

TOTAL LONG-TERM INVESTMENTS (Cost $371,285,649)		521,570,241

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (d)	$13,242,250	13,242,250

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	36	36

TOTAL SHORT-TERM INVESTMENTS (Cost $13,242,286)		13,242,286

TOTAL INVESTMENTS — 105.6% (Cost $384,527,935) (e)		534,812,527

Other Assets/ (Liabilities) — (5.6)%		(28,300,744)

NET ASSETS — 100.0%		$506,511,783

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $25,316,989 or 5.00% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $13,242,254. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 4.000%, maturity dates ranging from 5/15/40 – 11/25/40, and an aggregate market value, including accrued interest, of $13,511,866.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Basic Materials — 5.1%
Chemicals — 2.7%
Albemarle Corp.	7,599	$504,726
Ashland, Inc.	6,905	686,909
Cabot Corp.	5,710	337,233
Cytec Industries, Inc.	3,403	332,167
Intrepid Potash, Inc. (a) (b)	5,188	80,206
Minerals Technologies, Inc.	3,288	212,273
NewMarket Corp.	1,065	416,181
Olin Corp. (b)	7,592	209,615
RPM International, Inc.	12,704	531,535
Sensient Technologies Corp.	4,788	270,091
The Valspar Corp.	7,526	542,775

		4,123,711

Forest Products & Paper — 1.2%
Domtar Corp.	3,104	348,331
Potlatch Corp.	3,901	150,930
Rayonier, Inc.	12,065	553,904
Rock-Tenn Co. Class A	6,842	722,310

		1,775,475

Iron & Steel — 0.8%
Carpenter Technology Corp.	5,061	334,229
Reliance Steel & Aluminum Co.	7,402	523,025
Steel Dynamics, Inc.	21,280	378,571

		1,235,825

Mining — 0.4%
Compass Minerals International, Inc.	3,195	263,651
Royal Gold, Inc.	6,214	389,121

		652,772

		7,787,783

Communications — 4.1%
Advertising — 0.2%
Lamar Advertising Co. Class A (a)	6,242	318,280

Internet — 1.3%
AOL, Inc. (a)	7,582	331,864
Conversant, Inc. (a)	6,039	169,998
Equinix, Inc. (a)	4,714	871,336
Rackspace Hosting, Inc. (a)	11,098	364,236
TIBCO Software, Inc. (a)	14,563	295,920

		2,033,354

Media — 1.0%
AMC Networks, Inc. (a)	5,656	413,397
FactSet Research Systems, Inc.	3,796	409,247
John Wiley & Sons, Inc. Class A	4,442	256,037
Meredith Corp.	3,561	165,337

	Number of Shares	Value
The New York Times Co. Class A	12,015	$205,697

		1,449,715

Telecommunications — 1.6%
ADTRAN, Inc.	5,384	131,423
Ciena Corp. (a)	10,021	227,878
InterDigital, Inc. (b)	3,844	127,275
JDS Uniphase Corp. (a)	22,281	311,934
Knowles Corp. (a)	8,112	256,096
NeuStar, Inc. Class A (a)	5,846	190,053
Plantronics, Inc.	4,087	181,667
Polycom, Inc. (a)	12,999	178,346
RF Micro Devices, Inc. (a)	26,961	212,453
Telephone & Data Systems, Inc.	9,443	247,501
tw telecom, Inc. (a)	13,450	420,447

		2,485,073

		6,286,422

Consumer, Cyclical — 12.5%
Airlines — 0.5%
Alaska Air Group, Inc.	6,554	611,554
JetBlue Airways Corp. (a) (b)	21,721	188,755

		800,309

Apparel — 1.1%
Ascena Retail Group, Inc. (a)	12,317	212,838
Carter’s, Inc.	5,091	395,316
Deckers Outdoor Corp. (a)	3,304	263,428
Under Armour, Inc. Class A (a)	7,676	879,977

		1,751,559

Auto Manufacturers — 0.3%
Oshkosh Corp.	8,065	474,787

Distribution & Wholesale — 1.2%
Ingram Micro, Inc. Class A (a)	14,748	435,951
LKQ Corp. (a)	28,761	757,852
Owens & Minor, Inc.	6,019	210,845
Tech Data Corp. (a)	3,631	221,346
Watsco, Inc.	2,591	258,867

		1,884,861

Entertainment — 0.6%
Bally Technologies, Inc. (a)	3,732	247,320
Cinemark Holdings, Inc.	9,906	287,373
DreamWorks Animation SKG, Inc. Class A (a) (b)	6,859	182,106
International Speedway Corp. Class A	2,603	88,476
Scientific Games Corp. Class A (a)	4,674	64,174

		869,449

Home Builders — 1.0%
KB Home	8,502	144,449
M.D.C. Holdings, Inc.	3,658	103,448
NVR, Inc. (a)	391	448,477

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Thor Industries, Inc.	4,273	$260,909
Toll Brothers, Inc. (a)	15,283	548,660

		1,505,943

Home Furnishing — 0.2%
Tempur Sealy International, Inc. (a)	5,788	293,278

Leisure Time — 1.0%
Brunswick Corp.	8,832	400,001
Life Time Fitness, Inc. (a) (b)	3,662	176,142
Polaris Industries, Inc.	6,271	876,122

		1,452,265

Office Furnishings — 0.2%
Herman Miller, Inc.	5,657	181,760
HNI Corp.	4,222	154,356

		336,116

Retail — 6.4%
Abercrombie & Fitch Co. Class A	7,291	280,704
Advance Auto Parts, Inc.	6,959	880,313
American Eagle Outfitters, Inc.	16,188	198,141
ANN, Inc. (a)	4,405	182,719
Big Lots, Inc. (a)	5,571	210,974
Bob Evans Farms, Inc.	2,357	117,921
Brinker International, Inc.	6,409	336,152
Cabela’s, Inc. (a) (b)	4,450	291,520
The Cheesecake Factory, Inc.	4,493	214,002
Chico’s FAS, Inc.	15,148	242,822
Copart, Inc. (a)	10,688	388,936
CST Brands, Inc.	7,212	225,303
Dick’s Sporting Goods, Inc.	9,722	530,918
Domino’s Pizza, Inc.	5,319	409,403
Foot Locker, Inc.	14,002	657,814
Guess?, Inc.	5,701	157,348
Hanesbrands, Inc.	9,492	725,948
HSN, Inc.	3,193	190,718
J.C. Penney Co., Inc. (a) (b)	29,071	250,592
Kate Spade & Co. (a)	11,776	436,772
MSC Industrial Direct Co., Inc. Class A	4,498	389,167
Office Depot, Inc. (a)	46,223	190,901
Panera Bread Co. Class A (a)	2,522	445,057
Signet Jewelers Ltd.	7,655	810,358
The Wendy’s Co.	25,163	229,487
Williams-Sonoma, Inc.	8,378	558,310
World Fuel Services Corp.	6,862	302,614

		9,854,914

		19,223,481

Consumer, Non-cyclical — 16.5%
Agriculture — 0.1%
Universal Corp. (b)	2,247	125,585

	Number of Shares	Value
Biotechnology — 0.3%
Bio-Rad Laboratories, Inc. Class A (a)	1,916	$245,478
Charles River Laboratories International, Inc. (a)	4,564	275,391

		520,869

Commercial Services — 4.7%
Aaron’s, Inc.	6,867	207,658
Apollo Education Group, Inc. (a)	9,464	324,047
Convergys Corp.	9,706	212,659
CoreLogic, Inc. (a)	8,749	262,820
The Corporate Executive Board Co.	3,206	237,981
Corrections Corporation of America	11,063	346,493
Deluxe Corp.	4,810	252,381
DeVry, Inc.	5,443	230,729
Donnelley (R.R.) & Sons Co.	18,872	337,809
FTI Consulting, Inc. (a)	3,922	130,760
Gartner, Inc. (a)	8,793	610,586
Global Payments, Inc.	6,867	488,312
HMS Holdings Corp. (a)	8,239	156,953
Manpower, Inc.	7,588	598,162
Rent-A-Center, Inc.	5,028	133,745
Rollins, Inc.	6,147	185,885
Service Corp. International	20,276	403,087
Sotheby’s	6,601	287,474
Towers Watson & Co. Class A	6,123	698,328
United Rentals, Inc. (a)	8,896	844,586
WEX, Inc. (a)	3,709	352,540

		7,302,995

Foods — 2.1%
Dean Foods Co.	9,116	140,933
Flowers Foods, Inc.	16,722	358,687
Hillshire Brands Co.	11,681	435,234
Ingredion, Inc.	7,090	482,687
Lancaster Colony Corp.	1,856	184,524
Post Holdings, Inc. (a)	3,597	198,267
SUPERVALU, Inc. (a)	19,075	130,473
The Hain Celestial Group, Inc. (a)	4,759	435,306
Tootsie Roll Industries, Inc. (b)	1,922	57,544
United Natural Foods, Inc. (a)	4,732	335,593
WhiteWave Foods Co. Class A (a)	16,559	472,594

		3,231,842

Health Care – Products — 2.9%
The Cooper Cos., Inc.	4,569	627,598
Henry Schein, Inc. (a)	8,152	973,104
Hill-Rom Holdings, Inc.	5,477	211,084
Hologic, Inc. (a)	26,182	562,913
IDEXX Laboratories, Inc. (a)	4,922	597,531
Masimo Corp. (a)	4,970	135,731
ResMed, Inc. (b)	13,517	604,075
Steris Corp.	5,614	268,068
Techne Corp.	3,169	270,537

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Thoratec Corp. (a)	5,440	$194,806

		4,445,447

Health Care – Services — 2.0%
Community Health Systems, Inc. (a)	10,820	423,819
Covance, Inc. (a)	5,404	561,476
Health Net, Inc. (a)	7,636	259,700
LifePoint Hospitals, Inc. (a)	4,501	245,530
MEDNAX, Inc. (a)	9,656	598,479
Universal Health Services, Inc. Class B	8,563	702,765
WellCare Health Plans, Inc. (a)	4,177	265,323

		3,057,092

Household Products — 1.5%
Church & Dwight Co., Inc.	13,089	904,057
Jarden Corp. (a)	11,811	706,652
The Scotts Miracle-Gro Co. Class A	4,202	257,499
Tupperware Brands Corp.	4,808	402,718

		2,270,926

Pharmaceuticals — 2.9%
Align Technology, Inc. (a)	6,842	354,347
Cubist Pharmaceuticals, Inc. (a)	7,138	522,145
Endo International PLC (a)	13,119	900,619
Mallinckrodt PLC (a)	5,550	351,926
Omnicare, Inc.	9,522	568,178
Salix Pharmaceuticals Ltd. (a)	6,043	626,115
Sirona Dental Systems, Inc. (a)	5,275	393,884
United Therapeutics Corp. (a)	4,432	416,741
VCA Antech, Inc. (a)	8,421	271,409

		4,405,364

		25,360,120

Energy — 6.0%
Coal — 0.1%
Alpha Natural Resources, Inc. (a) (b)	20,989	89,203

Oil & Gas — 2.8%
Atwood Oceanics, Inc. (a)	5,515	277,901
Bill Barrett Corp. (a)	4,638	118,733
Cimarex Energy Co.	8,304	989,089
Gulfport Energy Corp. (a)	8,133	578,907
Murphy USA, Inc. (a)	4,253	172,629
Patterson-UTI Energy, Inc.	13,764	436,044
Questar Corp.	16,707	397,292
Rosetta Resources, Inc. (a)	5,856	272,772
SM Energy Co.	6,399	456,185
Unit Corp. (a)	4,181	273,354
WPX Energy, Inc. (a)	19,255	347,168

		4,320,074

Oil & Gas Services — 2.7%
CARBO Ceramics, Inc. (b)	1,896	261,629
Dresser-Rand Group, Inc. (a)	7,280	425,225
Dril-Quip, Inc. (a)	3,882	435,172

	Number of Shares	Value
Helix Energy Solutions Group, Inc. (a)	9,384	$215,644
HollyFrontier Corp.	18,990	903,544
Oceaneering International, Inc.	10,325	741,955
Oil States International, Inc. (a)	5,090	501,874
Superior Energy Services, Inc.	15,139	465,676
Tidewater, Inc.	4,723	229,632

		4,180,351

Pipelines — 0.4%
National Fuel Gas Co.	7,994	559,900

		9,149,528

Financial — 21.2%
Banks — 4.3%
Associated Banc-Corp.	15,398	278,088
BancorpSouth, Inc.	8,028	200,379
Bank of Hawaii Corp.	4,253	257,774
Cathay General Bancorp	7,067	178,018
City National Corp.	4,541	357,468
Commerce Bancshares, Inc.	7,789	361,565
Cullen/Frost Bankers, Inc.	5,046	391,216
East West Bancorp, Inc.	13,668	498,882
First Horizon National Corp.	22,564	278,440
FirstMerit Corp.	15,757	328,218
Fulton Financial Corp.	18,299	230,201
Hancock Holding Co.	7,858	287,996
International Bancshares Corp.	5,390	135,181
Prosperity Bancshares, Inc.	5,436	359,591
Signature Bank (a)	4,513	566,788
SVB Financial Group (a)	4,376	563,541
Synovus Financial Corp.	92,830	314,694
TCF Financial Corp.	15,799	263,211
Trustmark Corp.	6,445	163,381
Valley National Bancorp (b)	19,125	199,091
Webster Financial Corp.	8,627	267,955
Westamerica Bancorp. (b)	2,485	134,389

		6,616,067

Diversified Financial — 2.4%
Affiliated Managers Group, Inc. (a)	5,082	1,016,654
CBOE Holdings, Inc.	8,251	467,007
Eaton Vance Corp.	11,714	447,006
Federated Investors, Inc. Class B (b)	9,000	274,860
Greenhill & Co., Inc. (b)	2,536	131,821
Janus Capital Group, Inc. (b)	14,403	156,561
Raymond James Financial, Inc.	11,820	661,093
Waddell & Reed Financial, Inc. Class A	8,096	596,027

		3,751,029

Insurance — 5.0%
Alleghany Corp. (a)	1,594	649,364
American Financial Group, Inc.	6,828	394,044
Arthur J. Gallagher & Co.	12,765	607,359
Aspen Insurance Holdings Ltd.	6,239	247,688

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Brown & Brown, Inc.	11,378	$349,987
Everest Re Group Ltd.	4,520	691,786
Fidelity National Financial, Inc. Class A	26,367	828,978
First American Financial Corp.	10,128	268,898
The Hanover Insurance Group, Inc.	4,185	257,126
HCC Insurance Holdings, Inc.	9,513	432,746
Kemper Corp.	4,896	191,776
Mercury General Corp.	3,488	157,239
Old Republic International Corp.	23,109	378,988
Primerica, Inc.	5,242	246,951
Protective Life Corp.	7,496	394,215
Reinsurance Group of America, Inc. Class A	6,750	537,503
RenaissanceRe Holdings Ltd.	3,976	388,058
StanCorp Financial Group, Inc.	4,174	278,823
W.R. Berkley Corp.	9,933	413,411

		7,714,940

Real Estate — 0.4%
Alexander & Baldwin, Inc.	4,088	173,985
Jones Lang LaSalle, Inc.	4,247	503,270

		677,255

Real Estate Investment Trusts (REITS) — 8.2%
Alexandria Real Estate Equities, Inc.	6,835	495,948
American Campus Communities, Inc.	10,000	373,500
BioMed Realty Trust, Inc.	18,372	376,442
BRE Properties, Inc.	7,376	463,065
Camden Property Trust	8,151	548,888
Corporate Office Properties Trust	8,341	222,204
Duke Realty Corp.	31,204	526,724
Equity One, Inc.	6,113	136,564
Essex Property Trust, Inc.	3,683	626,294
Extra Space Storage, Inc.	10,496	509,161
Federal Realty Investment Trust	6,375	731,340
Highwoods Properties, Inc.	8,573	329,289
Home Properties, Inc.	5,444	327,293
Hospitality Properties Trust	14,278	410,064
Kilroy Realty Corp.	7,833	458,857
Liberty Property Trust	13,988	516,997
Mack-Cali Realty Corp.	8,455	175,780
Mid-America Apartment Communities, Inc.	7,154	488,404
National Retail Properties, Inc.	11,642	399,553
OMEGA Healthcare Investors, Inc.	11,852	397,279
Realty Income Corp. (b)	20,955	856,221
Regency Centers Corp.	8,808	449,737
Senior Housing Properties Trust	17,958	403,516
SL Green Realty Corp.	9,069	912,523
Taubman Centers, Inc.	6,023	426,368
UDR, Inc.	23,990	619,662
Weingarten Realty Investors	10,700	321,000

		12,502,673

	Number of Shares	Value
Savings & Loans — 0.9%
Astoria Financial Corp.	7,856	$108,570
First Niagara Financial Group, Inc.	33,785	319,268
New York Community Bancorp, Inc. (b)	42,206	678,251
Washington Federal, Inc.	9,784	227,967

		1,334,056

		32,596,020

Industrial — 18.2%
Aerospace & Defense — 1.5%
Alliant Techsystems, Inc.	3,037	431,710
BE Aerospace, Inc. (a)	9,428	818,256
Esterline Technologies Corp. (a)	3,036	323,455
Exelis, Inc.	18,083	343,758
Triumph Group, Inc.	5,007	323,352

		2,240,531

Building Materials — 1.5%
Eagle Materials, Inc.	4,770	422,908
Fortune Brands Home & Security, Inc.	15,813	665,411
Lennox International, Inc.	4,302	391,095
Louisiana-Pacific Corp. (a)	13,486	227,509
Martin Marietta Materials, Inc.	4,405	565,382

		2,272,305

Electrical Components & Equipment — 0.9%
Energizer Holdings, Inc.	5,977	602,123
General Cable Corp.	4,643	118,907
Hubbell, Inc. Class B	5,144	616,612

		1,337,642

Electronics — 2.7%
Arrow Electronics, Inc. (a)	9,538	566,176
Avnet, Inc.	13,199	614,149
Gentex Corp.	13,900	438,267
Itron, Inc. (a)	3,779	134,306
Mettler-Toledo International, Inc. (a)	2,804	660,847
National Instruments Corp.	9,378	269,055
Trimble Navigation Ltd. (a)	24,796	963,820
Vishay Intertechnology, Inc.	12,943	192,592
Woodward, Inc.	5,657	234,935

		4,074,147

Engineering & Construction — 0.7%
AECOM Technology Corp. (a)	9,448	303,942
Granite Construction, Inc.	3,488	139,276
KBR, Inc.	14,136	377,149
URS Corp.	6,884	323,961

		1,144,328

Environmental Controls — 0.6%
Clean Harbors, Inc. (a)	5,273	288,908
MSA Safety, Inc.	3,032	172,824

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Waste Connections, Inc.	11,789	$517,065

		978,797

Hand & Machine Tools — 0.8%
Kennametal, Inc.	7,501	332,294
Lincoln Electric Holdings, Inc.	7,730	556,637
Regal-Beloit Corp.	4,304	312,944

		1,201,875

Machinery – Construction & Mining — 0.3%
Terex Corp.	10,565	468,030

Machinery – Diversified — 1.9%
AGCO Corp.	8,316	458,711
Graco, Inc.	5,808	434,090
IDEX Corp.	7,717	562,492
Nordson Corp.	5,773	406,939
Wabtec Corp.	9,160	709,900
Zebra Technologies Corp. Class A (a)	4,806	333,584

		2,905,716

Manufacturing — 3.3%
A.O. Smith Corp.	7,315	336,636
Acuity Brands, Inc.	4,109	544,730
AptarGroup, Inc.	6,246	412,861
The Brink’s Co.	4,656	132,929
Carlisle Cos., Inc.	6,075	481,990
CLARCOR, Inc.	4,811	275,911
Crane Co.	4,671	332,342
Donaldson Co., Inc.	12,747	540,473
Harsco Corp.	7,734	181,208
ITT Corp.	8,721	372,910
Matthews International Corp. Class A	2,574	105,045
SPX Corp.	4,283	421,062
Teleflex, Inc.	3,931	421,560
Trinity Industries, Inc.	7,394	532,885

		5,092,542

Metal Fabricate & Hardware — 0.8%
Commercial Metals Co.	11,190	211,267
The Timken Co.	7,421	436,207
Valmont Industries, Inc. (b)	2,561	381,179
Worthington Industries, Inc.	5,053	193,277

		1,221,930

Packaging & Containers — 0.9%
Greif, Inc. Class A	2,928	153,691
Packaging Corporation of America	9,370	659,367
Silgan Holdings, Inc.	4,178	206,894
Sonoco Products Co.	9,752	400,027

		1,419,979

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	4,654	475,918

Transportation — 1.8%
Con-way, Inc.	5,431	223,105

	Number of Shares	Value
Genesee & Wyoming, Inc. Class A (a)	4,857	$472,683
J.B. Hunt Transport Services, Inc.	8,724	627,430
Kirby Corp. (a)	5,430	549,787
Landstar System, Inc.	4,341	257,074
Old Dominion Freight Line, Inc. (a)	6,654	377,548
UTI Worldwide, Inc.	8,684	91,964
Werner Enterprises, Inc.	4,460	113,775

		2,713,366

Trucking & Leasing — 0.2%
GATX Corp.	4,390	297,993

		27,845,099

Technology — 9.7%
Computers — 2.9%
3D Systems Corp. (a) (b)	9,159	541,755
Cadence Design Systems, Inc. (a)	27,583	428,640
Diebold, Inc.	6,132	244,605
DST Systems, Inc.	2,802	265,602
Fortinet, Inc. (a)	13,052	287,536
Jack Henry & Associates, Inc.	8,140	453,886
Lexmark International, Inc. Class A	5,899	273,065
Mentor Graphics Corp.	9,292	204,610
MICROS Systems, Inc. (a)	7,177	379,879
NCR Corp. (a)	15,906	581,364
Riverbed Technology, Inc. (a)	15,343	302,410
Synopsys, Inc. (a)	14,701	564,665

		4,528,017

Semiconductors — 2.7%
Advanced Micro Devices, Inc. (a) (b)	58,888	236,141
Atmel Corp. (a)	40,592	339,349
Cree, Inc. (a)	11,605	656,379
Cypress Semiconductor Corp.	13,541	139,066
Fairchild Semiconductor International, Inc. (a)	11,855	163,480
Integrated Device Technology, Inc. (a)	12,872	157,425
International Rectifier Corp. (a)	6,802	186,375
Intersil Corp. Class A	12,260	158,399
Rovi Corp. (a)	9,355	213,107
Semtech Corp. (a)	6,578	166,687
Silicon Laboratories, Inc. (a)	3,789	197,975
Skyworks Solutions, Inc. (a)	18,027	676,373
SunEdison, Inc. (a)	23,453	441,855
Teradyne, Inc. (a) (b)	18,506	368,084

		4,100,695

Software — 4.1%
ACI Worldwide, Inc. (a)	3,672	217,346
Acxiom Corp. (a)	7,285	250,568
Advent Software, Inc.	3,937	115,590
Allscripts Healthcare Solutions, Inc. (a)	15,218	274,380

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ANSYS, Inc. (a)	8,830	$680,087
Broadridge Financial Solutions, Inc.	11,379	422,616
CommVault Systems, Inc. (a)	4,260	276,687
Compuware Corp.	20,808	218,484
Concur Technologies, Inc. (a)	4,539	449,679
Fair Isaac Corp.	3,329	184,160
Informatica Corp. (a)	10,420	393,668
Leidos Holdings, Inc. (b)	6,941	245,503
ManTech International Corp. Class A	2,317	68,143
MSCI, Inc. (a)	11,153	479,802
PTC, Inc. (a)	11,323	401,174
Science Applications International Corp.	4,013	150,046
SEI Investments Co.	13,584	456,558
Solarwinds, Inc. (a)	6,237	265,883
Solera Holdings, Inc.	6,580	416,777
VeriFone Systems, Inc. (a)	10,600	358,492

		6,325,643

		14,954,355

Utilities — 4.3%
Electric — 2.5%
Alliant Energy Corp.	10,590	601,618
Black Hills Corp.	4,247	244,839
Cleco Corp.	5,772	291,948
Great Plains Energy, Inc.	14,692	397,272
Hawaiian Electric Industries, Inc. (b)	9,683	246,142
IDACORP, Inc.	4,794	265,923
MDU Resources Group, Inc.	18,071	620,016
OGE Energy Corp.	18,955	696,786
Westar Energy, Inc.	12,295	432,292

		3,796,836

Gas — 1.5%
Atmos Energy Corp.	9,557	450,422
Energen Corp.	6,940	560,821
ONE Gas, Inc. (a)	4,957	178,105
PNM Resources, Inc.	7,605	205,563
UGI Corp.	10,949	499,384
Vectren Corp.	7,867	309,881
WGL Holdings, Inc.	4,949	198,257

		2,402,433

Water — 0.3%
Aqua America, Inc.	16,876	423,081

		6,622,350

TOTAL COMMON STOCK (Cost $124,824,764)		149,825,158

TOTAL EQUITIES (Cost $124,824,764)		149,825,158

	Number of Shares	Value
MUTUAL FUNDS — 4.5%
Diversified Financial — 4.5%
State Street Navigator Securities Lending Prime Portfolio (c)	6,856,050	$6,856,050

TOTAL MUTUAL FUNDS (Cost $6,856,050)		6,856,050

TOTAL LONG-TERM INVESTMENTS (Cost $131,680,814)		156,681,208

	Principal Amount
SHORT-TERM INVESTMENTS — 2.3%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (d)	$3,263,292	3,263,292

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	31	31

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (e) 0.000% 4/10/14	325,000	324,996

TOTAL SHORT-TERM INVESTMENTS (Cost $3,588,319)		3,588,319

TOTAL INVESTMENTS — 104.4% (Cost $135,269,133) (f)		160,269,527

Other Assets/(Liabilities) — (4.4)%		(6,808,497)

NET ASSETS — 100.0%		$153,461,030

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $6,674,189 or 4.35% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $3,263,293. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $3,331,048.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Basic Materials — 3.6%
Chemicals — 2.0%
A. Schulman, Inc.	2,177	$78,938
Aceto Corp.	1,973	39,637
American Vanguard Corp.	2,064	44,686
Axiall Corp.	5,098	229,002
Balchem Corp.	2,178	113,517
Chemtura Corp. (a)	7,165	181,203
Ferro Corp. (a)	5,216	71,250
H.B. Fuller Co.	3,667	177,043
Hawkins, Inc.	682	25,057
Innophos Holdings, Inc.	1,617	91,684
Innospec, Inc.	1,737	78,564
Intrepid Potash, Inc. (a) (b)	3,943	60,959
KMG Chemicals, Inc.	556	8,718
Kraton Performance Polymers, Inc. (a)	2,344	61,272
Landec Corp. (a)	1,957	21,840
Minerals Technologies, Inc.	2,543	164,176
Oil-Dri Corp. of America	344	11,882
Olin Corp. (b)	5,860	161,795
OM Group, Inc.	2,308	76,672
OMNOVA Solutions, Inc. (a)	3,382	35,105
Penford Corp. (a)	682	9,793
PolyOne Corp.	7,245	265,602
Quaker Chemical Corp.	971	76,544
Sensient Technologies Corp.	3,643	205,502
Stepan Co.	1,360	87,802
Taminco Corp. (a)	1,166	24,498
Zep, Inc.	1,626	28,780

		2,431,521

Forest Products & Paper — 0.7%
Clearwater Paper Corp. (a)	1,549	97,076
Deltic Timber Corp.	801	52,249
KapStone Paper and Packaging Corp. (a)	5,964	172,002
Neenah Paper, Inc.	1,187	61,392
Orchids Paper Products Co.	454	13,892
P.H. Glatfelter Co.	3,166	86,178
Potlatch Corp.	2,968	114,832
Resolute Forest Products (a) (b)	5,140	103,262
Schweitzer-Mauduit International, Inc.	2,308	98,298
Wausau Paper Corp.	3,556	45,268
Xerium Technologies, Inc. (a)	778	12,487

		856,936

Iron & Steel — 0.1%
AK Steel Holding Corp. (a) (b)	9,820	70,900
Olympic Steel, Inc.	672	19,286
Schnitzer Steel Industries, Inc. Class A	1,862	53,719

	Number of Shares	Value
Shiloh Industries, Inc. (a)	426	$7,557
Universal Stainless & Alloy (a)	511	17,257

		168,719

Mining — 0.8%
Allied Nevada Gold Corp. (a) (b)	7,489	32,277
AMCOL International Corp.	2,050	93,849
Century Aluminum Co. (a)	3,708	48,983
Coeur d’Alene Mines Corp. (a)	7,530	69,954
General Moly, Inc. (a) (b)	3,978	3,938
Globe Specialty Metals, Inc.	4,742	98,728
Gold Resource Corp. (b)	2,284	10,917
Hecla Mining Co. (b)	24,629	75,611
Horsehead Holding Corp. (a)	3,752	63,109
Kaiser Aluminum Corp.	1,392	99,417
Materion Corp.	1,480	50,216
Midway Gold Corp. (a) (b)	7,713	8,099
Molycorp, Inc. (a) (b)	10,727	50,310
Noranda Aluminum Holding Corp.	2,281	9,375
Paramount Gold and Silver Corp. (a) (b)	10,957	13,477
RTI International Metals, Inc. (a)	2,265	62,922
Stillwater Mining Co. (a)	8,651	128,121
United States Lime & Minerals, Inc.	136	7,657
Ur-Energy, Inc. (a) (b)	9,175	14,221
Uranium Energy Corp. (a) (b)	6,573	8,676
US Silica Holdings, Inc. (b)	1,545	58,973

		1,008,830

		4,466,006

Communications — 6.3%
Advertising — 0.1%
Harte-Hanks, Inc.	3,080	27,227
Marchex, Inc. Class B	1,685	17,710
Marin Software, Inc. (a) (b)	644	6,807
MDC Partners, Inc. Class A	2,912	66,452
Millennial Media, Inc. (a) (b)	2,702	18,698
Sizmek, Inc. (a)	1,813	19,272
Valuevision Media, Inc. Class A (a)	2,706	13,151

		169,317

Internet — 2.3%
1-800-Flowers.com, Inc. Class A (a)	1,833	10,320
Angie’s List, Inc. (a) (b)	3,044	37,076
Bankrate, Inc. (a)	3,330	56,410
Barracuda Networks, Inc. (a) (b)	327	11,098
Bazaarvoice, Inc. (a)	3,729	27,222
Blucora, Inc. (a)	2,953	58,145
Blue Nile, Inc. (a)	891	31,007
Boingo Wireless, Inc. (a)	1,354	9,180
Borderfree, Inc. (a) (b)	68	1,268
Brightcove, Inc. (a)	2,049	20,142
ChannelAdvisor Corp. (a)	478	18,040

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chegg, Inc. (a) (b)	1,068	$7,476
Cogent Communications Group, Inc.	3,459	122,898
Comscore, Inc. (a)	2,628	86,172
Constant Contact, Inc. (a)	2,292	56,062
Conversant, Inc. (a)	4,879	137,344
Coupons.com, Inc. (a) (b)	38	937
Covisint Corp. (a) (b)	509	3,731
CyrusOne, Inc.	1,379	28,725
Dealertrack Technologies, Inc. (a)	3,177	156,277
Dice Holdings, Inc. (a)	2,754	20,545
Digital River, Inc. (a)	2,403	41,884
eGain Corp. (a)	940	6,636
Endurance International Group Holdings, Inc. (a) (b)	1,625	21,141
ePlus, Inc. (a)	278	15,501
FTD Cos., Inc. (a)	1,330	42,307
Global Eagle Entertainment, Inc. (a)	2,025	31,954
Global Sources Ltd. (a) (b)	1,396	12,508
HealthStream, Inc. (a)	1,451	38,742
ICG Group, Inc. (a)	2,738	55,910
Internap Network Services Corp. (a)	3,851	27,265
IntraLinks Holdings, Inc. (a)	2,754	28,173
Limelight Networks, Inc. (a)	3,587	7,820
Lionbridge Technologies, Inc. (a)	4,193	28,135
Liquidity Services, Inc. (a) (b)	1,790	46,629
magicJack VocalTec Ltd. (a) (b)	1,366	29,000
Marketo, Inc. (a)	566	18,491
Mavenir Systems, Inc. (a)	441	7,894
ModusLink Global Solutions, Inc. (a)	2,537	10,732
Move, Inc. (a)	2,864	33,108
Net Element International, Inc. (a) (b)	176	611
NIC, Inc.	4,775	92,205
Nutrisystem, Inc.	2,089	31,481
OpenTable, Inc. (a) (b)	1,666	128,165
Orbitz Worldwide, Inc. (a)	1,813	14,214
Overstock.com, Inc. (a) (b)	834	16,430
PC-Tel, Inc.	1,382	12,065
Perficient, Inc. (a)	2,410	43,669
Q2 Holdings, Inc. (a)	43	668
QuinStreet, Inc. (a)	2,435	16,168
ReachLocal, Inc. (a) (b)	741	7,299
RealNetworks, Inc. (a)	1,624	12,310
Reis, Inc. (a)	593	10,704
RetailMeNot, Inc. (a)	748	23,936
RingCentral, Inc. Class A (a) (b)	644	11,656
Safeguard Scientifics, Inc. (a)	1,510	33,492
Sapient Corp. (a)	8,063	137,555
Shutterfly, Inc. (a)	2,783	118,778
Shutterstock, Inc. (a) (b)	534	38,774
Spark Networks, Inc. (a) (b)	1,254	6,558
SPS Commerce, Inc. (a)	1,186	72,880
Stamps.com, Inc. (a)	1,003	33,661
support.com, Inc. (a)	4,106	10,470

	Number of Shares	Value
TechTarget, Inc. (a)	756	$5,451
TeleCommunication Systems, Inc. Class A (a)	3,336	7,673
Textura Corp. (a) (b)	369	9,302
Towerstream Corp. (a) (b)	4,506	10,589
Travelzoo, Inc. (a)	626	14,335
Tremor Video, Inc. (a) (b)	512	2,109
Trulia, Inc. (a) (b)	2,054	68,193
United Online, Inc.	1,043	12,057
Unwired Planet, Inc. (a)	7,711	16,733
VASCO Data Security International, Inc. (a)	2,107	15,887
VirnetX Holding Corp. (a) (b)	3,039	43,093
Vitacost.com, Inc. (a)	1,511	10,713
Vocus, Inc. (a)	1,384	18,449
Web.com Group, Inc. (a)	3,076	104,676
WebMD Health Corp. (a) (b)	2,095	86,733
Wix.com Ltd. (a)	580	13,323
XO Group, Inc. (a)	1,939	19,661
Yelp, Inc. (a)	2,372	182,478
YuMe, Inc. (a) (b)	399	2,917
Zix Corp. (a)	4,615	19,106

		2,941,132

Media — 0.9%
Acacia Research (b)	3,544	54,152
AH Belo Corp. Class A	1,346	15,587
Beasley Broadcasting Group, Inc. Class A	293	2,666
Central European Media Enterprises Ltd. Class A (a) (b)	5,514	16,211
Courier Corp.	855	13,167
Crown Media Holdings, Inc. Class A (a)	2,430	9,331
Cumulus Media, Inc. Class A (a)	6,808	47,043
Daily Journal Corp. (a)	66	11,416
Demand Media, Inc. (a)	2,461	11,936
Dex Media, Inc. (a)	1,174	10,801
The E.W. Scripps Co. Class A (a)	2,245	39,781
Entercom Communications Corp. Class A (a)	1,769	17,814
Entravision Communications Corp. Class A	4,079	27,329
Gray Television, Inc. (a)	3,619	37,529
Hemisphere Media Group, Inc. (a) (b)	703	8,851
Houghton Mifflin Harcourt Co. (a) (b)	1,514	30,780
Journal Communications, Inc. Class A (a)	3,159	27,989
Martha Stewart Living Omnimedia, Inc. (a)	1,652	7,483
The McClatchy Co. Class A (a) (b)	4,364	28,017
Media General, Inc. Class A (a) (b)	1,408	25,865
Meredith Corp.	2,613	121,322

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The New York Times Co. Class A	9,416	$161,202
Nexstar Broadcasting Group, Inc. Class A	2,172	81,493
Saga Communications, Inc. Class A	359	17,839
Salem Communications Corp. Class A	828	8,272
Scholastic Corp.	1,960	67,581
Sinclair Broadcast Group, Inc. Class A	5,004	135,558
World Wrestling Entertainment, Inc. Class A	2,070	59,782

		1,096,797

Telecommunications — 3.0%
8x8, Inc. (a)	6,499	70,254
ADTRAN, Inc.	4,348	106,135
Aerohive Networks, Inc. (a)	55	580
Alliance Fiber Optic Products, Inc. (b)	912	13,197
Anixter International, Inc.	1,972	200,197
ARRIS Group, Inc. (a)	8,499	239,502
Aruba Networks, Inc. (a)	7,788	146,025
Atlantic Tele-Network, Inc.	704	46,408
Aviat Networks, Inc. (a)	4,896	7,785
Black Box Corp.	1,160	28,234
CalAmp Corp. (a)	2,598	72,406
Calix, Inc. (a)	3,007	25,349
Cbeyond, Inc. (a)	1,856	13,456
Ciena Corp. (a)	7,406	168,412
Cincinnati Bell, Inc. (a)	15,535	53,751
Comtech Telecommunications Corp.	1,207	38,455
Comverse, Inc. (a)	1,597	55,224
Consolidated Communications Holdings, Inc. (b)	2,883	57,689
Contra Leap Wireless (c)	3,887	-
Cyan, Inc. (a) (b)	621	2,652
DigitalGlobe, Inc. (a)	5,440	157,814
EarthLink Holdings Corp.	7,528	27,176
Extreme Networks, Inc. (a)	6,695	38,831
Fairpoint Communications, Inc. (a) (b)	1,507	20,495
Finisar Corp. (a)	6,816	180,692
General Communication, Inc. Class A (a)	2,260	25,787
Gigamon, Inc. (a)	602	18,295
Gogo, Inc. (a) (b)	819	16,822
Harmonic, Inc. (a)	7,280	51,979
Hawaiian Telcom Holdco, Inc. (a)	774	22,051
HickoryTech Corp.	1,045	13,366
IDT Corp. Class B	1,077	17,943
Infinera Corp. (a)	9,041	82,092
Inteliquent, Inc.	2,369	34,422
InterDigital, Inc. (b)	3,026	100,191
Iridium Communications, Inc. (a) (b)	4,624	34,726
Ixia (a)	4,064	50,800
KVH Industries, Inc. (a)	1,156	15,213
Loral Space & Communications, Inc. (a)	961	67,972

	Number of Shares	Value
Lumos Networks Corp.	1,200	$16,044
Mastec, Inc. (a)	4,334	188,269
Neonode, Inc. (a) (b)	1,846	10,504
NeoPhotonics Corp. (a)	1,430	11,340
NETGEAR, Inc. (a)	2,640	89,047
NII Holdings, Inc. (a) (b)	13,589	16,171
NTELOS Holdings Corp. (b)	1,045	14,108
Numerex Corp. Class A (a)	1,068	11,673
Oplink Communications, Inc. (a)	1,374	24,677
ORBCOMM, Inc. (a)	3,037	20,803
Parkervision, Inc. (a) (b)	6,463	31,022
Plantronics, Inc.	3,161	140,506
Preformed Line Products Co.	203	13,916
Premiere Global Services, Inc. (a)	3,464	41,776
Procera Networks, Inc. (a) (b)	1,563	16,240
RF Micro Devices, Inc. (a)	20,522	161,713
RigNet, Inc. (a)	852	45,863
Ruckus Wireless, Inc. (a)	3,324	40,420
Shenandoah Telecom Co.	1,727	55,765
ShoreTel, Inc. (a)	4,236	36,430
Sonus Networks, Inc. (a)	14,581	49,138
Straight Path Communications, Inc. (a)	540	3,974
TeleNav, Inc. (a)	1,276	7,605
Tessco Technologies, Inc.	376	14,047
Ubiquiti Networks, Inc. (a) (b)	905	41,150
USA Mobility, Inc.	1,611	29,272
ViaSat, Inc. (a)	2,887	199,318
Vonage Holdings Corp. (a)	11,190	47,781
Vringo, Inc. (a) (b)	4,876	16,920
West Corp.	1,532	36,661
Westell Technologies, Inc. (a)	3,314	12,229

		3,766,760

		7,974,006

Consumer, Cyclical — 13.0%
Airlines — 0.5%
Allegiant Travel Co.	1,099	123,011
Hawaiian Holdings, Inc. (a) (b)	3,735	52,141
JetBlue Airways Corp. (a) (b)	17,042	148,095
Republic Airways Holdings, Inc. (a)	3,542	32,374
SkyWest, Inc.	3,745	47,786
Spirit Airlines, Inc. (a)	4,411	262,013

		665,420

Apparel — 0.9%
American Apparel, Inc. (a) (b)	4,512	2,260
Crocs, Inc. (a)	6,481	101,104
G-III Apparel Group Ltd. (a)	1,238	88,616
Iconix Brand Group, Inc. (a)	3,519	138,191
The Jones Group, Inc.	5,773	86,422
Oxford Industries, Inc.	996	77,887
Perry Ellis International, Inc. (a)	868	11,926
Quiksilver, Inc. (a)	9,824	73,778
RG Barry Corp.	687	12,971

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Skechers U.S.A., Inc. Class A (a)	2,844	$103,920
Steven Madden Ltd. (a)	4,390	157,952
Unifi, Inc. (a)	1,074	24,777
Vince Holding Corp. (a)	827	21,800
Weyco Group, Inc.	490	13,240
Wolverine World Wide, Inc. (b)	7,320	208,986

		1,123,830

Auto Manufacturers — 0.1%
Wabash National Corp. (a)	4,932	67,864

Automotive & Parts — 1.1%
Accuride Corp. (a)	3,145	13,932
American Axle & Manufacturing Holdings, Inc. (a)	4,953	91,730
Commercial Vehicle Group, Inc. (a)	1,887	17,209
Cooper Tire & Rubber Co.	4,652	113,044
Dana Holding Corp.	11,524	268,164
Dorman Products, Inc. (a)	1,851	109,320
Douglas Dynamics, Inc.	1,623	28,273
Federal-Mogul Corp. (a)	1,420	26,568
Fuel Systems Solutions, Inc. (a)	978	10,523
Gentherm, Inc. (a)	2,570	89,230
Meritor, Inc. (a)	7,195	88,139
Miller Industries, Inc.	832	16,249
Modine Manufacturing Co. (a)	3,401	49,825
Remy International, Inc.	1,009	23,833
Spartan Motors, Inc.	2,365	12,156
Standard Motor Products, Inc.	1,429	51,115
Superior Industries International, Inc.	1,682	34,464
Tenneco, Inc. (a)	4,437	257,657
Titan International, Inc. (b)	3,966	75,314
Tower International, Inc. (a)	483	13,147

		1,389,892

Distribution & Wholesale — 1.0%
Beacon Roofing Supply, Inc. (a)	3,560	137,630
BlueLinx Holdings, Inc. (a)	2,368	3,078
Chindex International, Inc. (a)	883	16,848
Core-Mark Holding Co., Inc.	856	62,146
Houston Wire & Cable Co.	1,352	17,752
MWI Veterinary Supply, Inc. (a)	936	145,660
Owens & Minor, Inc.	4,620	161,839
Pool Corp.	3,388	207,752
Rentrak Corp. (a)	752	45,330
ScanSource, Inc. (a)	2,060	83,986
Speed Commerce, Inc. (a)	3,494	12,718
United Stationers, Inc.	2,974	122,142
Watsco, Inc.	1,869	186,732

		1,203,613

Entertainment — 0.7%
AMC Entertainment Holdings, Inc. Class A (a)	1,534	37,200
Ascent Media Corp. Series A (a)	1,045	78,950

	Number of Shares	Value
Carmike Cinemas, Inc. (a)	1,653	$49,359
Churchill Downs, Inc.	1,010	92,213
International Speedway Corp. Class A	2,066	70,223
Isle of Capri Casinos, Inc. (a)	1,684	12,916
Marriott Vacations Worldwide Corp. (a)	2,132	119,200
National CineMedia, Inc.	4,471	67,065
Pinnacle Entertainment, Inc. (a)	4,289	101,649
Reading International, Inc. Series A (a)	1,304	9,558
Scientific Games Corp. Class A (a)	3,435	47,163
Speedway Motorsports, Inc.	862	16,145
Vail Resorts, Inc.	2,614	182,196

		883,837

Home Builders — 0.7%
Beazer Homes USA, Inc. (a)	1,800	36,144
Cavco Industries, Inc. (a)	500	39,225
Hovnanian Enterprises, Inc. Class A (a) (b)	8,103	38,327
Installed Building Products, Inc. (a)	648	9,040
KB Home	6,131	104,166
LGI Homes, Inc. (a)	653	11,264
M.D.C. Holdings, Inc.	2,880	81,446
M/I Homes, Inc. (a)	1,734	38,876
Meritage Home Corp. (a)	2,843	119,065
The New Home Co., Inc. (a)	671	9,555
The Ryland Group, Inc.	3,375	134,764
Standard Pacific Corp. (a)	10,890	90,496
TRI Pointe Homes, Inc. (a) (b)	1,077	17,480
UCP, Inc. Class A (a)	523	7,876
WCI Communities, Inc. (a)	470	9,287
William Lyon Homes Class A (a)	988	27,279
Winnebago Industries, Inc. (a)	2,020	55,328

		829,618

Home Furnishing — 0.3%
American Woodmark Corp. (a)	744	25,043
Bassett Furniture Industries, Inc.	844	12,533
DTS, Inc. (a)	1,314	25,965
Ethan Allen Interiors, Inc.	1,786	45,454
Flexsteel Industries, Inc.	350	13,167
Hooker Furniture Corp.	824	12,904
Kimball International, Inc. Class B	2,337	42,323
La-Z-Boy, Inc.	3,844	104,172
Norcraft Cos., Inc. (a)	475	8,042
Universal Electronics, Inc. (a)	1,171	44,955
VOXX International Corp. (a)	1,427	19,521

		354,079

Housewares — 0.1%
EveryWare Global, Inc. (a) (b)	674	3,073
Libbey, Inc. (a)	1,506	39,156
Lifetime Brands, Inc.	789	14,092
National Presto Industries, Inc. (b)	349	27,236

		83,557

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time — 0.7%
Arctic Cat, Inc.	948	$45,305
Black Diamond, Inc. (a) (b)	1,716	20,987
Brunswick Corp.	6,595	298,688
Callaway Golf Co.	5,641	57,651
ClubCorp Holdings, Inc.	1,487	28,104
Diamond Resorts International, Inc. (a)	1,279	21,679
Fox Factory Holding Corp. (a)	766	14,478
Interval Leisure Group, Inc.	2,909	76,041
Johnson Outdoors, Inc.	350	8,897
Life Time Fitness, Inc. (a) (b)	3,141	151,082
Malibu Boats, Inc. (a)	605	13,443
Marine Products Corp.	816	6,136
Multimedia Games Holding Co. (a)	2,078	60,345
Nautilus, Inc. (a)	2,279	21,947
Town Sports International Holdings, Inc.	1,645	13,966

		838,749

Lodging — 0.2%
Boyd Gaming Corp. (a)	5,002	66,026
Caesars Entertainment Corp. (a) (b)	2,904	55,205
Intrawest Resorts Holdings, Inc. (a)	1,316	17,161
Marcus Corp.	1,374	22,946
Monarch Casino & Resort, Inc. (a)	626	11,600
Morgans Hotel Group Co. (a)	1,963	15,782
Orient-Express Hotels Ltd. Class A (a)	7,049	101,576

		290,296

Office Furnishings — 0.4%
Herman Miller, Inc.	4,288	137,773
HNI Corp.	3,330	121,745
Interface, Inc.	4,378	89,968
Knoll, Inc.	3,587	65,247
Steelcase, Inc. Class A	6,201	102,999

		517,732

Retail — 6.0%
Aeropostale, Inc. (a) (b)	5,654	28,383
America’s Car-Mart, Inc. (a)	587	21,555
ANN, Inc. (a)	3,446	142,940
Asbury Automotive Group, Inc. (a)	2,282	126,217
Barnes & Noble, Inc. (a)	2,909	60,798
bebe stores, Inc.	2,706	16,561
Big 5 Sporting Goods Corp.	1,279	20,528
Biglari Holdings, Inc. (a)	108	52,649
BJ’s Restaurants, Inc. (a)	1,776	58,093
Bloomin’ Brands, Inc. (a)	4,067	98,015
Bob Evans Farms, Inc.	1,798	89,954
Body Central Corp. (a) (b)	1,179	1,262
The Bon-Ton Stores, Inc. (b)	904	9,926
Bravo Brio Restaurant Group, Inc. (a)	1,404	19,810
Brown Shoe Co., Inc.	3,191	84,689
The Buckle, Inc. (b)	2,057	94,211
Buffalo Wild Wings, Inc. (a)	1,369	203,844

	Number of Shares	Value
Burlington Stores, Inc. (a)	1,104	$32,590
Carrols Restaurant Group, Inc. (a)	1,702	12,203
Casey’s General Stores, Inc.	2,795	188,914
Cash America International, Inc.	2,106	81,544
The Cato Corp. Class A	1,984	53,647
The Cheesecake Factory, Inc.	3,879	184,757
The Children’s Place Retail Store, Inc.	1,706	84,976
Christopher & Banks Corp. (a)	2,704	17,873
Chuy’s Holdings, Inc. (a)	1,166	50,301
Citi Trends, Inc. (a)	1,184	19,287
Columbia Sportswear Co. (b)	955	78,931
Conn’s, Inc. (a) (b)	1,617	62,820
The Container Store Group, Inc. (a) (b)	1,036	35,172
Cracker Barrel Old Country Store, Inc.	1,435	139,539
Del Frisco’s Restaurant Group, Inc. (a)	776	21,650
Denny’s Corp. (a)	6,597	42,419
Destination Maternity Corp.	972	26,633
Destination XL Group, Inc. (a)	3,167	17,862
DineEquity, Inc.	1,216	94,933
Diversified Restaurant Holdings, Inc. (a) (b)	837	4,185
Einstein Noah Restaurant Group, Inc.	486	8,000
Express, Inc. (a)	6,276	99,663
EZCORP, Inc. Class A (a)	3,677	39,675
Fiesta Restaurant Group, Inc. (a)	1,658	75,588
The Finish Line, Inc. Class A	3,623	98,147
First Cash Financial Services, Inc. (a)	2,143	108,136
Five Below, Inc. (a)	2,408	102,292
Francesca’s Holdings Corp. (a) (b)	3,170	57,504
Fred’s, Inc. Class A	2,647	47,672
Genesco, Inc. (a)	1,758	131,094
Gordmans Stores, Inc.	694	3,789
Group 1 Automotive, Inc.	1,598	104,925
Haverty Furniture Cos., Inc.	1,423	42,263
hhgregg, Inc. (a) (b)	889	8,543
Hibbett Sports, Inc. (a) (b)	1,909	100,948
HSN, Inc.	2,467	147,354
Ignite Restaurant Group, Inc. (a) (b)	498	7,007
Insight Enterprises, Inc. (a)	3,216	80,754
Jack in the Box, Inc. (a)	3,053	179,944
Jamba, Inc. (a)	1,305	15,653
Jos. A. Bank Clothiers, Inc. (a)	2,045	131,493
Kate Spade & Co. (a)	8,760	324,908
Kirkland’s, Inc. (a)	1,029	19,026
Krispy Kreme Doughnuts, Inc. (a)	4,831	85,654
Lithia Motors, Inc. Class A	1,630	108,330
Luby’s, Inc. (a)	1,573	9,690
Lumber Liquidators Holdings, Inc. (a)	2,007	188,257
MarineMax, Inc. (a)	1,784	27,099
Mattress Firm Holding Corp. (a) (b)	968	46,299
The Men’s Wearhouse, Inc.	3,466	169,765
Movado Group, Inc.	1,273	57,985
Nathan’s Famous, Inc. (a)	212	10,386

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
New York & Co., Inc. (a)	2,097	$9,206
Noodles & Co. (a) (b)	465	18,354
Office Depot, Inc. (a)	35,086	144,905
Pacific Sunwear of California, Inc. (a)	3,345	9,935
The Pantry, Inc. (a)	1,696	26,017
Papa John’s International, Inc.	2,343	122,094
PC Connection, Inc.	706	14,346
Penske Auto Group, Inc.	3,092	132,214
The PEP Boys-Manny, Moe & Jack (a)	3,832	48,743
Pier 1 Imports, Inc.	6,937	130,971
Popeyes Louisiana Kitchen, Inc. (a)	1,767	71,811
Potbelly Corp. (a)	575	10,275
PriceSmart, Inc.	1,380	139,283
RadioShack Corp. (a) (b)	7,417	15,724
Red Robin Gourmet Burgers, Inc. (a)	1,047	75,049
Regis Corp.	3,425	46,923
Restoration Hardware Holdings, Inc. (a)	1,305	96,035
Rite Aid Corp. (a)	53,358	334,555
Roundy’s, Inc. (b)	1,982	13,636
Ruby Tuesday, Inc. (a)	4,387	24,611
Rush Enterprises, Inc. Class A (a)	2,557	83,051
Ruth’s Hospitality Group, Inc.	2,598	31,410
Sears Hometown & Outlet Stores, Inc. (a)	606	14,332
Select Comfort Corp. (a)	4,008	72,465
Shoe Carnival, Inc.	1,081	24,906
Sonic Automotive, Inc. Class A	2,895	65,080
Sonic Corp. (a)	4,121	93,918
Stage Stores, Inc.	2,360	57,702
Stein Mart, Inc.	1,992	27,908
Susser Holdings Corp. (a) (b)	1,332	83,210
Systemax, Inc. (a)	833	12,420
Texas Roadhouse, Inc.	4,564	119,029
Tile Shop Holdings, Inc. (a) (b)	1,390	21,476
Tilly’s, Inc. (a)	648	7,582
Titan Machinery, Inc. (a) (b)	1,293	20,261
Trans World Entertainment Corp.	826	2,998
Tuesday Morning Corp. (a)	3,087	43,681
Vera Bradley, Inc. (a) (b)	1,558	42,050
Vitamin Shoppe, Inc. (a)	2,230	105,970
West Marine, Inc. (a)	1,185	13,473
The Wet Seal, Inc. Class A (a) (b)	6,914	9,126
Winmark Corp.	150	11,349
Zale Corp. (a)	2,339	48,908
Zumiez, Inc. (a)	1,520	36,845

		7,551,351

Storage & Warehousing — 0.1%
Mobile Mini, Inc.	2,810	121,841
Wesco Aircraft Holdings, Inc. (a)	2,965	65,260

		187,101

	Number of Shares	Value
Textiles — 0.2%
Culp, Inc.	583	$11,508
G&K Services, Inc. Class A	1,441	88,146
Tumi Holdings, Inc. (a)	3,538	80,065
UniFirst Corp.	1,074	118,076

		297,795

Toys, Games & Hobbies — 0.0%
JAKKS Pacific, Inc.	1,342	9,689
LeapFrog Enterprises, Inc. (a) (b)	4,586	34,395

		44,084

		16,328,818

Consumer, Non-cyclical — 19.9%
Agriculture — 0.3%
Alico, Inc.	204	7,691
Alliance One International, Inc. (a)	6,640	19,389
Griffin Land & Nurseries, Inc.	206	6,229
Limoneira Co. (b)	773	17,532
Star Scientific, Inc. (a) (b)	12,907	10,128
Tejon Ranch Co. (a)	989	33,458
The Andersons, Inc.	2,055	121,708
Universal Corp. (b)	1,719	96,075
Vector Group Ltd. (b)	4,555	98,115

		410,325

Beverages — 0.2%
The Boston Beer Co., Inc. Class A (a)	602	147,328
Coca-Cola Bottling Co. Consolidated	333	28,298
Craft Brew Alliance, Inc. (a)	846	12,918
Farmer Bros Co. (a)	421	8,294
National Beverage Corp. (a)	839	16,369

		213,207

Biotechnology — 2.6%
Acceleron Pharma, Inc. (a) (b)	518	17,871
Acorda Therapeutics, Inc. (a)	2,975	112,782
Aegerion Pharmaceuticals, Inc. (a) (b)	2,123	97,913
Affymetrix, Inc. (a) (b)	5,123	36,527
AMAG Pharmaceuticals, Inc. (a)	1,565	30,283
Arena Pharmaceuticals, Inc. (a) (b)	16,008	100,850
Argos Therapeutics, Inc. (a)	324	3,240
Arqule, Inc. (a)	4,253	8,719
AVEO Pharmaceuticals, Inc. (a)	3,559	5,321
BIND Therapeutics, Inc. (a) (b)	365	4,365
Biotime, Inc. (a) (b)	2,636	8,672
Bluebird Bio, Inc. (a)	460	10,460
Cambrex Corp. (a)	2,162	40,797
Cell Therapeutics, Inc. (a) (b)	9,413	32,004
Celladon Corp. (a)	472	5,626
Celldex Therapeutics, Inc. (a)	6,531	115,403
Cellular Dynamics International, Inc. (a) (b)	260	3,882

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chelsea Therapeutics International Ltd. (a) (b)	5,734	$31,652
Coronado Biosciences, Inc. (a) (b)	2,745	5,435
CryoLife, Inc.	2,100	20,916
Curis, Inc. (a) (b)	6,309	17,791
Cytokinetics, Inc. (a) (b)	2,425	23,038
Dendreon Corp. (a) (b)	11,352	33,943
Dicerna Pharmaceuticals, Inc. (a)	264	7,458
Dynavax Technologies Corp. (a) (b)	18,918	34,052
Eleven Biotherapeutics, Inc. (a)	348	5,648
Enzon Pharmaceuticals, Inc.	2,846	2,931
Epizyme, Inc. (a) (b)	484	11,021
Exact Sciences Corp. (a) (b)	5,216	73,911
Exelixis, Inc. (a) (b)	13,988	49,518
Fibrocell Science, Inc. (a) (b)	1,805	9,440
Five Prime Therapeutics, Inc. (a) (b)	447	8,788
Foundation Medicine, Inc. (a) (b)	527	17,059
Galena Biopharma, Inc. (a) (b)	8,660	21,650
Genocea Biosciences, Inc. (a) (b)	292	5,311
Geron Corp. (a) (b)	11,155	23,202
GlycoMimetics, Inc. (a)	598	9,765
GTx, Inc. (a) (b)	1,457	2,229
Halozyme Therapeutics, Inc. (a)	7,111	90,310
Harvard Bioscience, Inc. (a)	1,839	8,717
Immunogen, Inc. (a) (b)	6,219	92,850
Immunomedics, Inc. (a) (b)	5,281	22,233
Insmed, Inc. (a)	2,492	47,448
Integra LifeSciences Holdings (a)	1,693	77,861
Intercept Pharmaceuticals, Inc. (a)	524	172,810
InterMune, Inc. (a)	7,182	240,382
Intrexon Corp. (a) (b)	839	22,057
Ironwood Pharmaceuticals, Inc. (a)	7,826	96,416
Karyopharm Therapeutics, Inc. (a) (b)	567	17,515
KYTHERA Biopharmaceuticals, Inc. (a) (b)	849	33,756
Lexicon Pharmaceuticals, Inc. (a)	16,377	28,332
Ligand Pharmaceuticals, Inc. Class B (a)	1,312	88,245
MacroGenics, Inc. (a)	447	12,440
Marrone Bio Innovations, Inc. (a) (b)	373	5,211
MEI Pharma, Inc. (a)	815	9,071
Merrimack Pharmaceuticals, Inc. (a) (b)	6,958	35,068
Momenta Pharmaceuticals, Inc. (a)	3,402	39,633
Nanosphere, Inc. (a)	4,307	9,260
NeoGenomics, Inc. (a) (b)	2,332	8,092
NewLink Genetics Corp. (a) (b)	1,348	38,283
Novavax, Inc. (a) (b)	13,401	60,707
NPS Pharmaceuticals, Inc. (a)	7,341	219,716
Omeros Corp. (a) (b)	2,484	29,982
OncoGenex Pharmaceutical, Inc. (a)	998	11,737
OncoMed Pharmaceuticals, Inc. (a) (b)	325	10,936
Onconova Therapeutics, Inc. (a) (b)	399	2,530
OvaScience, Inc. (a) (b)	919	8,216

	Number of Shares	Value
Pacific Biosciences of California, Inc. (a)	3,834	$20,512
PDL BioPharma, Inc. (b)	11,747	97,618
Peregrine Pharmaceuticals, Inc. (a) (b)	13,001	24,702
Prothena Corp. PLC (a)	1,025	39,268
PTC Therapeutics, Inc. (a) (b)	817	21,356
Puma Biotechnology, Inc. (a)	1,701	177,142
Repligen Corp. (a)	2,269	29,179
Retrophin, Inc. (a)	1,397	29,714
RTI Biologics, Inc. (a)	4,398	17,944
Sangamo Biosciences, Inc. (a) (b)	4,884	88,303
Sequenom, Inc. (a) (b)	8,367	20,499
Spectrum Pharmaceuticals, Inc. (a) (b)	4,560	35,750
Stemline Therapeutics, Inc. (a) (b)	707	14,395
Sunesis Pharmaceuticals, Inc. (a) (b)	2,777	18,356
Ultragenyx Pharmaceutical, Inc. (a)	488	23,858
Veracyte, Inc. (a)	347	5,944
Verastem, Inc. (a) (b)	1,311	14,146
Vical, Inc. (a) (b)	5,218	6,731
XOMA Corp. (a)	5,561	28,973
ZIOPHARM Oncology, Inc. (a) (b)	5,792	26,527

		3,330,204

Commercial Services — 5.7%
ABM Industries, Inc.	4,013	115,334
The Advisory Board Co. (a)	2,594	166,664
Albany Molecular Research, Inc. (a) (b)	1,672	31,082
American Public Education, Inc. (a)	1,268	44,481
AMN Healthcare Services, Inc. (a)	3,317	45,576
Barrett Business Services, Inc.	507	30,202
Bridgepoint Education, Inc. (a)	1,138	16,945
Bright Horizons Family Solutions, Inc. (a)	854	33,400
Capella Education Co.	795	50,204
Cardtronics, Inc. (a)	3,280	127,428
Care.com, Inc. (a) (b)	486	8,043
Career Education Corp. (a)	3,975	29,654
Carriage Services, Inc. (b)	1,160	21,158
CBIZ, Inc. (a)	2,570	23,541
CDI Corp.	1,042	17,870
Cenveo, Inc. (a) (b)	3,653	11,105
Chemed Corp. (b)	1,293	115,659
Convergys Corp.	7,663	167,896
Corinthian Colleges, Inc. (a) (b)	5,413	7,470
The Corporate Executive Board Co.	2,456	182,309
Corvel Corp. (a)	819	40,753
CoStar Group, Inc. (a)	2,085	389,353
CRA International, Inc. (a)	739	16,236
Cross Country Healthcare, Inc. (a)	1,973	15,922
Deluxe Corp.	3,717	195,031
Education Management Corp. (a) (b)	1,671	8,138
Electro Rent Corp.	1,358	23,887

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Euronet Worldwide, Inc. (a)	3,640	$151,388
EVERTEC, Inc.	2,125	52,488
ExamWorks Group, Inc. (a)	2,351	82,309
Exlservice Holdings, Inc. (a)	2,415	74,648
Exponent, Inc.	975	73,183
Forrester Research, Inc.	904	32,408
Franklin Covey Co. (a)	717	14,175
FTI Consulting, Inc. (a)	2,965	98,853
The Geo Group, Inc.	5,222	168,357
Global Cash Access Holdings, Inc. (a)	4,756	32,626
Grand Canyon Education, Inc. (a)	3,322	155,137
Great Lakes Dredge & Dock Co. (a)	4,265	38,939
Green Dot Corp. Class A (a)	1,859	36,306
H&E Equipment Services, Inc. (a)	2,191	88,626
The Hackett Group, Inc.	1,857	11,105
Healthcare Services Group, Inc.	5,004	145,416
Heartland Payment Systems, Inc.	2,664	110,423
Heidrick & Struggles International, Inc.	1,308	26,252
Hillenbrand, Inc.	4,021	129,999
HMS Holdings Corp. (a)	6,427	122,434
Huron Consulting Group, Inc. (a)	1,709	108,316
ICF International, Inc. (a)	1,420	56,530
Insperity, Inc.	1,617	50,095
Intersections, Inc.	690	4,071
ITT Educational Services, Inc. (a) (b)	1,682	48,240
JTH Holding, Inc. Class A (a)	310	8,599
K12, Inc. (a)	1,957	44,326
Kelly Services, Inc. Class A	2,021	47,958
Kforce, Inc.	1,949	41,553
Korn/Ferry International (a)	3,576	106,458
Landauer, Inc.	684	31,006
LifeLock, Inc. (a)	4,732	80,965
Lincoln Educational Services Corp.	1,687	6,360
Live Nation Entertainment, Inc. (a)	10,271	223,394
MAXIMUS, Inc.	4,992	223,941
McGrath RentCorp	1,817	63,522
Medifast, Inc. (a)	988	28,741
MoneyGram International, Inc. (a)	1,539	27,163
Monro Muffler Brake, Inc. (b)	2,288	130,141
Monster Worldwide, Inc. (a)	7,066	52,854
Multi-Color Corp.	884	30,940
National Research Corp. Class A (a)	711	11,795
Navigant Consulting, Inc. (a)	3,739	69,770
Odyssey Marine Exploration, Inc. (a) (b)	5,917	13,550
On Assignment, Inc. (a)	3,347	129,161
PAREXEL International Corp. (a)	4,151	224,528
Paylocity Holding Corp. (a)	9	216
Pendrell Corp. (a)	12,345	22,591
Performant Financial Corp. (a)	1,543	13,964
PHH Corp. (a) (b)	4,195	108,399
PRG-Schultz International, Inc. (a)	2,242	15,537
Providence Service Corp. (a)	776	21,945
Quad/Graphics, Inc.	1,801	42,233

	Number of Shares	Value
Rent-A-Center, Inc.	3,926	$104,432
Resources Connection, Inc.	2,936	41,368
RPX Corp. (a)	2,332	37,965
ServiceSource International, Inc. (a)	4,397	37,111
SFX Entertainment, Inc. (a) (b)	1,395	9,835
Sotheby’s	4,988	217,227
SP Plus Corp. (a)	1,111	29,186
Steiner Leisure Ltd. (a)	1,057	48,886
Strayer Education, Inc. (a)	778	36,123
Swisher Hygiene, Inc. (a) (b)	8,938	4,023
Team Health Holdings, Inc. (a)	5,017	224,511
Team, Inc. (a)	1,530	65,576
TeleTech Holdings, Inc. (a)	1,431	35,074
Tree.com, Inc. (a)	446	13,844
TriNet Group, Inc. (a)	73	1,556
TrueBlue, Inc. (a)	2,996	87,663
Universal Technical Institute, Inc.	1,667	21,588
Viad Corp.	1,469	35,315
VistaPrint NV (a)	2,390	117,636
WEX, Inc. (a)	2,833	269,277
Xoom Corp. (a)	555	10,834

		7,118,305

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc. (a)	1,910	56,364
Inter Parfums, Inc.	1,175	42,547
Revlon, Inc. Class A (a)	840	21,462

		120,373

Foods — 1.9%
Annie’s, Inc. (a) (b)	986	39,627
B&G Foods, Inc.	3,878	116,767
Boulder Brands, Inc. (a)	4,404	77,598
Cal-Maine Foods, Inc.	1,069	67,112
Calavo Growers, Inc.	879	31,275
The Chefs’ Warehouse, Inc. (a)	1,188	25,423
Chiquita Brands International, Inc. (a)	3,353	41,745
Diamond Foods, Inc. (a) (b)	1,603	55,993
Fairway Group Holdings Corp. (a) (b)	1,099	8,396
Fresh Del Monte Produce, Inc.	2,806	77,361
Ingles Markets, Inc. Class A	856	20,390
Inventure Foods, Inc. (a)	1,055	14,749
J&J Snack Foods Corp.	1,097	105,279
John B Sanfilippo & Son, Inc.	555	12,776
Lancaster Colony Corp.	1,353	134,515
Lifeway Foods, Inc. (b)	371	5,454
Pilgrim’s Pride Corp. (a)	4,468	93,471
Post Holdings, Inc. (a)	2,807	154,722
Sanderson Farms, Inc.	1,684	132,177
Seaboard Corp. (a)	22	57,672
Seneca Foods Corp. Class A (a)	625	19,675
Snyders-Lance, Inc.	3,497	98,580
Spartan Stores, Inc.	2,727	63,294
SUPERVALU, Inc. (a)	14,912	101,998

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Hain Celestial Group, Inc. (a)	2,802	$256,299
Tootsie Roll Industries, Inc. (b)	1,455	43,560
TreeHouse Foods, Inc. (a)	2,645	190,414
United Natural Foods, Inc. (a)	3,600	255,312
Village Super Market Class A	453	11,959
Weis Markets, Inc.	792	39,006

		2,352,599

Health Care – Products — 3.2%
Abaxis, Inc. (a) (b)	1,591	61,858
ABIOMED, Inc. (a) (b)	2,868	74,683
Accelerate Diagnostics, Inc. (a) (b)	847	18,473
Accuray, Inc. (a) (b)	5,340	51,264
Alphatec Holdings, Inc. (a)	4,392	6,588
AngioDynamics, Inc. (a)	1,774	27,940
ArthroCare Corp. (a)	2,073	99,898
AtriCure, Inc. (a)	1,739	32,711
Atrion Corp.	112	34,288
Biolase Technology, Inc. (a) (b)	2,506	6,041
Cantel Medical Corp.	2,417	81,501
Cardiovascular Systems, Inc. (a)	1,881	59,797
Cepheid, Inc. (a) (b)	4,909	253,206
Cerus Corp. (a) (b)	5,089	24,427
CONMED Corp.	2,042	88,725
Cutera, Inc. (a)	1,050	11,749
Cyberonics, Inc. (a)	2,022	131,935
Cynosure Inc. Class A (a)	1,378	40,375
Dexcom, Inc. (a)	5,167	213,707
Endologix, Inc. (a)	4,522	58,198
Exactech, Inc. (a)	685	15,454
The Female Health Co. (b)	1,474	11,438
GenMark Diagnostics, Inc. (a)	2,580	25,645
Genomic Health, Inc. (a)	1,212	31,924
Globus Medical, Inc. Class A (a)	4,013	106,706
Haemonetics Corp. (a)	3,743	121,984
Hanger, Inc. (a)	2,557	86,120
Harvard Apparatus Regenerative Technology, Inc. (a)	459	4,163
HeartWare International, Inc. (a)	1,199	112,442
ICU Medical, Inc. (a)	934	55,928
Inogen, Inc. (a)	380	6,274
Insulet Corp. (a)	3,902	185,033
Invacare Corp.	2,306	43,975
LDR Holding Corp. (a)	436	14,968
Luminex Corp. (a)	2,691	48,734
Masimo Corp. (a)	3,583	97,852
Medical Action Industries, Inc. (a)	1,012	7,054
Merge Healthcare, Inc. (a)	4,474	10,916
Meridian Bioscience, Inc.	3,076	67,026
Merit Medical Systems, Inc. (a)	3,063	43,801
MiMedx Group, Inc. (a) (b)	6,543	40,109
Natus Medical, Inc. (a)	2,188	56,450
Navidea Biopharmaceuticals, Inc. (a) (b)	8,301	15,357

	Number of Shares	Value
NuVasive, Inc. (a)	3,239	$124,410
NxStage Medical, Inc. (a)	4,303	54,820
OraSure Technologies, Inc. (a)	3,994	31,832
Orthofix International NV (a)	1,420	42,813
Oxford Immunotec Global PLC (a)	480	9,634
PhotoMedex, Inc. (a) (b)	1,014	16,052
Quidel Corp. (a) (b)	2,023	55,228
Rockwell Medical Technologies, Inc. (a) (b)	2,839	35,942
Spectranetics Corp. (a)	2,975	90,172
Staar Surgical Co. (a)	2,645	49,726
Steris Corp.	4,284	204,561
SurModics, Inc. (a)	987	22,306
Symmetry Medical, Inc. (a)	2,682	26,981
Tandem Diabetes Care, Inc. (a)	641	14,160
TearLab Corp. (a) (b)	2,213	14,960
Thoratec Corp. (a)	4,188	149,972
Tornier BV (a)	1,875	39,787
Unilife Corp. (a) (b)	7,395	30,098
Utah Medical Products, Inc.	228	13,185
Vascular Solutions, Inc. (a)	1,184	31,009
Volcano Corp. (a)	4,029	79,412
West Pharmaceutical Services, Inc.	5,052	222,541
Wright Medical Group, Inc. (a)	2,910	90,414
Zeltiq Aesthetics, Inc. (a)	1,322	25,924

		4,062,656

Health Care – Services — 1.6%
Acadia Healthcare Co., Inc. (a)	2,597	117,177
Addus HomeCare Corp. (a)	391	9,013
Air Methods Corp. (a)	2,840	151,741
Alliance HealthCare Services, Inc. (a)	347	11,635
Almost Family, Inc. (a)	615	14,206
Amedisys, Inc. (a)	2,267	33,756
AmSurg Corp. (a)	2,346	110,450
Bio-Reference Laboratories, Inc. (a) (b)	1,762	48,772
Capital Senior Living Corp. (a)	2,060	53,539
Centene Corp. (a)	3,975	247,444
Emeritus Corp. (a)	2,968	93,314
The Ensign Group, Inc.	1,400	61,096
Five Star Quality Care, Inc. (a)	3,168	15,396
Gentiva Health Services, Inc. (a)	2,253	20,547
HealthSouth Corp.	6,368	228,802
Healthways, Inc. (a) (b)	2,463	42,216
The IPC Hospitalist Co. (a)	1,207	59,240
Kindred Healthcare, Inc.	3,980	93,212
LHC Group, Inc. (a)	916	20,207
Magellan Health Services, Inc. (a)	1,985	117,810
Molina Healthcare, Inc. (a)	2,095	78,688
National Healthcare Corp.	775	43,222
Select Medical Holdings Corp.	3,502	43,600
Skilled Healthcare Group, Inc. Class A (a)	1,340	7,062

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Surgical Care Affiliates, Inc. (a)	810	$24,907
Triple-S Management Corp. Class B (a)	1,711	27,615
U.S. Physical Therapy, Inc.	868	30,007
Universal American Corp.	2,858	20,206
USMD Holdings, Inc. (a) (b)	84	1,071
Vocera Communications, Inc. (a)	1,520	24,822
WellCare Health Plans, Inc. (a)	3,176	201,739

		2,052,512

Household Products — 0.5%
Acco Brands Corp. (a)	8,182	50,401
Blyth, Inc. (b)	611	6,556
Central Garden & Pet Co. Class A (a)	3,080	25,472
CSS Industries, Inc.	624	16,848
Ennis, Inc.	1,885	31,234
Helen of Troy Ltd. (a)	2,332	161,444
Prestige Brands Holdings, Inc. (a)	3,760	102,460
Skullcandy, Inc. (a)	1,304	11,971
Spectrum Brands Holdings, Inc.	1,575	125,527
WD-40 Co.	1,138	88,275

		620,188

Pharmaceuticals — 3.8%
Acadia Pharmaceuticals, Inc. (a)	5,653	137,537
AcelRx Pharmaceuticals, Inc. (a) (b)	1,762	21,162
Achaogen, Inc. (a)	110	1,701
Achillion Pharmaceuticals, Inc. (a) (b)	6,952	22,872
Aerie Pharmaceuticals, Inc. (a)	588	12,460
Agios Pharmaceuticals, Inc. (a) (b)	526	20,593
Akebia Therapeutics, Inc. (a) (b)	26	509
Akorn, Inc. (a)	4,283	94,226
Align Technology, Inc. (a)	5,345	276,818
Alimera Sciences, Inc. (a) (b)	1,500	11,835
Alnylam Pharmaceuticals, Inc. (a)	4,253	285,546
Amicus Therapeutics, Inc. (a) (b)	2,150	4,451
Ampio Pharmaceuticals, Inc. (a) (b)	2,854	18,123
Anacor Pharmaceuticals, Inc. (a)	1,825	36,518
Anika Therapeutics, Inc. (a)	872	35,839
Antares Pharma, Inc. (a) (b)	8,118	28,413
Aratana Therapeutics, Inc. (a)	571	10,598
Array Biopharma, Inc. (a)	8,904	41,849
Auspex Pharmaceuticals, Inc. (a)	601	18,487
Auxilium Pharmaceuticals, Inc. (a) (b)	3,623	98,473
AVANIR Pharmaceuticals, Inc. (a)	10,452	38,359
BioDelivery Sciences International, Inc. (a) (b)	2,677	22,594
BioScrip, Inc. (a)	4,229	29,518
Cara Therapeutics, Inc. (a)	404	7,518
Cempra, Inc. (a)	1,520	17,556
ChemoCentryx, Inc. (a) (b)	1,892	12,544
Chimerix, Inc. (a)	643	14,686
Clovis Oncology, Inc. (a)	1,317	91,229
Conatus Pharmaceuticals, Inc. (a) (b)	463	3,767

	Number of Shares	Value
Concert Pharmaceuticals, Inc. (a)	520	$6,994
Corcept Therapeutics, Inc. (a) (b)	4,169	18,177
Cytori Therapeutics, Inc. (a) (b)	4,755	12,838
DepoMed, Inc. (a)	4,068	58,986
Derma Sciences, Inc. (a)	1,571	19,920
Durata Therapeutics, Inc. (a) (b) (c)	889	11,971
Dyax Corp. (a)	9,859	88,534
Eagle Pharmaceuticals, Inc. /DE (a)	271	3,455
Egalet Corp. (a)	260	3,637
Emergent Biosolutions, Inc. (a)	1,976	49,934
Enanta Pharmaceuticals, Inc. (a) (b)	245	9,798
Endocyte, Inc. (a) (b)	2,194	52,239
Esperion Therapeutics, Inc. (a) (b)	332	5,020
Flexion Therapeutics, Inc. (a)	352	5,790
Furiex Pharmaceuticals, Inc. (a)	479	41,673
Hi-Tech Pharmacal Co., Inc. (a)	804	34,837
Hyperion Therapeutics, Inc. (a) (b)	654	16,873
Idenix Pharmaceuticals, Inc. (a) (b)	8,088	48,771
Impax Laboratories, Inc. (a)	5,010	132,364
Infinity Pharmaceuticals, Inc. (a)	3,450	41,020
Insys Therapeutics, Inc. (a) (b)	560	23,180
Isis Pharmaceuticals, Inc. (a)	8,214	354,927
KaloBios Pharmaceuticals, Inc. (a)	693	1,878
Keryx Biopharmaceuticals, Inc. (a) (b)	6,546	111,544
Kindred Biosciences, Inc. (a)	640	11,859
Lannett Co., Inc. (a)	1,345	48,043
Lifevantage Corp. (a) (b)	7,912	10,365
MannKind Corp. (a) (b)	10,710	43,054
The Medicines Co. (a)	4,628	131,528
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	638	27,855
Nature’s Sunshine Products, Inc.	791	10,900
Nektar Therapeutics (a)	9,169	111,128
Neogen Corp. (a)	2,628	118,129
Neurocrine Biosciences, Inc. (a)	5,535	89,113
Nutraceutical International Corp. (a)	629	16,348
Omega Protein Corp. (a)	1,382	16,681
Omthera Pharmaceuticals, Inc. (c)	428	-
Ophthotech Corp. (a) (b)	677	24,196
Opko Health, Inc. (a) (b)	13,824	128,840
Orexigen Therapeutics, Inc. (a) (b)	8,193	53,254
Osiris Therapeutics, Inc. (a) (b)	1,276	16,754
Pacira Pharmaceuticals, Inc. (a)	2,016	141,100
Pernix Therapeutics Holdings (a) (b)	1,365	7,303
PetMed Express, Inc. (b)	1,515	20,316
PharMerica Corp. (a)	2,139	59,849
Portola Pharmaceuticals, Inc. (a)	822	21,290
Pozen, Inc.	2,093	16,744
Progenics Pharmaceuticals, Inc. (a)	4,929	20,160
Questcor Pharmaceuticals, Inc. (b)	3,793	246,279
Raptor Pharmaceutical Corp. (a) (b)	4,298	42,980
Receptos, Inc. (a)	532	22,312
Regulus Therapeutics, Inc. (a) (b)	698	6,296

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Relypsa, Inc. (a)	452	$13,474
Repros Therapeutics, Inc. (a) (b)	1,671	29,644
Revance Therapeutics, Inc. (a)	509	16,033
Rigel Pharmaceuticals, Inc. (a)	6,542	25,383
Sagent Pharmaceuticals, Inc. (a)	1,353	31,620
Sarepta Therapeutics, Inc. (a) (b)	2,708	65,073
SciClone Pharmaceuticals, Inc. (a)	3,956	18,000
SIGA Technologies, Inc. (a) (b)	2,602	8,066
Sucampo Pharmaceuticals, Inc. Class A (a)	904	6,464
Supernus Pharmaceuticals, Inc. (a) (b)	1,502	13,428
Synageva BioPharma Corp. (a)	1,512	125,451
Synergy Pharmaceuticals, Inc. (a) (b)	5,817	30,888
Synta Pharmaceuticals Corp. (a) (b)	3,753	16,175
Synutra International, Inc. (a) (b)	1,414	9,460
Targacept, Inc. (a)	2,169	10,303
TESARO, Inc. (a)	1,063	31,337
Tetralogic Pharmaceuticals Corp. (a)	327	2,086
Tetraphase Pharmaceuticals, Inc. (a)	958	10,433
TG Therapeutics, Inc. (a) (b)	1,336	9,218
TherapeuticsMD, Inc. (a) (b)	6,212	39,198
Threshold Pharmaceuticals, Inc. (a) (b)	3,429	16,322
Trevena, Inc. (a)	596	4,685
USANA Health Sciences, Inc. (a) (b)	439	33,074
Vanda Pharmaceuticals, Inc. (a)	2,402	39,032
VIVUS, Inc. (a) (b)	7,252	43,077
Xencor, Inc. (a)	1,089	12,774
Xenoport, Inc. (a)	3,978	20,566
Zogenix, Inc. (a) (b)	7,194	20,467

		4,734,548

		25,014,917

Diversified — 0.2%
Holding Company – Diversified — 0.2%
Harbinger Group, Inc. (a)	2,391	29,242
Horizon Pharma, Inc. (a) (b)	4,062	61,417
National Bank Holdings Corp. Class A	3,382	67,877
Primoris Services Corp.	2,606	78,128
Resource America, Inc. Class A	768	6,582

		243,246

Energy — 5.2%
Coal — 0.3%
Alpha Natural Resources, Inc. (a) (b)	16,382	69,623
Arch Coal, Inc. (b)	15,707	75,708
Cloud Peak Energy, Inc. (a)	4,474	94,580
Hallador Energy Co.	556	4,754
L&L Energy, Inc. (a) (c)	2,341	3,933
SunCoke Energy, Inc. (a)	5,133	117,238
Walter Energy, Inc. (b)	4,510	34,096

	Number of Shares	Value
Westmoreland Coal Co. (a)	885	$26,355

		426,287

Energy – Alternate Sources — 0.3%
Amyris, Inc. (a) (b)	1,695	6,322
Clean Energy Fuels Corp. (a) (b)	4,902	43,824
Enphase Energy, Inc. (a) (b)	1,118	8,229
FuelCell Energy, Inc. (a) (b)	14,475	35,898
FutureFuel Corp.	1,564	31,749
Green Plains Renewable Energy, Inc.	1,818	54,467
Headwaters, Inc. (a)	5,428	71,704
Pattern Energy Group, Inc. (b)	1,324	35,920
Renewable Energy Group, Inc. (a)	1,595	19,108
REX American Resources Corp. (a)	408	23,277
Solazyme, Inc. (a) (b)	3,443	39,973

		370,471

Oil & Gas — 2.9%
Abraxas Petroleum Corp. (a)	6,125	24,255
Adams Resources & Energy, Inc.	139	8,051
Alon USA Energy, Inc. (b)	1,724	25,757
Apco Oil and Gas International, Inc. (a)	624	9,017
Approach Resources Inc. (a) (b)	2,509	52,463
Arabian American Development Co. (a)	1,470	15,950
Athlon Energy, Inc. (a)	1,305	46,262
Bill Barrett Corp. (a)	3,590	91,904
Bonanza Creek Energy, Inc. (a)	2,161	95,948
BPZ Resources, Inc. (a) (b)	8,623	27,421
Callon Petroleum Co. (a)	3,006	25,160
Carrizo Oil & Gas, Inc. (a)	3,314	177,166
Clayton Williams Energy, Inc. (a)	424	47,916
Comstock Resources, Inc. (b)	3,565	81,460
Contango Oil & Gas Co. (a)	1,064	50,795
Delek US Holdings, Inc.	2,743	79,657
Diamondback Energy, Inc. (a)	1,554	104,600
Emerald Oil, Inc. (a) (b)	4,079	27,411
Endeavour International Corp. (a) (b)	3,796	12,337
Energy XXI (Bermuda) Ltd. (b)	5,339	125,840
EPL Oil & Gas, Inc. (a)	2,202	84,997
Equal Energy Ltd.	2,809	12,865
Evolution Petroleum Corp.	1,273	16,205
EXCO Resources, Inc. (b)	12,208	68,365
Forest Oil Corp. (a)	9,072	17,328
FX Energy, Inc. (a) (b)	3,915	13,076
Gastar Exploration, Inc. (a)	4,105	22,454
Goodrich Petroleum Corp. (a) (b)	2,256	35,690
Halcon Resources Corp. (a) (b)	17,185	74,411
Hercules Offshore, Inc. (a)	11,489	52,735
Isramco, Inc. (a) (b)	61	8,083
Jones Energy, Inc. (a)	872	13,202
KiOR, Inc. Class A (a) (b)	3,257	1,866
Kodiak Oil & Gas Corp. (a)	19,377	235,237
Magnum Hunter Resources Corp. (a)	12,621	107,279
Matador Resources Co. (a)	4,268	104,523

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Midstates Petroleum Co., Inc. (a) (b)	2,560	$13,722
Miller Energy Resources, Inc. (a) (b)	2,403	14,130
North Atlantic Drilling Ltd.	5,221	46,154
Northern Oil and Gas, Inc. (a) (b)	4,733	69,196
Panhandle Oil and Gas, Inc.	520	22,677
Parker Drilling Co. (a)	8,863	62,839
PDC Energy, Inc. (a)	2,601	161,938
Penn Virginia Corp. (a) (b)	4,093	71,587
PetroQuest Energy, Inc. (a)	4,262	24,293
Quicksilver Resources, Inc. (a) (b)	9,044	23,786
Resolute Energy Corp. (a) (b)	4,858	34,978
Rex Energy Corp. (a)	3,367	62,997
Rosetta Resources, Inc. (a)	4,460	207,747
RSP Permian, Inc. (a)	1,678	48,477
Sanchez Energy Corp. (a) (b)	2,807	83,171
SemGroup Corp. Class A	3,055	200,652
Stone Energy Corp. (a)	3,648	153,107
Swift Energy Co. (a) (b)	3,119	33,560
Synergy Resources Corp. (a)	3,644	39,173
Triangle Petroleum Corp. (a)	4,886	40,261
VAALCO Energy, Inc. (a)	4,218	36,064
Vantage Drilling Co. (a)	14,423	24,663
W&T Offshore, Inc.	2,497	43,223
Warren Resources, Inc. (a)	5,260	25,248
Western Refining, Inc. (b)	3,952	152,547
ZaZa Energy Corp. (a) (b)	2,890	2,174

		3,696,050

Oil & Gas Services — 1.7%
Basic Energy Services, Inc. (a)	2,153	59,014
Bolt Technology Corp.	664	13,127
C&J Energy Services, Inc. (a) (b)	3,314	96,636
Cal Dive International, Inc. (a) (b)	7,856	13,355
CARBO Ceramics, Inc. (b)	1,445	199,396
Dawson Geophysical Co.	596	16,694
Exterran Holdings, Inc.	4,192	183,945
Flotek Industries, Inc. (a)	3,511	97,781
Forum Energy Technologies, Inc. (a)	2,897	89,749
Geospace Technologies Corp. (a)	930	61,538
Gulf Island Fabrication, Inc.	1,050	22,691
Helix Energy Solutions Group, Inc. (a)	7,728	177,589
Hornbeck Offshore Services, Inc. (a)	2,628	109,877
ION Geophysical Corp. (a)	9,591	40,378
Key Energy Services, Inc. (a)	11,185	103,349
Matrix Service Co. (a)	1,877	63,405
Mitcham Industries, Inc. (a)	890	12,407
Natural Gas Services Group, Inc. (a)	887	26,734
Newpark Resources, Inc. (a)	6,376	73,005
Pioneer Energy Services Corp. (a)	4,469	57,874
SEACOR Holdings, Inc. (a)	1,470	127,037
Targa Resources Corp.	2,390	237,231
Tesco Corp. (a)	2,176	40,256
TETRA Technologies, Inc. (a)	5,792	74,138
TGC Industries, Inc. (a)	1,117	6,646

	Number of Shares	Value
Thermon Group Holdings, Inc. (a)	1,956	$45,340
Willbros Group, Inc. (a)	2,872	36,245

		2,085,437

		6,578,245

Financial — 22.3%
Banks — 7.0%
1st Source Corp.	1,086	34,850
1st United Bancorp, Inc.	2,177	16,676
Access National Corp.	538	8,721
American National Bankshares, Inc.	596	14,018
Ameris Bancorp (a)	1,804	42,033
Ames National Corp.	688	15,164
Arrow Financial Corp.	771	20,385
BancFirst Corp.	522	29,561
Banco Latinoamericano de Comercio Exterior SA	2,184	57,679
Bancorp, Inc. (a)	2,366	44,504
BancorpSouth, Inc.	6,941	173,247
Bank Mutual Corp.	3,373	21,385
Bank of Kentucky Financial Corp.	463	17,381
Bank of Marin Bancorp	433	19,494
Bank of the Ozarks, Inc.	2,270	154,496
Banner Corp.	1,448	59,672
Bar Harbor Bankshares	283	10,853
BBCN Bancorp, Inc.	5,793	99,292
BNC Bancorp	1,332	23,084
Boston Private Financial Holdings, Inc.	5,886	79,638
Bridge Bancorp, Inc.	828	22,116
Bridge Capital Holdings (a)	735	17,464
Bryn Mawr Bank Corp.	979	28,127
C&F Financial Corp.	222	7,357
Camden National Corp.	553	22,784
Capital Bank Financial Corp. Class A (a)	1,698	42,637
Capital City Bank Group, Inc.	890	11,819
Cardinal Financial Corp.	2,299	40,991
Cascade Bancorp (a) (b)	450	2,520
Cass Information Systems, Inc.	741	38,206
Cathay General Bancorp	5,774	145,447
Center Bancorp, Inc.	906	17,214
Centerstate Banks, Inc.	2,237	24,428
Central Pacific Financial Corp.	1,570	31,714
Century Bancorp, Inc. Class A	252	8,596
Chemical Financial Corp.	2,125	68,956
Chemung Financial Corp.	254	6,888
Citizens & Northern Corp.	891	17,562
City Holding Co. (b)	1,127	50,557
CNB Financial Corp.	1,015	17,945
CoBiz Financial, Inc.	2,547	29,341
Columbia Banking System, Inc.	3,749	106,921
Community Bank System, Inc.	2,934	114,485

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Community Trust Bancorp, Inc.	1,007	$41,770
CommunityOne Bancorp (a) (b)	774	8,684
ConnectOne Bancorp, Inc. (a)	132	6,463
CU Bancorp (a)	628	11,555
Customers Bancorp, Inc. (a)	1,438	30,011
CVB Financial Corp.	6,731	107,023
Eagle Bancorp, Inc. (a)	1,607	58,013
Enterprise Bancorp, Inc.	524	10,658
Enterprise Financial Services Corp.	1,392	27,937
F.N.B. Corp.	11,377	152,452
Farmers Capital Bank Corp. (a)	534	11,994
Fidelity Southern Corp.	1,086	15,171
Financial Institutions, Inc.	992	22,836
First BanCorp (a)	5,191	28,239
First Bancorp	1,417	26,923
First Bancorp, Inc.	714	11,638
First Busey Corp. Class A	5,253	30,467
First Commonwealth Financial Corp.	7,272	65,739
First Community Bancshares, Inc.	1,327	21,710
First Connecticut Bancorp, Inc.	1,237	19,371
First Financial Bancorp	4,163	74,851
First Financial Bankshares, Inc. (b)	2,303	142,302
First Financial Corp.	819	27,584
First Financial Holdings, Inc.	1,765	110,524
First Interstate Bancsystem, Inc.	1,264	35,670
First Merchants Corp.	2,608	56,437
First Midwest Bancorp, Inc.	5,527	94,401
First NBC Bank Holding Co. (a)	324	11,295
The First of Long Island Corp.	576	23,391
First Security Group, Inc. (a)	5,254	10,928
FirstMerit Corp.	12,100	252,043
Franklin Financial Corp. (a)	794	15,531
German American Bancorp Inc.	911	26,319
Glacier Bancorp, Inc.	5,259	152,879
Great Southern Bancorp, Inc.	747	22,432
Guaranty Bancorp	1,080	15,390
Hampton Roads Bankshares, Inc. (a)	2,626	4,175
Hancock Holding Co.	6,179	226,460
Hanmi Financial Corp.	2,275	53,007
Heartland Financial USA, Inc.	1,064	28,717
Heritage Commerce Corp.	1,512	12,187
Heritage Financial Corp.	1,098	18,578
Heritage Oaks Bancorp (a)	1,682	13,591
Home Bancshares, Inc.	3,315	114,102
Horizon Bancorp	647	14,415
Hudson Valley Holding Corp.	1,188	22,631
IBERIABANK Corp.	2,169	152,155
Independent Bank Corp.	1,756	69,134
Independent Bank Group, Inc.	294	17,273
International Bancshares Corp.	3,927	98,489
Intervest Bancshares Corp. Class A (a)	1,278	9,521
Lakeland Bancorp, Inc.	2,570	28,913
Lakeland Financial Corp.	1,179	47,419

	Number of Shares	Value
LCNB Corp.	519	$8,979
Macatawa Bank Corp.	1,656	8,346
MainSource Financial Group, Inc.	1,471	25,154
MB Financial, Inc.	4,011	124,181
Mercantile Bank Corp.	652	13,444
Merchants Bancshares, Inc.	413	13,468
Metro Bancorp, Inc. (a)	1,063	22,472
Middleburg Financial Corp.	380	6,692
MidSouth Bancorp, Inc.	652	10,973
MidWestOne Financial Group, Inc.	503	12,696
National Bankshares, Inc.	506	18,474
National Penn Bancshares, Inc.	8,625	90,131
NBT Bancorp, Inc.	3,239	79,226
NewBridge Bancorp (a)	1,985	14,173
Northrim BanCorp, Inc.	443	11,381
Northwest Bancshares, Inc.	6,866	100,244
OFG Bancorp	3,284	56,452
Old National Bancorp	7,446	111,020
OmniAmerican Bancorp, Inc.	861	19,622
Pacific Continental Corp.	1,330	18,301
PacWest Bancorp (b)	2,778	119,482
Palmetto Bancshares, Inc. (a)	347	4,889
Park National Corp. (b)	829	63,742
Park Sterling Corp.	3,242	21,559
Peapack Gladstone Financial Corp.	896	19,712
Penns Woods Bancorp, Inc.	332	16,195
Peoples Bancorp, Inc.	779	19,265
Pinnacle Financial Partners, Inc.	2,576	96,574
Preferred Bank (a)	852	22,118
PrivateBancorp, Inc.	4,746	144,800
Prosperity Bancshares, Inc.	4,393	290,597
Renasant Corp.	2,271	65,973
Republic Bancorp, Inc. Class A	693	15,662
S&T Bancorp, Inc.	2,141	50,742
Sandy Spring Bancorp, Inc.	1,797	44,889
Seacoast Banking Corp. of Florida (a)	1,280	14,080
Sierra Bancorp	951	15,140
Simmons First National Corp. Class A	1,189	44,314
Southside Bancshares, Inc.	1,281	40,198
Southwest Bancorp, Inc.	1,417	25,024
State Bank Financial Corp.	2,304	40,758
Sterling Financial Corp.	2,510	83,658
Suffolk Bancorp (a)	847	18,888
Sun Bancorp, Inc. (a)	3,038	10,208
Susquehanna Bancshares, Inc.	13,621	155,143
SY Bancorp, Inc.	1,001	31,672
Talmer Bancorp, Inc. (a)	1,310	19,178
Taylor Capital Group, Inc. (a)	1,243	29,733
Texas Capital Bancshares, Inc. (a)	2,977	193,326
Tompkins Financial Corp.	1,040	50,918
TowneBank (b)	1,897	29,422
Trico Bancshares	1,169	30,312
Tristate Capital Holdings, Inc. (a)	437	6,210

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Trustco Bank Corp.	6,738	$47,436
Trustmark Corp.	4,922	124,773
UMB Financial Corp.	2,604	168,479
Umpqua Holdings Corp. (b)	8,181	152,494
Union First Market Bankshares Corp.	3,124	79,414
United Bankshares, Inc.	4,756	145,635
United Community Banks, Inc. (a)	3,204	62,190
Univest Corp. of Pennsylvania	1,203	24,686
VantageSouth Bancshares, Inc. (a)	937	6,587
Walker & Dunlop, Inc. (a)	1,253	20,487
Washington Banking Co.	1,177	20,927
Washington Trust Bancorp, Inc.	1,038	38,894
Webster Financial Corp.	6,567	203,971
WesBanco, Inc.	1,928	61,368
West Bancorporation, Inc.	1,060	16,101
Westamerica Bancorp. (b)	1,981	107,132
Western Alliance Bancorp (a)	5,421	133,357
Wilshire Bancorp, Inc.	5,056	56,122
Wintrust Financial Corp.	3,142	152,890
Yadkin Financial Corp. (a)	1,044	22,352

		8,772,711

Closed-end Funds — 0.0%
Capitala Finance Corp. (b)	316	6,092

Diversified Financial — 2.4%
Altisource Residential Corp.	4,137	130,564
BGC Partners, Inc. Class A	9,460	61,868
Blackhawk Network Holdings, Inc. (a) (b)	835	20,366
Calamos Asset Management, Inc. Class A	1,469	18,994
California First National Bancorp	150	2,303
CIFC Corp.	439	3,573
Cohen & Steers, Inc. (b)	1,404	55,949
Consumer Portfolio Services, Inc. (a)	1,211	8,283
Cowen Group, Inc. Class A (a)	7,033	31,016
Credit Acceptance Corp. (a)	527	74,913
DFC Global Corp. (a)	2,915	25,739
Diamond Hill Investment Group, Inc.	203	26,682
Doral Financial Corp. (a)	475	4,123
Ellie Mae, Inc. (a) (b)	2,041	58,862
Encore Capital Group, Inc. (a) (b)	1,843	84,225
Evercore Partners, Inc. Class A	2,314	127,849
FBR & Co. (a)	604	15,601
Federal Agricultural Mortgage Corp. Class C	744	24,738
Financial Engines, Inc.	3,576	181,589
First Financial Northwest	985	9,998
The First Marblehead Corp. (a) (b)	710	4,288
FXCM, Inc. (b)	2,636	38,934
Gain Capital Holdings, Inc.	792	8,562
GAMCO Investors, Inc. Class A	434	33,700
GFI Group, Inc.	5,023	17,832

	Number of Shares	Value
Greenhill & Co., Inc. (b)	2,069	$107,547
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,141	16,373
Higher One Holdings, Inc. (a)	2,381	17,215
Horizon Technology Finance Corp. (b)	576	7,206
Imperial Holdings, Inc. (a) (b)	1,196	6,877
INTL. FCStone, Inc. (a)	1,064	20,014
Investment Technology Group, Inc. (a)	2,681	54,156
Janus Capital Group, Inc. (b)	10,938	118,896
JGWPT Holdings, Inc. Class A (a)	850	15,521
JMP Group, Inc.	1,241	8,824
KCG Holdings, Inc. Class A (a)	5,119	61,070
Ladder Capital Corp. (a) (b)	1,111	20,976
Ladenburg Thalmann Financial Services, Inc. (a)	7,520	22,710
Manning & Napier, Inc.	1,024	17,172
MarketAxess Holdings, Inc.	2,737	162,085
Marlin Business Services Corp.	569	11,841
Nelnet, Inc. Class A	1,697	69,407
NewStar Financial, Inc. (a)	1,890	26,195
Nicholas Financial, Inc.	786	12,364
Oppenheimer Holdings, Inc. Class A	722	20,252
Outerwall, Inc. (a) (b)	1,487	107,808
PennyMac Financial Services, Inc. Class A (a)	984	16,374
Piper Jaffray Cos., Inc. (a)	1,208	55,326
Portfolio Recovery Associates, Inc. (a)	3,703	214,256
Pzena Investment Management, Inc. Class A	798	9,392
RCS Capital Corp. (b)	169	6,577
Regional Management Corp. (a)	358	8,828
Silvercrest Asset Management Group, Inc.	395	7,225
Springleaf Holdings, Inc. (a) (b)	1,745	43,887
Stifel Financial Corp. (a)	4,638	230,787
Stonegate Mortgage Corp. (a)	574	8,530
SWS Group, Inc. (a)	2,257	16,882
TPG Specialty Lending, Inc.	154	2,556
Virtus Investment Partners, Inc. (a)	498	86,239
WageWorks, Inc. (a)	1,835	102,962
Westwood Holdings Group, Inc.	500	31,345
WhiteHorse Finance, Inc.	428	6,022
WisdomTree Investments, Inc. (a)	7,392	96,983
World Acceptance Corp. (a) (b)	623	46,775
ZAIS Financial Corp.	427	7,114

		2,973,120

Insurance — 2.6%
Ambac Financial Group, Inc. (a)	3,304	102,523
American Equity Investment Life Holding Co.	4,692	110,825
AMERISAFE, Inc.	1,369	60,113
AmTrust Financial Services, Inc. (b)	2,286	85,977

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Argo Group International Holdings Ltd.	2,000	$91,800
Baldwin & Lyons, Inc. Class B	672	17,667
Blue Capital Reinsurance Holdings Ltd. (a)	502	8,730
Citizens, Inc. (a)	3,141	23,243
CNO Financial Group, Inc.	16,194	293,111
Crawford & Co. Class B	1,960	21,384
Donegal Group, Inc. Class A	568	8,281
eHealth, Inc. (a)	1,327	67,412
EMC Insurance Group, Inc.	318	11,299
Employers Holdings, Inc.	2,228	45,073
Enstar Group Ltd. (a)	701	95,553
Essent Group Ltd. (a)	1,631	36,632
FBL Financial Group, Inc. Class A	648	28,071
Fidelity & Guaranty Life	836	19,730
First American Financial Corp.	7,886	209,373
Fortegra Financial Corp. (a)	444	3,121
Global Indemnity PLC (a)	615	16,199
Greenlight Capital Re Ltd. Class A (a)	2,086	68,421
Hallmark Financial Services, Inc. (a)	919	7,637
HCI Group, Inc. (b)	708	25,771
Health Insurance Innovations, Inc. Class A (a) (b)	335	3,464
Horace Mann Educators Corp.	2,924	84,796
Independence Holding Co.	564	7,569
Infinity Property & Casualty Corp.	856	57,891
Investors Title Co.	84	6,376
Kansas City Life Insurance Co.	284	13,689
Maiden Holdings Ltd.	3,583	44,716
Meadowbrook Insurance Group, Inc.	3,649	21,274
MGIC Investment Corp. (a)	23,679	201,745
Montpelier Re Holdings Ltd.	2,970	88,387
National Interstate Corp.	456	12,225
National Western Life Insurance Co. Class A	158	38,631
The Navigators Group, Inc. (a)	744	45,674
OneBeacon Insurance Group Ltd. Class A	1,648	25,478
The Phoenix Cos., Inc. (a)	440	22,770
Platinum Underwriters Holdings Ltd.	2,103	126,390
Primerica, Inc	4,156	195,789
Radian Group, Inc.	12,621	189,694
RLI Corp.	3,104	137,321
Safety Insurance Group, Inc.	921	49,596
Selective Insurance Group, Inc.	4,076	95,052
State Auto Financial Corp. Class A	1,075	22,908
Stewart Information Services Corp.	1,534	53,889
Symetra Financial Corp.	5,969	118,306
Third Point Reinsurance Ltd. (a)	1,823	28,895
Tower Group International Ltd. (b)	4,394	11,864
United Fire Group, Inc.	1,481	44,948

	Number of Shares	Value
Universal Insurance Holdings, Inc.	1,867	$23,711

		3,230,994

Investment Companies — 1.1%
Apollo Investment Corp.	16,437	136,591
Arlington Asset Investment Corp. (b)	1,152	30,505
BlackRock Kelso Capital Corp. (b)	5,352	49,078
Capital Southwest Corp.	971	33,713
Fifth Street Finance Corp.	10,077	95,328
Garrison Capital, Inc. (b)	470	6,641
Gladstone Capital Corp. (b)	1,528	15,402
Gladstone Investment Corp.	1,952	16,143
Golub Capital BDC, Inc. (b)	2,687	47,936
Hercules Technology Growth Capital, Inc. (b)	4,571	64,314
Home Loan Servicing Solutions Ltd.	5,204	112,406
KCAP Financial, Inc. (b)	2,154	18,654
Main Street Capital Corp. (b)	2,872	94,374
MCG Capital Corp.	5,142	19,488
Medallion Financial Corp.	1,533	20,251
MVC Capital, Inc.	1,669	22,615
New Mountain Finance Corp.	3,458	50,314
NGP Capital Resources Co. (b)	1,605	10,850
PennantPark Floating Rate Capital Ltd. (b)	1,021	14,110
PennantPark Investment Corp.	4,792	52,952
Prospect Capital Corp. (b)	22,694	245,095
Solar Capital Ltd.	3,256	70,916
Solar Senior Capital Ltd. (b)	848	14,509
Stellus Capital Investment Corp. (b)	870	12,511
TCP Capital Corp.	2,559	42,351
THL Credit, Inc.	2,444	33,727
TICC Capital Corp. (b)	3,784	37,008
Triangle Capital Corp.	1,984	51,366

		1,419,148

Real Estate — 0.4%
Alexander & Baldwin, Inc.	3,146	133,894
AV Homes, Inc. (a)	664	12,012
Consolidated-Tomoka Land Co.	428	17,240
Forestar Real Esate Group, Inc. (a)	2,491	44,340
HFF, Inc.	2,443	82,109
Hilltop Holdings Inc. (a)	4,874	115,952
Kennedy-Wilson Holdings, Inc.	4,758	107,102
Marcus & Millichap, Inc. (a)	467	8,331
RE/MAX Holdings, Inc. Class A (a)	861	24,823
Terreno Realty Corp.	1,799	34,019

		579,822

Real Estate Investment Trusts (REITS) — 7.5%
Acadia Realty Trust	4,046	106,734
AG Mortgage Investment Trust, Inc.	2,010	35,195
Agree Realty Corp.	1,070	32,539
Alexander’s, Inc.	157	56,675

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
American Assets Trust, Inc.	2,479	$83,641
American Capital Mortgage Investment Corp.	3,921	73,597
American Realty Capital Properties, Inc.	34,299	480,872
American Residential Properties, Inc. (a) (b)	1,034	18,591
AmREIT, Inc. Class B	1,407	23,314
Anworth Mortgage Asset Corp.	9,923	49,218
Apollo Commercial Real Estate Finance, Inc.	2,668	44,369
Apollo Residential Mortgage, Inc.	2,310	37,491
Ares Commercial Real Estate Corp.	1,600	21,456
Armada Hoffler Properties, Inc.	1,312	13,172
ARMOUR Residential REIT, Inc.	27,454	113,111
Ashford Hospitality Prime, Inc.	1,329	20,094
Ashford Hospitality Trust	4,421	49,825
Associated Estates Realty Corp.	4,263	72,215
Aviv REIT, Inc.	850	20,783
Campus Crest Communities, Inc.	4,655	40,405
Capstead Mortgage Corp.	7,046	89,202
Catchmark Timber Trust, Inc. Class A	890	12,505
Cedar Realty Trust, Inc.	5,200	31,772
Chambers Street Properties (b)	17,308	134,483
Chatham Lodging Trust	1,894	38,297
Chesapeake Lodging Trust	3,577	92,036
Colony Financial, Inc.	6,685	146,736
Coresite Realty Corp.	1,493	46,283
Cousins Properties, Inc.	12,285	140,909
CubeSmart	10,218	175,341
CYS Investments, Inc.	11,892	98,228
DCT Industrial Trust Inc.	23,036	181,524
DiamondRock Hospitality Co.	14,245	167,379
DuPont Fabros Technology, Inc.	4,578	110,192
Dynex Capital, Inc.	3,951	35,361
Eastgroup Properties	2,209	138,968
Education Realty Trust, Inc.	8,414	83,046
Ellington Residential Mortgage REIT	443	7,496
Empire State Realty Trust, Inc. Class A	6,066	91,657
EPR Properties	3,760	200,746
Equity One, Inc.	4,428	98,922
Excel Trust, Inc.	3,601	45,661
FelCor Lodging Trust, Inc.	9,145	82,671
First Industrial Realty Trust, Inc.	7,843	151,527
First Potomac Realty Trust	4,236	54,729
Franklin Street Properties Corp.	6,647	83,752
Getty Realty Corp.	1,843	34,814
Gladstone Commercial Corp.	1,166	20,218
Glimcher Realty Trust	10,598	106,298
Government Properties Income Trust	4,025	101,430
Gramercy Property Trust, Inc. (b)	4,274	22,054
Healthcare Realty Trust, Inc.	6,990	168,809
Hersha Hospitality Trust	14,940	87,100
Highwoods Properties, Inc.	6,473	248,628

	Number of Shares	Value
Hudson Pacific Properties, Inc.	3,706	$85,497
Inland Real Estate Corp.	6,325	66,729
Invesco Mortgage Capital, Inc.	9,095	149,795
Investors Real Estate Trust	7,757	69,658
iStar Financial, Inc. (a)	6,272	92,575
JAVELIN Mortgage Investment Corp. (b)	880	11,801
Kite Realty Group Trust	9,753	58,518
LaSalle Hotel Properties	7,585	237,486
Lexington Realty Trust (b)	13,130	143,248
LTC Properties, Inc.	2,557	96,220
Medical Properties Trust, Inc.	11,804	150,973
Monmouth Real Estate Investment Corp. Class A	3,259	31,091
National Health Investors, Inc.	2,137	129,203
New Residential Investment Corp.	18,541	119,960
New York Mortgage Trust, Inc. (b)	5,431	42,253
NorthStar Realty Finance Corp.	23,870	385,262
One Liberty Properties, Inc.	853	18,186
Parkway Properties, Inc.	4,366	79,680
Pebblebrook Hotel Trust	4,486	151,492
Pennsylvania Real Estate Investment Trust	5,011	90,449
PennyMac Mortgage Investment Trust	5,161	123,348
Physicians Realty Trust	1,503	20,922
PS Business Parks, Inc.	1,423	118,991
QTS Realty Trust, Inc. (b)	1,013	25,416
RAIT Financial Trust	5,870	49,836
Ramco-Gershenson Properties Trust	4,910	80,033
Redwood Trust, Inc. (b)	6,013	121,944
Resource Capital Corp.	9,149	50,960
Retail Opportunity Investments Corp.	5,308	79,302
Rexford Industrial Realty, Inc.	1,230	17,441
RLJ Lodging Trust	8,993	240,473
Rouse Properties, Inc. (b)	1,875	32,325
Ryman Hospitality Properties, Inc. (b)	3,226	137,170
Sabra Health Care REIT, Inc.	2,762	77,032
Saul Centers, Inc.	574	27,185
Select, Inc. REIT	1,579	47,796
Silver Bay Realty Trust Corp. (b)	1,166	18,096
Sovran Self Storage, Inc.	2,290	168,201
STAG Industrial, Inc.	3,237	78,012
Strategic Hotels & Resorts, Inc. (a)	13,243	134,946
Summit Hotel Properties, Inc.	5,972	55,420
Sun Communities, Inc.	2,942	132,655
Sunstone Hotel Investors, Inc.	13,317	182,842
UMH Properties, Inc.	1,328	12,988
Universal Health Realty Income Trust	856	36,157
Urstadt Biddle Properties, Inc. Class A	1,789	36,961
Walter Investment Management Corp. (a) (b)	2,729	81,406
Washington Real Estate Investment Trust	4,871	116,320

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Western Asset Mortgage Capital Corp. (b)	1,952	$30,529
Whitestone REIT	1,571	22,685
Winthrop Realty Trust	2,305	26,715
Zillow, Inc. Class A (a) (b)	1,702	149,946

		9,466,200

Savings & Loans — 1.2%
Astoria Financial Corp.	6,482	89,581
Banc of California, Inc.	1,206	14,798
BankFinancial Corp.	1,556	15,529
BBX Capital Corp. (a)	550	10,697
Beneficial Mutual Bancorp, Inc. (a)	2,304	30,390
Berkshire Hills Bancorp, Inc.	1,790	46,325
BofI Holding, Inc. (a)	896	76,832
Brookline Bancorp, Inc.	5,015	47,241
Capitol Federal Financial, Inc.	10,860	136,293
Charter Financial Corp.	1,665	17,999
Clifton Savings Bancorp, Inc.	663	7,770
Dime Community Bancshares, Inc.	2,259	38,358
ESB Financial Corp.	962	12,573
ESSA Bancorp, Inc.	691	7,511
EverBank Financial Corp.	5,893	116,269
First Defiance Financial Corp.	713	19,337
First Federal Bancshares of Arkansas, Inc. (a) (b)	274	2,513
Flagstar Bancorp, Inc. (a)	1,444	32,086
Flushing Financial Corp.	2,216	46,691
Fox Chase Bancorp, Inc.	888	14,963
Hingham Institution for Savings	87	6,829
Home Bancorp Inc. (a)	464	9,739
Home Federal Bancorp, Inc.	1,114	17,334
HomeStreet, Inc.	936	18,299
HomeTrust Bancshares, Inc. (a)	1,514	23,891
Investors Bancorp, Inc.	3,708	102,489
Kearny Financial Corp. (a)	1,022	15,105
Meridian Interstate Bancorp, Inc. (a)	614	15,700
Meta Financial Group, Inc.	414	18,568
NASB Financial, Inc.	306	7,711
Northfield Bancorp, Inc.	4,167	53,588
OceanFirst Financial Corp.	991	17,531
Oritani Financial Corp.	3,243	51,272
Pacific Premier Bancorp, Inc. (a)	1,228	19,820
Provident Financial Holdings, Inc.	586	9,036
Provident Financial Services, Inc.	4,400	80,828
Rockville Financial, Inc.	1,858	25,250
Sterling Bancorp/DE	6,178	78,213
Territorial Bancorp, Inc.	674	14,558
United Community Financial Corp. (a)	3,845	15,072
United Financial Bancorp, Inc.	1,415	26,022
ViewPoint Financial Group	2,949	85,079
Waterstone Financial, Inc. (a)	567	5,891
Westfield Financial, Inc.	1,364	10,162

	Number of Shares	Value
WSFS Financial Corp.	562	$40,144

		1,551,887

Venture Capital — 0.1%
Fidus Investment Corp. (b)	987	19,059
GSV Capital Corp. (a) (b)	1,456	14,764
Medley Capital Corp. (b)	3,387	46,097

		79,920

		28,079,894

Industrial — 14.2%
Aerospace & Defense — 1.5%
AAR Corp.	2,938	76,241
Aerovironment, Inc. (a)	1,332	53,613
API Technologies Corp. (a) (b)	2,495	7,310
Astronics Corp. (a)	1,117	70,829
Cubic Corp.	1,469	75,022
Curtiss-Wright Corp.	3,418	217,180
Ducommun, Inc. (a)	797	19,973
Erickson Air-Crane, Inc. (a) (b)	294	5,677
Esterline Technologies Corp. (a)	2,282	243,124
GenCorp, Inc. (a) (b)	4,461	81,502
HEICO Corp.	4,849	291,716
Innovative Solutions & Support, Inc. (a)	987	7,432
Kaman Corp.	1,994	81,116
Kratos Defense & Security Solutions, Inc. (a)	3,231	24,362
LMI Aerospace, Inc. (a)	791	11,153
M/A-COM Technology Solutions Holdings, Inc. (a)	761	15,638
Moog, Inc. Class A (a)	3,309	216,773
Orbital Sciences Corp. (a)	4,392	122,537
Teledyne Technologies, Inc. (a)	2,715	264,251

		1,885,449

Building Materials — 1.1%
AAON, Inc.	2,090	58,248
Apogee Enterprises, Inc.	2,133	70,880
Boise Cascade Co. (a)	906	25,948
Builders FirstSource, Inc. (a)	3,210	29,243
Comfort Systems USA, Inc.	2,677	40,797
Continental Building Products, Inc. (a)	996	18,765
Drew Industries, Inc.	1,689	91,544
Gibraltar Industries, Inc. (a)	2,210	41,703
Louisiana-Pacific Corp. (a)	10,172	171,602
LSI Industries, Inc.	1,499	12,277
NCI Building Systems, Inc. (a)	1,532	26,749
Nortek, Inc. (a)	672	55,245
Patrick Industries, Inc. (a)	507	22,475
PGT, Inc. (a)	2,443	28,119
Ply Gem Holdings, Inc. (a)	1,092	13,792
Quanex Building Products Corp.	2,667	55,153

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Simpson Manufacturing Co., Inc.	2,976	$105,142
Stock Building Supply Holdings, Inc. (a)	552	11,217
Texas Industries, Inc. (a) (b)	1,591	142,585
Trex Co., Inc. (a)	1,267	92,694
Universal Forest Products, Inc.	1,469	81,294
US Concrete, Inc. (a)	1,039	24,416
USG Corp. (a)	5,605	183,396

		1,403,284

Electrical Components & Equipment — 1.3%
Advanced Energy Industries, Inc. (a)	2,910	71,295
American Superconductor Corp. (a) (b)	3,471	5,588
Belden, Inc.	3,200	222,720
Capstone Turbine Corp. (a) (b)	21,943	46,739
Encore Wire Corp.	1,532	74,317
EnerSys	3,511	243,277
Generac Holdings, Inc.	3,766	222,081
General Cable Corp.	3,664	93,835
GrafTech International Ltd. (a) (b)	8,614	94,065
Graham Corp.	725	23,091
Greatbatch, Inc. (a)	1,763	80,957
Insteel Industries, Inc.	1,295	25,473
Littelfuse, Inc.	1,614	151,135
Powell Industries, Inc.	663	42,962
PowerSecure International Inc. (a)	1,556	36,473
Revolution Lighting Technologies, Inc. (a) (b)	2,162	6,810
SunPower Corp. (a) (b)	3,031	97,780
Universal Display Corp. (a) (b)	2,961	94,486
Vicor Corp. (a)	1,348	13,750

		1,646,834

Electronics — 2.2%
American Science & Engineering, Inc.	586	39,362
Analogic Corp.	907	74,474
Applied Optoelectronics, Inc. (a)	326	8,042
Badger Meter, Inc.	1,070	58,957
Bel Fuse, Inc. Class B	699	15,308
Benchmark Electronics, Inc. (a)	4,007	90,759
Brady Corp. Class A	3,409	92,554
Checkpoint Systems, Inc. (a)	2,954	39,643
Coherent, Inc. (a)	1,785	116,650
Control4 Corp. (a) (b)	310	6,575
CTS Corp.	2,411	50,342
Daktronics, Inc.	2,631	37,860
Electro Scientific Industries, Inc.	1,821	17,937
Fabrinet (a)	2,042	42,412
Faro Technologies, Inc. (a)	1,270	67,310
FEI Co.	3,040	313,181
Fluidigm Corp. (a)	1,881	82,896
II-VI, Inc. (a)	3,680	56,782
InvenSense, Inc. (a) (b)	4,178	98,893

	Number of Shares	Value
Itron, Inc. (a)	2,906	$103,279
Kemet Corp. (a)	3,397	19,737
Measurement Specialties, Inc. (a)	1,141	77,417
Mesa Laboratories, Inc.	195	17,599
Methode Electronics, Inc.	2,735	83,855
Multi-Fineline Electronix, Inc. (a)	568	7,270
Newport Corp. (a)	2,813	58,173
NVE Corp. (a)	355	20,249
OSI Systems, Inc. (a)	1,471	88,054
Park Electrochemical Corp.	1,500	44,805
Plexus Corp. (a)	2,505	100,375
Rofin-Sinar Technologies, Inc. (a)	2,038	48,830
Rogers Corp. (a)	1,320	82,394
Sanmina Corp. (a)	6,080	106,096
Sparton Corp. (a)	734	21,492
Stoneridge, Inc. (a)	2,058	23,111
Taser International, Inc. (a)	3,797	69,447
TTM Technologies, Inc. (a)	3,858	32,600
Viasystems Group, Inc. (a)	261	3,268
Vishay Precision Group, Inc. (a)	961	16,702
Watts Water Technologies, Inc. Class A	2,092	122,780
Woodward, Inc.	5,007	207,941
Zagg, Inc. (a)	2,155	9,956
Zygo Corp. (a)	1,273	19,337

		2,694,704

Engineering & Construction — 0.6%
Aegion Corp. (a)	2,900	73,399
Argan, Inc.	1,026	30,503
Dycom Industries, Inc. (a)	2,445	77,286
EMCOR Group, Inc.	4,896	229,084
Engility Holdings, Inc. (a)	1,234	55,592
Granite Construction, Inc.	2,845	113,601
Layne Christensen Co. (a) (b)	1,428	25,975
Mistras Group, Inc. (a)	1,145	26,072
MYR Group, Inc. (a)	1,511	38,258
Orion Marine Group, Inc. (a)	2,049	25,756
Sterling Construction Co., Inc. (a)	1,137	9,858
Tutor Perini Corp. (a)	2,740	78,556
VSE Corp.	312	16,442

		800,382

Environmental Controls — 0.7%
Advanced Emissions Solutions, Inc. (a)	1,548	37,988
Calgon Carbon Corp. (a)	3,991	87,124
Casella Waste Systems, Inc. Class A (a)	3,011	15,386
Ceco Environmental Corp. (b)	1,336	22,164
Darling International, Inc. (a)	11,533	230,891
Energy Recovery, Inc. (a) (b)	3,140	16,705
Heritage-Crystal Clean, Inc. (a)	641	11,621
MSA Safety, Inc.	2,076	118,332

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nuverra Environmental Solutions, Inc. (a) (b)	1,059	$21,487
Pure Cycle Corp. (a) (b)	1,233	7,460
Rentech, Inc. (a)	16,268	30,909
Tetra Technologies, Inc. (a)	4,750	140,553
TRC Cos., Inc. (a)	1,116	7,421
US Ecology, Inc.	1,552	57,610

		805,651

Hand & Machine Tools — 0.1%
Franklin Electric Co., Inc.	3,465	147,332
Hardinge, Inc.	879	12,657

		159,989

Machinery – Construction & Mining — 0.1%
Astec Industries, Inc.	1,469	64,504
Hyster-Yale Materials Handling, Inc.	779	75,952

		140,456

Machinery – Diversified — 1.4%
Alamo Group, Inc.	510	27,708
Albany International Corp. Class A	2,072	73,639
Altra Industrial Motion Corp.	2,002	71,471
Applied Industrial Technologies, Inc.	3,078	148,483
Briggs & Stratton Corp.	3,566	79,344
Chart Industries, Inc. (a) (b)	2,215	176,203
Cognex Corp. (a)	6,340	214,672
Columbus McKinnon Corp. (a)	1,405	37,640
DXP Enterprises, Inc. (a)	703	66,736
The ExOne Co. (a) (b)	478	17,127
Global Power Equipment Group, Inc.	1,236	24,584
Gorman-Rupp Co.	1,358	43,171
Hurco Cos., Inc.	470	12,540
iRobot Corp. (a) (b)	2,084	85,548
Kadant, Inc.	807	29,431
Lindsay Corp. (b)	927	81,743
Manitex International, Inc. (a)	954	15,550
The Middleby Corp. (a)	1,373	362,760
NACCO Industries, Inc. Class A	348	18,865
Power Solutions International, Inc. (a)	157	11,802
Proto Labs, Inc. (a)	1,260	85,264
Tecumseh Products Co. Class A (a)	1,528	10,543
Tennant Co.	1,358	89,112
Twin Disc, Inc.	616	16,226

		1,800,162

Manufacturing — 2.0%
Actuant Corp. Class A	5,338	182,293
Acuity Brands, Inc.	3,129	414,812
American Railcar Industries, Inc. (b)	681	47,690
AZZ, Inc.	1,884	84,177
Barnes Group, Inc.	3,928	151,110
Blount International, Inc. (a)	3,546	42,197
The Brink’s Co.	3,529	100,753
Chase Corp.	489	15,418

	Number of Shares	Value
CLARCOR, Inc.	3,617	$207,435
EnPro Industries, Inc. (a)	1,533	111,403
ESCO Technologies, Inc.	1,965	69,148
Federal Signal Corp. (a)	4,495	66,976
FreightCar America, Inc.	866	20,126
GP Strategies Corp. (a)	1,055	28,728
Griffon Corp.	2,974	35,510
Handy & Harman Ltd. (a)	381	8,386
John Bean Technologies Corp.	2,148	66,373
Koppers Holdings, Inc.	1,492	61,515
LSB Industries, Inc. (a)	1,377	51,527
Lydall, Inc. (a)	1,259	28,793
Matthews International Corp. Class A	2,042	83,334
Myers Industries, Inc.	2,030	40,438
NL Industries, Inc.	520	5,637
Park-Ohio Holdings Corp. (a)	620	34,813
PMFG, Inc. (a)	1,452	8,668
Polypore International, Inc. (a) (b)	3,420	116,998
Raven Industries, Inc.	2,681	87,803
Smith & Wesson Holding Corp. (a) (b)	4,012	58,655
Standex International Corp.	917	49,133
Sturm, Ruger & Co., Inc. (b)	1,423	85,095
Tredegar Corp.	1,773	40,797
Trimas Corp. (a)	3,298	109,494

		2,515,235

Metal Fabricate & Hardware — 0.9%
A.M. Castle & Co. (a) (b)	1,303	19,141
Ampco-Pittsburgh Corp.	569	10,737
Circor International, Inc.	1,294	94,889
Commercial Metals Co.	8,534	161,122
Dynamic Materials Corp.	988	18,812
Global Brass & Copper Holdings, Inc.	578	9,115
Haynes International, Inc.	892	48,168
L.B. Foster Co. Class A	733	34,341
Mueller Industries, Inc.	4,088	122,599
Mueller Water Products, Inc. Class A	11,584	110,048
NN, Inc.	1,233	24,290
Northwest Pipe Co. (a)	684	24,734
Omega Flex, Inc.	198	4,245
RBC Bearings, Inc. (a)	1,689	107,589
Rexnord Corp. (a)	2,181	63,205
Sun Hydraulics Corp.	1,592	68,950
Worthington Industries, Inc.	3,864	147,798

		1,069,783

Packaging & Containers — 0.2%
AEP Industries, Inc. (a)	301	11,167
Berry Plastics Group, Inc. (a)	4,077	94,383
Graphic Packaging Holding Co. (a)	14,340	145,694
UFP Technologies, Inc. (a)	398	9,695

		260,939

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 1.8%
Air Transport Services Group, Inc. (a)	3,769	$29,587
Arkansas Best Corp.	1,909	70,538
Atlas Air Worldwide Holdings, Inc. (a)	1,918	67,648
Bristow Group, Inc.	2,637	199,146
CAI International, Inc. (a)	1,235	30,467
Celadon Group, Inc.	1,445	34,738
CHC Group Ltd. (a)	2,617	19,340
Echo Global Logistics, Inc. (a)	1,297	23,761
Era Group, Inc. (a)	1,448	42,441
Forward Air Corp.	2,212	101,995
Frontline Ltd. (a)	4,222	16,592
GasLog Ltd.	2,153	50,143
GulfMark Offshore, Inc. Class A	1,967	88,397
Heartland Express, Inc.	3,310	75,104
Hub Group, Inc. Class A (a)	2,711	108,413
International Shipholding Corp.	441	12,983
Knight Transportation, Inc.	4,320	99,922
Knightsbridge Tankers Ltd.	2,250	30,488
Marten Transport Ltd.	1,681	36,175
Matson, Inc.	3,077	75,971
Nordic American Tanker Shipping Ltd. (b)	5,414	53,274
Pacer International, Inc. (a)	2,643	23,681
Patriot Transportation Holding, Inc. (a)	489	17,628
PHI, Inc. (a)	949	41,984
Quality Distribution, Inc. (a)	1,531	19,888
Roadrunner Transportation Systems, Inc. (a)	1,341	33,847
Saia, Inc. (a)	1,802	68,854
Scorpio Bulkers, Inc. (a)	9,614	97,198
Scorpio Tankers, Inc.	13,504	134,635
Ship Finance International Ltd. (b)	4,128	74,180
Swift Transportation Co. (a)	6,120	151,470
Teekay Tankers Ltd. Class A (b)	4,472	15,831
Ultrapetrol Bahamas Ltd. (a)	1,663	5,155
Universal Truckload Services, Inc.	389	11,242
UTI Worldwide, Inc.	6,714	71,101
Werner Enterprises, Inc.	3,292	83,979
XPO Logistics, Inc. (a) (b)	3,533	103,906
YRC Worldwide, Inc. (a) (b)	2,285	51,412

		2,273,114

Trucking & Leasing — 0.3%
Aircastle Ltd.	5,037	97,617
TAL International Group, Inc. (b)	2,486	106,575
Textainer Group Holdings Ltd. (b)	1,534	58,706
The Greenbrier Cos., Inc. (a)	1,806	82,354

		345,252

		17,801,234

	Number of Shares	Value
Technology — 10.1%
Computers — 1.9%
A10 Networks, Inc. (a) (b)	18	$271
Acorn Energy, Inc. (b)	1,617	5,482
Agilysys, Inc. (a)	1,125	15,075
CACI International, Inc. Class A (a)	1,688	124,574
Carbonite, Inc. (a)	949	9,670
Ciber, Inc. (a)	5,433	24,883
Computer Task Group, Inc.	1,179	20,031
Cray, Inc. (a)	2,911	108,639
Datalink Corp. (a)	1,418	19,753
Digimarc Corp.	440	13,816
Electronics for Imaging, Inc. (a)	3,391	146,864
FleetMatics Group PLC (a)	1,253	41,913
Furmanite Corp. (a)	2,686	26,377
Fusion-io, Inc. (a) (b)	5,881	61,868
Hutchinson Technology, Inc. (a)	1,496	4,234
iGATE Corp. (a)	2,575	81,215
Imation Corp. (a)	2,643	15,250
Immersion Corp. (a)	2,072	21,860
j2 Global, Inc.	3,355	167,918
The KEYW Holding Corp. (a) (b)	2,296	42,958
LivePerson, Inc. (a)	3,964	47,845
LogMeIn, Inc. (a)	1,795	80,578
Luxoft Holding, Inc. (a)	334	11,713
Manhattan Associates, Inc. (a)	5,686	199,181
Maxwell Technologies, Inc. (a)	2,162	27,933
Mentor Graphics Corp.	6,956	153,171
Mercury Computer Systems, Inc. (a)	2,328	30,753
Mitek Systems, Inc. (a) (b)	1,759	6,807
MTS Systems Corp.	1,168	79,996
Netscout Systems, Inc. (a)	2,661	100,000
Quantum Corp. (a) (b)	16,135	19,685
RadiSys Corp. (a)	1,811	6,501
RealD, Inc. (a)	2,914	32,549
Silicon Graphics International Corp. (a)	2,468	30,307
Silver Spring Networks, Inc. (a) (b)	447	7,769
Spansion, Inc. Class A (a)	3,399	59,211
Super Micro Computer, Inc. (a)	2,294	39,847
Sykes Enterprises, Inc. (a)	2,830	56,232
Synaptics, Inc. (a) (b)	2,374	142,487
Syntel, Inc. (a)	1,133	101,857
Uni-Pixel, Inc. (a) (b)	730	5,592
Unisys Corp. (a)	3,737	113,829
Varonis Systems, Inc. (a)	389	13,911
Violin Memory, Inc. (a) (b)	1,498	5,992
Virtusa Corp. (a)	1,638	54,889

		2,381,286

Office Equipment/Supplies — 0.0%
Arc Document Solutions, Inc. (a)	2,876	21,398
Compx International, Inc.	52	532

		21,930

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 3.4%
Aeroflex Holding Corp. (a)	1,418	$11,784
Alpha & Omega Semiconductor Ltd. (a)	1,377	10,135
Ambarella, Inc. (a) (b)	1,331	35,551
Amkor Technology, Inc. (a) (b)	5,032	34,520
ANADIGICS, Inc. (a)	5,830	9,911
Applied Micro Circuits Corp. (a)	5,264	52,114
ATMI, Inc. (a)	2,358	80,196
Axcelis Technologies, Inc. (a)	7,980	17,157
Brooks Automation, Inc.	4,964	54,257
Cabot Microelectronics Corp. (a)	1,804	79,376
Cavium, Inc. (a)	3,744	163,725
Ceva, Inc. (a)	1,591	27,938
Cirrus Logic, Inc. (a)	4,667	92,733
Cohu, Inc.	1,887	20,266
Cypress Semiconductor Corp.	10,787	110,782
Diodes, Inc. (a)	2,662	69,531
DSP Group, Inc. (a)	1,373	11,863
Emulex Corp. (a)	5,783	42,736
Entegris, Inc. (a)	10,195	123,461
Entropic Communications, Inc. (a)	6,442	26,348
Exar Corp. (a)	2,787	33,305
Formfactor, Inc. (a)	3,879	24,787
GSI Group, Inc. (a)	2,182	28,497
GSI Technology, Inc. (a)	1,453	10,040
GT Advanced Technologies, Inc. (a) (b)	9,802	167,124
Hittite Microwave Corp.	2,302	145,118
Inphi Corp. (a)	2,056	33,081
Integrated Device Technology, Inc. (a)	9,660	118,142
Integrated Silicon Solution, Inc. (a)	2,137	33,230
Intermolecular, Inc. (a) (b)	1,343	3,760
International Rectifier Corp. (a)	5,075	139,055
Intersil Corp. Class A	9,304	120,208
IXYS Corp.	1,778	20,180
Kopin Corp. (a)	4,905	18,541
Lattice Semiconductor Corp. (a)	8,587	67,322
LTX-Credence Corp. (a)	3,445	30,695
MaxLinear, Inc. Class A (a)	1,845	17,491
Micrel, Inc.	3,325	36,841
Microsemi Corp. (a)	6,769	169,428
MKS Instruments, Inc.	3,883	116,063
Monolithic Power Systems, Inc. (a)	2,809	108,905
MoSys, Inc. (a) (b)	3,527	16,013
Nanometrics, Inc. (a)	1,660	29,830
OmniVision Technologies, Inc. (a)	4,001	70,818
Peregrine Semiconductor Corp. (a)	1,766	10,684
Pericom Semiconductor Corp. (a)	1,746	13,671
Photronics, Inc. (a)	4,376	37,327
PLX Technology, Inc. (a)	3,301	19,971
PMC-Sierra, Inc. (a)	14,950	113,769
Power Integrations, Inc.	2,117	139,256
QLogic Corp. (a)	6,417	81,817
Rambus, Inc. (a)	8,228	88,451

	Number of Shares	Value
Richardson Electronics Ltd.	918	$9,878
Rubicon Technology, Inc. (a) (b)	1,578	17,816
Rudolph Technologies, Inc. (a)	2,338	26,677
Semtech Corp. (a)	4,930	124,926
Sigma Designs, Inc. (a)	2,211	10,524
Silicon Image, Inc. (a)	5,581	38,509
SunEdison, Inc. (a)	19,467	366,758
Supertex, Inc. (a)	735	24,240
Tessera Technologies, Inc.	3,885	91,803
TriQuint Semiconductor, Inc. (a)	11,914	159,528
Ultra Clean Holdings, Inc. (a)	1,717	22,579
Ultratech, Inc. (a)	1,997	58,292
Veeco Instruments, Inc. (a)	2,872	120,423

		4,209,757

Software — 4.8%
2U, Inc. (a)	43	587
Accelrys, Inc. (a)	4,020	50,089
ACI Worldwide, Inc. (a)	2,907	172,065
Actuate Corp. (a)	3,486	20,986
Acxiom Corp. (a)	5,403	185,836
Advent Software, Inc.	2,413	70,846
Amber Road, Inc. (a)	110	1,694
American Software, Inc. /Georgia Class A	1,751	17,808
Aspen Technology, Inc. (a)	6,844	289,912
Athenahealth, Inc. (a)	2,686	430,405
Audience, Inc. (a)	667	8,337
AVG Technologies NV (a)	1,740	36,470
Benefitfocus, Inc. (a) (b)	367	17,238
Blackbaud, Inc.	3,352	104,918
Bottomline Technologies, Inc. (a)	2,780	97,717
BroadSoft, Inc. (a)	2,018	53,941
Callidus Software, Inc. (a)	2,907	36,396
Castlight Health, Inc. (a) (b)	15	318
CommVault Systems, Inc. (a)	3,396	220,570
Computer Programs & Systems, Inc.	829	53,553
Cornerstone OnDemand, Inc. (a)	2,951	141,264
CSG Systems International, Inc.	2,517	65,543
Cvent, Inc. (a)	450	16,267
Demandware, Inc. (a)	1,359	87,058
Digi International, Inc. (a)	1,899	19,275
E2open, Inc. (a) (b)	1,179	27,789
Ebix, Inc. (b)	2,240	38,237
Envestnet, Inc. (a)	1,736	69,752
EPAM Systems, Inc. (a)	1,574	51,785
EPIQ Systems, Inc.	2,261	30,817
Everyday Health, Inc. (a)	43	602
Fair Isaac Corp.	2,619	144,883
Glu Mobile, Inc. (a) (b)	4,697	22,264
Guidance Software, Inc. (a) (b)	1,211	13,394
Guidewire Software, Inc. (a)	3,563	174,765
Imperva, Inc. (a)	1,489	82,937

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
inContact, Inc. (a)	3,859	$37,046
Infoblox, Inc. (a)	3,917	78,575
InnerWorkings, Inc. (a)	3,193	24,458
Interactive Intelligence Group, Inc. (a)	1,144	82,940
Jive Software, Inc. (a)	2,960	23,710
ManTech International Corp. Class A	1,722	50,644
MedAssets, Inc. (a)	4,472	110,503
Medidata Solutions, Inc. (a)	3,891	211,437
MicroStrategy, Inc. Class A (a)	670	77,311
Model N, Inc. (a)	593	5,995
Monotype Imaging Holdings, Inc.	2,817	84,904
Omnicell, Inc. (a)	2,667	76,330
PDF Solutions, Inc. (a)	1,806	32,815
Pegasystems, Inc.	1,252	44,221
Planet Payment, Inc. (a)	3,311	9,072
Progress Software Corp. (a)	3,826	83,407
Proofpoint, Inc. (a)	1,656	61,404
PROS Holdings, Inc. (a)	1,618	50,983
PTC, Inc. (a)	8,729	309,268
QAD, Inc.	464	9,480
QLIK Technologies, Inc. (a)	6,360	169,112
Quality Systems, Inc.	2,878	48,581
Qualys, Inc. (a)	1,090	27,719
Rally Software Development Corp. (a)	461	6,168
RealPage, Inc. (a) (b)	3,351	60,854
Rocket Fuel, Inc. (a) (b)	378	16,209
Rosetta Stone, Inc. (a)	781	8,763
Sapiens International Corp. NV (a)	1,524	12,360
Schawk, Inc.	1,029	20,570
SciQuest, Inc. (a)	1,638	44,251
Seachange International, Inc. (a)	2,432	25,390
SS&C Technologies Holdings, Inc (a)	4,254	170,245
Synchronoss Technologies, Inc. (a)	2,158	73,998
SYNNEX Corp. (a)	1,936	117,341
Take-Two Interactive Software, Inc. (a)	5,927	129,979
Tangoe, Inc./CT (a) (b)	2,228	41,418
TiVo, Inc. (a)	9,262	122,536
Tyler Technologies, Inc. (a)	2,301	192,548
The Ultimate Software Group, Inc. (a)	2,018	276,466
Verint Systems, Inc. (a)	3,847	180,540

		6,065,869

		12,678,842

Utilities — 3.1%
Electric — 1.8%
Allete, Inc.	2,918	152,961
Ameresco, Inc. Class A (a)	1,345	10,168
Atlantic Power Corp. (b)	8,648	25,079
Avista Corp.	4,394	134,676

	Number of Shares	Value
Black Hills Corp.	3,246	$187,132
Cleco Corp.	4,399	222,501
Dynegy, Inc. (a) (b)	7,309	182,286
El Paso Electric Co.	2,957	105,654
The Empire District Electric Co.	3,071	74,687
EnerNOC, Inc. (a)	1,893	42,176
Genie Energy Ltd. Class B (a)	892	8,893
IDACORP, Inc.	3,661	203,076
MGE Energy, Inc.	2,560	100,429
NorthWestern Corp.	2,777	131,713
NRG Yield, Inc. Class A (b)	1,621	64,078
Ormat Technologies, Inc. (b)	1,269	38,083
Otter Tail Corp.	2,676	82,394
Pike Corp. (a)	1,949	20,971
Portland General Electric Co.	5,517	178,420
UIL Holdings Corp.	4,126	151,878
Unitil Corp.	1,013	33,267
UNS Energy Corp.	3,021	181,351

		2,331,873

Gas — 1.0%
Chesapeake Utilities Corp.	691	43,644
Delta Natural Gas Co., Inc.	545	11,292
The Laclede Group, Inc.	2,357	111,133
New Jersey Resources Corp.	3,052	151,990
Northwest Natural Gas Co. (b)	1,942	85,467
Piedmont Natural Gas Co., Inc. (b)	5,499	194,610
PNM Resources, Inc.	5,813	157,125
South Jersey Industries, Inc.	2,337	131,082
Southwest Gas Corp.	3,376	180,447
WGL Holdings, Inc.	3,777	151,307

		1,218,097

Water — 0.3%
American States Water Co.	2,842	91,768
Artesian Resources Corp. Class A	552	12,398
California Water Service Group	3,529	84,484
Connecticut Water Service, Inc.	780	26,652
Consolidated Water Co., Inc.	1,159	15,276
Middlesex Water Co.	1,149	25,071
Pico Holdings, Inc. (a)	1,638	42,572
SJW Corp.	1,114	32,930
York Water Co.	931	18,992

		350,143

		3,900,113

TOTAL COMMON STOCK (Cost $101,771,068)		123,065,321

TOTAL EQUITIES (Cost $101,771,068)		123,065,321

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Agriculture — 0.0%
Magnum Hunter Resources Corp., Expires 4/15/16, Strike 8.50 (a) (b) (c)	1,428	$-
Tejon Ranch Co., Expires 8/31/16, Strike 40.00 (a)	169	617

		617

TOTAL WARRANTS (Cost $863)		617

RIGHTS — 0.0%
Communications — 0.0%
Media — 0.0%
Central European Media Enterprises Ltd. Class A, Expires 4/25/14, Strike 1.00 (a) (c)	89	3,646

TOTAL RIGHTS (Cost $0)		3,646

MUTUAL FUNDS — 12.4%
Diversified Financial — 12.4%
Firsthand Technology Value Fund, Inc.	637	13,600
State Street Navigator Securities Lending Prime Portfolio (d)	15,546,828	15,546,828

		15,560,428

TOTAL MUTUAL FUNDS (Cost $15,559,156)		15,560,428

TOTAL LONG-TERM INVESTMENTS (Cost $117,331,087)		138,630,012

	Principal Amount
SHORT-TERM INVESTMENTS — 4.0%
Repurchase Agreement — 3.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (e)	$4,613,701	4,613,701

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	3,676	3,676

U.S. Treasury Bills — 0.3%
U.S. Treasury Bill (f) 0.000% 4/10/14	100,000	100,000
U.S. Treasury Bill (f) 0.000% 4/10/14	325,000	324,996

	Principal Amount	Value
U.S. Treasury Bill (f) 0.000% 4/10/14	$10,000	$10,000

		434,996

TOTAL SHORT-TERM INVESTMENTS (Cost $5,052,373)		5,052,373

TOTAL INVESTMENTS — 114.3% (Cost $122,383,460) (g)		143,682,385

Other Assets/ (Liabilities) — (14.3)%		(18,003,422)

NET ASSETS — 100.0%		$125,678,963

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $15,080,087 or 12.00% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2014, these securities amounted to a value of $19,550 or 0.02% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $4,613,703. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $4,708,148.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.6%

COMMON STOCK — 95.3%
Basic Materials — 2.9%
Chemicals — 2.1%
Celanese Corp. Series A	191,000	$10,602,410
Cytec Industries, Inc.	28,800	2,811,168
FMC Corp.	102,300	7,832,088
Rockwood Holdings, Inc.	213,000	15,847,200
The Sherwin-Williams Co.	21,660	4,269,836

		41,362,702

Mining — 0.8%
Agnico-Eagle Mines Ltd.	192,000	5,808,000
Franco-Nevada Corp.	191,000	8,776,843

		14,584,843

		55,947,545

Communications — 7.5%
Advertising — 0.2%
Aimia, Inc.	192,000	3,082,768

Internet — 3.4%
Akamai Technologies, Inc. (a)	268,500	15,629,385
Cogent Communications Group, Inc.	89,100	3,165,723
Coupons.com, Inc. (a) (b)	18,000	443,700
Coupons.com, Inc., Series B (a) (c)	202,190	4,734,777
Dropbox, Inc. (a) (c)	32,717	624,934
Groupon, Inc. (a) (b)	512,000	4,014,080
LinkedIn Corp. Class A (a)	19,000	3,513,860
Netflix, Inc. (a)	21,500	7,568,645
Rackspace Hosting, Inc. (a)	145,400	4,772,028
TripAdvisor, Inc. (a)	39,000	3,533,010
VeriSign, Inc. (a) (b)	285,200	15,375,132
Yelp, Inc. (a)	22,600	1,738,618
Zynga, Inc. (a)	356,600	1,533,380

		66,647,272

Media — 1.7%
Charter Communications, Inc. Class A (a)	119,000	14,660,800
Discovery Communications, Inc. Series A (a)	46,500	3,845,550
FactSet Research Systems, Inc. (b)	128,000	13,799,680

		32,306,030

Telecommunications — 2.2%
DigitalGlobe, Inc. (a)	352,000	10,211,520
JDS Uniphase Corp. (a)	934,000	13,076,000
Mastec, Inc. (a)	83,800	3,640,272
Motorola Solutions, Inc.	258,000	16,586,820

		43,514,612

		145,550,682

	Number of Shares	Value
Consumer, Cyclical — 16.3%
Airlines — 0.4%
American Airlines Group, Inc. (a)	111,000	$4,062,600
Spirit Airlines, Inc. (a)	55,300	3,284,820

		7,347,420

Apparel — 0.4%
VF Corp.	74,016	4,580,110
Wolverine World Wide, Inc. (b)	111,800	3,191,890

		7,772,000

Auto Manufacturers — 0.2%
Tesla Motors, Inc. (a) (b)	22,000	4,585,900

Automotive & Parts — 1.2%
Delphi Automotive PLC	96,800	6,568,848
TRW Automotive Holdings Corp. (a)	71,100	5,803,182
WABCO Holdings, Inc. (a)	97,000	10,239,320

		22,611,350

Distribution & Wholesale — 1.2%
Fastenal Co. (b)	339,000	16,719,480
LKQ Corp. (a)	138,800	3,657,380
WESCO International, Inc. (a) (b)	36,200	3,012,564

		23,389,424

Home Furnishing — 0.5%
Harman International Industries, Inc.	96,000	10,214,400

Leisure Time — 1.7%
Harley-Davidson, Inc.	250,800	16,705,788
Norwegian Cruise Line Holdings Ltd. (a)	480,000	15,489,600

		32,195,388

Lodging — 2.0%
Choice Hotels International, Inc.	197,000	9,062,000
Marriott International, Inc. Class A	259,000	14,509,180
MGM Resorts International (a)	153,000	3,956,580
Starwood Hotels & Resorts Worldwide, Inc.	79,600	6,336,160
Wyndham Worldwide Corp.	57,000	4,174,110

		38,038,030

Retail — 8.7%
Advance Auto Parts, Inc.	24,600	3,111,900
AutoZone, Inc. (a)	32,000	17,187,200
CarMax, Inc. (a)	484,000	22,651,200
Chipotle Mexican Grill, Inc. (a)	20,840	11,838,162
Coach, Inc.	240,000	11,918,400
Copart, Inc. (a)	10,800	393,012
Dick’s Sporting Goods, Inc.	42,700	2,331,847
Dollar General Corp. (a)	274,000	15,201,520
Dollar Tree, Inc. (a)	210,000	10,957,800
DSW, Inc. Class A	304,000	10,901,440
Dunkin’ Brands Group, Inc.	56,300	2,825,134

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
GNC Holdings, Inc. Class A	69,400	$3,054,988
L Brands, Inc.	144,000	8,174,880
O’Reilly Automotive, Inc. (a)	154,900	22,985,611
Panera Bread Co. Class A (a)	26,000	4,588,220
Rite Aid Corp. (a)	1,536,000	9,630,720
Tiffany & Co.	30,200	2,601,730
Tim Hortons, Inc.	143,000	7,909,330

		168,263,094

		314,417,006

Consumer, Non-cyclical — 25.4%
Beverages — 0.4%
Brown-Forman Corp. Class B	50,925	4,567,463
Keurig Green Mountain, Inc.	32,000	3,378,880

		7,946,343

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (a)	11,000	1,673,430
Alkermes PLC (a)	477,900	21,070,611
Illumina, Inc. (a)	82,400	12,249,584
Incyte Corp. (a)	198,300	10,613,016
Intrexon Corp. (a) (b)	52,000	1,367,080
Puma Biotechnology, Inc. (a)	29,000	3,020,060
Seattle Genetics, Inc. (a) (b)	35,000	1,594,600
Vertex Pharmaceuticals, Inc. (a)	80,000	5,657,600

		57,245,981

Commercial Services — 7.6%
Alliance Data Systems Corp. (a)	25,100	6,838,495
ARAMARK Holdings Corp.	127,600	3,690,192
Bright Horizons Family Solutions, Inc. (a)	74,350	2,907,829
CoreLogic, Inc. (a)	352,000	10,574,080
Equifax, Inc.	194,000	13,197,820
Gartner, Inc. (a)	284,200	19,734,848
Global Payments, Inc.	225,600	16,042,416
Hertz Global Holdings, Inc. (a)	403,000	10,735,920
KAR Auction Services, Inc.	124,910	3,791,018
Manpower, Inc.	177,000	13,952,910
Quanta Services, Inc. (a)	480,000	17,712,000
Towers Watson & Co. Class A	17,400	1,984,470
Vantiv, Inc. Class A (a)	368,000	11,120,960
Verisk Analytics, Inc. Class A (a)	186,000	11,152,560
WEX, Inc. (a)	31,900	3,032,095

		146,467,613

Foods — 2.3%
Dean Foods Co.	316,000	4,885,360
Sprouts Farmers Market, Inc. (a) (b)	204,200	7,357,326
TreeHouse Foods, Inc. (a)	130,000	9,358,700
WhiteWave Foods Co. Class A (a)	526,000	15,012,040
Whole Foods Market, Inc.	159,000	8,062,890

		44,676,316

	Number of Shares	Value
Health Care – Products — 5.0%
Bruker Corp. (a)	485,000	$11,053,150
CareFusion Corp. (a)	404,000	16,248,880
The Cooper Cos., Inc.	163,700	22,485,832
Henry Schein, Inc. (a)	128,000	15,279,360
IDEXX Laboratories, Inc. (a)	139,000	16,874,600
Intuitive Surgical, Inc. (a)	32,000	14,015,680

		95,957,502

Health Care – Services — 3.5%
Catamaran Corp. (a)	79,616	3,563,612
Covance, Inc. (a)	230,700	23,969,730
Envision Healthcare Holdings, Inc. (a)	192,000	6,495,360
Laboratory Corporation of America Holdings (a)	64,000	6,285,440
MEDNAX, Inc. (a)	262,670	16,280,287
Universal Health Services, Inc. Class B	134,000	10,997,380

		67,591,809

Pharmaceuticals — 3.7%
Actavis PLC (a)	39,700	8,172,245
Alnylam Pharmaceuticals, Inc. (a)	64,000	4,296,960
Cubist Pharmaceuticals, Inc. (a)	45,000	3,291,750
DENTSPLY International, Inc.	444,000	20,441,760
Hospira, Inc. (a)	264,000	11,418,000
Mylan, Inc. (a)	140,600	6,865,498
Perrigo Co. PLC	55,100	8,521,766
Pharmacyclics, Inc. (a)	26,000	2,605,720
Sirona Dental Systems, Inc. (a)	69,900	5,219,433

		70,833,132

		490,718,696

Energy — 5.7%
Coal — 0.5%
CONSOL Energy, Inc.	243,000	9,707,850

Oil & Gas — 4.9%
Cabot Oil & Gas Corp.	153,200	5,190,416
Carrizo Oil & Gas, Inc. (a)	61,400	3,282,444
Concho Resources, Inc. (a)	135,400	16,586,500
Continental Resources, Inc. (a) (b)	49,700	6,176,219
EQT Corp.	225,000	21,818,250
Laredo Petroleum, Inc. (a)	62,500	1,616,250
Pioneer Natural Resources Co.	51,000	9,544,140
Range Resources Corp.	224,000	18,585,280
SandRidge Energy, Inc. (a) (b)	494,800	3,038,072
SM Energy Co.	132,000	9,410,280

		95,247,851

Oil & Gas Services — 0.3%
Cameron International Corp. (a)	72,860	4,500,562

		109,456,263

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 8.2%
Banks — 0.6%
Signature Bank (a)	52,500	$6,593,475
SVB Financial Group (a)	32,094	4,133,065

		10,726,540

Diversified Financial — 3.7%
CBOE Holdings, Inc.	243,000	13,753,800
E*TRADE Financial Corp. (a)	267,000	6,146,340
IntercontinentalExchange, Inc.	64,400	12,740,252
LPL Financial Holdings, Inc.	160,000	8,406,400
Raymond James Financial, Inc.	99,300	5,553,849
Santander Consumer USA Holdings, Inc. (a)	352,000	8,476,160
TD Ameritrade Holding Corp.	452,000	15,345,400
WisdomTree Investments, Inc. (a)	129,100	1,693,792

		72,115,993

Insurance — 3.2%
Allied World Assurance Co. Holdings Ltd.	29,300	3,023,467
Aon PLC	64,700	5,452,916
Arthur J. Gallagher & Co.	81,400	3,873,012
Fidelity National Financial, Inc. Class A	620,000	19,492,800
HCC Insurance Holdings, Inc.	255,000	11,599,950
The Progressive Corp.	480,000	11,625,600
Willis Group Holdings PLC	167,000	7,369,710

		62,437,455

Real Estate — 0.7%
Jones Lang LaSalle, Inc.	111,000	13,153,500

		158,433,488

Industrial — 17.6%
Aerospace & Defense — 0.6%
BE Aerospace, Inc. (a)	135,100	11,725,329

Building Materials — 1.1%
Armstrong World Industries, Inc. (a)	68,500	3,647,625
Eagle Materials, Inc.	76,400	6,773,624
Martin Marietta Materials, Inc.	80,000	10,268,000

		20,689,249

Electrical Components & Equipment — 1.8%
AMETEK, Inc.	323,000	16,631,270
The Babcock & Wilcox Co.	560,000	18,592,000

		35,223,270

Electronics — 3.2%
Agilent Technologies, Inc.	320,000	17,894,400
Amphenol Corp. Class A	63,800	5,847,270
FEI Co.	64,000	6,593,280
Imax Corp. (a) (b)	151,200	4,132,296
Mettler-Toledo International, Inc. (a)	14,000	3,299,520

	Number of Shares	Value
Sensata Technologies Holding NV (a)	352,000	$15,009,280
Trimble Navigation Ltd. (a)	226,000	8,784,620

		61,560,666

Engineering & Construction — 0.5%
Chicago Bridge & Iron Co. NV	69,000	6,013,350
Jacobs Engineering Group, Inc. (a)	69,200	4,394,200

		10,407,550

Environmental Controls — 0.2%
Stericycle, Inc. (a)	21,200	2,408,744
Waste Connections, Inc.	39,000	1,710,540

		4,119,284

Machinery – Diversified — 2.5%
Cognex Corp. (a)	32,000	1,083,520
IDEX Corp.	293,000	21,356,770
Nordson Corp.	64,000	4,511,360
Roper Industries, Inc.	130,000	17,356,300
Wabtec Corp.	45,400	3,518,500

		47,826,450

Manufacturing — 4.8%
Acuity Brands, Inc.	89,000	11,798,730
Colfax Corp. (a)	176,000	12,554,080
Pall Corp.	295,800	26,465,226
Pentair Ltd.	58,300	4,625,522
Teleflex, Inc.	107,500	11,528,300
Textron, Inc.	652,000	25,617,080

		92,588,938

Metal Fabricate & Hardware — 0.5%
Rexnord Corp. (a)	315,000	9,128,700

Packaging & Containers — 0.4%
Ball Corp.	159,000	8,714,790

Transportation — 2.0%
Genesee & Wyoming, Inc. Class A (a)	53,100	5,167,692
J.B. Hunt Transport Services, Inc.	166,100	11,945,912
Kansas City Southern	101,000	10,308,060
Kirby Corp. (a)	66,200	6,702,750
United Continental Holdings, Inc. (a)	89,200	3,980,996

		38,105,410

		340,089,636

Technology — 11.2%
Computers — 2.3%
Cadence Design Systems, Inc. (a)	426,500	6,627,810
IHS, Inc. Class A (a)	263,500	32,015,250
Jack Henry & Associates, Inc.	57,500	3,206,200
SanDisk Corp.	34,100	2,768,579

		44,617,839

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 4.2%
Altera Corp.	384,000	$13,916,160
Atmel Corp. (a)	1,365,200	11,413,072
Avago Technologies Ltd.	207,400	13,358,634
Cree, Inc. (a)	63,000	3,563,280
IPG Photonics Corp. (a) (b)	77,000	5,473,160
Lam Research Corp. (a)	58,600	3,223,000
Microchip Technology, Inc. (b)	130,000	6,208,800
NXP Semiconductor NV (a)	138,000	8,115,780
Xilinx, Inc.	305,000	16,552,350

		81,824,236

Software — 4.7%
Allscripts Healthcare Solutions, Inc. (a)	169,400	3,054,282
Cerner Corp. (a)	42,100	2,368,125
Concur Technologies, Inc. (a)	96,000	9,510,720
Electronic Arts, Inc. (a)	245,600	7,124,856
Fidelity National Information Services, Inc.	127,000	6,788,150
Fiserv, Inc. (a)	454,000	25,737,260
MSCI, Inc. (a)	228,000	9,808,560
Red Hat, Inc. (a)	320,000	16,953,600
Servicenow, Inc. (a)	64,000	3,834,880
Veeva Systems, Inc. Class A (a) (b)	65,000	1,735,500
Workday, Inc. Class A (a)	32,000	2,925,760

		89,841,693

		216,283,768

Utilities — 0.5%
Electric — 0.5%
Calpine Corp. (a)	448,000	9,367,680

TOTAL COMMON STOCK (Cost $1,239,095,331)		1,840,264,764

PREFERRED STOCK — 0.3%
Communications — 0.3%
Internet — 0.3%
Dropbox, Inc. Series A (a) (c)	40,629	776,063
Dropbox, Inc. Series A 1 (a) (c)	199,577	3,812,160
Living Social (a) (c)	586,650	351,990

		4,940,213

TOTAL PREFERRED STOCK (Cost $5,488,808)		4,940,213

TOTAL EQUITIES (Cost $1,244,584,139)		1,845,204,977

MUTUAL FUNDS — 4.7%
Diversified Financial — 4.7%
State Street Navigator Securities Lending Prime Portfolio (d)	81,944,851	81,944,851

	Number of Shares	Value
T. Rowe Price Government Reserve Investment Fund 0.010% 9/19/34	9,462,684	$9,462,684

		91,407,535

TOTAL MUTUAL FUNDS (Cost $91,407,535)		91,407,535

TOTAL LONG-TERM INVESTMENTS (Cost $1,335,991,674)		1,936,612,512

	Principal Amount

SHORT-TERM INVESTMENTS — 4.3%
Repurchase Agreement — 4.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (e)	$83,037,998	83,037,998

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	9,193	9,193

TOTAL SHORT-TERM INVESTMENTS (Cost $83,047,191)		83,047,191

TOTAL INVESTMENTS — 104.6% (Cost $1,419,038,865) (f)		2,019,659,703

Other Assets/ (Liabilities) — (4.6)%		(87,914,039)

NET ASSETS — 100.0%		$1,931,745,664

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $80,049,879 or 4.14% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2014, these securities amounted to a value of $10,299,924 or 0.53% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $83,038,021. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 5/15/40 – 9/15/40, and an aggregate market value, including accrued interest, of $84,704,252.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.5%
Basic Materials — 2.5%
Chemicals — 1.1%
Balchem Corp.	62,900	$3,278,348
Ferro Corp. (a)	20,960	286,314
H.B. Fuller Co.	63,319	3,057,041
Methanex Corp.	15,580	996,185
Minerals Technologies, Inc.	48,518	3,132,322

		10,750,210

Forest Products & Paper — 0.6%
KapStone Paper and Packaging Corp. (a)	206,166	5,945,828

Iron & Steel — 0.3%
AK Steel Holding Corp. (a) (b)	373,720	2,698,258

Mining — 0.5%
Constellium NV (a)	68,150	2,000,202
US Silica Holdings, Inc. (b)	69,452	2,650,983

		4,651,185

		24,045,481

Communications — 8.8%
Internet — 5.6%
Angie’s List, Inc. (a) (b)	117,505	1,431,211
Bankrate, Inc. (a)	351,592	5,955,969
Borderfree, Inc. (a) (b)	50,982	950,305
Constant Contact, Inc. (a)	118,402	2,896,113
Dealertrack Technologies, Inc. (a)	155,954	7,671,377
Digital River, Inc. (a)	64,700	1,127,721
Dropbox, Inc. (a) (c)	31,734	606,157
HomeAway, Inc. (a)	62,863	2,368,049
IAC/InterActiveCorp	45,240	3,229,684
OpenTable, Inc. (a) (b)	84,100	6,469,813
Shutterfly, Inc. (a)	109,666	4,680,545
Shutterstock, Inc. (a) (b)	29,707	2,157,025
SPS Commerce, Inc. (a)	61,847	3,800,498
Tremor Video, Inc. (a) (b)	129,740	534,529
Web.com Group, Inc. (a)	171,197	5,825,834
Wix.com Ltd. (a) (b)	59,799	1,373,583
Yelp, Inc. (a)	35,695	2,746,016

		53,824,429

Media — 0.7%
FactSet Research Systems, Inc. (b)	24,444	2,635,308
The New York Times Co. Class A (b)	179,860	3,079,203
Pandora Media, Inc. (a)	27,220	825,310

		6,539,821

Telecommunications — 2.5%
ARRIS Group, Inc. (a)	73,386	2,068,018
Ciena Corp. (a)	58,490	1,330,063

	Number of Shares	Value
DigitalGlobe, Inc. (a)	92,385	$2,680,089
Palo Alto Networks, Inc. (a)	39,237	2,691,658
RF Micro Devices, Inc. (a)	375,243	2,956,915
Ruckus Wireless, Inc. (a)	222,177	2,701,672
Sonus Networks, Inc. (a)	598,005	2,015,277
tw telecom, Inc. (a)	111,890	3,497,681
Vonage Holdings Corp. (a)	795,920	3,398,578

		23,339,951

		83,704,201

Consumer, Cyclical — 16.2%
Airlines — 0.7%
JetBlue Airways Corp. (a) (b)	315,880	2,744,997
Spirit Airlines, Inc. (a)	68,997	4,098,422

		6,843,419

Apparel — 0.6%
Skechers U.S.A., Inc. Class A (a)	134,890	4,928,880
Steven Madden Ltd. (a)	27,908	1,004,130

		5,933,010

Automotive & Parts — 0.9%
Dana Holding Corp.	146,690	3,413,477
Tenneco, Inc. (a)	91,388	5,306,901

		8,720,378

Distribution & Wholesale — 2.0%
Beacon Roofing Supply, Inc. (a)	83,341	3,221,963
HD Supply Holdings, Inc. (a)	110,761	2,896,400
MRC Global, Inc. (a)	81,410	2,194,814
Watsco, Inc.	74,800	7,473,268
WESCO International, Inc. (a) (b)	37,547	3,124,661

		18,911,106

Entertainment — 1.2%
Churchill Downs, Inc.	42,880	3,914,944
DreamWorks Animation SKG, Inc. Class A (a) (b)	162,548	4,315,650
Six Flags Entertainment Corp.	87,756	3,523,403

		11,753,997

Home Builders — 1.3%
Beazer Homes USA, Inc. (a)	72,490	1,455,599
The Ryland Group, Inc.	57,996	2,315,780
Standard Pacific Corp. (a)	722,649	6,005,213
Taylor Morrison Home Corp. Class A (a)	112,659	2,647,487

		12,424,079

Home Furnishing — 0.6%
Harman International Industries, Inc.	51,300	5,458,320

Housewares — 0.5%
The Toro Co.	79,500	5,023,605

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time — 0.4%
Brunswick Corp.	72,269	$3,273,063

Office Furnishings — 0.3%
Steelcase, Inc. Class A	162,778	2,703,743

Retail — 7.1%
Bloomin’ Brands, Inc. (a)	138,512	3,338,139
Bravo Brio Restaurant Group, Inc. (a)	168,190	2,373,161
Buffalo Wild Wings, Inc. (a)	14,851	2,211,314
Casey’s General Stores, Inc.	45,122	3,049,796
The Cheesecake Factory, Inc.	63,190	3,009,740
Denny’s Corp. (a)	304,780	1,959,735
Fiesta Restaurant Group, Inc. (a)	67,160	3,061,824
Five Below, Inc. (a)	90,200	3,831,696
Francesca’s Holdings Corp. (a) (b)	154,000	2,793,560
GameStop Corp. Class A (b)	88,520	3,638,172
Haverty Furniture Cos., Inc.	80,295	2,384,761
HSN, Inc.	86,584	5,171,662
Jack in the Box, Inc. (a)	43,591	2,569,254
Krispy Kreme Doughnuts, Inc. (a)	211,900	3,756,987
Lithia Motors, Inc. Class A	51,162	3,400,227
Lumber Liquidators Holdings, Inc. (a)	7,325	687,085
Panera Bread Co. Class A (a)	43,615	7,696,739
Pier 1 Imports, Inc.	195,433	3,689,775
Red Robin Gourmet Burgers, Inc. (a)	39,402	2,824,335
Tuesday Morning Corp. (a)	68,559	970,110
Vitamin Shoppe, Inc. (a)	46,957	2,231,397
Zumiez, Inc. (a)	139,646	3,385,019

		68,034,488

Storage & Warehousing — 0.4%
Mobile Mini, Inc.	84,314	3,655,855

Textiles — 0.2%
Tumi Holdings, Inc. (a)	94,240	2,132,651

		154,867,714

Consumer, Non-cyclical — 25.6%
Biotechnology — 2.4%
Alkermes PLC (a)	50,590	2,230,513
Celldex Therapeutics, Inc. (a)	68,254	1,206,048
Charles River Laboratories International, Inc. (a)	48,300	2,914,422
Exelixis, Inc. (a) (b)	386,995	1,369,962
Immunogen, Inc. (a) (b)	77,811	1,161,718
Ironwood Pharmaceuticals, Inc. (a)	286,492	3,529,582
KYTHERA Biopharmaceuticals, Inc. (a) (b)	84,300	3,351,768
NewLink Genetics Corp. (a) (b)	63,674	1,808,342
NPS Pharmaceuticals, Inc. (a)	50,450	1,509,969
Puma Biotechnology, Inc. (a)	15,142	1,576,888
Seattle Genetics, Inc. (a) (b)	39,356	1,793,059

	Number of Shares	Value
Sunesis Pharmaceuticals, Inc. (a) (b)	120,885	$799,050

		23,251,321

Commercial Services — 8.5%
AerCap Holdings NV (a)	90,750	3,828,743
Avis Budget Group, Inc. (a)	86,529	4,213,962
Convergys Corp.	126,670	2,775,340
The Corporate Executive Board Co.	49,807	3,697,174
CoStar Group, Inc. (a)	34,129	6,373,249
EVERTEC, Inc.	222,270	5,490,069
ExamWorks Group, Inc. (a)	172,306	6,032,433
Global Payments, Inc.	46,685	3,319,770
H&E Equipment Services, Inc. (a)	59,595	2,410,618
Healthcare Services Group, Inc.	94,300	2,740,358
Heartland Payment Systems, Inc.	56,844	2,356,184
Huron Consulting Group, Inc. (a)	21,100	1,337,318
MAXIMUS, Inc.	120,142	5,389,570
ServiceSource International, Inc. (a)	230,170	1,942,635
TAL Education Group Sponsored ADR (Cayman Islands) (a)	98,359	2,215,045
Team Health Holdings, Inc. (a)	55,335	2,476,241
TrueBlue, Inc. (a)	305,481	8,938,374
WEX, Inc. (a)	101,926	9,688,066
WNS Holdings Ltd. Sponsored ADR (India) (a)	118,780	2,138,040
Xoom Corp. (a)	203,800	3,978,176

		81,341,365

Foods — 1.6%
Amira Nature Foods Ltd. (a) (b)	67,617	1,152,194
Sanderson Farms, Inc.	43,250	3,394,692
Sprouts Farmers Market, Inc. (a)	39,500	1,423,185
The Hain Celestial Group, Inc. (a)	55,200	5,049,144
WhiteWave Foods Co. Class A (a)	159,891	4,563,289

		15,582,504

Health Care – Products — 5.6%
ABIOMED, Inc. (a) (b)	57,960	1,509,278
Cyberonics, Inc. (a)	123,300	8,045,325
Dexcom, Inc. (a)	331,246	13,700,334
Globus Medical, Inc. Class A (a)	134,480	3,575,823
HeartWare International, Inc. (a)	36,096	3,385,083
Insulet Corp. (a)	137,568	6,523,475
LDR Holding Corp. (a)	44,514	1,528,166
MiMedx Group, Inc. (a) (b)	108,500	665,105
Novadaq Technologies, Inc. (a)	143,000	3,186,040
Spectranetics Corp. (a)	164,642	4,990,299
Tornier BV (a)	172,663	3,663,909
Volcano Corp. (a) (b)	133,370	2,628,723

		53,401,560

Health Care – Services — 4.1%
Acadia Healthcare Co., Inc. (a)	151,996	6,858,060
Centene Corp. (a)	40,953	2,549,324
Covance, Inc. (a)	50,908	5,289,341

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Envision Healthcare Holdings, Inc. (a)	108,219	$3,661,049
HealthSouth Corp.	100,774	3,620,810
Kindred Healthcare, Inc.	178,060	4,170,165
LifePoint Hospitals, Inc. (a)	62,980	3,435,559
Molina Healthcare, Inc. (a)	72,040	2,705,822
Surgical Care Affiliates, Inc. (a)	51,297	1,577,383
Vocera Communications, Inc. (a)	160,100	2,614,433
WellCare Health Plans, Inc. (a)	39,660	2,519,203

		39,001,149

Household Products — 0.3%
Spectrum Brands Holdings, Inc.	36,976	2,946,987

Pharmaceuticals — 2.8%
Agios Pharmaceuticals, Inc. (a) (b)	777	30,420
Alnylam Pharmaceuticals, Inc. (a)	19,532	1,311,378
Cubist Pharmaceuticals, Inc. (a)	36,192	2,647,445
Furiex Pharmaceuticals, Inc. (a)	26,692	2,322,204
Hyperion Therapeutics, Inc. (a) (b)	89,737	2,315,215
Isis Pharmaceuticals, Inc. (a) (b)	59,798	2,583,872
Keryx Biopharmaceuticals, Inc. (a) (b)	211,671	3,606,874
The Medicines Co. (a)	49,424	1,404,630
Oramed Pharmaceuticals, Inc. (a) (b)	71,012	823,739
Orexigen Therapeutics, Inc. (a) (b)	274,599	1,784,893
Pacira Pharmaceuticals, Inc. (a)	19,058	1,333,869
Portola Pharmaceuticals, Inc. (a)	131,571	3,407,689
Salix Pharmaceuticals Ltd. (a)	22,318	2,312,368
TESARO, Inc. (a)	44,069	1,299,154

		27,183,750

Textiles — 0.3%
Samsonite International SA	744,170	2,302,595

		245,011,231

Diversified — 0.3%
Holding Company – Diversified — 0.3%
Primoris Services Corp.	94,065	2,820,069

Energy — 4.8%
Energy – Alternate Sources — 1.1%
First Solar, Inc. (a)	111,052	7,750,319
Pattern Energy Group, Inc. (b)	93,740	2,543,167

		10,293,486

Oil & Gas — 2.1%
Athlon Energy, Inc. (a)	73,949	2,621,492
Delek US Holdings, Inc.	96,600	2,805,264
Diamondback Energy, Inc. (a)	106,393	7,161,313
Rosetta Resources, Inc. (a)	65,157	3,035,013
RSP Permian, Inc. (a)	55,100	1,591,839
Western Refining, Inc. (b)	76,360	2,947,496

		20,162,417

	Number of Shares	Value
Oil & Gas Services — 1.6%
CARBO Ceramics, Inc. (b)	27,400	$3,780,926
Core Laboratories NV	13,083	2,596,190
Dril-Quip, Inc. (a)	41,189	4,617,287
Key Energy Services, Inc. (a)	272,450	2,517,438
Pioneer Energy Services Corp. (a)	153,203	1,983,979

		15,495,820

		45,951,723

Financial — 12.1%
Banks — 2.9%
Associated Banc-Corp.	160,300	2,895,018
BancFirst Corp.	45,914	2,600,110
Bank of the Ozarks, Inc.	43,018	2,927,805
Banner Corp.	56,210	2,316,414
CapitalSource, Inc.	205,000	2,990,950
Columbia Banking System, Inc.	29,600	844,192
First Financial Holdings, Inc.	47,606	2,981,088
First Horizon National Corp.	219,620	2,710,111
International Bancshares Corp.	122,030	3,060,512
PacWest Bancorp (b)	67,058	2,884,164
Texas Capital Bancshares, Inc. (a)	31,000	2,013,140

		28,223,504

Diversified Financial — 4.1%
Altisource Residential Corp.	59,970	1,892,653
Financial Engines, Inc.	121,272	6,158,192
Greenhill & Co., Inc. (b)	70,500	3,664,590
Investment Technology Group, Inc. (a)	156,250	3,156,250
LPL Financial Holdings, Inc.	44,502	2,338,135
MarketAxess Holdings, Inc.	28,105	1,664,378
Portfolio Recovery Associates, Inc. (a)	124,818	7,221,970
Virtus Investment Partners, Inc. (a)	12,136	2,101,591
WageWorks, Inc. (a)	133,158	7,471,496
WisdomTree Investments, Inc. (a)	263,502	3,457,146

		39,126,401

Insurance — 1.7%
Argo Group International Holdings Ltd.	71,350	3,274,965
eHealth, Inc. (a)	94,292	4,790,034
Primerica, Inc.	57,590	2,713,065
Protective Life Corp.	109,428	5,754,818

		16,532,882

Investment Companies — 0.2%
Solar Capital Ltd.	106,260	2,314,343

Real Estate — 1.3%
Alexander & Baldwin, Inc.	74,780	3,182,637
HFF, Inc.	144,878	4,869,350
Jones Lang LaSalle, Inc.	19,732	2,338,242
Kennedy-Wilson Holdings, Inc.	73,685	1,658,649

		12,048,878

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 1.9%
Eastgroup Properties	36,059	$2,268,472
First Industrial Realty Trust, Inc.	143,610	2,774,545
MFA Financial, Inc.	278,250	2,156,437
Pebblebrook Hotel Trust	156,432	5,282,709
Redwood Trust, Inc. (b)	138,160	2,801,885
Zillow, Inc. Class A (a) (b)	30,552	2,691,631

		17,975,679

		116,221,687

Industrial — 15.0%
Aerospace & Defense — 1.8%
Esterline Technologies Corp. (a)	24,300	2,588,922
Moog, Inc. Class A (a)	98,963	6,483,066
Orbital Sciences Corp. (a)	111,890	3,121,731
Teledyne Technologies, Inc. (a)	54,483	5,302,830

		17,496,549

Building Materials — 2.9%
Armstrong World Industries, Inc. (a)	248,508	13,233,051
Drew Industries, Inc.	61,005	3,306,471
Lennox International, Inc.	15,000	1,363,650
Louisiana-Pacific Corp. (a)	127,032	2,143,030
NCI Building Systems, Inc. (a)	123,000	2,147,580
Owens Corning, Inc.	62,224	2,686,210
USG Corp. (a)	98,426	3,220,498

		28,100,490

Electrical Components & Equipment — 0.5%
Generac Holdings, Inc.	38,727	2,283,731
GrafTech International Ltd. (a) (b)	219,190	2,393,555

		4,677,286

Electronics — 1.3%
Fluidigm Corp. (a)	20,675	911,147
Imax Corp. (a) (b)	262,477	7,173,496
InvenSense, Inc. (a) (b)	124,447	2,945,661
Rogers Corp. (a)	19,750	1,232,795

		12,263,099

Environmental Controls — 0.5%
Clean Harbors, Inc. (a)	54,835	3,004,410
US Ecology, Inc.	59,867	2,222,263

		5,226,673

Machinery – Diversified — 2.9%
Altra Industrial Motion Corp.	116,468	4,157,908
Applied Industrial Technologies, Inc.	67,658	3,263,822
Cognex Corp. (a)	175,768	5,951,504
Graco, Inc.	46,100	3,445,514
Lindsay Corp. (b)	33,249	2,931,897
The Middleby Corp. (a)	14,200	3,751,782
Tennant Co.	42,500	2,788,850
Wabtec Corp.	20,254	1,569,685

		27,860,962

	Number of Shares	Value
Manufacturing — 1.6%
Actuant Corp. Class A	81,561	$2,785,308
Acuity Brands, Inc.	43,762	5,801,528
FreightCar America, Inc.	50,764	1,179,756
Hexcel Corp. (a)	98,000	4,266,920
John Bean Technologies Corp.	48,840	1,509,156

		15,542,668

Metal Fabricate & Hardware — 0.7%
RBC Bearings, Inc. (a)	99,600	6,344,520

Packaging & Containers — 0.5%
Graphic Packaging Holding Co. (a)	439,830	4,468,673

Transportation — 2.3%
Con-way, Inc.	96,483	3,963,522
Diana Shipping, Inc. (a)	156,392	1,875,140
Genesee & Wyoming, Inc. Class A (a)	17,895	1,741,541
Landstar System, Inc.	31,885	1,888,230
Old Dominion Freight Line, Inc. (a)	54,987	3,119,962
Swift Transportation Co. (a)	379,325	9,388,294

		21,976,689

		143,957,609

Technology — 12.6%
Computers — 1.7%
Cadence Design Systems, Inc. (a)	349,935	5,437,990
FleetMatics Group PLC (a)	115,489	3,863,107
Virtusa Corp. (a)	207,568	6,955,604

		16,256,701

Semiconductors — 2.8%
Cavium, Inc. (a)	103,890	4,543,110
Fairchild Semiconductor International, Inc. (a)	177,070	2,441,795
Freescale Semiconductor Ltd. (a) (b)	80,793	1,972,157
GT Advanced Technologies, Inc. (a) (b)	64,441	1,098,719
Lattice Semiconductor Corp. (a)	278,892	2,186,513
Microsemi Corp. (a)	92,460	2,314,274
Monolithic Power Systems, Inc. (a)	43,350	1,680,680
Nanometrics, Inc. (a)	76,470	1,374,166
ON Semiconductor Corp. (a)	308,590	2,900,746
Silicon Laboratories, Inc. (a)	84,014	4,389,731
SunEdison, Inc. (a)	98,399	1,853,837

		26,755,728

Software — 8.1%
2U, Inc. (a)	17,600	240,240
Acxiom Corp. (a)	61,759	2,124,201
Aspen Technology, Inc. (a)	95,442	4,042,923
Athenahealth, Inc. (a) (b)	13,895	2,226,535
BroadSoft, Inc. (a)	47,700	1,275,021
CommVault Systems, Inc. (a)	36,823	2,391,654
Concur Technologies, Inc. (a)	30,856	3,056,904

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cornerstone OnDemand, Inc. (a)	92,795	$4,442,097
Demandware, Inc. (a)	42,932	2,750,224
Envestnet, Inc. (a)	127,993	5,142,759
Guidewire Software, Inc. (a)	156,627	7,682,554
Infoblox, Inc. (a)	192,106	3,853,646
Interactive Intelligence Group, Inc. (a)	41,345	2,997,512
Medidata Solutions, Inc. (a)	63,800	3,466,892
Monotype Imaging Holdings, Inc.	77,100	2,323,794
PTC, Inc. (a)	158,097	5,601,377
QLIK Technologies, Inc. (a)	115,938	3,082,791
Solera Holdings, Inc.	42,116	2,667,627
Tableau Software, Inc. (a)	22,585	1,718,267
Telogis (a) (c)	251,002	263,552
TiVo, Inc. (a)	215,850	2,855,695
Tyler Technologies, Inc. (a)	68,547	5,736,013
The Ultimate Software Group, Inc. (a)	10,180	1,394,660
Verint Systems, Inc. (a)	139,992	6,569,825

		77,906,763

		120,919,192

Utilities — 0.6%
Electric — 0.3%
NRG Yield, Inc. Class A (b)	68,490	2,707,410

Gas — 0.3%
Southwest Gas Corp.	47,800	2,554,910

		5,262,320

TOTAL COMMON STOCK (Cost $746,569,098)		942,761,227

PREFERRED STOCK — 0.4%
Consumer, Cyclical — 0.2%
Automotive & Parts — 0.2%
Mobileye NV (a) (c)	37,375	1,529,759

Technology — 0.2%
Software — 0.2%
Cloudera, Inc. Series F (a) (c)	38,099	554,721
Docusign, Inc. Series B (a) (c)	1,417	18,609
Docusign, Inc. Series B 1 (a) (c)	424	5,568
Docusign, Inc. Series D (a) (c)	1,018	13,369
Docusign, Inc. Series E (a) (c)	26,333	345,815
Telogis (a) (c)	341,823	1,504,021

		2,442,103

TOTAL PREFERRED STOCK (Cost $2,994,891)		3,971,862

TOTAL EQUITIES (Cost $749,563,989)		946,733,089

	Number of Shares	Value
MUTUAL FUNDS — 10.7%
Diversified Financial — 10.7%
iShares Russell 2000 Index Fund (b)	24,050	$2,797,977
State Street Naviagtor Securities Lending Prime Portfolio (d)	99,382,538	99,382,538

		102,180,515

TOTAL MUTUAL FUNDS (Cost $102,219,120)		102,180,515

TOTAL LONG-TERM INVESTMENTS (Cost $851,783,109)		1,048,913,604

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (e)	$10,663,818	10,663,818

TOTAL SHORT-TERM INVESTMENTS (Cost $10,663,818)		10,663,818

TOTAL INVESTMENTS — 110.7% (Cost $862,446,927) (f)		1,059,577,422

Other Assets/ (Liabilities) — (10.7)%		(102,446,903)

NET ASSETS — 100.0%		$957,130,519

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $96,890,812 or 10.12% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2014, these securities amounted to a value of $4,841,571 or 0.51% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $10,663,821. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 4.000%, maturity dates ranging from 5/15/40 – 11/25/40, and an aggregate market value, including accrued interest, of $10,888,616.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Growth Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.1%

COMMON STOCK — 96.1%
Basic Materials — 2.5%
Chemicals — 1.3%
H.B. Fuller Co.	16,949	$818,298

Mining — 1.2%
US Silica Holdings, Inc. (a)	18,459	704,580

		1,522,878

Communications — 11.9%
Internet — 7.8%
Borderfree, Inc. (a) (b)	13,740	256,114
Dealertrack Technologies, Inc. (b)	20,699	1,018,184
HomeAway, Inc. (b)	16,368	616,582
Shutterfly, Inc. (b)	28,555	1,218,727
SPS Commerce, Inc. (b)	16,577	1,018,657
Yelp, Inc. (b)	9,409	723,834

		4,852,098

Telecommunications — 4.1%
ARRIS Group, Inc. (b)	19,116	538,689
RF Micro Devices, Inc. (b)	99,494	784,013
Ruckus Wireless, Inc. (b)	58,872	715,883
Sonus Networks, Inc. (b)	156,186	526,347

		2,564,932

		7,417,030

Consumer, Cyclical — 18.1%
Apparel — 0.9%
Skechers U.S.A., Inc. Class A (b)	14,538	531,219

Distribution & Wholesale — 1.4%
Beacon Roofing Supply, Inc. (b)	22,163	856,822

Entertainment — 1.5%
Six Flags Entertainment Corp.	22,850	917,427

Home Builders — 1.6%
Beazer Homes USA, Inc. (b)	19,416	389,873
The Ryland Group, Inc.	15,532	620,193

		1,010,066

Leisure Time — 1.4%
Brunswick Corp.	18,818	852,267

Office Furnishings — 1.1%
Steelcase, Inc. Class A	42,384	703,998

Retail — 8.7%
Casey’s General Stores, Inc.	11,948	807,565
Fiesta Restaurant Group, Inc. (b)	18,370	837,488
Haverty Furniture Cos., Inc.	21,356	634,273
Jack in the Box, Inc. (b)	11,350	668,969
Lithia Motors, Inc. Class A	13,867	921,601
Pier 1 Imports, Inc.	26,285	496,261
Red Robin Gourmet Burgers, Inc. (b)	6,273	449,649

	Number of Shares	Value
Vitamin Shoppe, Inc. (b)	12,569	$597,279

		5,413,085

Storage & Warehousing — 1.5%
Mobile Mini, Inc.	21,954	951,925

		11,236,809

Consumer, Non-cyclical — 26.7%
Biotechnology — 2.3%
Celldex Therapeutics, Inc. (b)	17,772	314,032
NewLink Genetics Corp. (a) (b)	17,473	496,233
Puma Biotechnology, Inc. (b)	3,943	410,624
Sunesis Pharmaceuticals, Inc. (a) (b)	33,005	218,163

		1,439,052

Commercial Services — 11.6%
Avis Budget Group, Inc. (b)	11,291	549,872
The Corporate Executive Board Co.	13,142	975,531
CoStar Group, Inc. (b)	4,540	847,800
ExamWorks Group, Inc. (b)	28,645	1,002,861
H&E Equipment Services, Inc. (b)	16,279	658,485
MAXIMUS, Inc.	19,445	872,303
TAL Education Group Sponsored ADR (Cayman Islands) (b)	26,328	592,906
TrueBlue, Inc. (b)	22,701	664,231
WEX, Inc. (b)	11,093	1,054,390

		7,218,379

Foods — 0.5%
Amira Nature Foods Ltd. (a) (b)	17,862	304,368

Health Care – Products — 3.1%
Dexcom, Inc. (b)	18,160	751,098
LDR Holding Corp. (b)	12,149	417,075
Spectranetics Corp. (b)	24,851	753,234

		1,921,407

Health Care – Services — 4.4%
Acadia Healthcare Co., Inc. (b)	14,815	668,453
Centene Corp. (b)	10,663	663,772
HealthSouth Corp.	27,505	988,254
Surgical Care Affiliates, Inc. (b)	14,039	431,699

		2,752,178

Pharmaceuticals — 4.8%
Furiex Pharmaceuticals, Inc. (b)	7,139	621,093
Isis Pharmaceuticals, Inc. (b)	15,890	686,607
Keryx Biopharmaceuticals, Inc. (a) (b)	56,667	965,606
Oramed Pharmaceuticals, Inc. (a) (b)	19,415	225,214
Orexigen Therapeutics, Inc. (a) (b)	73,030	474,695

		2,973,215

		16,608,599

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified — 1.2%
Holding Company – Diversified — 1.2%
Primoris Services Corp.	24,493	$734,300

Energy — 2.1%
Oil & Gas — 1.3%
Rosetta Resources, Inc. (b)	16,966	790,276

Oil & Gas Services — 0.8%
Pioneer Energy Services Corp. (b)	40,712	527,221

		1,317,497

Financial — 8.6%
Banks — 3.5%
Bank of the Ozarks, Inc.	11,201	762,340
Banner Corp.	14,636	603,150
First Financial Holdings, Inc.	12,396	776,237

		2,141,727

Diversified Financial — 2.1%
Altisource Residential Corp.	15,890	501,489
MarketAxess Holdings, Inc.	7,318	433,372
WageWorks, Inc. (b)	6,721	377,115

		1,311,976

Real Estate — 1.0%
Jones Lang LaSalle, Inc.	5,227	619,400

Real Estate Investment Trusts (REITS) — 2.0%
Eastgroup Properties	9,857	620,104
Pebblebrook Hotel Trust	18,967	640,515

		1,260,619

		5,333,722

Industrial — 12.9%
Building Materials — 3.8%
Drew Industries, Inc.	16,727	906,603
Louisiana-Pacific Corp. (b)	34,672	584,917
USG Corp. (b)	25,807	844,405

		2,335,925

Electronics — 2.7%
Fluidigm Corp. (b)	5,675	250,097
Imax Corp. (a) (b)	23,059	630,203
InvenSense, Inc. (a) (b)	32,557	770,624

		1,650,924

Environmental Controls — 0.9%
US Ecology, Inc.	15,950	592,064

Machinery – Diversified — 1.2%
Lindsay Corp. (a)	8,722	769,106

Manufacturing — 1.2%
Actuant Corp. Class A	21,237	725,243

Transportation — 3.1%
Diana Shipping, Inc. (b)	41,458	497,082
Genesee & Wyoming, Inc. Class A (b)	4,660	453,511

	Number of Shares	Value
Swift Transportation Co. (b)	40,771	$1,009,082

		1,959,675

		8,032,937

Technology — 12.1%
Semiconductors — 1.9%
Cavium, Inc. (b)	27,539	1,204,281

Software — 10.2%
Aspen Technology, Inc. (b)	24,851	1,052,688
Athenahealth, Inc. (b)	3,704	593,529
CommVault Systems, Inc. (b)	9,588	622,741
Envestnet, Inc. (b)	12,963	520,853
Guidewire Software, Inc. (b)	18,071	886,383
Infoblox, Inc. (b)	51,423	1,031,545
Interactive Intelligence Group, Inc. (b)	10,753	779,592
QLIK Technologies, Inc. (b)	30,735	817,244

		6,304,575

		7,508,856

TOTAL COMMON STOCK (Cost $54,534,233)		59,712,628

TOTAL EQUITIES (Cost $54,534,233)		59,712,628

MUTUAL FUNDS — 8.7%
Diversified Financial — 8.7%
State Street Navigator Securities Lending Prime Portfolio (c)	5,414,187	5,414,187

TOTAL MUTUAL FUNDS (Cost $5,414,187)		5,414,187

TOTAL LONG-TERM INVESTMENTS (Cost $59,948,420)		65,126,815

	Principal Amount
SHORT-TERM INVESTMENTS — 5.1%
Repurchase Agreement — 5.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (d)	$3,148,462	3,148,462

TOTAL SHORT-TERM INVESTMENTS (Cost $3,148,462)		3,148,462

TOTAL INVESTMENTS — 109.9% (Cost $63,096,882) (e)		68,275,277

Other Assets/(Liabilities) — (9.9)%		(6,146,921)

NET ASSETS — 100.0%		$62,128,356

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $5,277,915 or 8.50% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $3,148,462. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $3,211,733.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified International Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 102.6%

COMMON STOCK — 101.3%
Basic Materials — 5.1%
Chemicals — 3.4%
BASF SE	28,648	$3,183,844
Solvay SA Class A	13,976	2,196,699

		5,380,543

Forest Products & Paper — 1.3%
UPM-Kymmene OYJ (a)	113,763	1,948,125

Mining — 0.4%
First Quantum Minerals Ltd.	37,761	697,836

		8,026,504

Communications — 8.3%
Advertising — 1.2%
Publicis Groupe	20,728	1,874,721

Telecommunications — 7.1%
Deutsche Telekom AG	178,669	2,889,911
KDDI Corp.	37,200	2,164,779
Koninklijke KPN NV (b)	601,197	2,127,398
Verizon Communications, Inc.	1	46
Vodafone Group PLC	1,046,416	3,852,439

		11,034,573

		12,909,294

Consumer, Cyclical — 13.1%
Airlines — 0.7%
Ryanair Holdings PLC Sponsored ADR (Ireland) (b)	17,370	1,021,530

Auto Manufacturers — 5.1%
Daimler AG	39,014	3,687,017
Honda Motor Co. Ltd.	67,300	2,366,330
Toyota Motor Corp.	34,100	1,919,106

		7,972,453

Automotive & Parts — 1.7%
Bridgestone Corp.	39,100	1,384,692
Sumitomo Electric Industries Ltd.	89,100	1,323,738

		2,708,430

Distribution & Wholesale — 0.7%
Wolseley PLC	19,332	1,102,358

Food Services — 1.3%
Sodexo	18,667	1,959,709

Home Builders — 0.9%
Daiwa House Industry Co. Ltd.	86,000	1,455,964

Home Furnishing — 0.7%
Electrolux AB Series B (a)	51,822	1,130,977

Lodging — 1.0%
InterContinental Hotels Group PLC	49,550	1,594,816

	Number of Shares	Value
Retail — 1.0%
Kingfisher PLC	214,138	$1,507,496

		20,453,733

Consumer, Non-cyclical — 12.4%
Agriculture — 1.5%
Japan Tobacco, Inc.	75,400	2,364,264

Beverages — 1.2%
SABMiller PLC	36,833	1,839,746

Foods — 1.8%
Metro AG (b)	19,547	798,622
Seven & I Holdings Co. Ltd.	53,800	2,051,994

		2,850,616

Pharmaceuticals — 7.9%
AstraZeneca PLC	36,902	2,390,993
Bayer AG	26,651	3,604,192
Novartis AG	43,568	3,700,466
Roche Holding AG	8,901	2,675,521

		12,371,172

		19,425,798

Diversified — 2.2%
Holding Company – Diversified — 2.2%
Hutchison Whampoa Ltd.	184,000	2,445,088
Wharf Holdings Ltd.	147,000	941,109

		3,386,197

Energy — 10.5%
Oil & Gas — 10.5%
BG Group PLC	139,257	2,597,187
BP PLC	298,177	2,387,898
ENI SpA	120,090	3,015,777
Repsol YPF SA (a)	75,039	1,917,497
Royal Dutch Shell PLC Class A	119,887	4,382,261
StatoilHydro ASA	49,656	1,402,531
Tullow Oil PLC	60,598	757,032

		16,460,183

		16,460,183

Financial — 28.9%
Banks — 16.9%
Australia & New Zealand Banking Group Ltd.	68,260	2,097,846
Barclays PLC	439,647	1,714,898
BNP Paribas	53,416	4,129,393
CaixaBank	201,560	1,298,399
China Construction Bank Corp. Class H	1,185,000	830,220
Commerzbank AG (b)	79,958	1,471,092
Danske Bank A/S	58,439	1,629,566
HSBC Holdings PLC	494,601	5,007,905
ICICI Bank Ltd. Sponsored ADR (India)	26,652	1,167,358

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mitsubishi UFJ Financial Group, Inc.	705,200	$3,868,494
Nordea Bank AB	57,871	821,900
Sumitomo Mitsui Financial Group, Inc.	56,700	2,416,922

		26,453,993

Diversified Financial — 2.9%
Nomura Holdings, Inc.	207,700	1,330,067
ORIX Corp. (b)	104,000	1,460,697
UBS AG	83,202	1,717,786

		4,508,550

Insurance — 7.7%
Allianz SE	7,550	1,275,944
Assicurazioni Generali SpA	50,046	1,116,803
Aviva PLC	151,598	1,207,422
AXA SA	104,176	2,712,395
ING Groep NV (b)	123,880	1,760,656
Prudential PLC	124,926	2,646,457
Swiss Re AG	13,459	1,248,827

		11,968,504

Real Estate — 0.9%
China Overseas Land & Investment Ltd.	522,000	1,350,851

Real Estate Investment Trusts (REITS) — 0.5%
Goodman Group	192,485	844,731

		45,126,629

Industrial — 14.3%
Aerospace & Defense — 1.1%
European Aeronautic Defence and Space Co.	23,821	1,708,305

Building Materials — 3.6%
Compagnie de Saint-Gobain	58,594	3,547,461
Lafarge SA	26,920	2,110,125

		5,657,586

Electrical Components & Equipment — 3.6%
Hitachi Ltd.	440,000	3,241,258
Schneider Electric SA	27,098	2,409,184

		5,650,442

Engineering & Construction — 0.7%
Bouygues SA (a)	25,015	1,045,511

Machinery – Construction & Mining — 2.3%
Rio Tinto PLC	63,565	3,544,995

Machinery – Diversified — 0.8%
Kawasaki Heavy Industries Ltd.	341,000	1,253,733

Transportation — 2.2%
East Japan Railway	23,500	1,730,178
Yamato Holdings Co. Ltd.	83,600	1,799,863

		3,530,041

		22,390,613

	Number of Shares	Value
Technology — 1.9%
Office Equipment/Supplies — 0.9%
Ricoh Co. Ltd.	120,500	$1,396,127

Semiconductors — 1.0%
Samsung Electronics Co., Ltd.	1,205	1,523,805

		2,919,932

Utilities — 4.6%
Electric — 2.1%
Electricite de France	28,036	1,110,272
Enel SpA	381,018	2,158,958

		3,269,230

Gas — 1.9%
Gaz De France	108,961	2,985,750

Water — 0.6%
Suez Environnement Co.	42,562	864,709

		7,119,689

TOTAL COMMON STOCK (Cost $138,880,521)		158,218,572

PREFERRED STOCK — 1.3%
Consumer, Cyclical — 1.3%
Auto Manufacturers — 1.3%
Volkswagen AG 2.070%	7,893	2,045,036

TOTAL PREFERRED STOCK (Cost $1,586,177)		2,045,036

TOTAL EQUITIES (Cost $140,466,698)		160,263,608

MUTUAL FUNDS — 3.2%
Diversified Financial — 3.2%
State Street Navigator Securities Lending Prime Portfolio (c)	4,997,761	4,997,761

TOTAL MUTUAL FUNDS (Cost $4,997,761)		4,997,761

TOTAL LONG-TERM INVESTMENTS (Cost $145,464,459)		165,261,369

TOTAL INVESTMENTS — 105.8% (Cost $145,464,459) (d)		165,261,369

Other Assets/ (Liabilities) — (5.8)%		(9,110,433)

NET ASSETS — 100.0%		$156,150,936

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $4,752,898 or 3.04% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.0%

COMMON STOCK — 96.4%
Basic Materials — 6.0%
Chemicals — 3.1%
Air Liquide	4,948	$671,149
Air Water, Inc.	2,000	27,629
Akzo Nobel NV	3,848	315,284
Arkema	963	109,233
Asahi Kasei Corp.	21,000	142,575
BASF SE	14,704	1,634,153
Brenntag AG	852	158,215
Croda International PLC	2,272	96,746
Daicel Corp.	4,000	33,035
EMS-Chemie Holding AG Registered	137	51,919
Givaudan SA Registered	148	229,164
Hitachi Chemical Co. Ltd.	1,700	23,105
Incitec Pivot Ltd.	23,209	63,761
Israel Chemicals Ltd.	7,241	63,297
Johnson Matthey PLC	3,238	176,716
JSR Corp. (a)	2,800	51,814
K+S AG	2,770	90,984
Kaneka Corp.	4,000	24,232
Kansai Paint Co. Ltd.	4,000	57,109
Koninklijke DSM NV	2,420	166,210
Lanxess AG	1,267	95,580
Linde AG	2,948	590,090
Lonza Group AG Registered	854	87,361
Mitsubishi Chemical Holding Corp.	20,500	85,125
Mitsubishi Gas Chemical Co., Inc.	6,000	33,774
Mitsui Chemicals, Inc. (a)	14,000	34,281
Nippon Paint Co. Ltd.	3,000	45,368
Nitto Denko Corp.	2,500	120,397
OCI NV (b)	1,619	73,509
Shin-Etsu Chemical Co. Ltd.	6,600	376,682
Showa Denko KK	22,000	31,083
Solvay SA Class A	914	143,659
Sumitomo Chemical Co. Ltd.	26,000	95,759
Syngenta AG	1,480	561,370
Taiyo Nippon Sanso Corp. (a)	4,000	31,393
Ube Industries Ltd.	16,000	29,387
Yara International ASA	2,850	125,897

		6,747,045

Forest Products & Paper — 0.3%
Oji Holdings Corp.	12,000	53,642
Stora Enso Oyj Class R	8,716	93,362
Svenska Cellulosa AB Class B	9,550	281,180
UPM-Kymmene OYJ	8,216	140,694

		568,878

Iron & Steel — 0.6%
ArcelorMittal	16,178	262,089

	Number of Shares	Value
Daido Steel Co. Ltd. (a)	5,000	$24,948
Fortescue Metals Group Ltd. (a)	26,043	127,573
Hitachi Metals Ltd.	3,000	42,601
The Japan Steel Works Ltd. (a)	5,000	22,392
JFE Holdings, Inc.	8,100	152,321
Kobe Steel Ltd.	49,000	65,363
Nippon Steel Corp.	122,000	332,640
ThyssenKrupp AG (b)	7,382	198,172
Voestalpine AG	1,754	77,311
Yamato Kogyo Co. Ltd.	700	21,896

		1,327,306

Mining — 2.0%
Alumina Ltd. (b)	42,626	47,268
Anglo American PLC	22,096	563,539
Antofagasta PLC	6,177	86,181
BHP Billiton Ltd.	51,244	1,734,930
Boliden AB	4,111	62,472
Fresnillo PLC (a)	2,686	37,816
Glencore International PLC	169,862	876,170
Iluka Resources Ltd. (a)	6,217	57,184
Mitsubishi Materials Corp.	18,000	51,442
Newcrest Mining Ltd. (b)	11,775	108,238
Orica Ltd. (a)	6,134	124,540
Randgold Resources Ltd.	1,419	106,425
Rio Tinto Ltd.	6,985	413,155
Sumitomo Metal Mining Co. Ltd.	8,000	100,268
Umicore SA	1,855	94,702

		4,464,330

		13,107,559

Communications — 7.2%
Advertising — 0.4%
Dentsu, Inc.	3,500	132,548
Hakuhodo DY Holdings, Inc.	3,800	26,455
JCDecaux SA	1,078	47,208
Publicis Groupe	2,963	267,985
WPP PLC	21,439	443,527

		917,723

Internet — 0.4%
ASOS PLC (b)	880	76,177
Dena Co. Ltd. (a)	1,400	25,247
Gree, Inc. (a)	2,000	22,036
Iliad SA	396	114,262
Kakaku.com, Inc. (a)	2,300	37,331
M3, Inc.	2,400	39,354
Rakuten, Inc. (a)	12,000	159,812
SBI Holdings, Inc.	2,842	34,178
Seek Ltd.	4,832	78,809
Trend Micro, Inc.	1,700	52,554
United Internet AG	1,756	82,448

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Yahoo! Japan Corp.	23,900	$116,938

		839,146

Media — 1.1%
Axel Springer AG (a)	653	41,824
British Sky Broadcasting Group PLC	16,774	255,655
ITV PLC	61,804	197,668
Lagardere S.C.A	1,851	73,575
Pearson PLC	13,323	236,256
ProSiebenSat.1 Media AG	3,515	161,202
Reed Elsevier NV	11,343	245,460
Reed Elsevier PLC	19,061	291,492
RTL Group (b)	587	66,879
Singapore Press Holdings Ltd. (a)	26,000	86,786
Sky Deutschland AG (b)	6,824	58,845
Vivendi SA	19,249	536,987
Wolters Kluwer NV	4,636	130,942

		2,383,571

Telecommunications — 5.3%
Alcatel-Lucent (b)	45,949	181,556
Belgacom SA (a)	2,409	75,604
Bezeq Israeli Telecommunication Corp. Ltd.	27,986	49,836
BT Group PLC	127,141	809,181
Deutsche Telekom AG	46,617	754,014
Elisa OYJ	2,436	70,148
Eutelsat Communications SA	2,116	71,915
France Telecom SA	29,733	439,687
HKT Trust / HKT Ltd.	38,000	40,038
Inmarsat PLC	6,725	81,512
KDDI Corp.	8,500	494,640
Koninklijke KPN NV (b)	49,546	175,324
Millicom International Cellular SA	1,029	104,757
NICE Systems Ltd.	969	43,200
Nippon Telegraph & Telephone Corp.	6,000	326,128
Nokia Oyj (b)	59,435	437,607
NTT DOCOMO, Inc.	24,400	384,290
PCCW Ltd.	64,000	31,977
Portugal Telecom SGPS SA	10,748	45,709
SES SA	4,823	180,080
Singapore Telecommunications Ltd.	128,000	372,186
Softbank Corp.	15,400	1,161,459
StarHub Ltd.	9,000	30,084
Swisscom AG	382	234,575
TDC A/S	12,442	114,995
Tele2 AB	5,538	68,669
Telecom Corp. of New Zealand Ltd. (a)	30,816	65,255
Telecom Italia SpA	157,163	185,545
Telecom Italia SpA- RSP	105,529	98,845
Telefonaktiebolaget LM Ericsson Class B	48,308	643,614
Telefonica Deutschland Holding AG	4,076	32,488

	Number of Shares	Value
Telefonica SA	65,686	$1,040,091
Telekom Austria AG	3,784	37,546
Telenet Group Holding NV	820	50,535
Telenor ASA	10,978	243,268
TeliaSonera AB	38,356	289,509
Telstra Corp. Ltd.	70,244	331,338
Vodafone Group PLC	422,365	1,554,960
Ziggo NV	2,281	101,377

		11,453,542

		15,593,982

Consumer, Cyclical — 11.0%
Airlines — 0.2%
All Nippon Airways Co. Ltd. (a)	17,000	36,811
Cathay Pacific Airways Ltd.	19,000	35,403
Deutsche Lufthansa AG (b)	3,513	92,017
easyJet PLC	2,461	70,443
International Consolidated Airlines Group SA (b)	16,906	117,978
Japan Airlines Co. Ltd.	1,000	49,160
Qantas Airways Ltd. (b)	17,203	17,662
Singapore Airlines Ltd. (a)	10,000	83,389

		502,863

Apparel — 0.4%
Adidas AG	3,372	365,312
Asics Corp.	2,300	45,119
Burberry Group PLC	7,248	168,930
Christian Dior SA	897	172,929
Hugo Boss AG	468	62,328
Yue Yuen Industrial Holdings Ltd.	11,000	35,961

		850,579

Auto Manufacturers — 3.5%
Bayerische Motoren Werke AG	5,257	663,604
Daihatsu Motor Co. Ltd.	3,000	52,920
Daimler AG	15,417	1,456,983
Fiat SpA (b)	14,580	169,688
Fuji Heavy Industries Ltd.	9,600	259,171
Hino Motors Ltd.	4,000	59,215
Honda Motor Co. Ltd.	26,200	921,216
Isuzu Motors Ltd.	18,000	104,179
Mazda Motor Corp.	42,000	185,989
Mitsubishi Motors Corp.	9,600	100,300
Nissan Motor Co. Ltd.	39,700	353,326
Renault SA	3,113	303,294
Scania AB Class B	5,231	153,862
Suzuki Motor Corp.	5,600	145,883
Toyota Motor Corp.	44,100	2,481,894
Volkswagen AG	461	116,846

		7,528,370

Automotive & Parts — 1.3%
Aisin Seiki Co.	3,100	111,657
Bridgestone Corp.	10,400	368,307

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cie Generale des Etablissements Michelin Class B	3,022	$378,541
Continental AG	1,764	422,702
Denso Corp.	7,700	368,646
GKN PLC	26,802	174,478
JTEKT Corp.	3,500	51,908
Koito Manufacturing Co. Ltd.	2,000	33,790
NGK Spark Plug Co., Ltd.	3,000	67,282
NHK Spring Co. Ltd.	2,600	24,056
NOK Corp.	1,400	22,838
Nokian Renkaat OYJ (a)	1,688	68,406
Pirelli & C. SpA	3,482	54,710
Stanley Electric Co. Ltd.	2,200	48,717
Sumitomo Electric Industries Ltd.	12,500	185,709
Sumitomo Rubber Industries Ltd.	2,600	33,210
Toyoda Gosei Co. Ltd.	1,100	21,069
Toyota Boshoku Corp. (a)	1,300	13,164
Toyota Industries Corp.	2,500	119,883
Valeo SA	1,160	163,626
The Yokohama Rubber Co. Ltd.	3,000	28,146

		2,760,845

Distribution & Wholesale — 1.0%
Hitachi High-Technologies Corp.	1,100	25,574
ITOCHU Corp.	24,300	283,464
Jardine Cycle & Carriage Ltd.	2,000	72,304
Li & Fung Ltd.	98,000	145,282
Marubeni Corp. (a)	27,000	180,997
Mitsubishi Corp.	22,400	415,391
Mitsui & Co. Ltd.	27,600	389,509
Sojitz Corp.	20,000	34,033
Sumitomo Corp. (a)	17,600	223,678
Toyota Tsusho Corp.	3,500	88,703
Wolseley PLC	4,341	247,535

		2,106,470

Entertainment — 0.1%
Oriental Land Co. Ltd.	800	121,547
Tabcorp Holdings Ltd.	10,775	34,145
Tatts Group Ltd.	20,276	54,559
Toho Co. Ltd.	1,700	34,238
William Hill PLC	13,161	74,876

		319,365

Food Services — 0.3%
Compass Group PLC	28,609	437,262
Sodexo	1,479	155,269

		592,531

Home Builders — 0.2%
Daiwa House Industry Co. Ltd.	10,000	169,298
Iida Group Holdings Co. Ltd.	1,900	26,409
Persimmon PLC	4,604	103,347
Sekisui Chemical Co. Ltd.	7,000	72,635

	Number of Shares	Value
Sekisui House Ltd.	9,200	$113,990

		485,679

Home Furnishing — 0.4%
Electrolux AB Series B (a)	3,699	80,728
Panasonic Corp.	35,300	402,712
Sony Corp. (a)	16,600	316,449

		799,889

Leisure Time — 0.2%
Carnival PLC	3,107	118,557
Flight Centre Travel Group Ltd. (a)	743	36,192
Sankyo Co. Ltd.	900	37,830
Sega Sammy Holdings, Inc.	3,300	73,762
Shimano, Inc.	1,300	130,519
Yamaha Corp.	2,500	32,140
Yamaha Motor Co. Ltd.	4,600	73,156

		502,156

Lodging — 0.8%
Accor SA	2,433	124,717
City Developments Ltd. (a)	6,000	48,277
Crown Resorts Ltd.	6,936	107,034
Echo Entertainment Group Ltd. (a)	12,264	27,884
Galaxy Entertainment Group Ltd. (b)	34,000	297,159
Genting Singapore PLC	105,000	111,669
InterContinental Hotels Group PLC	3,988	128,358
MGM China Holdings Ltd.	14,800	52,239
Sands China Ltd.	38,800	290,830
Shangri-La Asia Ltd.	22,000	36,130
SJM Holdings Ltd.	34,000	95,939
Whitbread PLC	2,968	205,894
Wynn Macau Ltd.	26,000	107,741

		1,633,871

Retail — 2.4%
ABC-Mart, Inc.	500	21,668
Aeon Co. Ltd.	10,300	115,964
Cie Financiere Richemont SA	8,272	792,061
Citizen Holdings Co. Ltd.	4,500	33,812
Don Quijote Holdings Co. Ltd.	800	41,263
FamilyMart Co. Ltd. (a)	1,000	43,895
Fast Retailing Co. Ltd. (a)	900	325,812
Harvey Norman Holdings Ltd. (a)	9,444	28,922
Hennes & Mauritz AB Class B	15,059	641,773
Inditex SA	3,470	521,557
Isetan Mitsukoshi Holdings Ltd.	5,500	68,412
J Front Retailing Co. Ltd.	7,000	48,533
Kering	1,237	252,651
Kingfisher PLC	38,864	273,596
Lawson, Inc.	1,000	70,685
Marks & Spencer Group PLC	26,420	199,042
Marui Group Co. Ltd.	3,400	29,349
McDonald’s Holdings Co. Japan Ltd. (a)	1,100	29,571

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Next PLC	2,425	$267,350
Nitori Holdings Co. Ltd.	1,000	43,298
Shimamura Co. Ltd.	300	25,925
Swatch Group AG	501	314,878
The Swatch Group AG	651	75,564
Takashimaya Co. Ltd. (a)	4,000	37,466
Travis Perkins PLC	3,774	118,971
USS Co. Ltd.	3,200	44,851
Wesfarmers Ltd.	18,124	692,681
Yamada Denki Co. Ltd. (a)	14,300	47,597

		5,207,147

Storage & Warehousing — 0.0%
Mitsubishi Logistics Corp.	2,000	27,789

Textiles — 0.1%
Kuraray Co. Ltd. (a)	5,200	59,379
Teijin Ltd.	14,000	34,661
Toray Industries, Inc.	24,000	158,406

		252,446

Toys, Games & Hobbies — 0.1%
Namco Bandai Holdings, Inc.	3,000	70,851
Nintendo Co. Ltd.	1,700	202,484
Sanrio Co. Ltd. (a)	700	23,562

		296,897

		23,866,897

Consumer, Non-cyclical — 21.5%
Agriculture — 1.4%
British American Tobacco PLC	30,204	1,681,578
Golden Agri-Resources Ltd.	108,000	49,454
Imperial Tobacco Group PLC	15,350	620,757
Japan Tobacco, Inc.	17,400	545,599
Swedish Match AB	3,207	104,776
Wilmar International Ltd.	32,000	88,110

		3,090,274

Beverages — 2.3%
Asahi Group Holdings Ltd.	6,000	168,315
Carlsberg A/S Class B	1,653	164,723
Coca-Cola Amatil Ltd. (a)	8,945	91,534
Coca-Cola HBC AG Sponsored ADR (Switzerland)	2,589	64,388
Coca-Cola HBC AG	461	11,487
Coca-Cola West Co. Ltd.	1,100	19,176
Diageo PLC	40,131	1,245,538
Heineken Holding NV Class A	1,579	101,979
Heineken NV	3,757	261,801
InBev NV	12,848	1,350,443
Kirin Holdings Co. Ltd.	14,000	194,614
Pernod-Ricard SA	3,404	396,584
Remy Cointreau SA (a)	420	33,738
SABMiller PLC	15,262	762,311
Suntory Beverage & Food Ltd.	2,400	82,603

	Number of Shares	Value
Treasury Wine Estates Ltd. (a)	8,906	$29,171

		4,978,405

Biotechnology — 0.3%
CSL Ltd.	7,794	502,970
Novozymes A/S	3,706	163,179

		666,149

Commercial Services — 1.4%
Abertis Infraestructuras SA	5,951	136,024
Adecco SA	2,156	179,822
Aggreko PLC	4,515	113,199
Atlantia SpA	5,822	149,907
Babcock International Group PLC	5,635	126,675
Benesse Holdings, Inc.	1,200	45,794
Brambles Ltd.	25,457	218,750
Bunzl PLC	5,151	137,304
Bureau Veritas SA	3,420	104,831
Capita PLC	10,808	197,821
Dai Nippon Printing Co. Ltd.	9,000	86,137
Edenred	3,379	106,117
Experian PLC	15,646	282,215
G4S PLC	23,427	94,486
Intertek Group PLC	2,752	141,233
Park24 Co. Ltd.	1,300	24,677
Randstad Holding NV	2,052	120,421
Secom Co. Ltd.	3,400	195,655
Securitas AB Class B	4,579	53,153
Serco Group PLC	7,519	52,768
SGS SA	90	222,323
Toppan Printing Co. Ltd. (a)	9,000	64,358
Transurban Group	23,550	158,608

		3,012,278

Cosmetics & Personal Care — 0.6%
Beiersdorf AG	1,550	151,164
Kao Corp.	8,300	293,708
L’Oreal	3,828	631,526
Shiseido Co. Ltd. (a)	6,100	107,173
Unicharm Corp. (a)	2,000	107,078

		1,290,649

Foods — 5.2%
Ajinomoto Co., Inc.	9,000	128,925
Aryzta AG	1,490	131,735
Associated British Foods PLC	5,581	258,804
Barry Callebaut AG	40	53,953
Calbee, Inc.	1,200	28,320
Carrefour SA	9,803	379,876
Casino Guichard-Perrachon SA	883	105,253
Colruyt SA	1,210	66,800
Danone SA	9,016	637,730
Delhaize Group	1,724	126,334
Distribuidora Internacional de Alimentacion SA	9,320	85,301

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First Pacific Co. Ltd.	33,750	$33,620
J Sainsbury PLC (a)	18,663	98,456
Jeronimo Martins SGPS SA	3,842	64,468
Kerry Group PLC Class A	2,491	190,128
Kikkoman Corp. (a)	3,000	56,515
Koninklijke Ahold NV	14,962	300,761
Lindt & Spruengli AG	13	64,441
Lindt & Spruengli AG	2	117,751
MEIJI Holdings Co. Ltd. (a)	900	56,704
Metcash Ltd. (a)	14,608	35,496
Metro AG (b)	2,037	83,225
Nestle SA	51,504	3,880,768
Nippon Meat Packers, Inc. (a)	3,000	44,806
Nisshin Seifun Group, Inc. (a)	3,300	36,222
Nissin Foods Holdings Co. Ltd.	900	40,545
Olam International Ltd. (a)	24,000	42,440
Seven & I Holdings Co. Ltd.	12,000	457,694
Suedzucker AG	1,217	34,703
Tate & Lyle PLC	7,304	81,385
Tesco PLC	128,194	631,799
Toyo Suisan Kaisha Ltd.	1,000	33,335
Unilever NV	26,107	1,073,450
Unilever PLC	20,337	868,591
WM Morrison Supermarkets PLC	36,825	130,889
Woolworths Ltd.	19,901	659,522
Yakult Honsha Co. Ltd. (a)	1,300	65,163
Yamazaki Baking Co. Ltd. (a)	2,000	23,649

		11,209,557

Health Care – Products — 0.8%
Cie Generale d’Optique Essilor International SA	3,282	331,641
Cochlear Ltd. (a)	870	46,010
Coloplast A/S Class B	1,843	149,339
Elekta AB (a)	5,936	79,097
Fresenius SE & Co. KGaA	2,019	315,933
Getinge AB Class B	3,114	87,768
Luxottica Group SpA	2,747	158,848
QIAGEN NV (b)	3,560	74,664
Shimadzu Corp.	4,000	35,512
Smith & Nephew PLC	14,595	221,129
Sonova Holding AG	792	115,869
Sysmex Corp.	2,200	70,586
Terumo Corp. (a)	5,200	113,365
William Demant Holding (b) (a)	401	34,351

		1,834,112

Health Care – Services — 0.2%
Fresenius Medical Care AG & Co. KGaA	3,482	242,928
Miraca Holdings, Inc.	800	34,986
Ramsay Health Care Ltd.	2,039	91,043
Ryman Healthcare Ltd.	5,921	44,962

	Number of Shares	Value
Sonic Healthcare Ltd.	6,586	$105,539

		519,458

Household Products — 0.5%
Henkel AG & Co. KGaA	2,124	213,506
Husqvarna AB Class B	5,959	41,627
Reckitt Benckiser Group PLC	10,413	848,637
Societe BIC SA	485	63,735

		1,167,505

Pharmaceuticals — 8.8%
Actelion Ltd.	1,620	153,609
Alfresa Holdings Corp.	600	39,049
Astellas Pharma, Inc.	34,500	408,704
AstraZeneca PLC	20,073	1,300,591
Bayer AG	13,236	1,789,993
Celesio AG	834	28,503
Chugai Pharmaceutical Co. Ltd.	3,400	86,697
Daiichi Sankyo Co. Ltd.	10,900	183,347
Dainippon Sumitomo Pharma Co. Ltd.	2,300	36,488
Eisai Co. Ltd. (a)	4,100	159,466
GlaxoSmithKline PLC	77,764	2,071,605
Grifols SA	2,209	121,276
Grifols SA Class B	79	3,257
Hisamitsu Pharmaceutical Co., Inc.	900	40,591
Kyowa Hakko Kirin Co. Ltd. (a)	4,000	42,580
Medipal Holdings Corp.	2,300	35,116
Merck KGaA	1,067	179,664
Mitsubishi Tanabe Pharma Corp.	4,200	58,644
Novartis AG	36,738	3,120,357
Novo Nordisk A/S Class B	31,850	1,452,982
Ono Pharmaceutical Co. Ltd. (a)	1,300	113,155
Orion OYJ Class B (a)	1,746	52,752
Otsuka Holdings Co. Ltd.	5,600	167,190
Roche Holding AG	11,225	3,374,084
Sanofi	19,114	1,997,413
Santen Pharmaceutical Co. Ltd.	1,200	53,149
Shionogi & Co. Ltd.	5,200	96,197
Shire Ltd.	9,333	459,249
Suzuken Co. Ltd.	1,100	42,511
Taisho Pharmaceutical Holdings Co. Ltd.	500	40,430
Takeda Pharmaceutical Co. Ltd.	12,500	591,765
Teva Pharmaceutical Industries Ltd.	13,515	712,696
Tsumura & Co. (a)	900	21,677
UCB SA	1,690	135,507

		19,170,294

		46,938,681

Diversified — 1.0%
Holding Company – Diversified — 1.0%
Exor SpA	1,515	68,084
GEA Group AG	3,025	138,247

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Groupe Bruxelles Lambert SA	1,243	$124,200
Hutchison Whampoa Ltd.	33,990	451,677
Industrivarden AB Class C	1,824	35,389
Keppel Corp. Ltd.	24,000	207,663
LVMH Moet Hennessy Louis Vuitton SA	4,024	732,536
Noble Group Ltd.	63,000	59,615
NWS Holdings Ltd.	21,255	36,014
Swire Pacific Ltd. Class A	10,500	122,440
TUI Travel PLC	6,833	49,936
Wendel SA	543	84,474
Wharf Holdings Ltd.	25,000	160,052

		2,270,327

Energy — 6.5%
Energy – Alternate Sources — 0.1%
Enel Green Power SpA	27,971	78,608

Oil & Gas — 6.1%
BG Group PLC	54,570	1,017,748
BP PLC	297,718	2,384,222
Caltex Australia Ltd. (a)	1,973	40,524
ENI SpA	40,808	1,024,796
Galp Energia SGPS SA	5,341	92,233
Idemitsu Kosan Co. Ltd. (a)	1,200	24,712
Inpex Corp.	14,400	186,495
Japan Petroleum Exploration Co.	500	16,612
JX Holdings, Inc.	36,500	175,475
Lundin Petroleum AB (b)	3,311	68,054
Neste Oil OYJ (a)	2,061	42,020
OMV AG	2,273	103,230
Repsol YPF SA (a)	13,859	354,144
Royal Dutch Shell PLC Class A	61,625	2,252,593
Royal Dutch Shell PLC Class B	39,552	1,543,057
Santos Ltd.	16,077	201,381
Seadrill Ltd. (a)	5,876	207,423
Showa Shell Sekiyu KK	2,800	24,989
StatoilHydro ASA	17,942	506,771
TonenGeneral Sekiyu KK	4,000	35,260
Total SA	34,146	2,242,707
Transocean Ltd.	5,890	243,029
Tullow Oil PLC	14,900	186,141
Woodside Petroleum Ltd.	10,569	382,602

		13,356,218

Oil & Gas Services — 0.3%
AMEC PLC	4,758	89,084
Cie Generale de Geophysique-Veritas (b)	2,414	38,777
Fugro NV	1,128	69,445
Petrofac Ltd.	4,066	97,767
Saipem SpA	4,069	99,418
Subsea 7 SA	4,527	84,140
Technip SA	1,661	171,496

		650,127

	Number of Shares	Value
Pipelines — 0.0%
APA Group (a)	12,561	$74,917

		14,159,870

Financial — 24.4%
Banks — 13.5%
Aozora Bank Ltd.	16,000	45,537
Australia & New Zealand Banking Group Ltd.	43,835	1,347,188
Banca Monte dei Paschi di Siena SpA (b)	107,375	39,190
Banco Bilbao Vizcaya Argentaria SA	92,724	1,115,634
Banco de Sabadell SA	56,259	174,002
Banco Espirito Santo SA (b)	28,332	53,044
Banco Popular Espanol SA	26,107	197,574
Banco Santander SA	185,641	1,772,728
Bank Hapoalim B.M.	15,983	91,192
Bank Leumi Le-Israel (b)	19,173	74,859
Bank of East Asia Ltd.	21,833	85,538
Bank of Ireland (b)	373,199	158,701
The Bank of Kyoto Ltd.	5,000	41,226
Bank of Queensland Ltd.	4,928	58,860
The Bank of Yokohama Ltd.	19,000	94,705
Bankia SA (b)	63,030	133,279
Barclays PLC	244,947	955,447
Bendigo and Adelaide Bank Ltd. (a)	6,213	65,722
BNP Paribas	15,931	1,231,567
BOC Hong Kong Holdings Ltd.	61,000	173,759
CaixaBank	28,763	185,286
The Chiba Bank Ltd.	11,000	67,707
The Chugoku Bank Ltd.	2,700	35,968
Commerzbank AG (b)	15,163	278,974
Commonwealth Bank of Australia	25,722	1,851,594
Credit Agricole SA (b)	16,345	258,136
Danske Bank A/S	10,535	293,768
DBS Group Holdings, Ltd.	27,000	347,611
Deutsche Bank AG	16,427	734,791
DnB NOR ASA	15,797	274,907
Erste Group Bank AG	4,077	139,554
Fukuoka Financial Group, Inc.	12,000	49,237
The Gunma Bank Ltd.	6,000	32,638
The Hachijuni Bank Ltd.	6,000	34,042
Hang Seng Bank Ltd.	12,600	200,680
The Hiroshima Bank Ltd.	8,000	33,551
Hokuhoku Financial Group, Inc.	18,000	34,498
HSBC Holdings PLC	299,665	3,034,150
Intesa Sanpaolo SpA	183,974	624,750
The Iyo Bank Ltd.	4,000	38,177
The Joyo Bank Ltd.	11,000	54,763
Julius Baer Group Ltd.	3,701	164,507
KBC Groep NV	4,029	248,282
Lloyds Banking Group PLC (b)	798,255	1,001,925
Mediobanca SpA (b)	8,593	98,433
Mitsubishi UFJ Financial Group, Inc.	203,900	1,118,528

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mizrahi Tefahot Bank Ltd.	2,271	$31,071
Mizuho Financial Group, Inc.	364,200	718,586
National Australia Bank Ltd.	37,565	1,238,056
Natixis	14,789	108,692
The Nishi-Nippon City Bank Ltd.	10,000	22,431
Nordea Bank AB	48,179	684,251
Oversea-Chinese Banking Corp. Ltd. (c)	42,000	318,796
Pohjola Bank PLC	2,118	47,150
Raiffeisen Bank International AG	1,830	61,148
Resona Holdings, Inc.	35,400	170,874
Royal Bank of Scotland Group PLC (b)	35,243	183,077
Seven Bank Ltd.	8,700	34,076
Shinsei Bank Ltd. (a)	25,000	49,051
The Shizuoka Bank Ltd.	9,000	87,719
Skandinaviska Enskilda Banken AB Class A (a)	24,349	334,031
Societe Generale SA	11,580	714,847
Standard Chartered PLC	39,061	816,930
Sumitomo Mitsui Financial Group, Inc.	20,400	869,580
Sumitomo Mitsui Trust Holdings, Inc.	54,000	243,504
Suruga Bank Ltd.	3,000	52,728
Svenska Handelsbanken AB (a)	8,029	403,524
Swedbank AB Class A	14,589	391,248
UBI Banca	13,474	127,230
UniCredit SpA	68,940	631,088
United Overseas Bank Ltd.	20,000	344,984
Westpac Banking Corp.	49,598	1,590,660
Yamaguchi Financial Group, Inc.	3,000	26,969

		29,448,510

Diversified Financial — 2.3%
Aberdeen Asset Management PLC	14,471	94,345
Acom Co. Ltd. (b) (a)	5,400	17,232
Aeon Credit Service Co. Ltd. (a)	1,900	42,766
ASX Ltd.	2,941	98,428
Credit Saison Co. Ltd.	2,500	49,650
Credit Suisse Group	24,026	778,007
Daiwa Securities Group, Inc.	26,000	225,818
Deutsche Boerse AG	3,152	250,831
Eurazeo SA	475	42,733
Hargreaves Lansdown PLC	3,468	84,353
Hong Kong Exchanges and Clearing Ltd.	17,856	270,886
ICAP PLC	9,724	61,302
Investec PLC	8,701	70,431
Japan Exchange Group, Inc. (a)	4,000	97,383
London Stock Exchange Group PLC	2,844	93,510
Macquarie Group Ltd.	4,742	255,768
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,500	41,564

	Number of Shares	Value
Nomura Holdings, Inc.	58,400	$373,981
Old Mutual PLC	76,025	255,271
ORIX Corp. (b)	20,700	290,735
Partners Group Holding AG	294	82,680
Schroders PLC	1,535	66,583
Singapore Exchange Ltd.	13,000	71,695
UBS AG	58,342	1,204,528

		4,920,480

Insurance — 5.3%
Admiral Group PLC	3,359	80,046
Aegon NV	29,226	268,842
Ageas	3,455	154,082
AIA Group Ltd.	190,805	906,543
Allianz SE	7,313	1,235,891
AMP Ltd.	47,639	220,363
Assicurazioni Generali SpA	18,573	414,466
Aviva PLC	47,435	377,802
AXA SA	28,427	740,144
Baloise Holding AG	726	91,290
CNP Assurances	2,934	62,174
The Dai-ichi Life Insurance Co. Ltd.	13,800	200,158
Delta Lloyd NV	2,944	81,708
Direct Line Insurance Group PLC	16,775	66,493
Gjensidige Forsikring ASA	3,324	67,610
Hannover Rueck SE	908	81,209
ING Groep NV (b)	61,665	876,420
Insurance Australia Group Ltd.	37,765	195,451
Legal & General Group PLC	95,274	325,594
Mapfre SA	15,948	67,336
Mitsui Sumitomo Insurance Group Holdings, Inc.	8,400	192,079
Muenchener Rueckversicherungs AG	2,847	621,975
NKSJ Holdings, Inc.	5,500	141,093
Prudential PLC	41,077	870,183
QBE Insurance Group Ltd. (a)	19,919	236,990
RSA Insurance Group PLC	61,751	92,182
Sampo Oyj	7,244	376,358
SCOR SE	2,287	80,136
Sony Financial Holdings, Inc.	2,500	40,885
Standard Life PLC	38,580	243,122
Suncorp Group Ltd.	20,912	249,721
Swiss Life Holding AG	537	131,981
Swiss Re AG	5,603	519,888
T&D Holdings, Inc.	9,700	115,125
Tokio Marine Holdings, Inc.	11,100	332,782
Tryg A/S	387	38,269
UnipolSai SpA (b)	13,601	52,175
Vienna Insurance Group AG Wiener Versicherung Gruppe	623	30,768
Zurich Insurance Group AG	2,361	725,538

		11,604,872

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Investment Companies — 0.3%
Cheung Kong Infrastructure Holdings Ltd.	10,000	$64,146
Delek Group Ltd.	50	19,969
Investment AB Kinnevik Class B	3,699	136,732
Investor AB Class B	7,440	269,553
The Israel Corp. Ltd. (b)	38	21,201
Pargesa Holding SA	435	37,661
Resolution Ltd.	22,382	111,600

		660,862

Real Estate — 1.5%
Aeon Mall Co. Ltd.	1,800	46,187
Capitaland Ltd.	42,000	96,674
CapitaMalls Asia Ltd. (a)	21,000	29,864
Cheung Kong Holdings	22,000	365,270
Daito Trust Construction Co. Ltd.	1,100	101,636
Deutsche Wohnen AG	4,469	95,867
Global Logistic Properties Ltd.	46,000	96,855
Hang Lung Properties Ltd.	38,000	109,100
Henderson Land Development Co. Ltd.	16,683	97,748
Hopewell Holdings Ltd.	8,500	29,217
Hulic Co. Ltd. (a)	4,000	54,646
Hysan Development Co. Ltd.	10,035	43,674
IMMOFINANZ AG	14,572	68,151
Keppel Land Ltd.	11,000	29,461
Kerry Properties Ltd.	9,500	31,789
Lend Lease Group	8,902	97,899
Mitsubishi Estate Co. Ltd.	20,000	475,959
Mitsui Fudosan Co. Ltd.	13,000	395,756
New World Development Ltd.	59,118	59,490
Nomura Real Estate Holdings, Inc.	2,000	38,098
NTT Urban Development Corp.	1,900	17,852
REA Group Ltd.	847	38,312
Sino Land Co. Ltd.	44,349	65,450
Sumitomo Realty & Development Co. Ltd.	6,000	234,475
Sun Hung Kai Properties Ltd.	26,000	318,805
Swire Properties Ltd.	16,200	46,518
Swiss Prime Site AG	939	79,871
Tokyo Tatemono Co. Ltd. (a)	6,000	51,341
Tokyu Fudosan Holdings Corp.	8,000	59,544
UOL Group Ltd.	7,000	34,818
Wheelock & Co. Ltd.	14,000	54,814

		3,365,141

Real Estate Investment Trusts (REITS) — 1.4%
Ascendas Real Estate Investment Trust	30,000	53,881
British Land Co. PLC	15,491	169,092
CapitaCommercial Trust (a)	31,000	36,647
Capital Shopping Centres Group PLC	10,776	50,735
CapitaMall Trust	36,000	54,068
CFS Retail Property Trust Group	31,999	56,103

	Number of Shares	Value
Corio NV	1,198	$54,789
Dexus Property Group	90,335	88,818
Federation Centres Ltd.	21,726	47,563
Fonciere Des Regions	391	36,212
Gecina SA	324	43,097
Goodman Group	28,316	124,266
GPT Group	26,493	89,938
Hammerson PLC	11,493	106,261
ICADE	578	57,239
Japan Prime Realty Investment Corp. (a)	11	35,569
Japan Real Estate Investment Corp.	20	100,307
Japan Retail Fund Investment Corp.	39	76,725
Klepierre	1,551	69,460
Land Securities Group PLC	12,897	219,783
The Link REIT	38,223	188,595
Mirvac Group	55,600	87,689
Nippon Building Fund, Inc.	22	114,810
Nippon Prologis REIT, Inc.	20	40,316
Segro PLC	10,805	59,876
Stockland	38,909	135,369
Unibail-Rodamco SE	1,499	389,271
Unibail-Rodamco SE	68	17,681
United Urban Investment Corp.	35	51,381
Westfield Group	32,004	304,360
Westfield Retail Trust	45,345	125,343

		3,085,244

Venture Capital — 0.1%
3i Group PLC	14,966	99,385

		53,184,494

Industrial — 12.8%
Aerospace & Defense — 1.1%
BAE Systems PLC	51,706	359,205
Cobham PLC	16,639	83,071
European Aeronautic Defence and Space Co.	9,312	667,803
Finmeccanica SpA (b)	6,425	63,644
Meggitt PLC	13,471	107,990
Rolls-Royce Holdings PLC	29,908	536,500
Safran SA	4,351	301,753
Thales SA	1,456	96,663
Zodiac Aerospace	2,650	93,623

		2,310,252

Building Materials — 1.3%
Asahi Glass Co. Ltd.	16,000	92,618
Boral Ltd. (a)	12,337	64,693
Compagnie de Saint-Gobain	6,618	400,674
CRH PLC	11,855	330,498
Daikin Industries Ltd.	3,700	206,911
Fletcher Building Ltd.	11,526	95,227
Geberit AG Registered	617	202,302

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HeidelbergCement AG	2,305	$197,517
Holcim Ltd.	3,745	310,986
Imerys SA	511	45,427
James Hardie Industries NV	6,697	89,067
Lafarge SA	3,039	238,212
Lixil Group Corp.	4,200	115,621
Rinnai Corp.	500	43,853
Sika AG	36	147,365
Taiheiyo Cement Corp. (a)	21,000	75,568
TOTO Ltd. (a)	5,000	69,205

		2,725,744

Electrical Components & Equipment — 1.2%
Brother Industries Ltd.	3,500	49,106
Casio Computer Co. Ltd.	3,400	40,156
Hitachi Ltd.	77,000	567,220
Legrand SA	4,260	264,915
Mitsubishi Electric Corp.	31,000	348,072
OSRAM Licht AG (b)	1,276	82,870
Prysmian SpA	3,152	78,655
Schneider Electric SA	8,451	751,348
Schneider Electric SA	253	22,430
Sharp Corp. (b) (a)	26,000	78,952
Toshiba Corp.	66,000	278,964

		2,562,688

Electronics — 1.4%
Advantest Corp. (a)	2,300	24,735
Fanuc Corp.	3,100	545,825
Hamamatsu Photonics KK	1,100	49,808
Hirose Electric Co. Ltd.	500	68,590
Hoya Corp.	7,100	221,982
Ibiden Co. Ltd.	1,900	37,352
Keyence Corp.	700	287,977
Koninklijke Philips Electronics NV	15,051	529,488
Kyocera Corp.	5,300	238,594
Mabuchi Motor Co. Ltd.	500	32,686
Murata Manufacturing Co. Ltd.	3,300	310,558
NEC Corp.	38,000	116,529
NGK Insulators Ltd.	4,000	83,181
Nidec Corp. (a)	3,200	194,295
Nippon Electric Glass Co. Ltd. (a)	6,000	30,833
Omron Corp.	3,200	131,705
Rexel Promesses	3,931	103,195
Yaskawa Electric Corp. (a)	4,000	55,172
Yokogawa Electric Corp.	3,000	48,366

		3,110,871

Engineering & Construction — 1.4%
ABB Ltd.	34,838	902,021
ACS Actividades de Construccion y Servicios SA	2,866	112,746
Aeroports de Paris	439	54,767
Aker Kvaerner ASA (a)	2,875	44,770

	Number of Shares	Value
Auckland International Airport Ltd.	17,846	$59,008
Boskalis Westminster	1,358	74,874
Bouygues SA	3,180	132,909
Chiyoda Corp. (a)	3,000	38,983
Ferrovial SA	6,183	134,276
Fraport AG Frankfurt Airport Services Worldwide	574	42,926
Hochtief AG	467	42,433
JGC Corp.	3,000	104,222
Kajima Corp. (a)	13,000	45,507
Kinden Corp.	2,000	19,330
Leighton Holdings Ltd. (a)	2,675	52,395
Obayashi Corp.	11,000	61,924
SembCorp Industries Ltd.	14,000	61,181
Shimizu Corp. (a)	9,000	46,545
Singapore Technologies Engineering Ltd.	25,000	76,033
Skanska AB	5,851	137,989
Sydney Airport	18,507	72,120
Taisei Corp.	17,000	75,782
Vinci SA	7,644	569,577
WorleyParsons Ltd.	3,038	42,677

		3,004,995

Environmental Controls — 0.0%
Kurita Water Industries Ltd. (a)	1,700	36,828

Hand & Machine Tools — 0.4%
Fuji Electric Co. Ltd.	9,000	40,107
Makita Corp.	1,800	99,386
Sandvik AB	17,383	246,292
Schindler Holding AG	727	107,390
Schindler Holding AG	301	44,225
SMC Corp.	800	210,501
THK Co. Ltd.	1,800	40,317

		788,218

Machinery – Construction & Mining — 1.4%
Atlas Copco AB Class A Shares	10,765	311,539
Atlas Copco AB Class B	6,472	177,468
BHP Billiton PLC	33,756	1,041,968
Hitachi Construction Machinery Co. Ltd. (a)	1,600	30,772
Komatsu Ltd.	15,100	312,275
Rio Tinto PLC	20,310	1,132,681

		3,006,703

Machinery – Diversified — 1.0%
Alstom SA	3,636	99,442
Amada Co. Ltd.	5,000	35,107
Andritz AG (a)	1,277	78,983
CNH Industrial NV (b)	15,404	177,492
Hexagon AB Class B	3,631	123,627
IHI Corp.	20,000	83,964
Kawasaki Heavy Industries Ltd.	22,000	80,886

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kone OYJ (a)	5,108	$214,522
Kubota Corp.	17,000	227,107
MAN SE	610	77,731
Metso OYJ (a)	1,862	60,857
Mitsubishi Heavy Industries Ltd.	49,000	285,217
Nabtesco Corp.	1,600	36,954
Sumitomo Heavy Industries Ltd.	8,000	32,634
Volvo AB Class B	24,354	386,465
The Weir Group PLC	3,536	149,731
Zardoya Otis SA (a)	2,462	42,006

		2,192,725

Manufacturing — 1.4%
Alfa Laval AB	5,263	142,867
ALS Ltd. (a)	6,332	43,070
FUJIFILM Holdings Corp.	7,500	201,015
IMI PLC	4,359	106,068
Konica Minolta Holdings, Inc.	8,500	79,166
Melrose Industries PLC	15,889	78,740
Nikon Corp. (a)	5,300	85,198
Olympus Corp. (b)	3,800	122,391
Orkla ASA (a)	11,832	100,869
Siemens AG	12,691	1,707,928
Smiths Group PLC	6,620	140,545
Sulzer AG	377	51,879
Wartsila OYJ Abp	2,914	158,789

		3,018,525

Metal Fabricate & Hardware — 0.4%
Assa Abloy AB Series B	5,380	287,347
Maruichi Steel Tube Ltd.	900	23,238
Norsk Hydro ASA	20,570	102,732
NSK Ltd.	7,000	71,888
SKF AB Class B (a)	6,526	167,282
Tenaris SA	7,794	172,475
Vallourec SA	1,849	100,512

		925,474

Packaging & Containers — 0.1%
Amcor Ltd.	19,891	191,786
Rexam PLC	12,130	98,576
Toyo Seikan Kaisha Ltd.	2,300	37,285

		327,647

Shipbuilding — 0.0%
SembCorp Marine Ltd. (a)	12,000	38,619
Yangzijiang Shipbuilding Holdings Ltd.	33,000	28,384

		67,003

Transportation — 1.7%
AP Moeller — Maersk A/S Class A	9	104,032
AP Moeller — Maersk A/S Class B (a)	21	252,469
Asciano Group	17,341	83,667
Aurizon Holdings Ltd.	31,667	151,289

	Number of Shares	Value
Central Japan Railway Co.	2,300	$269,501
ComfortDelGro Corp. Ltd.	35,000	55,292
Deutsche Post AG	14,400	534,912
DSV A/S	2,877	92,966
East Japan Railway	5,300	390,210
Groupe Eurotunnel SA	9,483	121,159
Hankyu Hanshin Holdings, Inc.	18,000	97,930
Hutchison Port Holdings Trust	80,000	52,073
Kamigumi Co. Ltd.	4,000	39,054
Keikyu Corp.	7,000	58,950
Keio Corp.	9,000	62,638
Keisei Electric Railway Co. Ltd.	4,000	34,653
Kintetsu Corp. (a)	31,000	110,157
Koninklijke Vopak NV (a)	1,072	59,901
Kuehne & Nagel International AG	841	117,818
Mitsui OSK Lines Ltd.	17,000	66,134
MTR Corp.	23,000	85,345
Nippon Express Co. Ltd.	12,000	58,636
Nippon Yusen KK	24,000	70,094
Odakyu Electric Railway Co. Ltd. (a)	10,000	86,508
Royal Mail PLC (b)	10,538	99,007
TNT Express NV	7,333	72,227
Tobu Railway Co. Ltd.	18,000	86,947
Tokyu Corp.	19,000	116,767
Toll Holdings Ltd. (a)	9,949	48,009
West Japan Railway Co.	2,600	105,990
Yamato Holdings Co. Ltd.	5,800	124,871

		3,709,206

		27,786,879

Technology — 2.3%
Computers — 0.4%
Atos Origin SA	1,082	97,910
Cap Gemini SA	2,244	170,139
Computershare Ltd.	8,216	92,258
Fujitsu LTD	29,000	175,056
Gemalto NV (a)	23	2,679
Gemalto NV (a)	1,193	139,218
Itochu Techno-Solutions Corp. (a)	300	12,675
NTT Data Corp.	1,900	73,771
Otsuka Corp.	300	39,155
TDK Corp.	2,100	87,535

		890,396

Office Equipment/Supplies — 0.4%
Canon, Inc.	18,000	557,065
Ricoh Co. Ltd.	11,000	127,447
Seiko Epson Corp.	2,100	65,725

		750,237

Semiconductors — 0.7%
ARM Holdings PLC	22,459	378,717
ASM Pacific Technology Ltd.	3,800	37,135
ASML Holding NV	5,682	526,046

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Infineon Technologies AG	17,553	$209,433
Rohm Co. Ltd.	1,500	66,812
STMicroelectronics NV	10,619	98,341
Sumco Corp.	2,000	15,500
Tokyo Electron Ltd.	2,700	165,767

		1,497,751

Software — 0.8%
Amadeus IT Holding SA Class A	5,943	247,121
Dassault Systemes SA	1,048	122,839
GungHo Online Entertainment, Inc. (a)	4,900	26,682
Konami Corp. (a)	1,500	34,735
Nexon Co. Ltd.	1,300	10,935
Nomura Research Institute Ltd.	1,500	47,283
Oracle Corp.	600	27,134
The Sage Group PLC	17,020	118,608
SAP AG	14,765	1,195,134

		1,830,471

		4,968,855

Utilities — 3.7%
Electric — 2.5%
AGL Energy Ltd.	9,225	129,920
Chubu Electric Power Co., Inc. (b)	9,900	116,314
The Chugoku Electric Power Co., Inc.	4,400	61,221
CLP Holdings Ltd.	28,000	211,591
Contact Energy Ltd.	6,246	28,838
E.ON AG	28,599	559,029
EDP — Energias de Portugal SA	33,200	154,183
Electric Power Development Co. Ltd.	1,700	47,954
Electricite de France	4,009	158,763
Enel SpA	104,264	590,790
Fortum OYJ	6,844	155,589
Hokkaido Electric Power Co., Inc. (b)	2,900	24,482
Hokuriku Electric Power Co.	2,600	33,813
HongKong Electric Holdings	22,500	195,467
Iberdrola SA	76,755	537,315
The Kansai Electric Power Co., Inc. (b)	11,800	120,958
Kyushu Electric Power (b)	7,500	91,607
National Grid PLC	59,111	811,841
Origin Energy Ltd.	17,816	236,228
Red Electrica Corp. SA	1,751	142,463
RWE AG	7,881	319,767
Scottish & Southern Energy PLC	15,625	383,127
Shikoku Electric Power Co., Inc. (b) (a)	2,500	33,868
SP AusNet (a)	26,022	31,623
Terna Rete Elettrica Nazionale SpA	23,216	124,411
Tohoku Electric Power Co., Inc.	7,900	81,261
The Tokyo Electric Power Co., Inc. (b)	22,300	90,173

		5,472,596

	Number of Shares	Value
Gas — 1.0%
Centrica PLC	81,563	$449,156
Enagas SA	3,262	99,279
Gas Natural SDG SA	5,725	161,191
Gaz De France	21,085	577,772
Hong Kong & China Gas Co. Ltd.	90,200	197,083
Osaka Gas Co. Ltd.	32,000	121,064
Snam Rete Gas SpA	33,166	194,311
Toho Gas Co. Ltd.	6,000	32,644
Tokyo Gas Co. Ltd.	39,000	197,743

		2,030,243

Water — 0.2%
Severn Trent PLC	3,641	110,639
Suez Environnement Co.	4,514	91,709
United Utilities Group PLC	11,531	151,655
Veolia Environnement SA	6,129	121,548

		475,551

		7,978,390

TOTAL COMMON STOCK (Cost $169,380,783)		209,855,934

PREFERRED STOCK — 0.6%
Consumer, Cyclical — 0.4%
Auto Manufacturers — 0.4%
Bayerische Motoren Werke AG 5.450%	855	80,815
Porsche Automobil Holdings SE 1.530%	2,478	254,478
Volkswagen AG 2.070%	2,296	594,882

		930,175

Consumer, Non-cyclical — 0.2%
Household Products — 0.2%
Henkel AG & Co. KGaA 1.260%	2,876	309,533

Energy — 0.0%
Oil & Gas — 0.0%
Fuchs Petrolub AG 2.180%	529	53,062

TOTAL PREFERRED STOCK (Cost $910,645)		1,292,770

TOTAL EQUITIES (Cost $170,291,428)		211,148,704

RIGHTS — 0.0%
Financial — 0.0%
Banks — 0.0%
Banco Bilbao Vizcaya, Expires 4/14/14, Strike 0.00 (b)	92,724	21,716

Insurance — 0.0%
RSA Insurance Group PLC, Expires 4/9/14, Strike 0.56 (b)	23,157	12,933

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 0.0%
Intu Properties PLC, Expires 4/17/14, Strike 1.80 (b)	3,079	$4,876
New World Development Co. Ltd., Expires 4/17/14, Strike 6.20 (b) (c)	19,706	4,065

		8,941

TOTAL RIGHTS (Cost $21,460)		43,590

MUTUAL FUNDS — 4.0%
Diversified Financial — 4.0%
iShares MSCI EAFE Index Fund	15,740	1,057,256
State Street Navigator Securities Lending Prime Portfolio (d)	7,731,544	7,731,544

		8,788,800

TOTAL MUTUAL FUNDS (Cost $8,770,449)		8,788,800

TOTAL LONG-TERM INVESTMENTS (Cost $179,083,337)		219,981,094

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (e)	$3,846,054	3,846,054

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	34	34

TOTAL SHORT-TERM INVESTMENTS (Cost $3,846,088)		3,846,088

TOTAL INVESTMENTS — 102.8% (Cost $182,929,425) (f)		223,827,182

Other Assets/ (Liabilities) — (2.8)%		(6,031,266)

NET ASSETS — 100.0%		$217,795,916

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $7,344,012 or 3.37% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2014, these securities amounted to a value of $322,861 or 0.15% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $3,846,055. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $3,924,568.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 97.7%
Basic Materials — 5.6%
Chemicals — 4.6%
Air Liquide	48,574	$6,588,598
Akzo Nobel NV	71,904	5,891,420
BASF SE	25,542	2,838,652
Givaudan SA Registered	1,230	1,904,536
Linde AG	30,135	6,032,013
Shin-Etsu Chemical Co. Ltd.	63,700	3,635,556
Solvay SA Class A	12,805	2,012,646

		28,903,421

Forest Products & Paper — 0.3%
UPM-Kymmene OYJ	101,872	1,744,498

Mining — 0.7%
First Quantum Minerals Ltd.	32,931	608,576
Orica Ltd. (a)	203,356	4,128,787

		4,737,363

		35,385,282

Communications — 3.9%
Advertising — 1.8%
Publicis Groupe	27,732	2,508,191
WPP PLC	419,245	8,673,288

		11,181,479

Media — 0.2%
Thomson Reuters Corp. (a)	40,700	1,391,274

Telecommunications — 1.9%
China Unicom Ltd.	684,000	897,403
Deutsche Telekom AG	154,115	2,492,758
KDDI Corp.	33,100	1,926,187
Koninklijke KPN NV (b)	546,888	1,935,220
Singapore Telecommunications Ltd.	123,000	356,496
Singapore Telecommunications Ltd.	338,500	984,257
Vodafone Group PLC	933,533	3,436,862

		12,029,183

		24,601,936

Consumer, Cyclical — 14.4%
Airlines — 0.1%
Ryanair Holdings PLC Sponsored ADR (Ireland) (b)	15,838	931,433

Apparel — 0.3%
Christian Dior SA	8,600	1,657,960

Auto Manufacturers — 5.2%
Bayerische Motoren Werke AG	36,300	4,582,235
Daimler AG	83,106	7,853,931
Honda Motor Co. Ltd.	389,900	13,709,242

	Number of Shares	Value
Toyota Motor Corp.	119,200	$6,708,429

		32,853,837

Automotive & Parts — 1.8%
Bridgestone Corp.	34,900	1,235,952
Continental AG	400	95,851
Delphi Automotive PLC	42,160	2,860,978
Denso Corp.	130,700	6,257,402
Sumitomo Electric Industries Ltd.	76,300	1,133,571

		11,583,754

Distribution & Wholesale — 1.0%
Li & Fung Ltd.	3,245,600	4,811,520
Wolseley PLC	23,591	1,345,217

		6,156,737

Food Services — 1.6%
Compass Group PLC	565,150	8,637,788
Sodexo	16,607	1,743,445

		10,381,233

Home Builders — 0.2%
Daiwa House Industry Co. Ltd.	78,000	1,320,525

Home Furnishing — 0.2%
Electrolux AB Series B (a)	46,220	1,008,718

Lodging — 0.2%
InterContinental Hotels Group PLC	44,076	1,418,630

Retail — 3.8%
Cie Financiere Richemont SA	49,500	4,739,725
Hennes & Mauritz AB Class B	126,560	5,393,634
Kering	25,700	5,249,089
Kingfisher PLC	190,918	1,344,031
Lawson, Inc.	13,600	961,316
Shoppers Drug Mart Corp.	31,260	1,720,078
Yum! Brands, Inc.	56,770	4,279,890

		23,687,763

		91,000,590

Consumer, Non-cyclical — 23.2%
Agriculture — 0.8%
Japan Tobacco, Inc.	166,200	5,211,415

Beverages — 4.8%
Diageo PLC	305,200	9,472,432
Heineken Holding NV Class A	47,200	3,048,399
Heineken NV	76,572	5,335,809
Pernod-Ricard SA	89,746	10,455,877
SABMiller PLC	32,841	1,640,353

		29,952,870

Commercial Services — 2.4%
Adecco SA	20,700	1,726,495
Experian PLC	242,000	4,365,079
Hays PLC	699,050	1,693,864

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Meitec Corp. (a)	15,900	$453,438
Randstad Holding NV	110,562	6,488,279
Secom Co. Ltd.	10,700	615,738

		15,342,893

Cosmetics & Personal Care — 0.8%
Beiersdorf AG	51,566	5,028,990

Foods — 5.6%
Danone SA	154,156	10,903,937
Koninklijke Ahold NV	86,761	1,744,035
Loblaw Cos. Ltd.	13,460	571,030
Metro AG (b)	17,417	711,598
Nestle SA	196,364	14,795,803
Seven & I Holdings Co. Ltd.	46,400	1,769,750
Tesco PLC	941,000	4,637,680

		35,133,833

Health Care – Products — 0.7%
Sonova Holding AG	19,086	2,792,280
Terumo Corp. (a)	85,800	1,870,522

		4,662,802

Household Products — 0.9%
Reckitt Benckiser Group PLC	69,400	5,655,949

Pharmaceuticals — 7.2%
AstraZeneca PLC	33,709	2,184,108
Bayer AG	126,035	17,044,554
GlaxoSmithKline PLC	92,600	2,466,831
Merck KGaA	31,922	5,375,089
Novartis AG	58,139	4,938,060
Roche Holding AG	23,712	7,127,508
Sanofi	18,550	1,938,475
Valeant Pharmaceuticals International, Inc. (b)	29,750	3,921,942

		44,996,567

		145,985,319

Diversified — 2.2%
Holding Company – Diversified — 2.2%
Hutchison Whampoa Ltd.	159,000	2,112,875
LVMH Moet Hennessy Louis Vuitton SA	58,500	10,649,451
Wharf Holdings Ltd.	132,000	845,077

		13,607,403

Energy — 3.9%
Oil & Gas — 3.6%
BG Group PLC	383,036	7,143,744
BP PLC	265,806	2,128,660
ENI SpA	105,613	2,652,221
Inpex Corp.	265,400	3,437,198
Repsol YPF SA (a)	67,604	1,727,508
Royal Dutch Shell PLC Class A	99,178	3,625,280
StatoilHydro ASA	44,265	1,250,262

	Number of Shares	Value
Tullow Oil PLC	47,999	$599,637

		22,564,510

Oil & Gas Services — 0.3%
Saipem SpA	77,791	1,900,678

		24,465,188

Financial — 22.4%
Banks — 11.3%
Australia & New Zealand Banking Group Ltd.	60,085	1,846,602
Banco Santander SA	188,851	1,803,382
Barclays PLC	1,211,982	4,727,489
BNP Paribas	101,120	7,817,213
CaixaBank	179,740	1,157,840
China Construction Bank Corp. Class H	1,055,000	739,141
Commerzbank AG (b)	74,401	1,368,853
Danske Bank A/S	52,135	1,453,780
DBS Group Holdings, Ltd.	352,000	4,531,811
HSBC Holdings PLC	1,285,285	13,013,692
ICICI Bank Ltd. Sponsored ADR (India)	114,061	4,995,872
Intesa Sanpaolo SpA	945,600	3,211,125
Itau Unibanco Holding SA Sponsored ADR (Brazil)	188,613	2,802,789
Julius Baer Group Ltd.	89,946	3,998,052
Kasikornbank PCL	131,400	751,517
Lloyds Banking Group PLC (b)	2,804,400	3,519,926
Mitsubishi UFJ Financial Group, Inc.	628,300	3,446,646
Nordea Bank AB	50,924	723,236
Sberbank of Russia Sponsored ADR (Russia)	119,955	1,171,960
Standard Chartered PLC	293,256	6,133,219
Sumitomo Mitsui Financial Group, Inc.	50,500	2,152,637

		71,366,782

Diversified Financial — 4.5%
BM&F BOVESPA SA	305,000	1,512,230
Credit Suisse Group	293,205	9,494,527
Daiwa Securities Group, Inc.	494,000	4,290,536
Nomura Holdings, Inc.	183,900	1,177,657
ORIX Corp. (b)	92,500	1,299,177
Schroders PLC	300	10,097
Schroders PLC	58,000	2,515,852
UBS AG	389,849	8,048,813

		28,348,889

Insurance — 6.3%
AIA Group Ltd.	986,200	4,685,584
Allianz SE	43,134	7,289,613
AMP Ltd.	1,032,457	4,775,816
Assicurazioni Generali SpA	44,029	982,531

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Aviva PLC	141,096	$1,123,778
AXA SA	91,618	2,385,427
ING Groep NV (b)	601,912	8,554,730
Prudential PLC	111,696	2,366,190
Swiss Re AG	35,233	3,269,180
Willis Group Holdings PLC	87,300	3,852,549

		39,285,398

Real Estate — 0.2%
China Overseas Land & Investment Ltd.	474,000	1,226,635

Real Estate Investment Trusts (REITS) — 0.1%
Goodman Group	173,356	760,782

		140,988,486

Industrial — 14.5%
Aerospace & Defense — 0.4%
European Aeronautic Defence and Space Co.	20,838	1,494,382
MTU Aero Engines AG	12,760	1,186,790

		2,681,172

Building Materials — 1.6%
Compagnie de Saint-Gobain	53,331	3,228,823
Geberit AG Registered	680	222,958
Holcim Ltd.	56,800	4,716,683
Lafarge SA	23,655	1,854,198
Rinnai Corp.	1,500	131,558

		10,154,220

Electrical Components & Equipment — 2.5%
Hitachi Ltd.	400,000	2,946,598
Legrand SA	51,269	3,188,249
Schneider Electric SA	109,221	9,710,441

		15,845,288

Electronics — 2.6%
Fanuc Corp.	19,200	3,380,595
Hon Hai Precision Industry Co. Ltd.	991,907	2,812,564
Hoya Corp.	177,900	5,562,062
Koninklijke Philips Electronics NV	48,787	1,716,306
Kyocera Corp.	60,900	2,741,585
Omron Corp.	4,100	168,748

		16,381,860

Engineering & Construction — 0.2%
Bouygues SA (a)	22,316	932,706

Hand & Machine Tools — 0.1%
Schindler Holding AG	5,800	856,755

Machinery – Construction & Mining — 1.8%
Atlas Copco AB Class B	88,300	2,421,272
Rio Tinto PLC	164,795	9,190,553

		11,611,825

	Number of Shares	Value
Machinery – Diversified — 1.0%
CNH Industrial NV (b)	447,600	$5,157,466
Kawasaki Heavy Industries Ltd.	305,000	1,121,374

		6,278,840

Manufacturing — 1.3%
Olympus Corp. (b)	72,700	2,341,523
Smiths Group PLC	267,532	5,679,803

		8,021,326

Metal Fabricate & Hardware — 0.5%
SKF AB Class B (a)	112,400	2,881,167

Transportation — 2.5%
Canadian National Railway Co.	104,280	5,862,622
East Japan Railway	20,800	1,531,391
Kuehne & Nagel International AG	46,450	6,507,311
Yamato Holdings Co. Ltd.	75,900	1,634,086

		15,535,410

		91,180,569

Technology — 6.1%
Computers — 0.3%
NCR Corp. (b)	45,610	1,667,045

Internet — 0.4%
Check Point Software Technologies Ltd. (a) (b)	37,900	2,563,177

Office Equipment/Supplies — 1.0%
Canon, Inc.	153,700	4,756,715
Ricoh Co. Ltd.	107,100	1,240,873

		5,997,588

Semiconductors — 2.2%
Samsung Electronics Co., Ltd.	6,447	8,152,674
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	284,797	5,701,636

		13,854,310

Software — 2.2%
Amadeus IT Holding SA Class A	104,304	4,337,163
Dassault Systemes SA	14,447	1,693,376
SAP AG	99,178	8,027,837

		14,058,376

		38,140,496

Utilities — 1.5%
Electric — 0.5%
Electricite de France	25,229	999,110
Enel SpA	339,719	1,924,946

		2,924,056

Gas — 0.9%
Gaz De France	209,974	5,753,709

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Water — 0.1%
Suez Environnement Co.	38,882	$789,945

		9,467,710

TOTAL COMMON STOCK (Cost $502,692,447)		614,822,979

PREFERRED STOCK — 0.3%
Consumer, Cyclical — 0.3%
Auto Manufacturers — 0.3%
Volkswagen AG 2.070%	6,894	1,786,200

TOTAL PREFERRED STOCK (Cost $1,352,529)		1,786,200

TOTAL EQUITIES (Cost $504,044,976)		616,609,179

MUTUAL FUNDS — 2.0%
Diversified Financial — 2.0%
State Street Navigator Securities Lending Prime Portfolio (c)	12,903,590	12,903,590

TOTAL MUTUAL FUNDS (Cost $12,903,590)		12,903,590

TOTAL LONG-TERM INVESTMENTS (Cost $516,948,566)		629,512,769

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (d)	$11,585,933	11,585,933

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	23,591	23,591

TOTAL SHORT-TERM INVESTMENTS (Cost $11,609,524)		11,609,524

TOTAL INVESTMENTS — 101.8% (Cost $528,558,090) (e)		641,122,293

Other Assets/ (Liabilities) — (1.8)%		(11,592,230)

NET ASSETS — 100.0%		$629,530,063

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $12,349,781 or 1.96% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $11,585,937. Collateralized by U.S. Government Agency obligations with rates ranging from 2.500% – 3.500%, maturity dates ranging from 5/15/40 – 11/25/40, and an aggregate market value, including accrued interest, of $11,823,209.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
Babson Global Floating Rate Fund, Class Y (a)	65,344	$668,464
MassMutual Premier Core Bond Fund, Class I (a)	5,590,609	62,279,380
MassMutual Premier Disciplined Growth Fund, Class R5 (a)	614,909	7,458,844
MassMutual Premier Disciplined Value Fund, Class R5 (a)	499,224	7,563,247
MassMutual Premier Focused International Fund, Class I (a)	53,599	674,274
MassMutual Premier High Yield Fund, Class I (a)	440,127	4,401,267
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,425,407	14,795,723
MassMutual Premier International Equity Fund, Class R5 (a)	106,964	1,654,738
MassMutual Premier Money Market Fund, Class R5 (a)	1,293,856	1,293,856
MassMutual Premier Short-Duration Bond Fund, Class I (a)	3,169,673	33,059,689
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	239,288	2,792,487
MassMutual Select Blue Chip Growth Fund, Class R5 (a)	81,513	1,365,344
MassMutual Select Diversified International Fund, Class R5 (a)	216,018	1,630,935
MassMutual Select Diversified Value Fund, Class R5 (a)	112,437	1,561,755
MassMutual Select Focused Value Fund, Class I (a)	174,572	4,043,077
MassMutual Select Fundamental Growth Fund, Class R5 (a)	165,655	1,394,819
MassMutual Select Fundamental Value Fund, Class I (a)	111,656	1,545,319
MassMutual Select Growth Opportunities Fund, Class I (a)	102,708	1,177,032
MassMutual Select Large Cap Value Fund, Class R5 (a)	117,355	1,131,305
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	79,879	1,520,090
MassMutual Select Mid-Cap Value Fund, Class I (a)	127,944	1,921,719
MassMutual Select Overseas Fund, Class I (a)	536,007	4,813,347
MassMutual Select PIMCO Total Return Fund, Class I (a)	1,328,479	13,603,626
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	25,059	481,881

	Number of Shares	Value
MassMutual Select Small Cap Value Equity Fund, Class R5 (a)	94,413	$1,424,688
MassMutual Select Small Company Growth Fund, Class R5 (a)	37,743	479,710
MassMutual Select Small Company Value Fund, Class I (a)	19,750	331,213
MassMutual Select Strategic Bond Fund, Class R5 (a)	936,575	9,450,040
MM MSCI EAFE International Index Fund, Class I (a)	360,240	4,895,656
MM Russell 2000 Small Cap Index Fund, Class I (a)	119,996	1,600,747
MM S&P Mid Cap Index Fund, Class I (a)	180,945	2,323,336
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,337,401	4,279,685
Oppenheimer Developing Markets Fund, Class I (a)	67,224	2,483,270
Oppenheimer Global Real Estate Fund, Class I (a)	222,585	2,277,050
Oppenheimer International Bond Fund, Class I (a)	1,197,992	7,295,771
Oppenheimer Real Estate Fund, Class I (a)	91,219	2,323,356

		211,996,740

TOTAL MUTUAL FUNDS (Cost $207,162,234)		211,996,740

TOTAL LONG-TERM INVESTMENTS (Cost $207,162,234)		211,996,740

TOTAL INVESTMENTS — 100.1% (Cost $207,162,234) (c)		211,996,740

Other Assets/(Liabilities) — (0.1)%		(162,229)

NET ASSETS — 100.0%		$211,834,511

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
Babson Global Floating Rate Fund, Class Y (a)	135,379	$1,384,923
MassMutual Premier Core Bond Fund, Class I (a)	6,877,012	76,609,909
MassMutual Premier Disciplined Growth Fund, Class R5 (a)	2,109,663	25,590,212
MassMutual Premier Disciplined Value Fund, Class R5 (a)	1,713,152	25,954,250
MassMutual Premier Focused International Fund, Class I (a)	234,682	2,952,302
MassMutual Premier High Yield Fund, Class I (a)	922,087	9,220,865
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,637,642	16,998,724
MassMutual Premier International Equity Fund, Class R5 (a)	468,106	7,241,597
MassMutual Premier Money Market Fund, Class R5 (a)	371,876	371,876
MassMutual Premier Short-Duration Bond Fund, Class I (a)	3,075,105	32,073,342
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	720,814	8,411,895
MassMutual Select Blue Chip Growth Fund, Class R5 (a)	451,674	7,565,539
MassMutual Select Diversified International Fund, Class R5 (a)	945,646	7,139,624
MassMutual Select Diversified Value Fund, Class R5 (a)	614,392	8,533,910
MassMutual Select Focused Value Fund, Class I (a)	452,189	10,472,707
MassMutual Select Fundamental Growth Fund, Class R5 (a)	917,987	7,729,451
MassMutual Select Fundamental Value Fund, Class I (a)	617,706	8,549,055
MassMutual Select Growth Opportunities Fund, Class I (a)	569,329	6,524,506
MassMutual Select Large Cap Value Fund, Class R5 (a)	638,816	6,158,191
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	372,090	7,080,881
MassMutual Select Mid-Cap Value Fund, Class I (a)	596,012	8,952,096
MassMutual Select Overseas Fund, Class I (a)	2,346,162	21,068,531
MassMutual Select PIMCO Total Return Fund, Class I (a)	1,639,902	16,792,601
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	110,326	2,121,569
MassMutual Select Small Cap Value Equity Fund, Class R5 (a)	410,701	6,197,478

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class R5 (a)	164,890	$2,095,746
MassMutual Select Small Company Value Fund, Class I (a)	85,990	1,442,049
MassMutual Select Strategic Bond Fund, Class R5 (a)	1,156,069	11,664,731
MM MSCI EAFE International Index Fund, Class I (a)	1,576,927	21,430,434
MM Russell 2000 Small Cap Index Fund, Class I (a)	523,064	6,977,680
MM S&P Mid Cap Index Fund, Class I (a)	842,909	10,822,946
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	3,893,724	12,459,916
Oppenheimer Developing Markets Fund, Class I (a)	203,133	7,503,739
Oppenheimer Global Real Estate Fund, Class I (a)	644,827	6,596,577
Oppenheimer International Bond Fund, Class I (a)	1,695,871	10,327,856
Oppenheimer Real Estate Fund, Class I (a)	264,365	6,733,388

		429,751,096

TOTAL MUTUAL FUNDS (Cost $395,226,448)		429,751,096

TOTAL LONG-TERM INVESTMENTS (Cost $395,226,448)		429,751,096

TOTAL INVESTMENTS — 100.1% (Cost $395,226,448) (c)		429,751,096

Other Assets/(Liabilities) — (0.1)%		(286,508)

NET ASSETS — 100.0%		$429,464,588

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
Babson Global Floating Rate Fund, Class Y (a)	175,936	$1,799,830
MassMutual Premier Core Bond Fund, Class I (a)	1,535,773	17,108,509
MassMutual Premier Disciplined Growth Fund, Class R5 (a)	1,942,693	23,564,868
MassMutual Premier Disciplined Value Fund, Class R5 (a)	1,577,490	23,898,970
MassMutual Premier Focused International Fund, Class I (a)	280,344	3,526,727
MassMutual Premier High Yield Fund, Class I (a)	1,191,360	11,913,603
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	422,653	4,387,140
MassMutual Premier International Equity Fund, Class R5 (a)	559,345	8,653,066
MassMutual Premier Money Market Fund, Class R5 (a)	2,401	2,401
MassMutual Premier Short-Duration Bond Fund, Class I (a)	847,440	8,838,802
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	789,290	9,211,013
MassMutual Select Blue Chip Growth Fund, Class R5 (a)	641,643	10,747,524
MassMutual Select Diversified International Fund, Class R5 (a)	1,129,828	8,530,204
MassMutual Select Diversified Value Fund, Class R5 (a)	866,442	12,034,884
MassMutual Select Focused Value Fund, Class I (a)	339,954	7,873,337
MassMutual Select Fundamental Growth Fund, Class R5 (a)	1,304,062	10,980,199
MassMutual Select Fundamental Value Fund, Class I (a)	876,003	12,123,879
MassMutual Select Growth Opportunities Fund, Class I (a)	809,041	9,271,608
MassMutual Select Large Cap Value Fund, Class R5 (a)	898,964	8,666,013
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	371,346	7,066,710
MassMutual Select Mid-Cap Value Fund, Class I (a)	594,855	8,934,722
MassMutual Select Overseas Fund, Class I (a)	2,803,167	25,172,443
MassMutual Select PIMCO Total Return Fund, Class I (a)	365,761	3,745,396
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	140,601	2,703,760

	Number of Shares	Value
MassMutual Select Small Cap Value Equity Fund, Class R5 (a)	526,235	$7,940,881
MassMutual Select Small Company Growth Fund, Class R5 (a)	210,857	2,679,990
MassMutual Select Small Company Value Fund, Class I (a)	110,128	1,846,849
MassMutual Select Strategic Bond Fund, Class R5 (a)	258,829	2,611,581
MM MSCI EAFE International Index Fund, Class I (a)	1,884,142	25,605,485
MM Russell 2000 Small Cap Index Fund, Class I (a)	669,512	8,931,290
MM S&P Mid Cap Index Fund, Class I (a)	841,273	10,801,944
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	4,030,382	12,897,222
Oppenheimer Developing Markets Fund, Class I (a)	222,078	8,203,578
Oppenheimer Global Real Estate Fund, Class I (a)	651,228	6,662,061
Oppenheimer International Bond Fund, Class I (a)	1,012,178	6,164,166
Oppenheimer Real Estate Fund, Class I (a)	267,117	6,803,458

		341,904,113

TOTAL MUTUAL FUNDS (Cost $299,018,800)		341,904,113

TOTAL LONG-TERM INVESTMENTS (Cost $299,018,800)		341,904,113

TOTAL INVESTMENTS — 100.1% (Cost $299,018,800) (c)		341,904,113

Other Assets/(Liabilities) — (0.1)%		(243,105)

NET ASSETS — 100.0%		$341,661,008

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Growth Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
Babson Global Floating Rate Fund, Class Y (a)	7,893	$80,750
MassMutual Premier Core Bond Fund, Class I (a)	83,437	929,491
MassMutual Premier Disciplined Growth Fund, Class R5 (a)	529,256	6,419,878
MassMutual Premier Disciplined Value Fund, Class R5 (a)	429,746	6,510,650
MassMutual Premier Focused International Fund, Class I (a)	99,512	1,251,863
MassMutual Premier High Yield Fund, Class I (a)	53,842	538,424
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	32,389	336,193
MassMutual Premier International Equity Fund, Class R5 (a)	198,453	3,070,069
MassMutual Premier Short-Duration Bond Fund, Class I (a)	98,417	1,026,490
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	287,954	3,360,428
MassMutual Select Blue Chip Growth Fund, Class R5 (a)	279,476	4,681,228
MassMutual Select Diversified International Fund, Class R5 (a)	400,982	3,027,414
MassMutual Select Diversified Value Fund, Class R5 (a)	375,186	5,211,334
MassMutual Select Focused Value Fund, Class I (a)	114,563	2,653,283
MassMutual Select Fundamental Growth Fund, Class R5 (a)	567,974	4,782,342
MassMutual Select Fundamental Value Fund, Class I (a)	381,266	5,276,720
MassMutual Select Growth Opportunities Fund, Class I (a)	352,458	4,039,165
MassMutual Select Large Cap Value Fund, Class R5 (a)	388,671	3,746,785
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	134,170	2,553,246
MassMutual Select Mid-Cap Value Fund, Class I (a)	214,902	3,227,833
MassMutual Select Overseas Fund, Class I (a)	994,760	8,932,945
MassMutual Select PIMCO Total Return Fund, Class I (a)	20,062	205,433
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	53,064	1,020,425
MassMutual Select Small Cap Value Equity Fund, Class R5 (a)	197,269	2,976,782
MassMutual Select Small Company Growth Fund, Class R5 (a)	79,260	1,007,396

	Number of Shares	Value
MassMutual Select Small Company Value Fund, Class I (a)	41,299	$692,580
MassMutual Select Strategic Bond Fund, Class R5 (a)	13,763	138,873
MM MSCI EAFE International Index Fund, Class I (a)	668,622	9,086,579
MM Russell 2000 Small Cap Index Fund, Class I (a)	251,290	3,352,215
MM S&P Mid Cap Index Fund, Class I (a)	303,908	3,902,183
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,271,148	4,067,674
Oppenheimer Developing Markets Fund, Class I (a)	81,158	2,997,979
Oppenheimer Global Real Estate Fund, Class I (a)	215,028	2,199,732
Oppenheimer International Bond Fund, Class I (a)	65,570	399,320
Oppenheimer Real Estate Fund, Class I (a)	88,197	2,246,385

		105,950,087

TOTAL MUTUAL FUNDS (Cost $92,662,690)		105,950,087

TOTAL LONG-TERM INVESTMENTS (Cost $92,662,690)		105,950,087

TOTAL INVESTMENTS — 100.1% (Cost $92,662,690) (c)		105,950,087

Other Assets/(Liabilities) — (0.1)%		(81,853)

NET ASSETS — 100.0%		$105,868,234

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART In Retirement Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
Babson Global Floating Rate Fund, Class Y (a)	21,889	$223,925
MassMutual Premier Core Bond Fund, Class I (a)	1,611,613	17,953,372
MassMutual Premier Disciplined Growth Fund, Class R5 (a)	293,556	3,560,840
MassMutual Premier Disciplined Value Fund, Class R5 (a)	238,343	3,610,900
MassMutual Premier Focused International Fund, Class I (a)	23,902	300,682
MassMutual Premier High Yield Fund, Class I (a)	144,515	1,445,150
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,046,112	10,858,646
MassMutual Premier International Equity Fund, Class R5 (a)	47,770	738,999
MassMutual Premier Money Market Fund, Class R5 (a)	545,679	545,679
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,330,179	13,873,763
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	118,934	1,387,960
MassMutual Select Blue Chip Growth Fund, Class R5 (a)	37,750	632,311
MassMutual Select Diversified International Fund, Class R5 (a)	96,410	727,894
MassMutual Select Diversified Value Fund, Class R5 (a)	52,225	725,411
MassMutual Select Focused Value Fund, Class I (a)	86,972	2,014,260
MassMutual Select Fundamental Growth Fund, Class R5 (a)	76,733	646,091
MassMutual Select Fundamental Value Fund, Class I (a)	51,672	715,137
MassMutual Select Growth Opportunities Fund, Class I (a)	47,560	545,037
MassMutual Select Large Cap Value Fund, Class R5 (a)	54,549	525,854
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	34,069	648,330
MassMutual Select Mid-Cap Value Fund, Class I (a)	54,589	819,925
MassMutual Select Overseas Fund, Class I (a)	239,259	2,148,545
MassMutual Select PIMCO Total Return Fund, Class I (a)	387,021	3,963,090
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	10,870	209,025
MassMutual Select Small Cap Value Equity Fund, Class R5 (a)	41,870	631,816

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class R5 (a)	16,589	$210,851
MassMutual Select Small Company Value Fund, Class I (a)	8,747	146,684
MassMutual Select Strategic Bond Fund, Class R5 (a)	264,170	2,665,479
MM MSCI EAFE International Index Fund, Class I (a)	160,798	2,185,238
MM Russell 2000 Small Cap Index Fund, Class I (a)	52,993	706,932
MM S&P Mid Cap Index Fund, Class I (a)	77,215	991,437
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	665,514	2,129,646
Oppenheimer Developing Markets Fund, Class I (a)	33,218	1,227,082
Oppenheimer Global Real Estate Fund, Class I (a)	110,310	1,128,473
Oppenheimer International Bond Fund, Class I (a)	432,972	2,636,797
Oppenheimer Real Estate Fund, Class I (a)	45,235	1,152,133

		84,633,394

TOTAL MUTUAL FUNDS (Cost $82,382,382)		84,633,394

TOTAL LONG-TERM INVESTMENTS (Cost $82,382,382)		84,633,394

TOTAL INVESTMENTS — 100.1% (Cost $82,382,382) (c)		84,633,394

Other Assets/(Liabilities) — (0.1)%		(86,171)

NET ASSETS — 100.0%		$84,547,223

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2010 Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
Babson Global Floating Rate Fund, Class Y (a)	33,694	$344,694
MassMutual Premier Core Bond Fund, Class I (a)	1,937,387	21,582,491
MassMutual Premier Disciplined Growth Fund, Class R5 (a)	442,871	5,372,027
MassMutual Premier Disciplined Value Fund, Class R5 (a)	359,531	5,446,898
MassMutual Premier Focused International Fund, Class I (a)	45,511	572,528
MassMutual Premier High Yield Fund, Class I (a)	220,838	2,208,376
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,070,537	11,112,174
MassMutual Premier International Equity Fund, Class R5 (a)	90,921	1,406,544
MassMutual Premier Money Market Fund, Class R5 (a)	219,957	219,957
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,061,135	11,067,641
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	150,766	1,759,436
MassMutual Select Blue Chip Growth Fund, Class R5 (a)	63,869	1,069,799
MassMutual Select Diversified International Fund, Class R5 (a)	183,533	1,385,676
MassMutual Select Diversified Value Fund, Class R5 (a)	88,055	1,223,078
MassMutual Select Focused Value Fund, Class I (a)	108,957	2,523,444
MassMutual Select Fundamental Growth Fund, Class R5 (a)	129,810	1,093,002
MassMutual Select Fundamental Value Fund, Class I (a)	87,321	1,208,524
MassMutual Select Growth Opportunities Fund, Class I (a)	80,485	922,356
MassMutual Select Large Cap Value Fund, Class R5 (a)	91,873	885,655
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	74,916	1,425,660
MassMutual Select Mid-Cap Value Fund, Class I (a)	120,047	1,803,104
MassMutual Select Overseas Fund, Class I (a)	455,417	4,089,645
MassMutual Select PIMCO Total Return Fund, Class I (a)	468,109	4,793,436
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	21,215	407,970
MassMutual Select Small Cap Value Equity Fund, Class R5 (a)	82,225	1,240,782

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class R5 (a)	32,512	$413,231
MassMutual Select Small Company Value Fund, Class I (a)	17,171	287,955
MassMutual Select Strategic Bond Fund, Class R5 (a)	319,166	3,220,390
MM MSCI EAFE International Index Fund, Class I (a)	306,067	4,159,447
MM Russell 2000 Small Cap Index Fund, Class I (a)	103,956	1,386,778
MM S&P Mid Cap Index Fund, Class I (a)	169,796	2,180,175
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	832,010	2,662,431
Oppenheimer Developing Markets Fund, Class I (a)	42,024	1,552,366
Oppenheimer Global Real Estate Fund, Class I (a)	137,908	1,410,801
Oppenheimer International Bond Fund, Class I (a)	481,131	2,930,089
Oppenheimer Real Estate Fund, Class I (a)	56,557	1,440,505

		106,809,065

TOTAL MUTUAL FUNDS (Cost $102,207,450)		106,809,065

TOTAL LONG-TERM INVESTMENTS (Cost $102,207,450)		106,809,065

TOTAL INVESTMENTS — 100.1% (Cost $102,207,450) (c)		106,809,065

Other Assets/(Liabilities) — (0.1)%		(91,565)

NET ASSETS — 100.0%		$106,717,500

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2015 Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
Babson Global Floating Rate Fund, Class Y (a)	7,126	$72,896
MassMutual Premier Core Bond Fund, Class I (a)	352,376	3,925,467
MassMutual Premier Disciplined Growth Fund, Class R5 (a)	114,200	1,385,247
MassMutual Premier Disciplined Value Fund, Class R5 (a)	92,725	1,404,784
MassMutual Premier Focused International Fund, Class I (a)	12,569	158,113
MassMutual Premier High Yield Fund, Class I (a)	50,347	503,472
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	196,045	2,034,945
MassMutual Premier International Equity Fund, Class R5 (a)	25,042	387,393
MassMutual Premier Money Market Fund, Class R5 (a)	28,260	28,260
MassMutual Premier Short-Duration Bond Fund, Class I (a)	192,455	2,007,308
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	38,233	446,174
MassMutual Select Blue Chip Growth Fund, Class R5 (a)	20,828	348,862
MassMutual Select Diversified International Fund, Class R5 (a)	50,623	382,206
MassMutual Select Diversified Value Fund, Class R5 (a)	28,350	393,785
MassMutual Select Focused Value Fund, Class I (a)	25,659	594,257
MassMutual Select Fundamental Growth Fund, Class R5 (a)	42,324	356,365
MassMutual Select Fundamental Value Fund, Class I (a)	28,542	395,024
MassMutual Select Growth Opportunities Fund, Class I (a)	26,252	300,848
MassMutual Select Large Cap Value Fund, Class R5 (a)	29,494	284,326
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	20,512	390,347
MassMutual Select Mid-Cap Value Fund, Class I (a)	32,823	493,006
MassMutual Select Overseas Fund, Class I (a)	125,568	1,127,602
MassMutual Select PIMCO Total Return Fund, Class I (a)	84,623	866,539
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	6,212	119,450
MassMutual Select Small Cap Value Equity Fund, Class R5 (a)	22,245	335,671

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class R5 (a)	9,074	$115,335
MassMutual Select Small Company Value Fund, Class I (a)	4,669	78,298
MassMutual Select Strategic Bond Fund, Class R5 (a)	58,374	588,993
MM MSCI EAFE International Index Fund, Class I (a)	84,404	1,147,045
MM Russell 2000 Small Cap Index Fund, Class I (a)	28,545	380,797
MM S&P Mid Cap Index Fund, Class I (a)	46,421	596,051
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	204,785	655,313
Oppenheimer Developing Markets Fund, Class I (a)	10,881	401,944
Oppenheimer Global Real Estate Fund, Class I (a)	33,982	347,635
Oppenheimer International Bond Fund, Class I (a)	97,899	596,205
Oppenheimer Real Estate Fund, Class I (a)	13,924	354,651

		24,004,614

TOTAL MUTUAL FUNDS (Cost $23,599,004)		24,004,614

TOTAL LONG-TERM INVESTMENTS (Cost $23,599,004)		24,004,614

TOTAL INVESTMENTS — 100.1% (Cost $23,599,004) (c)		24,004,614

Other Assets/(Liabilities) — (0.1)%		(22,831)

NET ASSETS — 100.0%		$23,981,783

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2020 Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
Babson Global Floating Rate Fund, Class Y (a)	191,365	$1,957,660
MassMutual Premier Core Bond Fund, Class I (a)	4,388,492	48,887,800
MassMutual Premier Disciplined Growth Fund, Class R5 (a)	2,536,766	30,770,974
MassMutual Premier Disciplined Value Fund, Class R5 (a)	2,059,913	31,207,675
MassMutual Premier Focused International Fund, Class I (a)	298,804	3,758,956
MassMutual Premier High Yield Fund, Class I (a)	1,296,843	12,968,426
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	2,701,795	28,044,627
MassMutual Premier International Equity Fund, Class R5 (a)	596,237	9,223,781
MassMutual Premier Money Market Fund, Class R5 (a)	217,059	217,059
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,818,161	29,393,422
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	913,152	10,656,484
MassMutual Select Blue Chip Growth Fund, Class R5 (a)	673,325	11,278,196
MassMutual Select Diversified International Fund, Class R5 (a)	1,204,200	9,091,709
MassMutual Select Diversified Value Fund, Class R5 (a)	912,431	12,673,663
MassMutual Select Focused Value Fund, Class I (a)	502,628	11,640,872
MassMutual Select Fundamental Growth Fund, Class R5 (a)	1,368,495	11,522,731
MassMutual Select Fundamental Value Fund, Class I (a)	919,926	12,731,779
MassMutual Select Growth Opportunities Fund, Class I (a)	848,898	9,728,376
MassMutual Select Large Cap Value Fund, Class R5 (a)	947,572	9,134,592
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	445,049	8,469,280
MassMutual Select Mid-Cap Value Fund, Class I (a)	712,950	10,708,516
MassMutual Select Overseas Fund, Class I (a)	2,987,856	26,830,950
MassMutual Select PIMCO Total Return Fund, Class I (a)	1,057,898	10,832,874
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	139,735	2,687,098
MassMutual Select Small Cap Value Equity Fund, Class R5 (a)	522,573	7,885,630

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class R5 (a)	209,458	$2,662,209
MassMutual Select Small Company Value Fund, Class I (a)	109,376	1,834,235
MassMutual Select Strategic Bond Fund, Class R5 (a)	725,192	7,317,192
MM MSCI EAFE International Index Fund, Class I (a)	2,008,262	27,292,283
MM Russell 2000 Small Cap Index Fund, Class I (a)	664,976	8,870,773
MM S&P Mid Cap Index Fund, Class I (a)	1,008,304	12,946,623
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	4,894,207	15,661,464
Oppenheimer Developing Markets Fund, Class I (a)	257,005	9,493,772
Oppenheimer Global Real Estate Fund, Class I (a)	804,402	8,229,029
Oppenheimer International Bond Fund, Class I (a)	1,751,603	10,667,261
Oppenheimer Real Estate Fund, Class I (a)	329,883	8,402,108

		475,680,079

TOTAL MUTUAL FUNDS (Cost $432,922,888)		475,680,079

TOTAL LONG-TERM INVESTMENTS (Cost $432,922,888)		475,680,079

TOTAL INVESTMENTS — 100.1% (Cost $432,922,888) (c)		475,680,079

Other Assets/(Liabilities) — (0.1)%		(305,844)

NET ASSETS — 100.0%		$475,374,235

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2025 Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
Babson Global Floating Rate Fund, Class Y (a)	18,653	$190,821
MassMutual Premier Core Bond Fund, Class I (a)	192,063	2,139,579
MassMutual Premier Disciplined Growth Fund, Class R5 (a)	187,105	2,269,579
MassMutual Premier Disciplined Value Fund, Class R5 (a)	151,904	2,301,343
MassMutual Premier Focused International Fund, Class I (a)	24,992	314,400
MassMutual Premier High Yield Fund, Class I (a)	129,842	1,298,417
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	126,657	1,314,696
MassMutual Premier International Equity Fund, Class R5 (a)	49,825	770,787
MassMutual Premier Money Market Fund, Class R5 (a)	4,741	4,741
MassMutual Premier Short-Duration Bond Fund, Class I (a)	131,341	1,369,885
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	72,574	846,942
MassMutual Select Blue Chip Growth Fund, Class R5 (a)	56,859	952,387
MassMutual Select Diversified International Fund, Class R5 (a)	100,685	760,175
MassMutual Select Diversified Value Fund, Class R5 (a)	76,674	1,064,999
MassMutual Select Focused Value Fund, Class I (a)	34,608	801,515
MassMutual Select Fundamental Growth Fund, Class R5 (a)	115,498	972,494
MassMutual Select Fundamental Value Fund, Class I (a)	77,689	1,075,213
MassMutual Select Growth Opportunities Fund, Class I (a)	71,662	821,245
MassMutual Select Large Cap Value Fund, Class R5 (a)	79,542	766,781
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	34,577	657,998
MassMutual Select Mid-Cap Value Fund, Class I (a)	55,351	831,369
MassMutual Select Overseas Fund, Class I (a)	249,737	2,242,641
MassMutual Select PIMCO Total Return Fund, Class I (a)	46,148	472,559
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	12,583	241,962
MassMutual Select Small Cap Value Equity Fund, Class R5 (a)	45,656	688,951

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class R5 (a)	18,518	$235,364
MassMutual Select Small Company Value Fund, Class I (a)	9,571	160,510
MassMutual Select Strategic Bond Fund, Class R5 (a)	31,757	320,432
MM MSCI EAFE International Index Fund, Class I (a)	167,884	2,281,547
MM Russell 2000 Small Cap Index Fund, Class I (a)	58,434	779,511
MM S&P Mid Cap Index Fund, Class I (a)	78,292	1,005,265
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	376,961	1,206,276
Oppenheimer Developing Markets Fund, Class I (a)	20,580	760,222
Oppenheimer Global Real Estate Fund, Class I (a)	61,087	624,921
Oppenheimer International Bond Fund, Class I (a)	123,721	753,464
Oppenheimer Real Estate Fund, Class I (a)	25,039	637,754

		33,936,745

TOTAL MUTUAL FUNDS (Cost $32,955,651)		33,936,745

TOTAL LONG-TERM INVESTMENTS (Cost $32,955,651)		33,936,745

TOTAL INVESTMENTS — 100.1% (Cost $32,955,651) (c)		33,936,745

Other Assets/(Liabilities) — (0.1)%		(27,118)

NET ASSETS — 100.0%		$33,909,627

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2030 Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
Babson Global Floating Rate Fund, Class Y (a)	230,749	$2,360,560
MassMutual Premier Core Bond Fund, Class I (a)	1,647,461	18,352,710
MassMutual Premier Disciplined Growth Fund, Class R5 (a)	2,372,510	28,778,549
MassMutual Premier Disciplined Value Fund, Class R5 (a)	1,926,786	29,190,801
MassMutual Premier Focused International Fund, Class I (a)	353,944	4,452,620
MassMutual Premier High Yield Fund, Class I (a)	1,579,109	15,791,090
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,075,656	11,165,305
MassMutual Premier International Equity Fund, Class R5 (a)	706,045	10,922,516
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,174,926	12,254,476
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	998,026	11,646,961
MassMutual Select Blue Chip Growth Fund, Class R5 (a)	831,211	13,922,785
MassMutual Select Diversified International Fund, Class R5 (a)	1,426,291	10,768,496
MassMutual Select Diversified Value Fund, Class R5 (a)	1,121,057	15,571,487
MassMutual Select Focused Value Fund, Class I (a)	422,854	9,793,297
MassMutual Select Fundamental Growth Fund, Class R5 (a)	1,689,488	14,225,492
MassMutual Select Fundamental Value Fund, Class I (a)	1,135,628	15,717,087
MassMutual Select Growth Opportunities Fund, Class I (a)	1,048,025	12,010,372
MassMutual Select Large Cap Value Fund, Class R5 (a)	1,162,726	11,208,680
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	468,257	8,910,931
MassMutual Select Mid-Cap Value Fund, Class I (a)	750,104	11,266,558
MassMutual Select Overseas Fund, Class I (a)	3,538,670	31,777,261
MassMutual Select PIMCO Total Return Fund, Class I (a)	396,556	4,060,730
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	180,839	3,477,541
MassMutual Select Small Cap Value Equity Fund, Class R5 (a)	669,384	10,101,004

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class R5 (a)	269,340	$3,423,311
MassMutual Select Small Company Value Fund, Class I (a)	140,193	2,351,044
MassMutual Select Strategic Bond Fund, Class R5 (a)	272,302	2,747,530
MM MSCI EAFE International Index Fund, Class I (a)	2,378,643	32,325,756
MM Russell 2000 Small Cap Index Fund, Class I (a)	853,429	11,384,738
MM S&P Mid Cap Index Fund, Class I (a)	1,060,801	13,620,685
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	5,012,731	16,040,740
Oppenheimer Developing Markets Fund, Class I (a)	281,655	10,404,331
Oppenheimer Global Real Estate Fund, Class I (a)	812,006	8,306,823
Oppenheimer International Bond Fund, Class I (a)	1,390,656	8,469,093
Oppenheimer Real Estate Fund, Class I (a)	333,013	8,481,841

		435,283,201

TOTAL MUTUAL FUNDS (Cost $386,277,111)		435,283,201

TOTAL LONG-TERM INVESTMENTS (Cost $386,277,111)		435,283,201

TOTAL INVESTMENTS — 100.1% (Cost $386,277,111) (c)		435,283,201

Other Assets/(Liabilities) — (0.1)%		(264,736)

NET ASSETS — 100.0%		$435,018,465

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2035 Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
Babson Global Floating Rate Fund, Class Y (a)	10,565	$108,081
MassMutual Premier Core Bond Fund, Class I (a)	91,122	1,015,098
MassMutual Premier Disciplined Growth Fund, Class R5 (a)	145,229	1,761,632
MassMutual Premier Disciplined Value Fund, Class R5 (a)	117,904	1,786,250
MassMutual Premier Focused International Fund, Class I (a)	23,484	295,426
MassMutual Premier High Yield Fund, Class I (a)	75,594	755,939
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	49,437	513,160
MassMutual Premier International Equity Fund, Class R5 (a)	46,782	723,716
MassMutual Premier Short-Duration Bond Fund, Class I (a)	64,351	671,180
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	66,917	780,926
MassMutual Select Blue Chip Growth Fund, Class R5 (a)	59,182	991,294
MassMutual Select Diversified International Fund, Class R5 (a)	94,557	713,906
MassMutual Select Diversified Value Fund, Class R5 (a)	79,356	1,102,248
MassMutual Select Focused Value Fund, Class I (a)	27,796	643,746
MassMutual Select Fundamental Growth Fund, Class R5 (a)	120,202	1,012,101
MassMutual Select Fundamental Value Fund, Class I (a)	80,899	1,119,638
MassMutual Select Growth Opportunities Fund, Class I (a)	74,605	854,971
MassMutual Select Large Cap Value Fund, Class R5 (a)	82,212	792,527
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	31,317	595,969
MassMutual Select Mid-Cap Value Fund, Class I (a)	50,100	752,507
MassMutual Select Overseas Fund, Class I (a)	234,509	2,105,888
MassMutual Select PIMCO Total Return Fund, Class I (a)	21,796	223,191
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	12,755	245,277
MassMutual Select Small Cap Value Equity Fund, Class R5 (a)	45,073	680,156
MassMutual Select Small Company Growth Fund, Class R5 (a)	18,467	234,713

	Number of Shares	Value
MassMutual Select Small Company Value Fund, Class I (a)	9,470	$158,818
MassMutual Select Strategic Bond Fund, Class R5 (a)	15,064	151,996
MM MSCI EAFE International Index Fund, Class I (a)	157,686	2,142,953
MM Russell 2000 Small Cap Index Fund, Class I (a)	57,983	773,491
MM S&P Mid Cap Index Fund, Class I (a)	70,880	910,096
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	318,085	1,017,872
Oppenheimer Developing Markets Fund, Class I (a)	19,099	705,506
Oppenheimer Global Real Estate Fund, Class I (a)	52,410	536,156
Oppenheimer International Bond Fund, Class I (a)	75,661	460,777
Oppenheimer Real Estate Fund, Class I (a)	21,482	547,139

		27,884,344

TOTAL MUTUAL FUNDS (Cost $26,816,771)		27,884,344

TOTAL LONG-TERM INVESTMENTS (Cost $26,816,771)		27,884,344

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Time Deposits — 0.0%
Euro Time Deposit, 0.010%, due 4/01/14	$6	6

TOTAL SHORT-TERM INVESTMENTS (Cost $6)		6

TOTAL INVESTMENTS — 100.1% (Cost $26,816,777) (c)		27,884,350

Other Assets/(Liabilities) — (0.1)%		(24,249)

NET ASSETS — 100.0%		$27,860,101

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2040 Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
Babson Global Floating Rate Fund, Class Y (a)	94,203	$963,692
MassMutual Premier Core Bond Fund, Class I (a)	910,405	10,141,912
MassMutual Premier Disciplined Growth Fund, Class R5 (a)	1,369,304	16,609,656
MassMutual Premier Disciplined Value Fund, Class R5 (a)	1,111,998	16,846,767
MassMutual Premier Focused International Fund, Class I (a)	241,896	3,043,052
MassMutual Premier High Yield Fund, Class I (a)	649,740	6,497,398
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	404,166	4,195,241
MassMutual Premier International Equity Fund, Class R5 (a)	482,331	7,461,657
MassMutual Premier Short-Duration Bond Fund, Class I (a)	616,328	6,428,296
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	695,624	8,117,937
MassMutual Select Blue Chip Growth Fund, Class R5 (a)	651,623	10,914,686
MassMutual Select Diversified International Fund, Class R5 (a)	974,554	7,357,879
MassMutual Select Diversified Value Fund, Class R5 (a)	875,158	12,155,948
MassMutual Select Focused Value Fund, Class I (a)	281,386	6,516,894
MassMutual Select Fundamental Growth Fund, Class R5 (a)	1,324,311	11,150,702
MassMutual Select Fundamental Value Fund, Class I (a)	889,835	12,315,316
MassMutual Select Growth Opportunities Fund, Class I (a)	821,697	9,416,643
MassMutual Select Large Cap Value Fund, Class R5 (a)	906,722	8,740,801
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	324,651	6,178,115
MassMutual Select Mid-Cap Value Fund, Class I (a)	519,959	7,809,787
MassMutual Select Overseas Fund, Class I (a)	2,417,718	21,711,110
MassMutual Select PIMCO Total Return Fund, Class I (a)	218,986	2,242,422
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	128,982	2,480,323
MassMutual Select Small Cap Value Equity Fund, Class R5 (a)	473,681	7,147,849
MassMutual Select Small Company Growth Fund, Class R5 (a)	191,210	2,430,284

	Number of Shares	Value
MassMutual Select Small Company Value Fund, Class I (a)	99,246	$1,664,355
MassMutual Select Strategic Bond Fund, Class R5 (a)	150,527	1,518,820
MM MSCI EAFE International Index Fund, Class I (a)	1,625,162	22,085,947
MM Russell 2000 Small Cap Index Fund, Class I (a)	604,815	8,068,228
MM S&P Mid Cap Index Fund, Class I (a)	735,283	9,441,033
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	3,188,443	10,203,019
Oppenheimer Developing Markets Fund, Class I (a)	196,677	7,265,246
Oppenheimer Global Real Estate Fund, Class I (a)	530,846	5,430,557
Oppenheimer International Bond Fund, Class I (a)	730,184	4,446,822
Oppenheimer Real Estate Fund, Class I (a)	217,686	5,544,470

		284,542,864

TOTAL MUTUAL FUNDS (Cost $251,529,323)		284,542,864

TOTAL LONG-TERM INVESTMENTS (Cost $251,529,323)		284,542,864

TOTAL INVESTMENTS — 100.1% (Cost $251,529,323) (c)		284,542,864

Other Assets/(Liabilities) — (0.1)%		(173,023)

NET ASSETS — 100.0%		$284,369,841

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2045 Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
Babson Global Floating Rate Fund, Class Y (a)	2,044	$20,913
MassMutual Premier Core Bond Fund, Class I (a)	23,947	266,767
MassMutual Premier Disciplined Growth Fund, Class R5 (a)	71,549	867,885
MassMutual Premier Disciplined Value Fund, Class R5 (a)	58,105	880,286
MassMutual Premier Focused International Fund, Class I (a)	13,478	169,558
MassMutual Premier High Yield Fund, Class I (a)	15,613	156,131
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	9,350	97,051
MassMutual Premier International Equity Fund, Class R5 (a)	26,780	414,287
MassMutual Premier Short-Duration Bond Fund, Class I (a)	19,488	203,255
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	38,973	454,817
MassMutual Select Blue Chip Growth Fund, Class R5 (a)	37,733	632,031
MassMutual Select Diversified International Fund, Class R5 (a)	54,183	409,079
MassMutual Select Diversified Value Fund, Class R5 (a)	50,300	698,667
MassMutual Select Focused Value Fund, Class I (a)	15,663	362,760
MassMutual Select Fundamental Growth Fund, Class R5 (a)	76,630	645,227
MassMutual Select Fundamental Value Fund, Class I (a)	51,723	715,850
MassMutual Select Growth Opportunities Fund, Class I (a)	47,546	544,878
MassMutual Select Large Cap Value Fund, Class R5 (a)	52,041	501,673
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	18,152	345,427
MassMutual Select Mid-Cap Value Fund, Class I (a)	29,035	436,113
MassMutual Select Overseas Fund, Class I (a)	134,371	1,206,653
MassMutual Select PIMCO Total Return Fund, Class I (a)	5,663	57,993
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	7,897	151,854
MassMutual Select Small Cap Value Equity Fund, Class R5 (a)	26,455	399,198
MassMutual Select Small Company Growth Fund, Class R5 (a)	11,080	140,821

	Number of Shares	Value
MassMutual Select Small Company Value Fund, Class I (a)	5,578	$93,542
MassMutual Select Strategic Bond Fund, Class R5 (a)	3,951	39,869
MM MSCI EAFE International Index Fund, Class I (a)	90,342	1,227,743
MM Russell 2000 Small Cap Index Fund, Class I (a)	34,401	458,911
MM S&P Mid Cap Index Fund, Class I (a)	41,067	527,302
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	169,246	541,588
Oppenheimer Developing Markets Fund, Class I (a)	11,284	416,849
Oppenheimer Global Real Estate Fund, Class I (a)	28,728	293,883
Oppenheimer International Bond Fund, Class I (a)	19,419	118,259
Oppenheimer Real Estate Fund, Class I (a)	11,765	299,667

		14,796,787

TOTAL MUTUAL FUNDS (Cost $14,069,424)		14,796,787

TOTAL LONG-TERM INVESTMENTS (Cost $14,069,424)		14,796,787

TOTAL INVESTMENTS — 100.1% (Cost $14,069,424) (c)		14,796,787

Other Assets/(Liabilities) — (0.1)%		(18,517)

NET ASSETS — 100.0%		$14,778,270

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2050 Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
Babson Global Floating Rate Fund, Class Y (a)	10,734	$109,805
MassMutual Premier Core Bond Fund, Class I (a)	117,405	1,307,893
MassMutual Premier Disciplined Growth Fund, Class R5 (a)	435,358	5,280,896
MassMutual Premier Disciplined Value Fund, Class R5 (a)	353,617	5,357,299
MassMutual Premier Focused International Fund, Class I (a)	81,889	1,030,166
MassMutual Premier High Yield Fund, Class I (a)	76,061	760,615
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	45,626	473,599
MassMutual Premier International Equity Fund, Class R5 (a)	163,147	2,523,884
MassMutual Premier Short-Duration Bond Fund, Class I (a)	104,923	1,094,345
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	237,054	2,766,426
MassMutual Select Blue Chip Growth Fund, Class R5 (a)	229,695	3,847,393
MassMutual Select Diversified International Fund, Class R5 (a)	329,832	2,490,230
MassMutual Select Diversified Value Fund, Class R5 (a)	307,785	4,275,139
MassMutual Select Focused Value Fund, Class I (a)	94,625	2,191,522
MassMutual Select Fundamental Growth Fund, Class R5 (a)	466,823	3,930,653
MassMutual Select Fundamental Value Fund, Class I (a)	314,096	4,347,083
MassMutual Select Growth Opportunities Fund, Class I (a)	289,629	3,319,145
MassMutual Select Large Cap Value Fund, Class R5 (a)	318,694	3,072,210
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	110,380	2,100,533
MassMutual Select Mid-Cap Value Fund, Class I (a)	176,769	2,655,069
MassMutual Select Overseas Fund, Class I (a)	818,065	7,346,225
MassMutual Select PIMCO Total Return Fund, Class I (a)	28,072	287,460
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	45,189	868,983
MassMutual Select Small Cap Value Equity Fund, Class R5 (a)	161,830	2,442,016
MassMutual Select Small Company Growth Fund, Class R5 (a)	65,971	838,492

	Number of Shares	Value
MassMutual Select Small Company Value Fund, Class I (a)	33,971	$569,695
MassMutual Select Strategic Bond Fund, Class R5 (a)	19,376	195,505
MM MSCI EAFE International Index Fund, Class I (a)	549,949	7,473,803
MM Russell 2000 Small Cap Index Fund, Class I (a)	207,618	2,769,623
MM S&P Mid Cap Index Fund, Class I (a)	249,979	3,209,727
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,041,261	3,332,036
Oppenheimer Developing Markets Fund, Class I (a)	67,462	2,492,043
Oppenheimer Global Real Estate Fund, Class I (a)	176,195	1,802,470
Oppenheimer International Bond Fund, Class I (a)	93,346	568,477
Oppenheimer Real Estate Fund, Class I (a)	72,230	1,839,689

		88,970,149

TOTAL MUTUAL FUNDS (Cost $80,972,951)		88,970,149

TOTAL LONG-TERM INVESTMENTS (Cost $80,972,951)		88,970,149

TOTAL INVESTMENTS — 100.1% (Cost $80,972,951) (c)		88,970,149

Other Assets/(Liabilities) — (0.1)%		(48,560)

NET ASSETS — 100.0%		$88,921,589

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2055 Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.7%
Diversified Financial — 100.7%
Babson Global Floating Rate Fund, Class Y (a)	157	$1,609
MassMutual Premier Core Bond Fund, Class I (a)	2,132	23,755
MassMutual Premier Disciplined Growth Fund, Class R5 (a)	7,992	96,938
MassMutual Premier Disciplined Value Fund, Class R5 (a)	6,467	97,977
MassMutual Premier Focused International Fund, Class I (a)	1,516	19,072
MassMutual Premier High Yield Fund, Class I (a)	1,408	14,078
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	854	8,868
MassMutual Premier International Equity Fund, Class R5 (a)	2,983	46,147
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,848	19,271
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	4,348	50,745
MassMutual Select Blue Chip Growth Fund, Class R5 (a)	4,233	70,895
MassMutual Select Diversified International Fund, Class R5 (a)	6,064	45,784
MassMutual Select Diversified Value Fund, Class R5 (a)	5,532	76,838
MassMutual Select Focused Value Fund, Class I (a)	1,773	41,065
MassMutual Select Fundamental Growth Fund, Class R5 (a)	8,550	71,992
MassMutual Select Fundamental Value Fund, Class I (a)	5,788	80,104
MassMutual Select Growth Opportunities Fund, Class I (a)	5,324	61,017
MassMutual Select Large Cap Value Fund, Class R5 (a)	5,728	55,222
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	2,037	38,766
MassMutual Select Mid-Cap Value Fund, Class I (a)	3,237	48,622
MassMutual Select Overseas Fund, Class I (a)	15,004	134,739
MassMutual Select PIMCO Total Return Fund, Class I (a)	496	5,083
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	999	19,209
MassMutual Select Small Cap Value Equity Fund, Class R5 (a)	2,914	43,975
MassMutual Select Small Company Growth Fund, Class R5 (a)	1,302	16,548

	Number of Shares	Value
MassMutual Select Small Company Value Fund, Class I (a)	622	$10,438
MassMutual Select Strategic Bond Fund, Class R5 (a)	351	3,539
MM MSCI EAFE International Index Fund, Class I (a)	10,094	137,174
MM Russell 2000 Small Cap Index Fund, Class I (a)	3,908	52,133
MM S&P Mid Cap Index Fund, Class I (a)	4,583	58,844
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	18,307	58,583
Oppenheimer Developing Markets Fund, Class I (a)	1,305	48,191
Oppenheimer Global Real Estate Fund, Class I (a)	3,159	32,312
Oppenheimer International Bond Fund, Class I (a)	1,816	11,058
Oppenheimer Real Estate Fund, Class I (a)	1,286	32,742

		1,633,333

TOTAL MUTUAL FUNDS (Cost $1,603,743)		1,633,333

TOTAL LONG-TERM INVESTMENTS (Cost $1,603,743)		1,633,333

TOTAL INVESTMENTS — 100.7% (Cost $1,603,743) (c)		1,633,333

Other Assets/(Liabilities) — (0.7)%		(12,013)

NET ASSETS — 100.0%		$1,621,320

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select PIMCO Total Return Fund (“PIMCO Total Return Fund”)

MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select BlackRock Global Allocation Fund (“BlackRock Global Allocation Fund”)

MassMutual Select Diversified Value Fund (“Diversified Value Fund”)

MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)

MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Select Focused Value Fund (“Focused Value Fund”)

MassMutual Select Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)

MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Select Small Company Value Fund (“Small Company Value Fund”)

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Select Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”)

MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MassMutual Select Small Company Growth Fund (“Small Company Growth Fund”)

MassMutual Select Diversified International Fund (“Diversified International Fund”)

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Select Overseas Fund (“Overseas Fund”)

MassMutual RetireSMARTSM Conservative Fund (“RetireSMART Conservative Fund”)

MassMutual RetireSMARTSM Moderate Fund (“RetireSMART Moderate Fund”)

MassMutual RetireSMARTSM Moderate Growth Fund (“RetireSMART Moderate Growth Fund”)

MassMutual RetireSMARTSM Growth Fund (“RetireSMART Growth Fund”)

MassMutual RetireSMARTSM In Retirement Fund (“RetireSMART In Retirement Fund”)

MassMutual RetireSMARTSM 2010 Fund (“RetireSMART 2010 Fund”)

MassMutual RetireSMARTSM 2015 Fund (“RetireSMART 2015 Fund”)

MassMutual RetireSMARTSM 2020 Fund (“RetireSMART 2020 Fund”)

MassMutual RetireSMARTSM 2025 Fund (“RetireSMART 2025 Fund”)

MassMutual RetireSMARTSM 2030 Fund (“RetireSMART 2030 Fund”)

MassMutual RetireSMARTSM 2035 Fund (“RetireSMART 2035 Fund”)

MassMutual RetireSMARTSM 2040 Fund (“RetireSMART 2040 Fund”)

MassMutual RetireSMARTSM 2045 Fund (“RetireSMART 2045 Fund”)

MassMutual RetireSMARTSM 2050 Fund (“RetireSMART 2050 Fund”)

MassMutual RetireSMARTSM 2055 Fund (“RetireSMART 2055 Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

Notes to Portfolio of Investments (Unaudited) (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying portfolio of investments for the BlackRock Global Allocation Fund includes the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the BlackRock Global Allocation Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the BlackRock Global Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The BlackRock Global Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of March 31, 2014, the BlackRock Global Allocation Fund’s net assets were approximately $659,458,889, of which approximately $9,022,153, or approximately 1.4%, represented the Fund’s ownership of the shares of the Subsidiary.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans,

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Diversified Value Fund, Focused Value Fund, Fundamental Growth Fund, Growth Opportunities Fund, Mid-Cap Value Fund, Small Company Value Fund, Small Company Growth Fund, and RetireSMART 2035 Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2014. The RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, RetireSMART Growth Fund, RetireSMART In Retirement Fund, RetireSMART 2010 Fund, RetireSMART 2015 Fund, RetireSMART 2020 Fund, RetireSMART 2025 Fund, RetireSMART 2030 Fund, RetireSMART 2040 Fund, RetireSMART 2045 Fund, RetireSMART 2050 Fund, and RetireSMART 2055 Fund characterized all investments as Level 1, as of March 31, 2014. The PIMCO Total Return Fund characterized all forward sale commitments at Level 2, as of March 31, 2014. The BlackRock Global Allocation Fund characterized all securities sold short at Level 1, as of March 31, 2014. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2014, for the remaining Funds’ investments and the PIMCO Total Return Fund’s and BlackRock Global Allocation Fund’s other investments:

	Level 1	Level 2	Level 3	Total
PIMCO Total Return Fund
Asset Investments
Corporate Debt	$-	$402,179,327	$-	$402,179,327
Municipal Obligations	-	47,756,891	-	47,756,891
Non-U.S. Government Agency Obligations	-	166,281,736	-	166,281,736
Sovereign Debt Obligations	-	169,793,067	-	169,793,067
U.S. Government Agency Obligations and Instrumentalities	-	495,680,177	-	495,680,177
U.S. Treasury Obligations	-	539,745,160	-	539,745,160
Short-Term Investments	-	95,594,694	-	95,594,694

Total Investments	$-	$1,917,031,052	$-	$1,917,031,052

Asset Derivatives
Forward Contracts	$-	$696,895	$-	$696,895
Futures Contracts	60,451	-	-	60,451
Swap Agreements	-	21,144,365	-	21,144,365

Total	$60,451	$21,841,260	$-	$21,901,711

Liability Derivatives
Forward Contracts	$-	$(329,415)	$-	$(329,415)
Futures Contracts	(3,390,252)	-	-	(3,390,252)
Swap Agreements	-	(1,187,229)	-	(1,187,229)
Written Options	(30,906)	(1,205,099)	-	(1,236,005)

Total	$(3,421,158)	$(2,721,743)	$-	$(6,142,901)

Strategic Bond Fund
Asset Investments
Preferred Stock	$167,827	$-	$-	$167,827
Bank Loans	-	5,647,626	-	5,647,626
Corporate Debt	-	63,789,408	-	63,789,408
Municipal Obligations	-	419,306	-	419,306
Non-U.S. Government Agency Obligations	-	21,717,514	-	21,717,514
Sovereign Debt Obligations	-	14,642,027	-	14,642,027
U.S. Government Agency Obligations and Instrumentalities	-	46,415,060	-	46,415,060
U.S. Treasury Obligations	-	15,979,604	-	15,979,604
Purchased Options	3,525	-	-	3,525
Short-Term Investments	-	20,450,069	-	20,450,069

Total Investments	$171,352	$189,060,614	$-	$189,231,966

Asset Derivatives
Forward Contracts	$-	$23,968	$-	$23,968
Futures Contracts	88,947	-	-	88,947

Total	$88,947	$23,968	$-	$112,915

Liability Derivatives
Forward Contracts	$-	$(64,119)	$-	$(64,119)
Futures Contracts	(77,274)	-	-	(77,274)

Total	$(77,274)	$(64,119)	$-	$(141,393)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
BlackRock Global Allocation Fund
Asset Investments
Common Stock	$238,814,231	$179,185,509	$8,940,595	$426,940,335
Preferred Stock	5,972,498	4,214,276	662,043	10,848,817
Bank Loans	-	7,938,239	-	7,938,239
Corporate Debt	-	44,569,865	2,834,416	47,404,281
Sovereign Debt Obligations	-	39,059,744	-	39,059,744
U.S. Treasury Obligations	-	34,154,640	-	34,154,640
Mutual Funds	10,026,075	-	-	10,026,075
Purchased Options	313,554	5,054,942	-	5,368,496
Warrants	-	-	204,651	204,651
Rights	17,053	-	-	17,053
Short-Term Investments	-	81,051,015	-	81,051,015

Total Investments	$255,143,411	$395,228,230	$12,641,705	$663,013,346

Asset Derivatives
Forward Contracts	$-	$287,528	$-	$287,528
Futures Contracts	76,326	-	-	76,326
Swap Agreements	-	40,091	-	40,091

Total	$76,326	$327,619	$-	$403,945

Liability Derivatives
Forward Contracts	$-	$(260,003)	$-	$(260,003)
Futures Contracts	(972,161)	-	-	(972,161)
Swap Agreements	-	(242,869)	-	(242,869)
Written Options	(301,445)	(1,577,629)	-	(1,879,074)

Total	$(1,273,606)	$(2,080,501)	$-	$(3,354,107)

Fundamental Value Fund
Asset Investments
Common Stock	$1,385,634,876	$21,216,299 *	$-	$1,406,851,175
Short-Term Investments	-	14,985,123	-	14,985,123

Total Investments	$1,385,634,876	$36,201,422	$-	$1,421,836,298

Large Cap Value Fund
Asset Investments
Common Stock	$426,492,241	$21,257,232 *	$-	$447,749,473
Mutual Funds	21,489,005	-	-	21,489,005
Structured Notes	-	11,456,465	-	11,456,465
Short-Term Investments	-	12,501,978	-	12,501,978

Total Investments	$447,981,246	$45,215,675	$-	$493,196,921

S&P 500 Index Fund
Asset Investments
Common Stock	$3,116,585,259	$-	$-	$3,116,585,259
Short-Term Investments	-	69,355,123	-	69,355,123

Total Investments	$3,116,585,259	$69,355,123	$-	$3,185,940,382

Asset Derivatives
Futures Contracts	$518,966	$-	$-	$518,966

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$1,144,890,758	$20,751,631	*	$-		$1,165,642,389
Mutual Funds	1,604	-		-		1,604
Short-Term Investments	-	4,714,026		-		4,714,026

Total Investments	$1,144,892,362	$25,465,657		$-		$1,170,358,019

Small Cap Value Equity Fund
Asset Investments
Common Stock	$151,610,913	$701,881	*	$-		$152,312,794
Short-Term Investments	-	2,577,742		-		2,577,742

Total Investments	$151,610,913	$3,279,623		$-		$154,890,536

S&P Mid Cap Index Fund
Asset Investments
Common Stock	$149,825,158	$-		$-		$149,825,158
Mutual Funds	6,856,050	-		-		6,856,050
Short-Term Investments	-	3,588,319		-		3,588,319

Total Investments	$156,681,208	$3,588,319		$-		$160,269,527

Asset Derivatives
Futures Contracts	$28,831	$-		$-		$28,831

Russell 2000 Small Cap Index Fund
Asset Investments
Common Stock	$123,049,417	$15,904		$0	†	$123,065,321
Warrants	617	-		0	†	617
Rights	-	-		3,646		3,646
Mutual Funds	15,560,428	-		-		15,560,428
Short-Term Investments	-	5,052,373		-		5,052,373

Total Investments	$138,610,462	$5,068,277		$3,646		$143,682,385

Liability Derivatives
Futures Contracts	$(19,618)	$-		$-		$(19,618)

Mid Cap Growth Equity II Fund
Asset Investments
Common Stock	$1,834,905,053	$-		$5,359,711		$1,840,264,764
Preferred Stock	-	-		4,940,213		4,940,213
Mutual Funds	91,407,535	-		-		91,407,535
Short-Term Investments	-	83,047,191		-		83,047,191

Total Investments	$1,926,312,588	$83,047,191		$10,299,924		$2,019,659,703

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$939,588,923	$2,302,595	*	$869,709		$942,761,227
Preferred Stock	-	-		3,971,862		3,971,862
Mutual Funds	102,180,515	-		-		102,180,515
Short-Term Investments	-	10,663,818		-		10,663,818

Total Investments	$1,041,769,438	$12,966,413		$4,841,571		$1,059,577,422

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Diversified International Fund
Asset Investments
Common Stock	$2,886,770	$155,331,802 *	$-	$158,218,572
Preferred Stock	-	2,045,036	-	2,045,036
Mutual Funds	4,997,761	-	-	4,997,761

Total Investments	$7,884,531	$157,376,838	$-	$165,261,369

Asset Derivatives
Forward Contracts	$-	$723,504	$-	$723,504

Liability Derivatives
Forward Contracts	$-	$(356,520)	$-	$(356,520)

MSCI EAFE International Index Fund
Asset Investments
Common Stock	$64,389	$209,791,545 *	$-	$209,855,934
Preferred Stock	-	1,292,770	-	1,292,770
Rights	39,525	-	4,065	43,590
Mutual Funds	8,788,800	-	-	8,788,800
Short-Term Investments	-	3,846,088	-	3,846,088

Total Investments	$8,892,714	$214,930,403	$4,065	$223,827,182

Asset Derivatives
Forward Contracts	$-	$7,763	$-	$7,763
Futures Contracts	120,162	-	-	120,162

Total	$120,162	$7,763	$-	$127,925

Liability Derivatives
Forward Contracts	$-	$(35,665)	$-	$(35,665)

Overseas Fund
Asset Investments
Common Stock	$43,730,899	$571,092,080 *	$-	$614,822,979
Preferred Stock	-	1,786,200	-	1,786,200
Mutual Funds	12,903,590	-	-	12,903,590
Short-Term Investments	-	11,609,524	-	11,609,524

Total Investments	$56,634,489	$584,487,804	$-	$641,122,293

Asset Derivatives
Forward Contracts	$-	$840,783	$-	$840,783

Liability Derivatives
Forward Contracts	$-	$(521,212)	$-	$(521,212)
Futures Contracts	(6,209)	-	-	(6,209)

Total	$(6,209)	$(521,212)	$-	$(527,421)

†	Represents security at $0 value as of March 31, 2014.
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs
Russell 2000 Small Cap Index Fund	$-	$11,370	$(11,370)	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as inputs were less observable.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/2013		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*		Balance as of 3/31/2014		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/2014
PIMCO Total Return Fund
Corporate Debt†	$3,193,486		$-	$1,190	$(1,676)	$-		$(2,200,000)	$-		$(993,000	)**	$-		$-

BlackRock Global Allocation Fund
Common Stock	$4,556,870		$-	$-	$(1,104,673)	$4,541,595		$(1,211,861)	$2,158,664	****	$-		$8,940,595		$1,771,037
Preferred Stock	629,046		-	-	32,997	-		-	-		-		662,043		32,997
Corporate Debt†	2,304,473		-	-	(161,500)	-		(29,998)	-		-		2,112,975		(161,500)
Corporate Debt	641,831		-	-	13,430	66,180		-	-		-		721,441		13,430
Warrants	59,343		-	-	145,308	-		-	-		-		204,651		145,308

	$8,191,563		$-	$-	$(1,074,438)	$4,607,775		$(1,241,859)	$2,158,664		$-		$12,641,705		$1,801,272

Russell 2000 Small Cap Index Fund
Common Stock	$-	***	$-	$-	$-	$-	††	$-	$-		$-		$-	†††	$-
Warrants	-	***	-	-	-	-		-	-		-		-	†††	-
Rights	-		-	-	3,646	-		-	-		-		3,646		3,645

	$-		$-	$-	$3,646	$-		$-	$-		$-		$3,646		$3,645

Mid Cap Growth Equity II Fund
Common Stock	$296,059		$-	$-	$2,296,453	$2,767,199		$-	$-		$-		$5,359,711		$2,296,453
Preferred Stock	5,447,307		-	-	2,260,104	-		(2,767,198)	-		-		4,940,213		2,414,575

	$5,743,366		$-	$-	$4,556,557	$2,767,199		$(2,767,198)	$-		$-		$10,299,924		$4,711,028

Small Cap Growth Equity Fund
Common Stock	$784,424		$-	$-	$85,285	$-		$-	$-		$-		$869,709		$85,285
Preferred Stock	2,205,935		-	-	827,845	938,082		-	-		-		3,971,862		827,845

	$2,990,359		$-	$-	$913,130	$938,082		$-	$-		$-		$4,841,571		$913,130

MSCI EAFE International Index Fund
Preferred Stock	$4,106		$-	$-	$(97)	$-		$(4,009)	$-		$-		$-		$-
Rights	-		-	-	4,065	-	††	-	-		-		4,065		4,065

	$4,106		$-	$-	$3,968	$-		$(4,009)	$-		$-		$4,065		$4,065

Notes to Portfolio of Investments (Unaudited) (Continued)

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as a result of changes in liquidity.
***	Represents security at $0 value as of December 31, 2013.
****	Transfers occurred between Level 2 and Level 3 as inputs were less observable.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Represents security at $0 value at the time of purchase.
†††	Represents security at $0 value as of March 31, 2014.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at March 31, 2014, the following tables show how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	PIMCO Total Return Fund	Strategic Bond Fund	BlackRock Global Allocation Fund	S&P 500 Index Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	Diversified International Fund	MSCI EAFE International Index Fund	Overseas Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A	A				A		A
Directional Exposures to Currencies	A	A	A					A

Futures Contracts**
Hedging/Risk Management	A	A	A						A
Duration/Credit Quality Management	A	A	M
Substitution for Direct Investment	A	A	A	A	A	A		A	M

Interest Rate Swaps***
Hedging/Risk Management	A		A
Duration Management	A		A
Substitution for Direct Investment	A		A

Total Return Swaps****
Hedging/Risk Management			M
Duration/Credit Quality Management			M
Substitution for Direct Investment			A
Market Access			A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management			A
Duration/Credit Quality Management			M
Substitution for Direct Investment			M

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	PIMCO Total Return Fund	Strategic Bond Fund	BlackRock Global Allocation Fund	S&P 500 Index Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	Diversified International Fund	MSCI EAFE International Index Fund	Overseas Fund

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Income	A
Substitution for Direct Investments	A
Options (Purchased)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A	A
Substitution for Direct Investment		M	A
Directional Investment			A

Options (Written)
Hedging/Risk Management	A		A
Duration/Credit Quality Management	A		A
Income	A		A
Directional Investment	M		A

Rights and Warrants
Hedging/Risk Management			M
Duration/Credit Quality Management			M
Directional Investment			A
Result of a Corporate Action			A			A		A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes any index swaps, if applicable.

At March 31, 2014, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
PIMCO Total Return Fund
Asset Derivatives
Forward Contracts	$-	$-	$696,895	$-	$696,895
Futures Contracts	-	-	-	60,451	60,451
Swap Agreements	1,451,175	-	-	19,693,190	21,144,365

Total Value	$1,451,175	$-	$696,895	$19,753,641	$21,901,711

Liability Derivatives
Forward Contracts	$-	$-	$(329,415)	$-	$(329,415)
Futures Contracts	-	-	-	(3,390,252)	(3,390,252)
Swap Agreements	-	-	-	(1,187,229)	(1,187,229)
Written Options	-	-	-	(1,236,005)	(1,236,005)

Total Value	$-	$-	$(329,415)	$(5,813,486)	$(6,142,901)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
PIMCO Total Return Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$571,154,389	$-	$571,154,389
Futures Contracts	-	-	-	8,561	8,561
Swap Agreements	$107,000,000	$-	$-	$1,030,800,000	$1,137,800,000
Written Options	-	-	-	164,300,086	164,300,086

Strategic Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$23,968	$-	$23,968
Futures Contracts	-	-	7,984	80,963	88,947
Purchased Options	-	-	-	3,525	3,525

Total Value	$-	$-	$31,952	$84,488	$116,440

Liability Derivatives
Forward Contracts	$-	$-	$(64,119)	$-	$(64,119)
Futures Contracts	-	-	-	(77,274)	(77,274)

Total Value	$-	$-	$(64,119)	$(77,274)	$(141,393)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$10,014,027	$-	$10,014,027
Futures Contracts	-	-	5	591	596
Purchased Options	-	-	-	94	94

BlackRock Global Allocation Fund
Asset Derivatives
Forward Contracts	$-	$-	$287,528	$-	$287,528
Futures Contracts	-	76,326	-	-	76,326
Swap Agreements	-	40,091	-	-	40,091
Purchased Options	-	4,763,393	-	605,103	5,368,496
Rights	-	17,053	-	-	17,053
Warrants	-	204,651	-	-	204,651

Total Value	$-	$5,101,514	$287,528	$605,103	$5,994,145

Liability Derivatives
Forward Contracts	$-	$-	$(260,003)	$-	$(260,003)
Futures Contracts	-	(972,161)	-	-	(972,161)
Swap Agreements	(170,696)	(7,929)	-	(64,244)	(242,869)
Written Options	-	(1,680,351)	-	(198,723)	(1,879,074)

Total Value	$(170,696)	$(2,660,441)	$(260,003)	$(262,967)	$(3,354,107)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$69,465,850	$-	$69,465,850
Futures Contracts	-	659	-	-	659
Swap Agreements	$2,293,211	$10,108,400	$-	$17,734,715	$30,136,326
Purchased Options	-	2,456,734	-	623,764,789	626,221,523
Rights	-	72,815	-	-	72,815
Written Options	-	1,369,679	-	38,512,973	39,882,652
Warrants	-	222,000	-	-	222,000

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
S&P 500 Index Fund
Asset Derivatives
Futures Contracts	$-	$518,966	$-	$-	$518,966

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	792	-	-	792

S&P Mid Cap Index Fund
Asset Derivatives
Futures Contracts	$-	$28,831	$-	$-	$28,831

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	26	-	-	26

Russell 2000 Small Cap Index Fund
Asset Derivatives
Warrants	$-	$617	$-	$-	$617
Rights	-	3,646	-	-	3,646

Total Value	$-	$4,263	$-	$-	$4,263

Liability Derivatives
Futures Contracts	$-	$(19,618)	$-	$-	$(19,618)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	23	-	-	23
Warrants	-	1,597	-	-	1,597
Rights	-	89	-	-	89

Diversified International Fund
Asset Derivatives
Forward Contracts	$-	$-	$723,504	$-	$723,504

Liability Derivatives
Forward Contracts	$-	$-	$(356,520)	$-	$(356,520)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$86,561,690	$-	$86,561,690

MSCI EAFE International Index Fund
Asset Derivatives
Forward Contracts	$-	$-	$7,763	$-	$7,763
Futures Contracts	-	120,162	-	-	120,162
Rights	-	43,590	-	-	43,590

Total Value	$-	$163,752	$7,763	$-	$171,515

Liability Derivatives
Forward Contracts	$-	$-	$(35,665)	$-	$(35,665)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
MSCI EAFE International Index Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$5,084,794	$-	$5,084,794
Futures Contracts	-	60	-	-	60
Rights	-	138,666	-	-	138,666

Overseas Fund
Asset Derivatives
Forward Contracts	$-	$-	$840,783	$-	$840,783

Liability Derivatives
Forward Contracts	$-	$-	$(521,212)	$-	$(521,212)
Futures Contracts	-	(6,209)	-	-	(6,209)

Total Value	$-	$(6,209)	$(521,212)	$-	$(527,421)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$92,479,411	$-	$92,479,411
Futures Contracts	-	19	-	-	19

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options, purchased options, rights, and warrants at March 31, 2014.

Further details regarding the derivatives and other investments held by the Fund(s) at March 31, 2014, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference

Notes to Portfolio of Investments (Unaudited) (Continued)

between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at March 31, 2014. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
PIMCO Total Return Fund
Contracts to Buy
GBP	12,562,000	Barclays Bank PLC	04/02/14	$20,918,505	$24,235

GBP	9,317,000	JP Morgan Chase Bank	04/02/14	15,460,302	72,536
MXN	35,937,324	JP Morgan Chase Bank	05/14/14	2,682,691	61,063

				18,142,993	133,599

EUR	108,915,000	Royal Bank of Scotland PLC	04/02/14	150,052,196	(5,494)
GBP	1,284,000	Royal Bank of Scotland PLC	04/02/14	2,115,775	24,846

				152,167,971	19,352

				$191,229,469	$177,186

Contracts to Deliver
EUR	69,667,000	Barclays Bank PLC	04/02/14	$95,900,360	$(76,353)
GBP	23,163,000	Barclays Bank PLC	04/02/14	38,470,106	(146,093)
JPY	1,454,400,000	Barclays Bank PLC	05/13/14	14,276,235	182,146

				148,646,701	(40,300)

CAD	26,400,000	Credit Suisse International	06/19/14	23,846,838	10,486
EUR	700,000	Credit Suisse International	06/02/14	887,600	(76,650)

				24,734,438	(66,164)

EUR	3,398,000	Goldman Sachs International	04/02/14	4,682,502	1,249

EUR	35,850,000	JP Morgan Chase Bank	04/02/14	49,701,508	312,771

EUR	108,915,000	Royal Bank of Scotland PLC	05/02/14	150,044,463	7,563
GBP	1,284,000	Royal Bank of Scotland PLC	05/02/14	2,115,308	(24,825)

				152,159,771	(17,262)

				$379,924,920	$190,294

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Strategic Bond Fund
Contracts to Deliver
JPY	87,063,000	Barclays Bank PLC	05/14/14	$852,923	$9,221

EUR	3,773,616	Citibank N.A.	05/14/14	5,162,439	(35,854)
JPY	167,124,000	Citibank N.A.	05/14/14	1,634,297	14,747

				6,796,736	(21,107)

EUR	1,270,000	Morgan Stanley & Co.	05/14/14	1,727,361	(22,110)

EUR	466,893	UBS AG	05/14/14	637,007	(6,155)

				$10,014,027	$(40,151)

BlackRock Global Allocation Fund
Contracts to Buy
JPY	168,110,050	BNP Paribas SA	04/10/14	$1,631,929	$(3,121)

JPY	1,319,635	Goldman Sachs International	04/25/14	12,993	(206)

CHF	1,433,165	HSBC Bank PLC	04/25/14	1,644,000	(22,568)
CHF	1,428,995	HSBC Bank PLC	05/02/14	1,637,000	(20,198)

				3,281,000	(42,766)

				$4,925,922	$(46,093)

Contracts to Deliver
JPY	135,726,863	Bank of America N.A.	04/03/14	$1,324,165	$9,166
JPY	142,219,823	Bank of America N.A.	05/08/14	1,390,087	11,920

				2,714,252	21,086

EUR	2,127,000	Barclays Bank PLC	04/11/14	2,935,905	5,702
MXN	10,026,000	Barclays Bank PLC	07/10/14	743,410	(18,702)

				3,679,315	(13,000)

EUR	1,538,461	BNP Paribas SA	04/03/14	2,103,614	(15,841)
EUR	1,208,000	BNP Paribas SA	04/10/14	1,661,449	(2,723)
JPY	270,000,000	BNP Paribas SA	04/07/14	2,605,401	(10,569)
JPY	168,110,050	BNP Paribas SA	04/10/14	1,642,897	14,089
JPY	141,243,319	BNP Paribas SA	04/17/14	1,382,488	13,938

				9,395,849	(1,106)

GBP	39,600	Brown Brothers & Harriman Co.	04/14/14	66,354	341

EUR	1,208,000	Credit Suisse International	04/04/14	1,641,672	(22,521)
EUR	1,200,000	Credit Suisse International	04/11/14	1,669,200	16,053
EUR	1,179,000	Credit Suisse International	05/02/14	1,636,935	12,792
EUR	722,000	Credit Suisse International	05/08/14	995,125	535
JPY	135,120,150	Credit Suisse International	04/11/14	1,317,474	8,297
JPY	76,577,182	Credit Suisse International	04/17/14	750,021	8,041
MXN	10,260,000	Credit Suisse International	04/03/14	790,471	4,656
MXN	4,788,700	Credit Suisse International	04/30/14	368,135	2,131
MXN	6,651,830	Credit Suisse International	07/24/14	500,337	(4,749)

				9,669,370	25,235

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
BlackRock Global Allocation Fund (Continued)
Contracts to Deliver (Continued)
CNY	8,116,501	Deutsche Bank AG	01/30/15		$1,324,000	$29,630
EUR	1,208,000	Deutsche Bank AG	04/04/14		1,641,068	(23,125)
EUR	1,631,300	Deutsche Bank AG	04/24/14		2,240,591	(6,661)
EUR	481,000	Deutsche Bank AG	05/08/14		663,155	554
JPY	200,000,000	Deutsche Bank AG	05/12/14		1,964,129	26,008
MXN	13,138,000	Deutsche Bank AG	06/26/14		989,322	(10,422)
MXN	10,040,330	Deutsche Bank AG	08/07/14		744,037	(17,525)

					9,566,302	(1,541)

EUR	1,197,000	Goldman Sachs International	04/24/14		1,657,151	8,183
EUR	1,178,000	Goldman Sachs International	05/09/14		1,623,590	841
JPY	142,221,040	Goldman Sachs International	04/03/14		1,386,224	8,306
JPY	138,423,990	Goldman Sachs International	04/11/14		1,349,951	8,762
MXN	3,365,800	Goldman Sachs International	05/08/14		250,865	(6,227)
MXN	16,227,000	Goldman Sachs International	05/29/14		1,206,755	(30,718)

					7,474,536	(10,853)

CNY	4,087,158	JP Morgan Chase Bank	01/30/15		668,000	12,956
EUR	469,000	JP Morgan Chase Bank	04/03/14		637,955	(8,161)
EUR	1,186,000	JP Morgan Chase Bank	04/25/14		1,647,994	14,183
EUR	1,196,000	JP Morgan Chase Bank	05/02/14		1,662,584	15,023
EUR	1,196,000	JP Morgan Chase Bank	05/09/14		1,648,040	495

					6,264,573	34,496

EUR	1,155,000	Morgan Stanley & Co.	04/11/14		1,602,043	10,889
JPY	280,184,044	Morgan Stanley & Co.	05/09/14		2,737,883	22,772
MXN	8,974,360	Morgan Stanley & Co.	04/30/14		684,517	(1,400)
MXN	5,471,880	Morgan Stanley & Co.	05/15/14		418,423	686

					5,442,866	32,947

EUR	1,208,000	UBS AG	04/10/14		1,661,437	(2,735)
EUR	1,156,700	UBS AG	05/08/14		1,593,672	262
JPY	208,724,011	UBS AG	04/17/14		2,042,709	20,317
MXN	3,431,610	UBS AG	05/29/14		261,667	(28)
MXN	6,694,000	UBS AG	06/26/14		497,880	(11,504)
MXN	9,789,910	UBS AG	09/04/14		733,464	(7,512)

					6,790,829	(1,200)

					$61,064,246	$86,405

Cross Currency Forwards
EUR	1,134,000	Barclays Bank PLC	04/25/14	JPY	161,997,229	$(7,534)
JPY	160,677,594	Barclays Bank PLC	04/25/14	EUR	1,134,000	(5,253)

						$(12,787)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund
Contracts to Buy
AUD	515,008	Australia and New Zealand Banking Group	04/08/14	$461,828	$15,593

GBP	860,024	BNP Paribas SA	04/08/14	1,431,818	1,905
HKD	6,854,173	BNP Paribas SA	04/08/14	883,276	411
JPY	52,438,969	BNP Paribas SA	04/08/14	512,109	(4,037)
NOK	2,698,783	BNP Paribas SA	04/08/14	428,998	21,611

				3,256,201	19,890

EUR	355,816	Citibank N.A.	04/08/14	483,657	6,526
GBP	274,929	Citibank N.A.	04/08/14	454,426	3,901
JPY	79,267,687	Citibank N.A.	04/08/14	757,168	10,843

				1,695,251	21,270

SEK	2,075,325	Commonwealth Bank of Australia	04/08/14	317,553	3,064

AUD	822,590	Credit Suisse International	04/08/14	717,205	45,350
EUR	474,274	Credit Suisse International	04/08/14	653,449	(74)
GBP	985,153	Credit Suisse International	04/08/14	1,641,962	361

				3,012,616	45,637

AUD	9,210,939	Deutsche Bank AG	04/08/14	8,227,837	310,866
GBP	3,638,188	Deutsche Bank AG	04/08/14	5,979,482	85,647
JPY	50,209,255	Deutsche Bank AG	04/08/14	492,810	(6,340)

				14,700,129	390,173

JPY	43,698,496	Goldman Sachs International	04/08/14	418,743	4,644
NOK	5,219,673	Goldman Sachs International	04/08/14	846,855	24,661
SEK	15,170,542	Goldman Sachs International	04/08/14	2,362,497	(18,799)

				3,628,095	10,506

HKD	7,475,566	Merrill Lynch International	04/08/14	963,857	(56)

GBP	987,776	Morgan Stanley & Co.	04/08/14	1,643,513	3,183

CHF	932,019	Royal Bank of Canada	04/08/14	1,027,004	27,307

SEK	996,368	State Street Bank and Trust Co.	04/08/14	153,586	343

EUR	900,363	Toronto Dominion Bank	04/08/14	1,216,725	23,644

EUR	277,493	UBS AG	04/08/14	381,660	624
GBP	273,431	UBS AG	04/08/14	451,388	4,442
NOK	2,119,860	UBS AG	04/08/14	350,854	3,094

				1,183,902	8,160

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund (Continued)
Contracts to Buy (Continued)
CHF	471,350	Westpac Banking Corp.	04/08/14	$522,377	$10,820
EUR	1,348,527	Westpac Banking Corp.	04/08/14	1,838,795	18,978
JPY	60,300,549	Westpac Banking Corp.	04/08/14	587,850	(3,608)
SGD	2,879,541	Westpac Banking Corp.	04/08/14	2,274,363	14,809

				5,223,385	40,999

				$38,483,645	$609,713

Contracts to Deliver
GBP	418,579	Barclays Bank PLC	04/08/14	$695,586	$(2,216)
JPY	56,737,182	Barclays Bank PLC	04/08/14	554,263	4,547
NOK	2,966,684	Barclays Bank PLC	07/08/14	490,799	(2,802)

				1,740,648	(471)

EUR	2,175,861	BNP Paribas SA	04/08/14	3,005,751	8,216
GBP	874,327	BNP Paribas SA	04/08/14	1,463,425	5,857
HKD	25,296,724	BNP Paribas SA	04/08/14	3,262,616	1,190

				7,731,792	15,263

EUR	2,701,972	Citibank N.A.	07/08/14	3,721,680	(228)
GBP	1,488,961	Citibank N.A.	07/08/14	2,480,802	296
JPY	74,443,183	Citibank N.A.	04/08/14	729,093	7,826
JPY	255,186,308	Citibank N.A.	07/08/14	2,477,258	3,613
NOK	965,239	Citibank N.A.	04/08/14	156,979	(4,185)

				9,565,812	7,322

EUR	388,551	Commonwealth Bank of Australia	04/08/14	524,739	(10,541)
GBP	225,769	Commonwealth Bank of Australia	04/08/14	372,371	(4,002)
JPY	43,250,595	Commonwealth Bank of Australia	04/08/14	423,387	4,339

				1,320,497	(10,204)

EUR	552,036	Credit Suisse International	04/08/14	751,192	(9,310)
GBP	197,665	Credit Suisse International	04/08/14	323,991	(5,531)
JPY	36,702,436	Credit Suisse International	04/08/14	358,376	2,772

				1,433,559	(12,069)

CHF	460,711	Deutsche Bank AG	04/08/14	510,455	(10,706)
EUR	1,769,598	Deutsche Bank AG	04/08/14	2,416,676	(21,179)
GBP	693,642	Deutsche Bank AG	04/08/14	1,142,642	(13,710)
JPY	34,398,367	Deutsche Bank AG	04/08/14	336,214	2,934

				4,405,987	(42,661)

EUR	4,630,332	Goldman Sachs International	04/08/14	6,317,162	(61,729)
JPY	379,596,713	Goldman Sachs International	04/08/14	3,606,962	(70,887)

				9,924,124	(132,616)

JPY	41,919,138	Merrill Lynch International	04/08/14	413,775	7,627

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund (Continued)
Contracts to Deliver (Continued)
EUR	640,568	Morgan Stanley & Co.	04/08/14		$873,428	$(9,039)

GBP	298,935	Societe Generale	04/08/14		492,758	(5,589)

CHF	408,117	State Street Bank and Trust Co.	04/08/14		455,415	(6,252)
GBP	230,082	State Street Bank and Trust Co.	07/08/14		382,320	(981)

					837,735	(7,233)

CAD	525,611	UBS AG	04/08/14		493,072	17,698
CHF	1,964,592	UBS AG	04/08/14		2,182,016	(40,354)
EUR	844,678	UBS AG	04/08/14		1,159,488	(4,167)
NOK	3,590,409	UBS AG	07/08/14		590,264	(7,114)

					4,424,840	(33,937)

GBP	441,097	Westpac Banking Corp.	04/08/14		724,341	(11,001)

					$43,889,296	$(234,608)

Cross Currency Forwards
GBP	237,147	Barclays Bank PLC	04/08/14	EUR	285,571	$1,930

JPY	50,574,351	Credit Suisse International	04/08/14	GBP	293,849	138

EUR	288,808	Deutsche Bank AG	04/08/14	JPY	40,699,943	3,535

JPY	41,235,020	Goldman Sachs International	04/08/14	EUR	292,237	(3,076)
EUR	241,143	Goldman Sachs International	04/08/14	GBP	198,083	1,987

						(1,089)

EUR	243,181	Morgan Stanley & Co.	04/08/14	GBP	200,573	643

NOK	3,240,121	Toronto Dominion Bank	04/08/14	EUR	388,541	5,729

JPY	49,588,365	Westpac Banking Corp.	04/08/14	GBP	293,730	(9,216)
JPY	84,381,709	Westpac Banking Corp.	04/08/14	GBP	496,289	(9,791)

						(19,007)

						$(8,121)

MSCI EAFE International Index Fund
Contracts to Buy
GBP	492,000	Citibank N.A.	06/18/14		$818,178	$1,586
JPY	91,367,000	Citibank N.A.	06/18/14		899,171	(13,601)

					1,717,349	(12,015)

EUR	1,023,000	Goldman Sachs Bank USA	06/18/14		1,424,685	(15,514)

CHF	107,000	Morgan Stanley & Co.	06/18/14		122,760	(1,651)

					$3,264,794	$(29,180)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
MSCI EAFE International Index Fund (Continued)
Contracts to Deliver
GBP	303,027	Citibank N.A.	06/18/14	$500,000	$(4,899)

CHF	105,767	Morgan Stanley & Co.	06/18/14	120,000	287

EUR	507,041	UBS AG	06/18/14	700,000	1,557
JPY	51,139,550	UBS AG	06/18/14	500,000	4,333

				1,200,000	5,890

				$1,820,000	$1,278

Overseas Fund
Contracts to Buy
AUD	490,837	Australia and New Zealand Banking Group	04/08/14	$440,154	$14,861

EUR	823,627	Barclays Bank PLC	04/08/14	1,123,342	11,312
GBP	451,654	Barclays Bank PLC	04/08/14	740,636	12,304

				1,863,978	23,616

CHF	855,832	BNP Paribas SA	04/08/14	943,473	24,654
HKD	5,479,592	BNP Paribas SA	04/08/14	706,138	328
JPY	47,642,274	BNP Paribas SA	04/08/14	465,266	(3,668)
NOK	2,347,353	BNP Paribas SA	04/08/14	373,135	18,797

				2,488,012	40,111

AUD	347,709	Citibank N.A.	04/08/14	303,136	19,196
JPY	70,458,854	Citibank N.A.	04/08/14	673,026	9,638

				976,162	28,834

AUD	8,436,748	Commonwealth Bank of Australia	04/08/14	7,533,544	287,471

AUD	506,435	Credit Suisse International	04/08/14	441,554	27,920
GBP	257,729	Credit Suisse International	04/08/14	430,925	(1,272)

				872,479	26,648

NOK	4,701,496	Goldman Sachs International	04/08/14	762,784	22,213
SEK	13,956,203	Goldman Sachs International	04/08/14	2,173,747	(17,653)

				2,936,531	4,560

GBP	351,026	HSBC Bank PLC	04/08/14	586,287	(1,101)

GBP	215,456	Merrill Lynch International	04/08/14	358,715	467

GBP	1,142,025	Morgan Stanley & Co.	04/08/14	1,901,129	2,712

HKD	5,863,654	Royal Bank of Canada	04/08/14	755,111	871
JPY	60,950,111	Royal Bank of Canada	04/08/14	596,111	(5,576)

				1,351,222	(4,705)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Overseas Fund (Continued)
Contracts to Buy (Continued)
EUR	695,096	State Street Bank and Trust Co.	04/08/14	$947,833	$9,754
GBP	3,268,231	State Street Bank and Trust Co.	04/08/14	5,365,019	83,365
JPY	33,852,254	State Street Bank and Trust Co.	04/08/14	323,148	4,841
NOK	1,963,148	State Street Bank and Trust Co.	04/08/14	321,232	6,550
SEK	3,750,000	State Street Bank and Trust Co.	06/18/14	571,934	6,757

				7,529,166	111,267

EUR	788,882	Toronto Dominion Bank	04/08/14	1,066,072	20,716

EUR	229,665	UBS AG	04/08/14	315,878	516
GBP	911,054	UBS AG	04/08/14	1,507,549	11,245
JPY	37,730,346	UBS AG	04/08/14	370,098	(4,535)
NOK	1,925,849	UBS AG	04/08/14	318,743	2,811

				2,512,268	10,037

CHF	432,716	Westpac Banking Corp.	04/08/14	479,560	9,933
EUR	627,165	Westpac Banking Corp.	04/08/14	861,222	2,780
GBP	175,824	Westpac Banking Corp.	04/08/14	293,995	(883)
JPY	37,285,188	Westpac Banking Corp.	04/08/14	368,319	(7,069)
SGD	2,978,566	Westpac Banking Corp.	04/08/14	2,352,576	15,319

				4,355,672	20,080

				$36,771,391	$585,574

Contracts to Deliver
CHF	510,447	Barclays Bank PLC	04/08/14	$566,245	$(11,179)
EUR	906,860	Barclays Bank PLC	04/08/14	1,241,485	(7,833)
JPY	111,957,301	Barclays Bank PLC	04/08/14	1,094,915	10,180
NOK	2,644,315	Barclays Bank PLC	07/08/14	437,467	(2,498)

				3,340,112	(11,330)

EUR	1,119,044	BNP Paribas SA	04/08/14	1,547,143	5,512
HKD	22,126,838	BNP Paribas SA	04/08/14	2,853,783	1,040

				4,400,926	6,552

EUR	353,163	Commonwealth Bank of Australia	04/08/14	476,947	(9,581)

CHF	398,145	Credit Suisse International	04/08/14	441,379	(9,007)
EUR	1,377,856	Credit Suisse International	04/08/14	1,868,522	(29,655)
GBP	394,415	Credit Suisse International	04/08/14	644,778	(12,741)

				2,954,679	(51,403)

EUR	4,313,061	Goldman Sachs International	04/08/14	5,884,310	(57,500)
JPY	314,209,011	Goldman Sachs International	04/08/14	2,985,642	(58,676)

				8,869,952	(116,176)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Overseas Fund (Continued)
Contracts to Deliver (Continued)
EUR	578,900	HSBC Bank PLC	04/08/14		$798,808	$1,296
GBP	343,518	HSBC Bank PLC	04/08/14		573,789	1,120

					1,372,597	2,416

GBP	371,544	Merrill Lynch International	04/08/14		617,135	(2,256)
JPY	42,613,618	Merrill Lynch International	04/08/14		420,630	7,754

					1,037,765	5,498

EUR	640,976	Morgan Stanley & Co.	04/08/14		874,575	(8,454)

GBP	348,803	Royal Bank of Canada	04/08/14		577,805	(3,675)

GBP	265,067	Societe Generale	04/08/14		436,931	(4,956)

AUD	3,070,000	State Street Bank and Trust Co.	09/17/14		2,701,907	(112,775)
CHF	10,600,000	State Street Bank and Trust Co.	12/17/14		12,176,910	156,616
EUR	693,861	State Street Bank and Trust Co.	04/08/14		950,172	(5,713)
GBP	196,959	State Street Bank and Trust Co.	04/08/14		324,793	(3,552)
JPY	78,350,544	State Street Bank and Trust Co.	04/08/14		755,955	(3,170)
SEK	655,461	State Street Bank and Trust Co.	04/08/14		101,036	(226)
SEK	17,950,000	State Street Bank and Trust Co.	06/18/14		2,744,268	(25,734)

					19,755,041	5,446

GBP	219,780	Toronto Dominion Bank	04/08/14		367,777	1,388

CAD	427,266	UBS AG	04/08/14		400,815	14,386
CHF	1,846,266	UBS AG	04/08/14		2,050,642	(37,875)
EUR	987,563	UBS AG	04/08/14		1,352,070	(8,429)
GBP	357,853	UBS AG	04/08/14		587,272	(9,295)
JPY	47,879,323	UBS AG	04/08/14		458,546	(5,349)

					4,849,345	(46,562)

EUR	297,741	Westpac Banking Corp.	04/08/14		408,271	(1,906)
GBP	409,469	Westpac Banking Corp.	04/08/14		672,403	(10,212)
NOK	3,200,468	Westpac Banking Corp.	07/08/14		526,620	(5,879)

					1,607,294	(17,997)

					$50,921,746	$(248,834)

Cross Currency Forwards
JPY	30,752,615	Credit Suisse International	04/08/14	GBP	178,680	$84

EUR	428,971	Goldman Sachs International	04/08/14	GBP	352,372	3,534
NOK	2,164,100	Goldman Sachs International	04/08/14	EUR	262,324	(51)

						3,483

EUR	209,661	Morgan Stanley & Co.	04/08/14	GBP	172,927	554

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Overseas Fund (Continued)
Cross Currency Forwards (Continued)
EUR	256,668	State Street Bank and Trust Co.	04/08/14	GBP	214,243	$(3,566)

GBP	299,818	UBS AG	04/08/14	JPY	50,705,447	8,542

EUR	306,525	Westpac Banking Corp.	04/08/14	AUD	467,975	(11,542)
EUR	273,658	Westpac Banking Corp.	04/08/14	GBP	226,069	126
HKD	3,509,047	Westpac Banking Corp.	04/08/14	GBP	270,588	1,320
JPY	45,032,196	Westpac Banking Corp.	04/08/14	GBP	264,856	(5,225)
JPY	43,628,022	Westpac Banking Corp.	04/08/14	EUR	310,701	(5,327)
JPY	30,524,471	Westpac Banking Corp.	04/08/14	GBP	180,774	(5,618)

						(26,266)

						$(17,169)

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chino Yuan Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing

Notes to Portfolio of Investments (Unaudited) (Continued)

transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

The Fund(s) listed in the following table had open futures contracts at March 31, 2014:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
PIMCO Total Return Fund
Futures Contracts — Long
90 Day Eurodollar	06/16/14	1,920	$478,824,000	$18,293
U.S. Treasury Note 10 Year	06/19/14	156	19,266,000	(68,425)
U.S. Treasury Note 5 Year	06/30/14	725	86,241,016	(663,010)
3 Month EURIBOR	03/16/15	45	15,448,962	6,241
90 Day Eurodollar	03/16/15	35	8,711,500	10,003
3 Month EURIBOR	06/15/15	45	15,442,763	10,684
90 Day Eurodollar	06/15/15	452	112,271,150	(61,017)
3 Month EURIBOR	09/14/15	45	15,434,239	15,230
90 Day Eurodollar	09/14/15	1,207	299,079,512	(324,303)
3 Month EURIBOR	12/14/15	45	15,424,165	(613)
90 Day Eurodollar	12/14/15	3,404	841,170,950	(1,875,917)
90 Day Eurodollar	03/14/16	298	73,419,750	(239,787)
90 Day Eurodollar	06/13/16	119	29,227,887	(100,467)
90 Day Eurodollar	09/19/16	65	15,916,875	(56,713)

				$(3,329,801)

Strategic Bond Fund
Futures Contracts — Long
U.S. Treasury Long Bond	06/19/14	29	$3,863,344	$44,906
U.S. Treasury Note 10 Year	06/19/14	16	1,976,000	(17,193)
U.S. Treasury Note 5 Year	06/30/14	17	2,022,203	1,476
90 Day Eurodollar	12/19/16	182	44,442,125	(53,172)

				$(23,983)

Futures Contracts — Short
Euro FX	06/16/14	5	$(860,875)	$7,984
Ultra Long U.S. Treasury Bond	06/19/14	5	(722,344)	(3,766)
90 Day Eurodollar	09/15/14	82	(20,444,650)	(1,292)
90 Day Eurodollar	03/16/15	131	(32,605,900)	(1,851)
90 Day Eurodollar	06/18/18	129	(31,137,375)	34,581

				$35,656

Notes to Portfolio of Investments (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
BlackRock Global Allocation Fund
Futures Contracts — Long
CAC40 10 Index	04/17/14	1	$60,493	$1,121
Nikkei 225 Index	06/12/14	32	2,296,565	75,205

				$76,326

Futures Contracts — Short
Euro STOXX 50 Index	06/20/14	174	$(7,431,042)	$(300,374)
FTSE 100 Index	06/20/14	7	(763,630)	(1,766)
Mini MSCI	06/20/14	186	(9,170,730)	(470,748)
S&P 500 E Mini Index	06/20/14	259	(24,146,570)	(199,273)

				$(972,161)

S&P 500 Index Fund
Futures Contracts — Long
S&P 500 E Mini Index	06/20/14	792	$73,838,160	$518,966

S&P Mid Cap Index Fund
Futures Contracts — Long
S&P Midcap 400 E Mini Index	06/20/14	26	$3,574,740	$28,831

Russell 2000 Small Cap Index Fund
Futures Contracts — Long
Russell 2000 Mini Index	06/20/14	23	$2,692,150	$(19,618)

MSCI EAFE International Index Fund
Futures Contracts — Long
Mini MSCI Index	06/20/14	60	$5,685,000	$120,162

Overseas Fund
Futures Contracts — Long
Euro STOXX 50	06/20/14	15	$640,607	$(3,010)
FTSE 100 Index	06/20/14	4	436,360	(3,199)

				$(6,209)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the

Notes to Portfolio of Investments (Unaudited) (Continued)

clearinghouse or at the instruction of the clearinghouse; the initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation/depreciation on a Fund’s Statement of Operations. Only a limited number of transactions are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap agreements at March 31, 2014. A Fund’s current exposure to a counterparty is the fair value of the agreement.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund*
Credit Default Swaps — Sell Protection†
OTC Swaps
Barclays Bank PLC	USD	3,600,000	3/20/16	1.000%	United Mexican States (PIMCO Rating: A-)**	$60,932	$(17,372)	$43,560
Barclays Bank PLC	USD	17,100,000	3/20/16	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	185,400	(78,063)	107,337

						246,332	(95,435)	150,897

Credit Suisse International	USD	6,100,000	6/20/16	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	36,915	(8,878)	28,037

Goldman Sachs International	USD	7,700,000	12/20/15	1.000%	United Mexican States (PIMCO Rating: A-)**	292,443	(207,341)	85,102
Goldman Sachs International	USD	4,300,000	3/20/16	1.000%	United Mexican States (PIMCO Rating: A-)**	184,795	(132,765)	52,030
Goldman Sachs International	USD	1,300,000	9/20/16	1.000%	United Mexican States (PIMCO Rating: A-)**	24,467	(6,020)	18,447

						501,705	(346,126)	155,579

JP Morgan Chase Bank	USD	400,000	9/20/16	1.000%	United Mexican States (PIMCO Rating: A-)**	3,370	2,306	5,676

UBS AG	USD	1,000,000	9/20/15	1.000%	United Mexican States (PIMCO Rating: A-)**	24,142	(14,146)	9,996
UBS AG	USD	5,400,000	9/20/16	1.000%	United Mexican States (PIMCO Rating: A-)**	100,322	(23,693)	76,629

						124,464	(37,839)	86,625

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund* (Continued)
Credit Default Swaps — Sell Protection† (Continued)
Centrally Cleared Swaps
	EUR	38,200,000	6/20/19	1.000%	CDX.ITRAXX MAIN 21††	$86,710	$547,699	$634,409
	USD	800,000	6/20/19	1.000%	CDX.NA.IG.22††	(153)	12,415	12,262
	USD	21,100,000	12/20/18	1.000%	CDX.NA.IG.21††	114,837	262,853	377,690

						201,394	822,967	1,024,361

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Barclays Bank PLC	MXN	63,000,000	9/13/17	MXN TIIE Mexican Banxico	Fixed 5.500%	$144,060	$(43,106)	$100,954
Barclays Bank PLC	MXN	98,000,000	9/02/22	MXN TIIE Mexican Banxico	Fixed 6.000%	(142,549)	(51,278)	(193,827)

						1,511	(94,384)	(92,873)

Goldman Sachs Bank USA	BRL	1,100,000	1/02/17	BRL CETIP Interbank	Fixed 9.095%	(29,496)	-	(29,496)
Goldman Sachs Bank USA	MXN	7,000,000	1/18/19	Mexico Interbank TIIE	Fixed 5.700%	8,561	(2,003)	6,558

						(20,935)	(2,003)	(22,938)

JP Morgan Chase Bank	MXN	36,000,000	1/18/19	Mexico Interbank TIIE	Fixed 5.700%	45,838	(12,110)	33,728
JP Morgan Chase Bank	MXN	7,000,000	6/05/23	MXN TIIE Mexican Banxico	Fixed 6.000%	(1,707)	(17,271)	(18,978)

						44,131	(29,381)	14,750

UBS AG	BRL	7,000,000	1/02/17	BRL CETIP Interbank	Fixed 8.900%	(198,521)	898	(197,623)

Centrally Cleared Swaps
	JPY	151,000,000	9/18/23	3-Month JPY-LIBOR-BBA	Fixed 1.000%	5,930	(37,000)	(31,070)
	USD	155,300,000	3/18/16	3-Month USD-LIBOR-BBA	Fixed 1.500%	(130,414)	1,225,068	1,094,654
	USD	15,700,000	12/16/16	3-Month USD-LIBOR-BBA	Fixed 1.500%	(27,772)	9,524	(18,248)
	USD	311,400,000	9/21/17	3-Month USD-LIBOR-BBA	Fixed 3.000%	(514,466)	2,414,025	1,899,559
	USD	53,000,000	10/15/17	Federal Funds Effective Rate US	Fixed 1.000%	(639,437)	(58,550)	(697,987)
	USD	107,800,000	6/19/43	3-Month USD-LIBOR-BBA	Fixed 2.750%	8,629,959	7,784,194	16,414,153
	USD	17,500,000	12/18/43	3-Month USD-LIBOR-BBA	Fixed 3.500%	(547,321)	690,905	143,584

						6,776,479	12,028,166	18,804,645

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
BlackRock Global Allocation Fund***
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	2,293,211	6/20/19	Fixed 5.000%	CDX.NA.IG.21††	$(4,157)	$(166,539)	$(170,696)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Deutsche Bank AG	USD	3,651,715	9/27/16	3-Month USD-LIBOR-BBA	Fixed 1.010%	$(12,783)	$-	$(12,783)

Goldman Sachs International	USD	14,083,000	9/28/16	3-Month USD-LIBOR-BBA	Fixed 0.998%	(51,461)	-	(51,461)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
BlackRock Global Allocation Fund*** (Continued)
Total Return Swaps
OTC Swaps
BNP Paribas SA	JPY	120,000	3/31/16	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index × notional amount	$(4,883)	$-	$(4,883)
BNP Paribas SA	JPY	120,000	3/31/16	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index × notional amount	349	-	349
BNP Paribas SA	JPY	110,000	3/31/17	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index × notional amount	8,526	-	8,526
BNP Paribas SA	JPY	110,000	3/31/17	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index × notional amount	3,197	-	3,197

						7,189	-	7,189

Citibank N.A.	KRW	9,500,000	6/12/14	Notional amount at expiration date × Strike Price	Gross dividends on KOSPI2 Index × notional amount	28,019	-	28,019
Citibank N.A.	USD	148,400	3/13/15	1-Month USD-LIBOR-BBA† 75BP	Silom international Hospitals Tbk	(3,046)	-	(3,046)

						24,973	-	24,973

BRL	Brazilian Real
EUR	Euro
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
USD	U.S. Dollar
*	Collateral for swap agreements held by Barclays Bank PLC, Citigroup Global Markets, Inc., Credit Suisse International, and Goldman Sachs & Co., amounted to $185,000, $73,000, $1,037,000, and $4,593,000, in cash, respectively, at March 31, 2014; and collateral for swap agreements held by Credit Suisse International, Goldman Sachs & Co., Royal Bank of Scotland PLC, and UBS AG amounted to $2,753,614, $97,850, $1,008,315, and $80,956 in securities, respectively, at March 31, 2014.
**	Rating is determined by Pacific Investment Management Company LLC and represents a weighted average rating of all securities in the underlying index for credit default swaps. The source of the ratings for the underlying securities are Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings. All ratings are as of the report date and do not reflect subsequent changes.
***	Collateral for swap agreements held by Citibank N.A. amounted to $175,000 in cash at March 31, 2014. Collateral for swap agreements received from Bank of America N.A., Citibank N.A., Deutsche Bank AG, and Goldman Sachs International amounted to $600,000, $600,000, $1,200,000 and $1,300,000 in cash, respectively, at March 31, 2014.
†	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Pacific Investment Management Company LLC’s rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.
††	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Notes to Portfolio of Investments (Unaudited) (Continued)

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Writing put and call options. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to

Notes to Portfolio of Investments (Unaudited) (Continued)

perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

The Fund(s) listed in the following table had open written option contracts at March 31, 2014. A Fund’s current exposure to a counterparty is the fair value of the contract.

OTC Counterparty	Units	Expiration Date	Description	Premiums Received	Value
PIMCO Total Return Fund
	43	5/23/14	U.S. Treasury Note 10 Year Call, Strike 125.00	$32,859	$14,109
	43	5/23/14	U.S. Treasury Note 10 Year Put, Strike 122.00	38,234	16,797
JP Morgan Chase Bank	36,500,000	7/28/14	Interest Rate Swaption USD 5 Year Call, Strike 1.55	93,987	34,714
JP Morgan Chase Bank	17,000,000	9/02/14	Interest Rate Swaption USD 5 Year Call, Strike 1.56	30,600	19,950
JP Morgan Chase Bank	17,000,000	9/02/14	Interest Rate Swaption USD 5 Year Put, Strike 1.86	249,900	276,542
JP Morgan Chase Bank	1,800,000	6/18/14	CDX.O.PO.9 Index 5 Year Put, Strike 0.90	2,200	1,010
Royal Bank of Scotland Group PLC	8,000,000	7/28/14	Interest Rate Swaption USD 5 Year Call, Strike 1.55	24,200	7,608
Royal Bank of Scotland Group PLC	10,000,000	9/02/14	Interest Rate Swaption USD 10 Year Call, Strike 2.63	50,000	38,028
Royal Bank of Scotland Group PLC	32,000,000	9/02/14	Interest Rate Swaption USD 10 Year Call, Strike 2.68	182,400	153,008
Royal Bank of Scotland Group PLC	42,000,000	9/02/14	Interest Rate Swaption USD 10 Year Put, Strike 3.03	731,500	674,239

				$1,435,880	$1,236,005

BlackRock Global Allocation Fund
	29,852	1/16/15	Ace Ltd., Call, Strike 110.00	$29,852	$35,224
	20	7/19/14	Biogen Idec, Inc., Put, Strike 280.00	30,449	30,980
	160	9/20/14	Canadian Natural Resources Ltd. Call, Strike 39.00	28,313	28,800
	6,547	4/17/14	Cimarex Energy Co., Put, Strike 115.00	23,897	10,966
	6,600	9/19/14	Cimarex Energy Co., Put, Strike 105.00	55,770	36,960
	6,500	9/19/14	Cimarex Energy Co., Put, Strike 105.00	55,413	36,400

Notes to Portfolio of Investments (Unaudited) (Continued)

OTC Counterparty	Units	Expiration Date	Description	Premiums Received	Value
BlackRock Global Allocation Fund (Continued)
	13,305	2/20/15	Coach, Inc., Put, Strike 42.50	$37,254	$27,704
	13,108	7/18/14	Consol Energy, Inc., Put, Strike 38.00	32,770	22,808
	199	7/19/14	Consol Energy, Inc., Put, Strike 36.00	47,228	24,278
	28	6/21/14	Dish Network Corp., Call, Strike 67.50	6,150	6,160
	6,538	9/19/14	Dresser-Rand Group, Inc., Put, Strike 55.00	22,033	17,489
	13,300	9/19/14	Eaton Vance Corp., Put, Strike 85.00	55,860	33,583
	23,829	5/16/14	eBay, Inc., Call, Strike 60.00	40,986	15,012
	51	4/19/14	EOG Resources, Inc., Put, Strike 165.00	52,665	204
	33	7/19/14	EOG Resources, Inc., Put, Strike 155.00	29,811	3,366
	21	5/17/14	Gilead Sciences, Inc., Call, Strike 85.00	3,737	672
	47	8/16/14	Gilead Sciences, Inc., Put, Strike 65.00	17,717	15,275
	3,313	1/16/15	Humana Inc., Put, Strike 90.00	22,694	11,264
	2,282	1/16/15	Lululemon Athletica, Inc., Call, Strike 60.00	9,128	9,469
	33,145	7/18/14	Marathon Oil Corp., Put, Strike 30.00	44,414	7,955
	7,474	7/18/14	Marathon Oil Corp., Call, Strike 32.00	22,721	22,721
	104	4/19/14	Marathon Petroleum Corp., Put, Strike 65.00	67,511	728
	102	4/19/14	Marathon Petroleum Corp., Call, Strike 80.00	58,484	72,420
	68	4/19/14	Marathon Petroleum Corp., Call, Strike 85.00	34,595	25,228
	13,300	7/18/14	Marathon Petroleum Corp., Put, Strike 77.50	72,086	31,255
	13,300	7/18/14	Marathon Petroleum Corp., Put, Strike 80.00	89,110	41,230
	53,735	1/16/15	MetLife, Inc., Call, Strike 60.00	59,108	85,976
	133	8/16/14	National Oilwell Varco, Inc., Call, Strike 75.00	60,136	71,155
	13,173	4/17/14	Occidental Petroleum Corp., Put, Strike 95.00	26,083	15,017
	6,532	10/17/14	Oceaneering International, Inc., Put, Strike 70.00	32,333	33,000
	17	4/19/14	Petsmart, Inc., Put, Strike 60.00	1,597	255
	133	5/17/14	Phillips 66 Put, Strike 72.50	48,064	15,960
	13,300	8/15/14	Phillips 66, Put, Strike 70.00	80,266	29,260
	41,130	1/16/15	Prudential Financial, Inc., Call, Strike 97.50	84,316	97,272
	33,700	4/17/14	QEP Resources, Inc., Put, Strike 25.00	15,165	221
	33,300	7/18/14	Rowan Companies, Inc., Put, Strike 32.00	60,273	39,960
	2,873	5/16/14	Security Capital U.S. Realty, Put, Strike 1,038.46	25,512	12,110
	2,873	5/16/14	Security Capital U.S. Realty, Call, Strike 1,205.77	18,560	34,966
	2,886	6/20/14	Security Capital U.S. Realty, Call, Strike 1,206.53	45,079	59,327
	2,886	6/20/14	Security Capital U.S. Realty, Put, Strike 1,034.17	39,827	27,893
	9,821	5/16/14	SM Energy Co., Put, Strike 65.00	14,732	12,522
	10,294	12/31/14	SPDR Gold Shares, Call, Strike 149.21	18,944	13,714
	9,065	3/20/15	SPDR Gold Shares, Call, Strike 158.85	16,128	11,922
	10	7/19/14	Time Warner Cable, Inc., Call, Strike 150.00	4,876	1,400
	114	6/21/14	Twitter, Inc., Call, Strike 67.50	31,084	3,990
	41	4/19/14	Xl Group PLC Call, Strike 32.00	4,800	574
Bank of America N.A.	1,720	6/20/14	MSCI Emerging Markets Index, Put, Strike 852.35	38,287	14,844
Bank of America N.A.	1,720	6/20/14	MSCI Emerging Markets Index, Call, Strike 1,013.35	25,903	42,909
Bank of America N.A.	1,798	5/16/14	S&P 500 Index, Put, Strike 1,661.71	10,249	5,732
Bank of America N.A.	1,798	5/16/14	S&P 500 Index, Call, Strike 1,920.19	10,249	14,340
BNP Paribas SA	12,909	6/13/14	Nikkei 225 Index, Put, Strike 13,606.78	49,216	25,613
BNP Paribas SA	12,909	6/13/14	Nikkei 225 Index, Call, Strike 15,739.73	43,645	34,099
BNP Paribas SA	1,886	4/17/14	S&P 500 Index, Put, Strike 1,690.00	18,294	1,462
BNP Paribas SA	1,886	4/17/14	S&P 500 Index, Call, Strike 1,900.00	11,882	8,676
BNP Paribas SA	1,506	6/20/14	S&P 500 Index, Put, Strike 1,680.00	24,698	14,908
BNP Paribas SA	1,506	6/20/14	S&P 500 Index, Call, Strike 1,896.02	22,358	39,722

Notes to Portfolio of Investments (Unaudited) (Continued)

OTC Counterparty	Units	Expiration Date	Description	Premiums Received	Value
BlackRock Global Allocation Fund (Continued)
Citibank N.A.	167,120	12/12/14	Topix Index, Put, Strike 1,047.55	$74,363	$75,429
Citibank N.A.	167,120	12/12/14	Topix Index, Call, Strike 1,318.19	49,259	42,665
Credit Suisse International	2,868	4/17/14	S&P 500 Index, Put, Strike 1,709.07	14,053	1,702
Credit Suisse International	2,868	4/17/14	S&P 500 Index, Call, Strike 1,932.00	7,283	1,746
Credit Suisse International	1,771	5/16/14	S&P 500 Index, Put, Strike 1,684.81	6,730	7,569
Credit Suisse International	1,771	5/16/14	S&P 500 Index, Call, Strike 1,946.89	5,313	5,896
Deutsche Bank AG	8,612,800	6/4/14	3-Month USD LIBOR BBA 5 Year Swaption, Put, Strike 1.65 (receive fixed rate); Underlying swap terminates 6/06/19	48,232	11,003
Goldman Sachs & Co.	13,270,408	6/16/14	3-Month USD LIBOR BBA 10 Year Swaption, Call, Strike 2.60 (pay fixed rate); Underlying swap terminates 6/18/24	25,545	21,398
Goldman Sachs & Co.	16,629,765	11/28/14	3-Month USD LIBOR BBA 10 Year Swaption, Put, Strike 3.50 (receive fixed rate); Underlying swap terminates 12/02/24	165,632	166,322
JPMorgan Chase Bank N.A.	2,126	6/20/14	MSCI Emerging Markets Index, Put, Strike 834.93	57,402	15,046
JPMorgan Chase Bank N.A.	2,126	6/20/14	MSCI Emerging Markets Index, Call, Strike 990.32	48,069	77,701
JPMorgan Chase Bank N.A.	9,491	6/13/14	Nikkei 225 Index, Put, Strike 13,322.61	35,892	14,607
JPMorgan Chase Bank N.A.	9,491	6/13/14	Nikkei 225 Index, Call, Strike 15,555.05	27,782	30,643
JPMorgan Chase Bank N.A.	167,457	5/9/14	Topix Index, Put, Strike 1,147.09	41,525	64,807
JPMorgan Chase Bank N.A.	167,457	5/9/14	Topix Index, Call, Strike 1,285.95	23,842	5,039
Morgan Stanley & Co.	2,730	4/17/14	S&P 500 Index, Put, Strike 1,624.53	19,110	276
UBS AG	196,403	4/11/14	Topix Index, Call, Strike 1,366.56	11,196	275

				$2,593,540	$1,879,074

USD	U.S. Dollar

Transactions in written option contracts during the period ended March 31, 2014, were as follows:

	Number of Contracts	Premiums Received
PIMCO Total Return Fund
Options outstanding at December 31, 2013	377,200,136	$1,278,218
Options written	164,300,086	1,435,880
Options terminated in closing purchase transactions	(1,800,000)	(2,970)
Options expired	(359,800,136)	(1,275,248)
Options exercised	(15,600,000)	-

Options outstanding at March 31, 2014	164,300,086	$1,435,880

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Contracts	Premiums Received
BlackRock Global Allocation Fund
Options outstanding at December 31, 2013	52,727,287	$1,138,223
Options written	46,054,894	2,899,390
Options terminated in closing purchase transactions	(58,812,147)	(1,135,545)
Options expired	(73,990)	(220,158)
Options exercised	(13,392)	(88,370)

Options outstanding at March 31, 2014	39,882,652	$2,593,540

Structured Investments

A structured investment typically involves the deposit by a financial institution of one or more securities or other assets (the “underlying investments”) with a specially created corporation or trust, which in turn issues one or more classes of securities (“structured securities”) backed by, or representing different interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will reflect that of the underlying instruments. Investments in a structured security may be subordinated to the right of payment of another class of securities.

Structured securities may be highly volatile and their use by a Fund may not be successful. The terms of a structured security may create investment leverage. Structured securities are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Notes to Portfolio of Investments (Unaudited) (Continued)

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2014, the Funds had no unfunded loan commitments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, which could be unlimited, in cases where a Fund is unable for whatever reason to close out its short position; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Reverse Repurchase Agreements and Treasury Rolls

Each Fund may enter into reverse repurchase agreements or Treasury rolls with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty. Similarly, in a Treasury roll transaction, a Fund sells a Treasury security and simultaneously enters into an agreement to repurchase the security from the buyer at a later

Notes to Portfolio of Investments (Unaudited) (Continued)

date, at the original sale price plus interest. The repurchase price is typically adjusted to provide the Fund the economic benefit of any interest that accrued on the Treasury security during the term of the transaction. The Fund may use the purchase price received by it to earn additional return during the term of the Treasury roll transaction.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

Treasury roll transactions also generally create investment leverage. If the counterparty in such a transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

A Fund accounts for a Treasury roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these Treasury roll transactions may be considered financing transactions, whereby the difference in the sales price and the future price is recorded as an adjustment to interest income.

The Fund(s) listed in the following table had Treasury roll transactions during the period ended March 31, 2014, which were accounted for as financing transactions:

PIMCO Total Return Fund
Average balance outstanding	$2,018,731.00
Weighted average interest rate	0.09%

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into Treasury roll transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular

Notes to Portfolio of Investments (Unaudited) (Continued)

securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities to qualified brokers, under the terms of a master netting agreement. Securities lending cannot exceed 33% of the total assets of the Fund taken at current value.

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the borrower, as well as a share of the income earned on investment of the cash collateral received for the loan of securities. At March 31, 2014, the Fund(s) collateral was equal to or greater than 100% of the market value of securities on loan other than those disclosed below.

Notes to Portfolio of Investments (Unaudited) (Continued)

	Securities loaned at value	Collateral Received	Net Amount
Small Company Growth Fund	$5,277,915	$(5,190,483)	$87,432

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income, dividend expense, and distributions including realized gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, RetireSMART Growth Fund, RetireSMART In Retirement Fund, RetireSMART 2010 Fund, RetireSMART 2015 Fund, RetireSMART 2020 Fund, RetireSMART 2025 Fund, RetireSMART 2030 Fund, RetireSMART 2035 Fund, RetireSMART 2040 Fund, RetireSMART 2045 Fund, RetireSMART 2050, and RetireSMART 2055 Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The BlackRock Global Allocation Fund invests a significant amount of its assets and each of the Diversified International Fund, MSCI EAFE International Index Fund, and Overseas Fund invests substantially all of its assets in foreign securities. The other Funds and certain underlying funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political,

Notes to Portfolio of Investments (Unaudited) (Continued)

regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the BlackRock Global Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the BlackRock Global Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At March 31, 2014, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund	$1,901,363,233	$41,832,819	$(26,165,000)	$15,667,819
Strategic Bond Fund	186,192,642	5,593,216	(2,553,892)	3,039,324
BlackRock Global Allocation Fund	586,627,281	95,492,475	(19,106,410)	76,386,065
Diversified Value Fund	284,798,490	104,136,280	(1,382,097)	102,754,183
Fundamental Value Fund	970,572,323	457,532,246	(6,268,271)	451,263,975
Large Cap Value Fund	415,182,822	82,103,880	(4,089,781)	78,014,099
S&P 500 Index Fund	2,005,396,977	1,227,863,386	(47,319,981)	1,180,543,405
Focused Value Fund	655,185,994	215,338,307	(1,273,494)	214,064,813
Fundamental Growth Fund	107,483,091	27,025,972	(479,935)	26,546,037
Blue Chip Growth Fund	791,228,187	380,787,444	(1,657,612)	379,129,832
Growth Opportunities Fund	652,797,063	293,993,235	(4,162,516)	289,830,719
Mid-Cap Value Fund	143,251,782	25,482,706	(1,982,366)	23,500,340
Small Cap Value Equity Fund	110,282,558	45,983,239	(1,375,261)	44,607,978
Small Company Value Fund	384,527,935	158,210,812	(7,926,220)	150,284,592
S&P Mid Cap Index Fund	135,269,133	26,672,870	(1,672,476)	25,000,394
Russell 2000 Small Cap Index Fund	122,383,460	24,275,453	(2,976,528)	21,298,925
Mid Cap Growth Equity II Fund	1,419,038,865	616,480,797	(15,859,959)	600,620,838
Small Cap Growth Equity Fund	862,446,927	213,078,054	(15,947,559)	197,130,495

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Small Company Growth Fund	$63,096,882	$7,590,818	$(2,412,423)	$5,178,395
Diversified International Fund	145,464,459	24,011,701	(4,214,791)	19,796,910
MSCI EAFE International Index Fund	182,929,425	43,639,475	(2,741,718)	40,897,757
Overseas Fund	528,558,090	121,726,253	(9,162,050)	112,564,203
RetireSMART Conservative Fund	207,162,234	9,033,067	(4,198,561)	4,834,506
RetireSMART Moderate Fund	395,226,448	39,711,565	(5,186,917)	34,524,648
RetireSMART Moderate Growth Fund	299,018,800	44,977,983	(2,092,670)	42,885,313
RetireSMART Growth Fund	92,662,690	13,624,251	(336,854)	13,287,397
RetireSMART In Retirement Fund	82,382,382	4,163,667	(1,912,655)	2,251,012
RetireSMART 2010 Fund	102,207,450	6,473,328	(1,871,713)	4,601,615
RetireSMART 2015 Fund	23,599,004	609,210	(203,600)	405,610
RetireSMART 2020 Fund	432,922,888	48,146,712	(5,389,521)	42,757,191
RetireSMART 2025 Fund	32,955,651	1,116,540	(135,446)	981,094
RetireSMART 2030 Fund	386,277,111	51,650,170	(2,644,080)	49,006,090
RetireSMART 2035 Fund	26,816,777	1,134,548	(66,975)	1,067,573
RetireSMART 2040 Fund	251,529,323	34,306,820	(1,293,279)	33,013,541
RetireSMART 2045 Fund	14,069,424	742,979	(15,616)	727,363
RetireSMART 2050 Fund	80,972,951	8,049,195	(51,997)	7,997,198
RetireSMART 2055 Fund	1,603,743	37,171	(7,581)	29,590

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2014, was as follows:

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Conservative Fund
Babson Global Floating Rate Fund, Class Y*	-	65,344	-	65,344	$668,464	$4,977	$-	$-
MassMutual Premier Core Bond Fund, Class I	5,084,410	654,418	148,219	5,590,609	62,279,380	-	-	(48,484)
MassMutual Premier Disciplined Growth Fund, Class R5	629,684	15,830	30,605	614,909	7,458,844	-	-	73,576
MassMutual Premier Disciplined Value Fund, Class R5	506,984	13,568	21,328	499,224	7,563,247	-	-	94,467
MassMutual Premier Focused International Fund, Class I	55,912	1,388	3,701	53,599	674,274	-	-	7,668
MassMutual Premier High Yield Fund, Class I	508,854	11,620	80,347	440,127	4,401,267	-	-	81,099
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,273,628	210,703	58,924	1,425,407	14,795,723	-	-	(85,862)
MassMutual Premier International Equity Fund, Class R5	112,338	2,685	8,059	106,964	1,654,738	-	-	28,661
MassMutual Premier Money Market Fund, Class R5	4,244,088	104,136	3,054,368	1,293,856	1,293,856	45	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	3,748,568	138,135	717,030	3,169,673	33,059,689	-	-	(277,904)
MassMutual Premier Strategic Emerging Markets Fund, Class I	281,685	6,306	48,703	239,288	2,792,487	-	-	(205,267)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Conservative Fund (Continued)
MassMutual Select Blue Chip Growth Fund, Class R5	81,920	6,607	7,014	81,513	$1,365,344	$-	$-	$34,472
MassMutual Select Diversified International Fund, Class R5	220,114	7,423	11,519	216,018	1,630,935	-	-	20,941
MassMutual Select Diversified Value Fund, Class R5	100,521	18,135	6,219	112,437	1,561,755	-	-	26,331
MassMutual Select Focused Value Fund, Class I	194,118	6,706	26,252	174,572	4,043,077	-	-	166,005
MassMutual Select Fundamental Growth Fund, Class R5	164,393	13,631	12,369	165,655	1,394,819	-	-	24,528
MassMutual Select Fundamental Value Fund, Class I	114,069	4,065	6,478	111,656	1,545,319	-	-	15,683
MassMutual Select Growth Opportunities Fund, Class I	103,063	7,375	7,730	102,708	1,177,032	-	-	20,796
MassMutual Select Large Cap Value Fund, Class R5	101,818	20,838	5,301	117,355	1,131,305	-	-	(8,686)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	85,201	1,957	7,279	79,879	1,520,090	-	-	36,146
MassMutual Select Mid-Cap Value Fund, Class I	129,416	5,052	6,524	127,944	1,921,719	-	-	23,796
MassMutual Select Overseas Fund, Class I	552,761	14,609	31,363	536,007	4,813,347	-	-	60,612
MassMutual Select PIMCO Total Return Fund, Class I	1,082,668	277,909	32,098	1,328,479	13,603,626	-	-	(10,589)
MassMutual Select Small Cap Growth Equity Fund, Class I	45,473	1,202	21,616	25,059	481,881	-	-	81,259
MassMutual Select Small Cap Value Equity Fund, Class R5	105,686	2,088	13,361	94,413	1,424,688	-	-	78,774
MassMutual Select Small Company Growth Fund, Class R5	44,975	1,209	8,441	37,743	479,710	-	-	18,105
MassMutual Select Small Company Value Fund, Class I	30,571	472	11,293	19,750	331,213	-	-	27,407
MassMutual Select Strategic Bond Fund, Class R5	896,830	67,618	27,873	936,575	9,450,040	-	-	1,197
MM MSCI EAFE International Index Fund, Class I	378,552	9,220	27,532	360,240	4,895,656	-	-	61,120
MM Russell 2000 Small Cap Index Fund, Class I	123,853	8,919	12,776	119,996	1,600,747	-	-	33,960
MM S&P Mid Cap Index Fund, Class I	184,887	5,236	9,178	180,945	2,323,336	-	-	16,342
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,096,584	273,291	32,474	1,337,401	4,279,685	-	-	(5,231)
Oppenheimer Developing Markets Fund, Class I**	75,702	12,884	21,362	67,224	2,483,270	-	-	(1,382)
Oppenheimer Global Real Estate Fund, Class I**	177,490	50,076	4,981	222,585	2,277,050	4,606	-	(3,019)
Oppenheimer International Bond Fund, Class I**	1,343,644	46,423	192,075	1,197,992	7,295,771	68,058	-	(50,503)
Oppenheimer Real Estate Fund, Class I**	74,192	21,218	4,191	91,219	2,323,356	6,943	-	(7,433)

					$211,996,740	$84,629	$-	$328,585

RetireSMART Moderate Fund
Babson Global Floating Rate Fund, Class Y*	-	136,178	799	135,379	$1,384,923	$10,312	$-	$8
MassMutual Premier Core Bond Fund, Class I	6,131,569	874,919	129,476	6,877,012	76,609,909	-	-	(35,774)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Moderate Fund (Continued)
MassMutual Premier Disciplined Growth Fund, Class R5	2,108,156	80,120	78,613	2,109,663	$25,590,212	$-	$-	$182,663
MassMutual Premier Disciplined Value Fund, Class R5	1,697,120	66,880	50,848	1,713,152	25,954,250	-	-	216,690
MassMutual Premier Focused International Fund, Class I	231,018	9,854	6,190	234,682	2,952,302	-	-	11,779
MassMutual Premier High Yield Fund, Class I	1,059,284	52,245	189,442	922,087	9,220,865	-	-	191,783
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,453,313	232,222	47,893	1,637,642	16,998,724	-	-	(66,865)
MassMutual Premier International Equity Fund, Class R5	464,286	19,535	15,715	468,106	7,241,597	-	-	23,308
MassMutual Premier Money Market Fund, Class R5	1,494,688	60,066	1,182,878	371,876	371,876	16	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	3,674,059	242,744	841,698	3,075,105	32,073,342	-	-	(251,376)
MassMutual Premier Strategic Emerging Markets Fund, Class I	764,800	29,522	73,508	720,814	8,411,895	-	-	(319,229)
MassMutual Select Blue Chip Growth Fund, Class R5	446,792	29,651	24,769	451,674	7,565,539	-	-	150,933
MassMutual Select Diversified International Fund, Class R5	917,607	48,482	20,443	945,646	7,139,624	-	-	34,661
MassMutual Select Diversified Value Fund, Class R5	548,094	87,742	21,444	614,392	8,533,910	-	-	90,222
MassMutual Select Focused Value Fund, Class I	490,020	28,393	66,224	452,189	10,472,707	-	-	343,500
MassMutual Select Fundamental Growth Fund, Class R5	896,476	54,744	33,233	917,987	7,729,451	-	-	62,010
MassMutual Select Fundamental Value Fund, Class I	621,932	37,203	41,429	617,706	8,549,055	-	-	114,912
MassMutual Select Growth Opportunities Fund, Class I	562,046	39,433	32,150	569,329	6,524,506	-	-	88,314
MassMutual Select Large Cap Value Fund, Class R5	555,160	101,216	17,560	638,816	6,158,191	-	-	(32,448)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	387,288	14,328	29,526	372,090	7,080,881	-	-	92,106
MassMutual Select Mid-Cap Value Fund, Class I	588,221	30,385	22,594	596,012	8,952,096	-	-	79,962
MassMutual Select Overseas Fund, Class I	2,283,933	111,282	49,053	2,346,162	21,068,531	-	-	66,389
MassMutual Select PIMCO Total Return Fund, Class I	1,313,627	354,190	27,915	1,639,902	16,792,601	-	-	(16,179)
MassMutual Select Small Cap Growth Equity Fund, Class I	199,832	8,241	97,747	110,326	2,121,569	-	-	373,798
MassMutual Select Small Cap Value Equity Fund, Class R5	433,078	14,439	36,816	410,701	6,197,478	-	-	191,112
MassMutual Select Small Company Growth Fund, Class R5	197,652	8,238	41,000	164,890	2,095,746	-	-	88,008
MassMutual Select Small Company Value Fund, Class I	120,131	3,282	37,423	85,990	1,442,049	-	-	79,236
MassMutual Select Strategic Bond Fund, Class R5	1,088,190	91,762	23,883	1,156,069	11,664,731	-	-	2,156
MM MSCI EAFE International Index Fund, Class I	1,559,362	64,719	47,154	1,576,927	21,430,434	-	-	84,343
MM Russell 2000 Small Cap Index Fund, Class I	542,139	31,366	50,441	523,064	6,977,680	-	-	131,958

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income		Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Moderate Fund (Continued)
MM S&P Mid Cap Index Fund, Class I	840,293	34,228	31,612	842,909	$10,822,946	$-		$-	$46,388
Oppenheimer Commodity Strategy Total Return Fund, Class I**	3,038,670	919,375	64,321	3,893,724	12,459,916	-		-	(8,209)
Oppenheimer Developing Markets Fund, Class I**	237,688	25,745	60,300	203,133	7,503,739	-		-	(11,855)
Oppenheimer Global Real Estate Fund, Class I**	533,091	122,604	10,868	644,827	6,596,577	13,347		-	(7,235)
Oppenheimer International Bond Fund, Class I**	1,935,968	94,658	334,755	1,695,871	10,327,856	96,430		-	(50,658)
Oppenheimer Real Estate Fund, Class I**	221,523	51,790	8,948	264,365	6,733,388	20,130		-	(14,661)

					$429,751,096	$140,235		$-	$1,931,750

RetireSMART Moderate Growth Fund
Babson Global Floating Rate Fund, Class Y*	-	179,260	3,324	175,936	$1,799,830	$13,402		$-	$33
MassMutual Premier Core Bond Fund, Class I	1,381,427	261,073	106,727	1,535,773	17,108,509	-		-	(29,928)
MassMutual Premier Disciplined Growth Fund, Class R5	1,966,525	51,161	74,993	1,942,693	23,564,868	-		-	175,523
MassMutual Premier Disciplined Value Fund, Class R5	1,583,111	43,954	49,575	1,577,490	23,898,970	-		-	213,506
MassMutual Premier Focused International Fund, Class I	275,440	12,277	7,373	280,344	3,526,727	-		-	15,476
MassMutual Premier High Yield Fund, Class I	1,393,730	49,986	252,356	1,191,360	11,913,603	-		-	40,227
MassMutual Premier Inflation-Protected and Income Fund, Class I	403,054	76,151	56,552	422,653	4,387,140	-		-	(100,702)
MassMutual Premier International Equity Fund, Class R5	553,517	27,400	21,572	559,345	8,653,066	-		-	189
MassMutual Premier Money Market Fund, Class R5	10,401	-	8,000	2,401	2,401	-	†	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	906,627	122,112	181,299	847,440	8,838,802	-		-	(72,648)
MassMutual Premier Strategic Emerging Markets Fund, Class I	739,807	82,419	32,936	789,290	9,211,013	-		-	(148,767)
MassMutual Select Blue Chip Growth Fund, Class R5	644,177	30,503	33,037	641,643	10,747,524	-		-	204,022
MassMutual Select Diversified International Fund, Class R5	1,100,935	61,875	32,982	1,129,828	8,530,204	-		-	19,412
MassMutual Select Diversified Value Fund, Class R5	790,255	104,351	28,164	866,442	12,034,884	-		-	117,121
MassMutual Select Focused Value Fund, Class I	373,388	18,649	52,083	339,954	7,873,337	-		-	249,192
MassMutual Select Fundamental Growth Fund, Class R5	1,292,567	59,962	48,467	1,304,062	10,980,199	-		-	92,035
MassMutual Select Fundamental Value Fund, Class I	896,717	47,679	68,393	876,003	12,123,879	-		-	190,912
MassMutual Select Growth Opportunities Fund, Class I	810,402	44,286	45,647	809,041	9,271,608	-		-	129,263
MassMutual Select Large Cap Value Fund, Class R5	800,450	122,241	23,727	898,964	8,666,013	-		-	(44,430)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	391,539	9,930	30,123	371,346	7,066,710	-		-	75,346
MassMutual Select Mid-Cap Value Fund, Class I	594,699	23,749	23,593	594,855	8,934,722	-		-	84,812

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Moderate Growth Fund (Continued)
MassMutual Select Overseas Fund, Class I	2,723,014	153,073	72,920	2,803,167	$25,172,443	$-	$-	$101,380
MassMutual Select PIMCO Total Return Fund, Class I	299,768	94,792	28,799	365,761	3,745,396	-	-	(5,944)
MassMutual Select Small Cap Growth Equity Fund, Class I	264,597	7,346	131,342	140,601	2,703,760	-	-	499,630
MassMutual Select Small Cap Value Equity Fund, Class R5	555,582	12,938	42,285	526,235	7,940,881	-	-	222,441
MassMutual Select Small Company Growth Fund, Class R5	261,720	7,379	58,242	210,857	2,679,990	-	-	117,134
MassMutual Select Small Company Value Fund, Class I	151,085	2,899	43,856	110,128	1,846,849	-	-	110,604
MassMutual Select Strategic Bond Fund, Class R5	248,318	17,150	6,639	258,829	2,611,581	-	-	588
MM MSCI EAFE International Index Fund, Class I	1,855,214	78,320	49,392	1,884,142	25,605,485	-	-	111,022
MM Russell 2000 Small Cap Index Fund, Class I	715,355	26,447	72,290	669,512	8,931,290	-	-	170,800
MM S&P Mid Cap Index Fund, Class I	849,540	24,737	33,004	841,273	10,801,944	-	-	58,796
Oppenheimer Commodity Strategy Total Return Fund, Class I**	3,113,037	1,001,259	83,914	4,030,382	12,897,222	-	-	(10,702)
Oppenheimer Developing Markets Fund, Class I**	286,974	17,578	82,474	222,078	8,203,578	-	-	17,102
Oppenheimer Global Real Estate Fund, Class I**	570,882	94,708	14,362	651,228	6,662,061	13,492	-	(9,023)
Oppenheimer International Bond Fund, Class I**	1,201,185	42,968	231,975	1,012,178	6,164,166	58,566	-	(35,321)
Oppenheimer Real Estate Fund, Class I**	237,942	38,425	9,250	267,117	6,803,458	20,357	-	(13,347)

					$341,904,113	$105,817	$-	$2,545,754

RetireSMART Growth Fund
Babson Global Floating Rate Fund, Class Y*	-	8,458	565	7,893	$80,750	$602	$-	$6
MassMutual Premier Core Bond Fund, Class I	71,325	53,802	41,690	83,437	929,491	-	-	(17,776)
MassMutual Premier Disciplined Growth Fund, Class R5	533,851	27,748	32,343	529,256	6,419,878	-	-	73,601
MassMutual Premier Disciplined Value Fund, Class R5	429,872	22,716	22,842	429,746	6,510,650	-	-	96,320
MassMutual Premier Focused International Fund, Class I	96,872	7,418	4,778	99,512	1,251,863	-	-	9,775
MassMutual Premier High Yield Fund, Class I	65,175	5,737	17,070	53,842	538,424	-	-	(1,769)
MassMutual Premier Inflation-Protected and Income Fund, Class I	32,074	21,763	21,448	32,389	336,193	-	-	(13,932)
MassMutual Premier International Equity Fund, Class R5	194,591	16,135	12,273	198,453	3,070,069	-	-	27,401
MassMutual Premier Short-Duration Bond Fund, Class I	59,380	49,839	10,802	98,417	1,026,490	-	-	(1,429)
MassMutual Premier Strategic Emerging Markets Fund, Class I	270,085	35,755	17,886	287,954	3,360,428	-	-	(80,653)
MassMutual Select Blue Chip Growth Fund, Class R5	281,510	18,973	21,007	279,476	4,681,228	-	-	130,170
MassMutual Select Diversified International Fund, Class R5	388,627	33,376	21,021	400,982	3,027,414	-	-	12,589

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Growth Fund (Continued)
MassMutual Select Diversified Value Fund, Class R5	345,516	48,327	18,657	375,186	$5,211,334	$-	$-	$76,182
MassMutual Select Focused Value Fund, Class I	125,292	9,392	20,121	114,563	2,653,283	-	-	99,941
MassMutual Select Fundamental Growth Fund, Class R5	565,047	39,450	36,523	567,974	4,782,342	-	-	72,881
MassMutual Select Fundamental Value Fund, Class I	392,133	30,787	41,654	381,266	5,276,720	-	-	114,858
MassMutual Select Growth Opportunities Fund, Class I	354,220	26,748	28,510	352,458	4,039,165	-	-	80,026
MassMutual Select Large Cap Value Fund, Class R5	350,031	55,898	17,258	388,671	3,746,785	-	-	(30,117)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	140,948	7,124	13,902	134,170	2,553,246	-	-	33,868
MassMutual Select Mid-Cap Value Fund, Class I	214,122	13,646	12,866	214,902	3,227,833	-	-	44,883
MassMutual Select Overseas Fund, Class I	957,653	84,147	47,040	994,760	8,932,945	-	-	65,605
MassMutual Select PIMCO Total Return Fund, Class I	15,973	5,711	1,622	20,062	205,433	-	-	(66)
MassMutual Select Small Cap Growth Equity Fund, Class I	99,130	5,460	51,526	53,064	1,020,425	-	-	187,214
MassMutual Select Small Cap Value Equity Fund, Class R5	203,810	9,552	16,093	197,269	2,976,782	-	-	72,915
MassMutual Select Small Company Growth Fund, Class R5	98,135	5,488	24,363	79,260	1,007,396	-	-	54,680
MassMutual Select Small Company Value Fund, Class I	54,653	2,149	15,503	41,299	692,580	-	-	39,033
MassMutual Select Strategic Bond Fund, Class R5	13,238	1,170	645	13,763	138,873	-	-	(228)
MM MSCI EAFE International Index Fund, Class I	651,689	48,834	31,901	668,622	9,086,579	-	-	67,199
MM Russell 2000 Small Cap Index Fund, Class I	267,358	15,877	31,945	251,290	3,352,215	-	-	73,410
MM S&P Mid Cap Index Fund, Class I	305,900	16,072	18,064	303,908	3,902,183	-	-	29,005
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,016,205	314,679	59,736	1,271,148	4,067,674	-	-	(10,107)
Oppenheimer Developing Markets Fund, Class I**	97,017	11,715	27,574	81,158	2,997,979	-	-	1,244
Oppenheimer Global Real Estate Fund, Class I**	190,523	33,560	9,055	215,028	2,199,732	4,429	-	(5,163)
Oppenheimer International Bond Fund, Class I**	90,468	5,108	30,006	65,570	399,320	3,941	-	(5,019)
Oppenheimer Real Estate Fund, Class I**	81,462	11,501	4,766	88,197	2,246,385	6,684	-	(7,124)

					$105,950,087	$15,656	$-	$1,289,423

RetireSMART In Retirement Fund
Babson Global Floating Rate Fund, Class Y*	-	21,889	-	21,889	$223,925	$1,667	$-	$-
MassMutual Premier Core Bond Fund, Class I	1,504,753	160,852	53,992	1,611,613	17,953,372	-	-	(15,229)
MassMutual Premier Disciplined Growth Fund, Class R5	303,088	6,799	16,331	293,556	3,560,840	-	-	60,258
MassMutual Premier Disciplined Value Fund, Class R5	243,997	5,875	11,529	238,343	3,610,900	-	-	62,898

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART In Retirement Fund (Continued)
MassMutual Premier Focused International Fund, Class I	25,515	569	2,182	23,902	$300,682	$-	$-	$4,310
MassMutual Premier High Yield Fund, Class I	167,690	4,069	27,244	144,515	1,445,150	-	-	25,666
MassMutual Premier Inflation-Protected and Income Fund, Class I	960,880	134,566	49,334	1,046,112	10,858,646	-	-	(39,638)
MassMutual Premier International Equity Fund, Class R5	51,278	1,110	4,618	47,770	738,999	-	-	18,691
MassMutual Premier Money Market Fund, Class R5	1,845,460	40,684	1,340,465	545,679	545,679	20	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	1,453,523	53,472	176,816	1,330,179	13,873,763	-	-	(70,111)
MassMutual Premier Strategic Emerging Markets Fund, Class I	140,033	2,848	23,947	118,934	1,387,960	-	-	(110,295)
MassMutual Select Blue Chip Growth Fund, Class R5	38,406	3,008	3,664	37,750	632,311	-	-	17,993
MassMutual Select Diversified International Fund, Class R5	100,445	3,095	7,130	96,410	727,894	-	-	12,930
MassMutual Select Diversified Value Fund, Class R5	47,114	8,256	3,145	52,225	725,411	-	-	13,535
MassMutual Select Focused Value Fund, Class I	97,737	2,694	13,459	86,972	2,014,260	-	-	67,267
MassMutual Select Fundamental Growth Fund, Class R5	77,063	6,299	6,629	76,733	646,091	-	-	13,165
MassMutual Select Fundamental Value Fund, Class I	53,463	1,522	3,313	51,672	715,137	-	-	8,318
MassMutual Select Growth Opportunities Fund, Class I	48,315	3,201	3,956	47,560	545,037	-	-	10,750
MassMutual Select Large Cap Value Fund, Class R5	47,722	9,665	2,838	54,549	525,854	-	-	(4,728)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	36,649	764	3,344	34,069	648,330	-	-	14,495
MassMutual Select Mid-Cap Value Fund, Class I	55,659	2,026	3,096	54,589	819,925	-	-	11,343
MassMutual Select Overseas Fund, Class I	252,276	6,025	19,042	239,259	2,148,545	-	-	53,098
MassMutual Select PIMCO Total Return Fund, Class I	314,702	92,107	19,788	387,021	3,963,090	-	-	(178)
MassMutual Select Small Cap Growth Equity Fund, Class I	19,977	762	9,869	10,870	209,025	-	-	44,933
MassMutual Select Small Cap Value Equity Fund, Class R5	47,877	846	6,853	41,870	631,816	-	-	44,847
MassMutual Select Small Company Growth Fund, Class R5	19,754	761	3,926	16,589	210,851	-	-	11,537
MassMutual Select Small Company Value Fund, Class I	14,094	194	5,541	8,747	146,684	-	-	15,030
MassMutual Select Strategic Bond Fund, Class R5	260,695	12,893	9,418	264,170	2,665,479	-	-	3,983
MM MSCI EAFE International Index Fund, Class I	172,763	3,779	15,744	160,798	2,185,238	-	-	34,069
MM Russell 2000 Small Cap Index Fund, Class I	54,446	4,676	6,129	52,993	706,932	-	-	15,942
MM S&P Mid Cap Index Fund, Class I	79,519	2,043	4,347	77,215	991,437	-	-	6,856
Oppenheimer Commodity Strategy Total Return Fund, Class I**	554,446	129,927	18,859	665,514	2,129,646	-	-	(1,613)
Oppenheimer Developing Markets Fund, Class I**	38,433	5,905	11,120	33,218	1,227,082	-	-	(1,066)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART In Retirement Fund (Continued)
Oppenheimer Global Real Estate Fund, Class I**	89,284	23,935	2,909	110,310	$1,128,473	$2,304	$-	$(1,373)
Oppenheimer International Bond Fund, Class I**	493,454	15,745	76,227	432,972	2,636,797	25,139	-	(19,805)
Oppenheimer Real Estate Fund, Class I**	37,052	10,429	2,246	45,235	1,152,133	3,474	-	(3,169)

					$84,633,394	$32,604	$-	$304,709

RetireSMART 2010 Fund
Babson Global Floating Rate Fund, Class Y*	-	33,694	-	33,694	$344,694	$2,567	$-	$-
MassMutual Premier Core Bond Fund, Class I	1,840,897	233,626	137,136	1,937,387	21,582,491	-	-	(40,225)
MassMutual Premier Disciplined Growth Fund, Class R5	463,417	23,677	44,223	442,871	5,372,027	-	-	143,217
MassMutual Premier Disciplined Value Fund, Class R5	373,027	19,723	33,219	359,531	5,446,898	-	-	168,166
MassMutual Premier Focused International Fund, Class I	47,303	2,503	4,295	45,511	572,528	-	-	8,701
MassMutual Premier High Yield Fund, Class I	262,539	12,726	54,427	220,838	2,208,376	-	-	57,953
MassMutual Premier Inflation-Protected and Income Fund, Class I	948,817	205,504	83,784	1,070,537	11,112,174	-	-	(74,586)
MassMutual Premier International Equity Fund, Class R5	95,051	5,003	9,133	90,921	1,406,544	-	-	36,746
MassMutual Premier Money Market Fund, Class R5	885,953	47,574	713,570	219,957	219,957	9	-	1
MassMutual Premier Short-Duration Bond Fund, Class I	1,298,730	90,197	327,792	1,061,135	11,067,641	-	-	(98,873)
MassMutual Premier Strategic Emerging Markets Fund, Class I	172,595	8,748	30,577	150,766	1,759,436	-	-	(139,232)
MassMutual Select Blue Chip Growth Fund, Class R5	64,903	7,327	8,361	63,869	1,069,799	-	-	41,905
MassMutual Select Diversified International Fund, Class R5	186,425	11,472	14,364	183,533	1,385,676	-	-	27,540
MassMutual Select Diversified Value Fund, Class R5	79,602	16,972	8,519	88,055	1,223,078	-	-	35,503
MassMutual Select Focused Value Fund, Class I	123,685	9,285	24,013	108,957	2,523,444	-	-	110,644
MassMutual Select Fundamental Growth Fund, Class R5	130,204	14,189	14,583	129,810	1,093,002	-	-	28,398
MassMutual Select Fundamental Value Fund, Class I	90,315	6,275	9,269	87,321	1,208,524	-	-	22,517
MassMutual Select Growth Opportunities Fund, Class I	81,650	8,555	9,720	80,485	922,356	-	-	26,956
MassMutual Select Large Cap Value Fund, Class R5	80,623	19,155	7,905	91,873	885,655	-	-	(13,783)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	82,186	4,101	11,371	74,916	1,425,660	-	-	50,218
MassMutual Select Mid-Cap Value Fund, Class I	124,795	8,088	12,836	120,047	1,803,104	-	-	47,078
MassMutual Select Overseas Fund, Class I	467,595	24,824	37,002	455,417	4,089,645	-	-	104,253
MassMutual Select PIMCO Total Return Fund, Class I	387,146	110,542	29,579	468,109	4,793,436	-	-	(5,847)
MassMutual Select Small Cap Growth Equity Fund, Class I	41,663	2,347	22,795	21,215	407,970	-	-	79,855
MassMutual Select Small Cap Value Equity Fund, Class R5	91,631	4,058	13,464	82,225	1,240,782	-	-	63,464

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2010 Fund (Continued)
MassMutual Select Small Company Growth Fund, Class R5	41,193	2,382	11,063	32,512	$413,231	$-	$-	$23,501
MassMutual Select Small Company Value Fund, Class I	25,571	908	9,308	17,171	287,955	-	-	20,748
MassMutual Select Strategic Bond Fund, Class R5	320,734	22,727	24,295	319,166	3,220,390	-	-	7,621
MM MSCI EAFE International Index Fund, Class I	320,070	16,838	30,841	306,067	4,159,447	-	-	63,878
MM Russell 2000 Small Cap Index Fund, Class I	114,317	6,737	17,098	103,956	1,386,778	-	-	44,418
MM S&P Mid Cap Index Fund, Class I	178,282	9,584	18,070	169,796	2,180,175	-	-	31,270
Oppenheimer Commodity Strategy Total Return Fund, Class I**	687,443	196,657	52,090	832,010	2,662,431	-	-	(6,637)
Oppenheimer Developing Markets Fund, Class I**	51,184	7,528	16,688	42,024	1,552,366	-	-	1,411
Oppenheimer Global Real Estate Fund, Class I**	115,656	30,552	8,300	137,908	1,410,801	2,882	-	(4,615)
Oppenheimer International Bond Fund, Class I**	555,786	36,713	111,368	481,131	2,930,089	28,170	-	(22,086)
Oppenheimer Real Estate Fund, Class I**	47,461	13,671	4,575	56,557	1,440,505	4,346	-	(6,151)

					$106,809,065	$37974	$-	$833927

RetireSMART 2015 Fund
Babson Global Floating Rate Fund, Class Y*	-	7,126	-	7,126	$72,896	$543	$-	$-
MassMutual Premier Core Bond Fund, Class I	270,406	94,292	12,322	352,376	3,925,467	-	-	(3,969)
MassMutual Premier Disciplined Growth Fund, Class R5	101,313	18,994	6,107	114,200	1,385,247	-	-	5,194
MassMutual Premier Disciplined Value Fund, Class R5	81,565	15,498	4,338	92,725	1,404,784	-	-	14,302
MassMutual Premier Focused International Fund, Class I	10,968	2,132	531	12,569	158,113	-	-	377
MassMutual Premier High Yield Fund, Class I	49,948	31,395	30,996	50,347	503,472	-	-	(5,432)
MassMutual Premier Inflation-Protected and Income Fund, Class I	147,425	54,197	5,577	196,045	2,034,945	-	-	(10,895)
MassMutual Premier International Equity Fund, Class R5	22,046	4,318	1,322	25,042	387,393	-	-	1,530
MassMutual Premier Money Market Fund, Class R5	86,429	17,743	75,912	28,260	28,260	1	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	191,120	42,722	41,387	192,455	2,007,308	-	-	(4,169)
MassMutual Premier Strategic Emerging Markets Fund, Class I	39,249	6,832	7,848	38,233	446,174	-	-	(8,022)
MassMutual Select Blue Chip Growth Fund, Class R5	18,685	4,182	2,039	20,828	348,862	-	-	7,061
MassMutual Select Diversified International Fund, Class R5	43,559	8,974	1,910	50,623	382,206	-	-	1,460
MassMutual Select Diversified Value Fund, Class R5	22,924	7,341	1,915	28,350	393,785	-	-	5,354
MassMutual Select Focused Value Fund, Class I	24,417	5,213	3,971	25,659	594,257	-	-	11,576
MassMutual Select Fundamental Growth Fund, Class R5	37,489	8,573	3,738	42,324	356,365	-	-	5,533

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2015 Fund (Continued)
MassMutual Select Fundamental Value Fund, Class I	26,015	4,838	2,311	28,542	$395,024	$-	$-	$3,675
MassMutual Select Growth Opportunities Fund, Class I	23,509	5,063	2,320	26,252	300,848	-	-	4,687
MassMutual Select Large Cap Value Fund, Class R5	23,215	8,105	1,826	29,494	284,326	-	-	2,116
MassMutual Select Mid Cap Growth Equity II Fund, Class I	18,886	3,488	1,862	20,512	390,347	-	-	5,940
MassMutual Select Mid-Cap Value Fund, Class I	28,697	5,861	1,735	32,823	493,006	-	-	4,558
MassMutual Select Overseas Fund, Class I	108,474	21,622	4,528	125,568	1,127,602	-	-	5,299
MassMutual Select PIMCO Total Return Fund, Class I	58,227	28,564	2,168	84,623	866,539	-	-	(618)
MassMutual Select Small Cap Growth Equity Fund, Class I	9,720	1,994	5,502	6,212	119,450	-	-	5,573
MassMutual Select Small Cap Value Equity Fund, Class R5	20,656	3,418	1,829	22,245	335,671	-	-	7,141
MassMutual Select Small Company Growth Fund, Class R5	9,622	2,009	2,557	9,074	115,335	-	-	793
MassMutual Select Small Company Value Fund, Class I	5,649	779	1,759	4,669	78,298	-	-	994
MassMutual Select Strategic Bond Fund, Class R5	48,242	11,808	1,676	58,374	588,993	-	-	(494)
MM MSCI EAFE International Index Fund, Class I	74,083	14,302	3,981	84,404	1,147,045	-	-	6,698
MM Russell 2000 Small Cap Index Fund, Class I	26,443	5,392	3,290	28,545	380,797	-	-	5,880
MM S&P Mid Cap Index Fund, Class I	40,986	7,853	2,418	46,421	596,051	-	-	3,429
Oppenheimer Commodity Strategy Total Return Fund, Class I**	144,981	64,645	4,841	204,785	655,313	-	-	(513)
Oppenheimer Developing Markets Fund, Class I**	10,276	3,918	3,313	10,881	401,944	-	-	2,995
Oppenheimer Global Real Estate Fund, Class I**	24,303	10,483	804	33,982	347,635	690	-	(510)
Oppenheimer International Bond Fund, Class I**	108,097	20,650	30,848	97,899	596,205	5,304	-	(3,732)
Oppenheimer Real Estate Fund, Class I**	10,644	3,969	689	13,924	354,651	1,041	-	(1,075)

					$24,004,614	$7,579	$-	$72,736

RetireSMART 2020 Fund
Babson Global Floating Rate Fund, Class Y*	-	191,365	-	191,365	$1,957,660	$14,577	$-	$-
MassMutual Premier Core Bond Fund, Class I	3,911,492	552,503	75,503	4,388,492	48,887,800	-	-	(20,574)
MassMutual Premier Disciplined Growth Fund, Class R5	2,531,365	101,196	95,795	2,536,766	30,770,974	-	-	569,424
MassMutual Premier Disciplined Value Fund, Class R5	2,037,790	83,279	61,156	2,059,913	31,207,675	-	-	491,802
MassMutual Premier Focused International Fund, Class I	295,416	12,318	8,930	298,804	3,758,956	-	-	5,172
MassMutual Premier High Yield Fund, Class I	1,518,857	59,439	281,453	1,296,843	12,968,426	-	-	319,171
MassMutual Premier Inflation-Protected and Income Fund, Class I	2,369,118	408,959	76,282	2,701,795	28,044,627	-	-	(59,534)
MassMutual Premier International Equity Fund, Class R5	593,642	26,113	23,518	596,237	9,223,781	-	-	2,387

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2020 Fund (Continued)
MassMutual Premier Money Market Fund, Class R5	847,550	37,222	667,713	217,059	$217,059	$9	$-	$-
MassMutual Premier Short-Duration Bond Fund, Class I	2,926,751	238,327	346,917	2,818,161	29,393,422	-	-	(145,038)
MassMutual Premier Strategic Emerging Markets Fund, Class I	945,099	38,948	70,895	913,152	10,656,484	-	-	(331,958)
MassMutual Select Blue Chip Growth Fund, Class R5	673,916	37,657	38,248	673,325	11,278,196	-	-	217,129
MassMutual Select Diversified International Fund, Class R5	1,174,562	58,912	29,274	1,204,200	9,091,709	-	-	15,884
MassMutual Select Diversified Value Fund, Class R5	826,735	117,892	32,196	912,431	12,673,663	-	-	122,077
MassMutual Select Focused Value Fund, Class I	542,445	31,350	71,167	502,628	11,640,872	-	-	369,035
MassMutual Select Fundamental Growth Fund, Class R5	1,352,238	75,524	59,267	1,368,495	11,522,731	-	-	119,182
MassMutual Select Fundamental Value Fund, Class I	938,120	49,696	67,890	919,926	12,731,779	-	-	191,830
MassMutual Select Growth Opportunities Fund, Class I	847,857	53,636	52,595	848,898	9,728,376	-	-	145,502
MassMutual Select Large Cap Value Fund, Class R5	837,391	137,963	27,782	947,572	9,134,592	-	-	(48,922)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	463,749	18,105	36,805	445,049	8,469,280	-	-	115,416
MassMutual Select Mid-Cap Value Fund, Class I	704,291	37,475	28,816	712,950	10,708,516	-	-	106,021
MassMutual Select Overseas Fund, Class I	2,920,569	128,680	61,393	2,987,856	26,830,950	-	-	85,100
MassMutual Select PIMCO Total Return Fund, Class I	814,671	284,096	40,869	1,057,898	10,832,874	-	-	(9,592)
MassMutual Select Small Cap Growth Equity Fund, Class I	253,477	11,093	124,835	139,735	2,687,098	-	-	464,744
MassMutual Select Small Cap Value Equity Fund, Class R5	556,925	19,287	53,639	522,573	7,885,630	-	-	267,049
MassMutual Select Small Company Growth Fund, Class R5	250,743	11,125	52,410	209,458	2,662,209	-	-	112,513
MassMutual Select Small Company Value Fund, Class I	155,258	4,383	50,265	109,376	1,834,235	-	-	119,601
MassMutual Select Strategic Bond Fund, Class R5	674,875	63,419	13,102	725,192	7,317,192	-	-	5,218
MM MSCI EAFE International Index Fund, Class I	1,993,341	81,869	66,948	2,008,262	27,292,283	-	-	156,506
MM Russell 2000 Small Cap Index Fund, Class I	695,704	32,499	63,227	664,976	8,870,773	-	-	153,911
MM S&P Mid Cap Index Fund, Class I	1,006,168	42,488	40,352	1,008,304	12,946,623	-	-	73,931
Oppenheimer Commodity Strategy Total Return Fund, Class I**	3,764,596	1,200,423	70,812	4,894,207	15,661,464	-	-	(6,404)
Oppenheimer Developing Markets Fund, Class I**	305,537	25,603	74,135	257,005	9,493,772	-	-	(10,800)
Oppenheimer Global Real Estate Fund, Class I**	674,889	141,758	12,245	804,402	8,229,029	16,680	-	(5,757)
Oppenheimer International Bond Fund, Class I**	1,999,216	102,314	349,927	1,751,603	10,667,261	99,991	-	(97,184)
Oppenheimer Real Estate Fund, Class I**	280,913	60,492	11,522	329,883	8,402,108	25,162	-	(17,821)

					$475,680,079	$156,419	$-	$3,475,021

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income		Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2025 Fund
Babson Global Floating Rate Fund, Class Y*	-	18,653	-	18,653	$190,821	$1,421		$-	$-
MassMutual Premier Core Bond Fund, Class I	130,056	76,875	14,868	192,063	2,139,579	-		-	(6,939)
MassMutual Premier Disciplined Growth Fund, Class R5	150,859	45,288	9,042	187,105	2,269,579	-		-	6,600
MassMutual Premier Disciplined Value Fund, Class R5	121,493	36,987	6,576	151,904	2,301,343	-		-	20,335
MassMutual Premier Focused International Fund, Class I	19,815	6,205	1,028	24,992	314,400	-		-	743
MassMutual Premier High Yield Fund, Class I	118,184	43,389	31,731	129,842	1,298,417	-		-	1,281
MassMutual Premier Inflation-Protected and Income Fund, Class I	92,783	43,083	9,209	126,657	1,314,696	-		-	(12,352)
MassMutual Premier International Equity Fund, Class R5	39,758	12,616	2,549	49,825	770,787	-		-	2,990
MassMutual Premier Money Market Fund, Class R5	13,420	4,791	13,470	4,741	4,741	-	†	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	107,987	41,473	18,119	131,341	1,369,885	-		-	(2,236)
MassMutual Premier Strategic Emerging Markets Fund, Class I	62,872	18,520	8,818	72,574	846,942	-		-	(9,307)
MassMutual Select Blue Chip Growth Fund, Class R5	45,821	14,380	3,342	56,859	952,387	-		-	12,416
MassMutual Select Diversified International Fund, Class R5	78,884	26,115	4,314	100,685	760,175	-		-	3,617
MassMutual Select Diversified Value Fund, Class R5	56,268	23,876	3,470	76,674	1,064,999	-		-	10,080
MassMutual Select Focused Value Fund, Class I	30,054	9,959	5,405	34,608	801,515	-		-	11,577
MassMutual Select Fundamental Growth Fund, Class R5	92,009	29,219	5,730	115,498	972,494	-		-	9,008
MassMutual Select Fundamental Value Fund, Class I	63,867	20,750	6,928	77,689	1,075,213	-		-	10,822
MassMutual Select Growth Opportunities Fund, Class I	57,662	18,500	4,500	71,662	821,245	-		-	9,970
MassMutual Select Large Cap Value Fund, Class R5	57,011	25,775	3,244	79,542	766,781	-		-	3,841
MassMutual Select Mid Cap Growth Equity II Fund, Class I	29,119	8,537	3,079	34,577	657,998	-		-	9,143
MassMutual Select Mid-Cap Value Fund, Class I	44,248	14,107	3,004	55,351	831,369	-		-	7,172
MassMutual Select Overseas Fund, Class I	195,788	63,705	9,756	249,737	2,242,641	-		-	10,072
MassMutual Select PIMCO Total Return Fund, Class I	28,924	21,522	4,298	46,148	472,559	-		-	(1,717)
MassMutual Select Small Cap Growth Equity Fund, Class I	18,706	5,923	12,046	12,583	241,962	-		-	7,047
MassMutual Select Small Cap Value Equity Fund, Class R5	37,960	10,280	2,584	45,656	688,951	-		-	9,406
MassMutual Select Small Company Growth Fund, Class R5	18,576	5,987	6,045	18,518	235,364	-		-	596
MassMutual Select Small Company Value Fund, Class I	10,078	2,302	2,809	9,571	160,510	-		-	1,131
MassMutual Select Strategic Bond Fund, Class R5	23,953	8,995	1,191	31,757	320,432	-		-	(371)
MM MSCI EAFE International Index Fund, Class I	133,577	41,275	6,968	167,884	2,281,547	-		-	15,981

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2025 Fund (Continued)
MM Russell 2000 Small Cap Index Fund, Class I	50,585	16,037	8,188	58,434	$779,511	$-	$-	$11,683
MM S&P Mid Cap Index Fund, Class I	63,213	19,219	4,140	78,292	1,005,265	-	-	6,814
Oppenheimer Commodity Strategy Total Return Fund, Class I**	235,202	153,227	11,468	376,961	1,206,276	-	-	(902)
Oppenheimer Developing Markets Fund, Class I**	18,640	8,252	6,312	20,580	760,222	-	-	3,809
Oppenheimer Global Real Estate Fund, Class I**	39,813	23,255	1,981	61,087	624,921	1,242	-	(1,193)
Oppenheimer International Bond Fund, Class I**	131,193	37,547	45,019	123,721	753,464	6,638	-	(8,920)
Oppenheimer Real Estate Fund, Class I**	18,623	7,916	1,500	25,039	637,754	1,873	-	(1,681)

					$33,936,745	$11,174	$-	$140,516

RetireSMART 2030 Fund
Babson Global Floating Rate Fund, Class Y*	-	230,749	-	230,749	$2,360,560	$17,577	$-	$-
MassMutual Premier Core Bond Fund, Class I	1,413,036	323,075	88,650	1,647,461	18,352,710	-	-	(46,037)
MassMutual Premier Disciplined Growth Fund, Class R5	2,302,719	131,029	61,238	2,372,510	28,778,549	-	-	243,711
MassMutual Premier Disciplined Value Fund, Class R5	1,853,755	108,565	35,534	1,926,786	29,190,801	-	-	287,847
MassMutual Premier Focused International Fund, Class I	334,336	24,744	5,136	353,944	4,452,620	-	-	2,376
MassMutual Premier High Yield Fund, Class I	1,728,327	144,635	293,853	1,579,109	15,791,090	-	-	207,050
MassMutual Premier Inflation-Protected and Income Fund, Class I	947,568	236,980	108,892	1,075,656	11,165,305	-	-	(189,521)
MassMutual Premier International Equity Fund, Class R5	671,879	52,460	18,294	706,045	10,922,516	-	-	28,201
MassMutual Premier Short-Duration Bond Fund, Class I	1,148,260	185,042	158,376	1,174,926	12,254,476	-	-	(60,209)
MassMutual Premier Strategic Emerging Markets Fund, Class I	933,191	93,355	28,520	998,026	11,646,961	-	-	(138,324)
MassMutual Select Blue Chip Growth Fund, Class R5	807,264	58,800	34,853	831,211	13,922,785	-	-	282,251
MassMutual Select Diversified International Fund, Class R5	1,334,643	117,552	25,904	1,426,291	10,768,496	-	-	6,771
MassMutual Select Diversified Value Fund, Class R5	990,419	157,120	26,482	1,121,057	15,571,487	-	-	130,178
MassMutual Select Focused Value Fund, Class I	446,201	35,675	59,022	422,854	9,793,297	-	-	320,155
MassMutual Select Fundamental Growth Fund, Class R5	1,619,919	118,662	49,093	1,689,488	14,225,492	-	-	99,103
MassMutual Select Fundamental Value Fund, Class I	1,123,894	91,201	79,467	1,135,628	15,717,087	-	-	224,773
MassMutual Select Growth Opportunities Fund, Class I	1,015,629	82,224	49,828	1,048,025	12,010,372	-	-	139,860
MassMutual Select Large Cap Value Fund, Class R5	1,003,194	181,588	22,056	1,162,726	11,208,680	-	-	(39,368)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	475,386	26,397	33,526	468,257	8,910,931	-	-	94,377
MassMutual Select Mid-Cap Value Fund, Class I	722,034	51,249	23,179	750,104	11,266,558	-	-	86,277
MassMutual Select Overseas Fund, Class I	3,305,355	283,664	50,349	3,538,670	31,777,261	-	-	69,444

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2030 Fund (Continued)
MassMutual Select PIMCO Total Return Fund, Class I	299,482	143,256	46,182	396,556	$4,060,730	$-	$-	$(12,054)
MassMutual Select Small Cap Growth Equity Fund, Class I	324,133	19,720	163,014	180,839	3,477,541	-	-	603,142
MassMutual Select Small Cap Value Equity Fund, Class R5	679,289	34,290	44,195	669,384	10,101,004	-	-	231,521
MassMutual Select Small Company Growth Fund, Class R5	320,679	19,849	71,188	269,340	3,423,311	-	-	153,185
MassMutual Select Small Company Value Fund, Class I	184,253	7,743	51,803	140,193	2,351,044	-	-	133,327
MassMutual Select Strategic Bond Fund, Class R5	248,090	27,995	3,783	272,302	2,747,530	-	-	619
MM MSCI EAFE International Index Fund, Class I	2,253,036	159,611	34,004	2,378,643	32,325,756	-	-	74,906
MM Russell 2000 Small Cap Index Fund, Class I	879,089	56,688	82,348	853,429	11,384,738	-	-	189,973
MM S&P Mid Cap Index Fund, Class I	1,031,496	61,504	32,199	1,060,801	13,620,685	-	-	56,764
Oppenheimer Commodity Strategy Total Return Fund, Class I**	3,733,670	1,347,549	68,488	5,012,731	16,040,740	-	-	(6,898)
Oppenheimer Developing Markets Fund, Class I**	335,450	30,599	84,394	281,655	10,404,331	-	-	2,542
Oppenheimer Global Real Estate Fund, Class I**	684,633	137,317	9,944	812,006	8,306,823	16,835	-	(4,607)
Oppenheimer International Bond Fund, Class I**	1,581,124	108,161	298,629	1,390,656	8,469,093	78,962	-	(86,740)
Oppenheimer Real Estate Fund, Class I**	287,200	54,225	8,412	333,013	8,481,841	25,396	-	(12,126)

					$435,283,201	$138,770	$-	$3,072,469

RetireSMART 2035 Fund
Babson Global Floating Rate Fund, Class Y*	-	10,565	-	10,565	$108,081	$805	$-	$-
MassMutual Premier Core Bond Fund, Class I	61,817	37,850	8,545	91,122	1,015,098	-	-	(2,744)
MassMutual Premier Disciplined Growth Fund, Class R5	116,672	37,489	8,932	145,229	1,761,632	-	-	11,143
MassMutual Premier Disciplined Value Fund, Class R5	93,946	30,573	6,615	117,904	1,786,250	-	-	25,830
MassMutual Premier Focused International Fund, Class I	18,350	6,462	1,328	23,484	295,426	-	-	970
MassMutual Premier High Yield Fund, Class I	67,719	23,590	15,715	75,594	755,939	-	-	1,428
MassMutual Premier Inflation-Protected and Income Fund, Class I	37,084	20,078	7,725	49,437	513,160	-	-	(12,482)
MassMutual Premier International Equity Fund, Class R5	36,862	12,932	3,012	46,782	723,716	-	-	4,416
MassMutual Premier Short-Duration Bond Fund, Class I	51,729	23,914	11,292	64,351	671,180	-	-	(1,412)
MassMutual Premier Strategic Emerging Markets Fund, Class I	54,851	18,501	6,435	66,917	780,926	-	-	(4,539)
MassMutual Select Blue Chip Growth Fund, Class R5	47,692	15,740	4,250	59,182	991,294	-	-	19,799
MassMutual Select Diversified International Fund, Class R5	73,240	26,823	5,506	94,557	713,906	-	-	4,691
MassMutual Select Diversified Value Fund, Class R5	58,545	25,291	4,480	79,356	1,102,248	-	-	16,845

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2035 Fund (Continued)
MassMutual Select Focused Value Fund, Class I	24,182	8,448	4,834	27,796	$643,746	$-	$-	$14,881
MassMutual Select Fundamental Growth Fund, Class R5	95,738	32,000	7,536	120,202	1,012,101	-	-	13,002
MassMutual Select Fundamental Value Fund, Class I	66,450	23,245	8,796	80,899	1,119,638	-	-	19,734
MassMutual Select Growth Opportunities Fund, Class I	60,010	20,399	5,804	74,605	854,971	-	-	17,794
MassMutual Select Large Cap Value Fund, Class R5	59,310	27,245	4,343	82,212	792,527	-	-	2,554
MassMutual Select Mid Cap Growth Equity II Fund, Class I	26,310	8,246	3,239	31,317	595,969	-	-	11,370
MassMutual Select Mid-Cap Value Fund, Class I	39,978	13,509	3,387	50,100	752,507	-	-	10,580
MassMutual Select Overseas Fund, Class I	181,420	66,104	13,015	234,509	2,105,888	-	-	24,158
MassMutual Select PIMCO Total Return Fund, Class I	13,682	10,527	2,413	21,796	223,191	-	-	(1,119)
MassMutual Select Small Cap Growth Equity Fund, Class I	18,552	6,234	12,031	12,755	245,277	-	-	15,516
MassMutual Select Small Cap Value Equity Fund, Class R5	36,840	11,380	3,147	45,073	680,156	-	-	15,198
MassMutual Select Small Company Growth Fund, Class R5	18,419	6,278	6,230	18,467	234,713	-	-	4,840
MassMutual Select Small Company Value Fund, Class I	9,642	2,440	2,612	9,470	158,818	-	-	2,613
MassMutual Select Strategic Bond Fund, Class R5	11,313	4,551	800	15,064	151,996	-	-	(252)
MM MSCI EAFE International Index Fund, Class I	123,686	42,761	8,761	157,686	2,142,953	-	-	17,788
MM Russell 2000 Small Cap Index Fund, Class I	49,860	16,827	8,704	57,983	773,491	-	-	19,515
MM S&P Mid Cap Index Fund, Class I	57,108	18,461	4,689	70,880	910,096	-	-	9,341
Oppenheimer Commodity Strategy Total Return Fund, Class I**	201,601	132,106	15,622	318,085	1,017,872	-	-	(1,123)
Oppenheimer Developing Markets Fund, Class I**	17,248	7,450	5,599	19,099	705,506	-	-	886
Oppenheimer Global Real Estate Fund, Class I**	35,442	19,481	2,513	52,410	536,156	1,076	-	(1,473)
Oppenheimer International Bond Fund, Class I**	78,099	24,498	26,936	75,661	460,777	4,000	-	(5,466)
Oppenheimer Real Estate Fund, Class I**	16,129	6,809	1,456	21,482	547,139	1,622	-	(1,632)

					$27,884,344	$7,503	$-	$252,650

RetireSMART 2040 Fund
Babson Global Floating Rate Fund, Class Y*	-	94,203	-	94,203	$963,692	$7,176	$-	$-
MassMutual Premier Core Bond Fund, Class I	758,046	202,291	49,932	910,405	10,141,912	-	-	(30,247)
MassMutual Premier Disciplined Growth Fund, Class R5	1,316,429	84,687	31,812	1,369,304	16,609,656	-	-	85,009
MassMutual Premier Disciplined Value Fund, Class R5	1,059,808	69,197	17,007	1,111,998	16,846,767	-	-	97,867
MassMutual Premier Focused International Fund, Class I	225,627	19,716	3,447	241,896	3,043,052	-	-	5,330
MassMutual Premier High Yield Fund, Class I	712,003	58,267	120,530	649,740	6,497,398	-	-	7,574

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2040 Fund (Continued)
MassMutual Premier Inflation-Protected and Income Fund, Class I	358,205	99,915	53,954	404,166	$4,195,241	$-	$-	$(102,371)
MassMutual Premier International Equity Fund, Class R5	453,382	41,817	12,868	482,331	7,461,657	-	-	50,361
MassMutual Premier Short-Duration Bond Fund, Class I	600,570	121,990	106,232	616,328	6,428,296	-	-	(19,581)
MassMutual Premier Strategic Emerging Markets Fund, Class I	629,594	85,332	19,302	695,624	8,117,937	-	-	(93,074)
MassMutual Select Blue Chip Growth Fund, Class R5	630,132	48,494	27,003	651,623	10,914,686	-	-	209,796
MassMutual Select Diversified International Fund, Class R5	902,188	89,387	17,021	974,554	7,357,879	-	-	12,102
MassMutual Select Diversified Value Fund, Class R5	773,141	119,770	17,753	875,158	12,155,948	-	-	93,777
MassMutual Select Focused Value Fund, Class I	294,104	25,705	38,423	281,386	6,516,894	-	-	211,801
MassMutual Select Fundamental Growth Fund, Class R5	1,264,521	101,244	41,454	1,324,311	11,150,702	-	-	84,847
MassMutual Select Fundamental Value Fund, Class I	877,343	78,895	66,403	889,835	12,315,316	-	-	186,150
MassMutual Select Growth Opportunities Fund, Class I	792,789	68,047	39,139	821,697	9,416,643	-	-	111,869
MassMutual Select Large Cap Value Fund, Class R5	783,140	138,349	14,767	906,722	8,740,801	-	-	(26,869)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	326,665	20,546	22,560	324,651	6,178,115	-	-	71,616
MassMutual Select Mid-Cap Value Fund, Class I	496,172	38,249	14,462	519,959	7,809,787	-	-	53,372
MassMutual Select Overseas Fund, Class I	2,230,600	221,190	34,072	2,417,718	21,711,110	-	-	48,822
MassMutual Select PIMCO Total Return Fund, Class I	160,556	72,742	14,312	218,986	2,242,422	-	-	(351)
MassMutual Select Small Cap Growth Equity Fund, Class I	227,858	15,575	114,451	128,982	2,480,323	-	-	424,296
MassMutual Select Small Cap Value Equity Fund, Class R5	471,391	26,987	24,697	473,681	7,147,849	-	-	129,494
MassMutual Select Small Company Growth Fund, Class R5	225,521	15,726	50,037	191,210	2,430,284	-	-	113,657
MassMutual Select Small Company Value Fund, Class I	126,831	6,081	33,666	99,246	1,664,355	-	-	89,662
MassMutual Select Strategic Bond Fund, Class R5	132,997	19,576	2,046	150,527	1,518,820	-	-	165
MM MSCI EAFE International Index Fund, Class I	1,519,567	128,709	23,114	1,625,162	22,085,947	-	-	51,146
MM Russell 2000 Small Cap Index Fund, Class I	616,312	44,311	55,808	604,815	8,068,228	-	-	128,841
MM S&P Mid Cap Index Fund, Class I	708,833	46,497	20,047	735,283	9,441,033	-	-	34,865
Oppenheimer Commodity Strategy Total Return Fund, Class I**	2,404,436	839,941	55,934	3,188,443	10,203,019	-	-	(10,800)
Oppenheimer Developing Markets Fund, Class I**	225,876	27,336	56,535	196,677	7,265,246	-	-	1,523
Oppenheimer Global Real Estate Fund, Class I**	449,146	88,334	6,634	530,846	5,430,557	10,945	-	(3,383)
Oppenheimer International Bond Fund, Class I**	840,262	62,871	172,949	730,184	4,446,822	57,776	-	(53,462)
Oppenheimer Real Estate Fund, Class I**	189,922	32,540	4,776	217,686	5,544,470	-	-	(8,093)

					$284,542,864	$75,897	$-	$1,955,711

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2045 Fund
Babson Global Floating Rate Fund, Class Y*	-	2,044	-	2,044	$20,913	$155	$-	$-
MassMutual Premier Core Bond Fund, Class I	14,415	13,315	3,783	23,947	266,767	-	-	(1,261)
MassMutual Premier Disciplined Growth Fund, Class R5	54,166	20,188	2,805	71,549	867,885	-	-	2,201
MassMutual Premier Disciplined Value Fund, Class R5	43,619	16,464	1,978	58,105	880,286	-	-	6,746
MassMutual Premier Focused International Fund, Class I	9,832	4,020	374	13,478	169,558	-	-	321
MassMutual Premier High Yield Fund, Class I	12,588	6,148	3,123	15,613	156,131	-	-	108
MassMutual Premier Inflation-Protected and Income Fund, Class I	6,116	5,645	2,411	9,350	97,051	-	-	(2,421)
MassMutual Premier International Equity Fund, Class R5	19,756	8,023	999	26,780	414,287	-	-	1,468
MassMutual Premier Short-Duration Bond Fund, Class I	11,671	9,268	1,451	19,488	203,255	-	-	(205)
MassMutual Premier Strategic Emerging Markets Fund, Class I	28,744	12,152	1,923	38,973	454,817	-	-	(1,662)
MassMutual Select Blue Chip Growth Fund, Class R5	28,552	10,984	1,803	37,733	632,031	-	-	7,781
MassMutual Select Diversified International Fund, Class R5	39,334	16,539	1,690	54,183	409,079	-	-	1,653
MassMutual Select Diversified Value Fund, Class R5	35,056	16,809	1,565	50,300	698,667	-	-	5,398
MassMutual Select Focused Value Fund, Class I	12,716	5,102	2,155	15,663	362,760	-	-	7,169
MassMutual Select Fundamental Growth Fund, Class R5	57,330	22,294	2,994	76,630	645,227	-	-	4,393
MassMutual Select Fundamental Value Fund, Class I	39,799	16,043	4,119	51,723	715,850	-	-	8,668
MassMutual Select Growth Opportunities Fund, Class I	35,933	14,162	2,549	47,546	544,878	-	-	7,204
MassMutual Select Large Cap Value Fund, Class R5	35,527	17,936	1,422	52,041	501,673	-	-	997
MassMutual Select Mid Cap Growth Equity II Fund, Class I	14,304	5,218	1,370	18,152	345,427	-	-	4,386
MassMutual Select Mid-Cap Value Fund, Class I	21,739	8,479	1,183	29,035	436,113	-	-	3,820
MassMutual Select Overseas Fund, Class I	97,242	40,734	3,605	134,371	1,206,653	-	-	6,550
MassMutual Select PIMCO Total Return Fund, Class I	3,136	2,825	298	5,663	57,993	-	-	(129)
MassMutual Select Small Cap Growth Equity Fund, Class I	10,205	4,001	6,309	7,897	151,854	-	-	12,212
MassMutual Select Small Cap Value Equity Fund, Class R5	20,311	7,301	1,157	26,455	399,198	-	-	4,979
MassMutual Select Small Company Growth Fund, Class R5	10,134	4,028	3,082	11,080	140,821	-	-	2,939
MassMutual Select Small Company Value Fund, Class I	5,322	1,565	1,309	5,578	93,542	-	-	1,420
MassMutual Select Strategic Bond Fund, Class R5	2,601	1,451	101	3,951	39,869	-	-	(33)
MM MSCI EAFE International Index Fund, Class I	66,251	26,538	2,447	90,342	1,227,743	-	-	4,516
MM Russell 2000 Small Cap Index Fund, Class I	27,437	10,813	3,849	34,401	458,911	-	-	8,858
MM S&P Mid Cap Index Fund, Class I	31,059	11,640	1,632	41,067	527,302	-	-	2,796

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2045 Fund (Continued)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	103,863	70,948	5,565	169,246	$541,588	$-	$-	$(977)
Oppenheimer Developing Markets Fund, Class I**	9,439	4,404	2,559	11,284	416,849	-	-	(109)
Oppenheimer Global Real Estate Fund, Class I**	18,632	10,785	689	28,728	293,883	569	-	(421)
Oppenheimer International Bond Fund, Class I**	17,790	6,837	5,208	19,419	118,259	968	-	(1,178)
Oppenheimer Real Estate Fund, Class I**	8,493	3,854	582	11,765	299,667	858	-	(968)

					$14,796,787	$2,550	$-	$97,219

RetireSMART 2050 Fund
Babson Global Floating Rate Fund, Class Y*	-	10,822	88	10,734	$109,805	$818	$-	$1
MassMutual Premier Core Bond Fund, Class I	92,014	51,982	26,591	117,405	1,307,893	-	-	(15,490)
MassMutual Premier Disciplined Growth Fund, Class R5	405,364	41,183	11,189	435,358	5,280,896	-	-	22,581
MassMutual Premier Disciplined Value Fund, Class R5	326,414	33,691	6,488	353,617	5,357,299	-	-	28,106
MassMutual Premier Focused International Fund, Class I	73,559	9,447	1,117	81,889	1,030,166	-	-	2,225
MassMutual Premier High Yield Fund, Class I	82,166	9,626	15,731	76,061	760,615	-	-	337
MassMutual Premier Inflation-Protected and Income Fund, Class I	40,662	20,998	16,034	45,626	473,599	-	-	(16,787)
MassMutual Premier International Equity Fund, Class R5	147,740	19,713	4,306	163,147	2,523,884	-	-	13,025
MassMutual Premier Short-Duration Bond Fund, Class I	75,196	40,579	10,852	104,923	1,094,345	-	-	(1,668)
MassMutual Premier Strategic Emerging Markets Fund, Class I	209,408	33,984	6,338	237,054	2,766,426	-	-	(3,170)
MassMutual Select Blue Chip Growth Fund, Class R5	213,749	24,893	8,947	229,695	3,847,393	-	-	39,917
MassMutual Select Diversified International Fund, Class R5	294,786	40,898	5,852	329,832	2,490,230	-	-	9,993
MassMutual Select Diversified Value Fund, Class R5	262,366	50,912	5,493	307,785	4,275,139	-	-	18,608
MassMutual Select Focused Value Fund, Class I	95,139	11,969	12,483	94,625	2,191,522	-	-	55,142
MassMutual Select Fundamental Growth Fund, Class R5	429,058	51,237	13,472	466,823	3,930,653	-	-	25,149
MassMutual Select Fundamental Value Fund, Class I	297,754	38,509	22,167	314,096	4,347,083	-	-	51,224
MassMutual Select Growth Opportunities Fund, Class I	269,039	33,588	12,998	289,629	3,319,145	-	-	36,831
MassMutual Select Large Cap Value Fund, Class R5	265,806	57,132	4,244	318,694	3,072,210	-	-	(8,396)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	107,033	10,613	7,266	110,380	2,100,533	-	-	26,412
MassMutual Select Mid-Cap Value Fund, Class I	162,608	18,641	4,480	176,769	2,655,069	-	-	15,585
MassMutual Select Overseas Fund, Class I	727,265	101,848	11,048	818,065	7,346,225	-	-	19,282
MassMutual Select PIMCO Total Return Fund, Class I	20,235	9,254	1,417	28,072	287,460	-	-	(910)
MassMutual Select Small Cap Growth Equity Fund, Class I	75,628	8,111	38,550	45,189	868,983	-	-	127,178

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2050 Fund (Continued)
MassMutual Select Small Cap Value Equity Fund, Class R5	153,874	15,043	7,087	161,830	$2,442,016	$-	$-	$33,411
MassMutual Select Small Company Growth Fund, Class R5	74,948	8,194	17,171	65,971	838,492	-	-	33,861
MassMutual Select Small Company Value Fund, Class I	40,976	3,206	10,211	33,971	569,695	-	-	20,560
MassMutual Select Strategic Bond Fund, Class R5	16,766	2,854	244	19,376	195,505	-	-	(74)
MM MSCI EAFE International Index Fund, Class I	495,119	62,307	7,477	549,949	7,473,803	-	-	14,370
MM Russell 2000 Small Cap Index Fund, Class I	203,775	22,645	18,802	207,618	2,769,623	-	-	47,228
MM S&P Mid Cap Index Fund, Class I	232,336	23,857	6,214	249,979	3,209,727	-	-	10,458
Oppenheimer Commodity Strategy Total Return Fund, Class I**	773,281	287,820	19,840	1,041,261	3,332,036	-	-	(3,537)
Oppenheimer Developing Markets Fund, Class I**	72,315	12,483	17,336	67,462	2,492,043	-	-	(3,076)
Oppenheimer Global Real Estate Fund, Class I**	142,854	35,437	2,096	176,195	1,802,470	3,618	-	(1,413)
Oppenheimer International Bond Fund, Class I**	112,290	11,929	30,873	93,346	568,477	5,258	-	(5,491)
Oppenheimer Real Estate Fund, Class I**	62,398	11,507	1,675	72,230	1,839,689	5,456	-	(2,818)

					$88,970,149	$15,150	$-	$588,654

RetireSMART 2055 Fund
Babson Global Floating Rate Fund, Class Y*	-	157	-	157	$1,609	$12	$-	$-
MassMutual Premier Core Bond Fund, Class I	1,313	1,193	374	2,132	23,755	-	-	(14)
MassMutual Premier Disciplined Growth Fund, Class R5	5,499	2,685	192	7,992	96,938	-	-	(222)
MassMutual Premier Disciplined Value Fund, Class R5	4,427	2,163	123	6,467	97,977	-	-	133
MassMutual Premier Focused International Fund, Class I	999	540	23	1,516	19,072	-	-	(1)
MassMutual Premier High Yield Fund, Class I	1,123	521	236	1,408	14,078	-	-	(47)
MassMutual Premier Inflation-Protected and Income Fund, Class I	552	518	216	854	8,868	-	-	(91)
MassMutual Premier International Equity Fund, Class R5	2,004	1,056	77	2,983	46,147	-	-	(52)
MassMutual Premier Short-Duration Bond Fund, Class I	1,015	981	148	1,848	19,271	-	-	(24)
MassMutual Premier Strategic Emerging Markets Fund, Class I	2,719	1,741	112	4,348	50,745	-	-	(70)
MassMutual Select Blue Chip Growth Fund, Class R5	2,897	1,468	132	4,233	70,895	-	-	160
MassMutual Select Diversified International Fund, Class R5	3,989	2,180	105	6,064	45,784	-	-	2
MassMutual Select Diversified Value Fund, Class R5	3,559	2,072	99	5,532	76,838	-	-	104
MassMutual Select Focused Value Fund, Class I	1,292	669	188	1,773	41,065	-	-	(197)
MassMutual Select Fundamental Growth Fund, Class R5	5,820	2,937	207	8,550	71,992	-	-	96
MassMutual Select Fundamental Value Fund, Class I	4,036	2,094	342	5,788	80,104	-	-	(177)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2055 Fund (Continued)
MassMutual Select Growth Opportunities Fund, Class I	3,648	1,882	206	5,324	$61,017	$-	$-	$182
MassMutual Select Large Cap Value Fund, Class R5	3,600	2,207	79	5,728	55,222	-	-	(1)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	1,452	694	109	2,037	38,766	-	-	18
MassMutual Select Mid-Cap Value Fund, Class I	2,207	1,112	82	3,237	48,622	-	-	92
MassMutual Select Overseas Fund, Class I	9,855	5,375	226	15,004	134,739	-	-	52
MassMutual Select PIMCO Total Return Fund, Class I	275	237	16	496	5,083	-	-	(1)
MassMutual Select Small Cap Growth Equity Fund, Class I	1,018	536	555	999	19,209	-	-	(524)
MassMutual Select Small Cap Value Equity Fund, Class R5	2,105	917	108	2,914	43,975	-	-	166
MassMutual Select Small Company Growth Fund, Class R5	1,004	543	245	1,302	16,548	-	-	(268)
MassMutual Select Small Company Value Fund, Class I	566	207	151	622	10,438	-	-	(47)
MassMutual Select Strategic Bond Fund, Class R5	232	124	5	351	3,539	-	-	-
MM MSCI EAFE International Index Fund, Class I	6,709	3,537	152	10,094	137,174	-	-	(26)
MM Russell 2000 Small Cap Index Fund, Class I	2,750	1,446	288	3,908	52,133	-	-	(96)
MM S&P Mid Cap Index Fund, Class I	3,145	1,537	99	4,583	58,844	-	-	(73)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	10,459	8,177	329	18,307	58,583	-	-	21
Oppenheimer Developing Markets Fund, Class I**	1,016	568	279	1,305	48,191	-	-	(308)
Oppenheimer Global Real Estate Fund, Class I**	1,979	1,223	43	3,159	32,312	51	-	5
Oppenheimer International Bond Fund, Class I**	1,331	732	247	1,816	11,058	71	-	(1)
Oppenheimer Real Estate Fund, Class I**	831	481	26	1,286	32,742	76	-	27

					$1,633,333	$210	$-	$(1,182)

*	Fund advised by Babson Capital Management LLC.
**	Fund advised by OFI Global Asset Management, Inc.
†	Amount is less than $0.50.

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, plus interest and the Official Committee’s court costs, are approximately $1,621,800 and $1,186,430, respectively.

Notes to Portfolio of Investments (Unaudited) (Continued)

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

6.	Subsequent Events

Management has evaluated the events and transactions subsequent to March 31, 2014, through the date when the Portfolios of Investments were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments other than those disclosed below.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) replaced MassMutual as the Funds’ investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	5/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	5/27/14

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	5/27/14